                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-5002

                           SCUDDER VARIABLE SERIES II
                           --------------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       6/30/2004

ITEM 1.  REPORT TO STOCKHOLDERS

s

Contents

Management Summary, Portfolios of Investments, Financial Statements, Financial Highlights for:

<Click Here> Scudder Aggressive Growth Portfolio

<Click Here> Scudder Blue Chip Portfolio

<Click Here> Scudder Fixed Income Portfolio

<Click Here> Scudder Global Blue Chip Portfolio

<Click Here> Scudder Government & Agency Securities Portfolio (formerly Scudder Government Securities Portfolio)

<Click Here> Scudder Growth Portfolio

<Click Here> Scudder High Income Portfolio

<Click Here> Scudder International Select Equity Portfolio

<Click Here> Scudder Large Cap Value Portfolio (formerly Scudder Contrarian Value Portfolio)

<Click Here> Scudder Money Market Portfolio

<Click Here> Scudder Small Cap Growth Portfolio

<Click Here> Scudder Strategic Income Portfolio

<Click Here> Scudder Technology Growth Portfolio

<Click Here> Scudder Total Return Portfolio

<Click Here> SVS Davis Venture Value Portfolio

<Click Here> SVS Dreman Financial Services Portfolio

<Click Here> SVS Dreman High Return Equity Portfolio

<Click Here> SVS Dreman Small Cap Value Portfolio

<Click Here> SVS Eagle Focused Large Cap Growth Portfolio

<Click Here> SVS Focus Value+Growth Portfolio

<Click Here> SVS Index 500 Portfolio

<Click Here> SVS INVESCO Dynamic Growth Portfolio

<Click Here> SVS Janus Growth and Income Portfolio

<Click Here> SVS Janus Growth Opportunities Portfolio

<Click Here> SVS MFS Strategic Value Portfolio

<Click Here> SVS Oak Strategic Equity Portfolio

<Click Here> SVS Turner Mid Cap Growth Portfolio

<Click Here> Notes to Financial Statements

This report must be preceded or accompanied by a prospectus. To obtain a prospectus, call (800) 778-1482 or your financial representative. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The prospectus contains this and other important information about the product. Please read the prospectus carefully before you invest.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE

Investments in variable portfolios involve risk. Some portfolios have more risk than others. These include portfolios that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in Emerging Market countries). Please read the prospectus for specific details regarding its investments and risk profile.

Management Summary June 30, 2004

Scudder Aggressive Growth Portfolio

Growth stocks produced positive absolute returns during the first half of 2004, but as a group, the asset class underperformed value stocks. Among market-cap ranges, small caps outperformed mid caps, which in turn outperformed their large-cap counterparts. Notably, the type of small, low-quality and richly valued companies that dominated market returns in 2003 continued their year-to-date reversal. This provided a more favorable investment environment for managers such as us, who strive to invest in quality companies with attractive valuations and fundamentals. The portfolio produced a total return of -1.69% (Class A shares, unadjusted for contract charges, and for the six-month period ended June 30, 2004) trailing the 2.96% return of the Russell 3000 Growth Index.

The portfolio's sector allocation was a net negative for performance. While overweights in energy and telecommunications services helped, underweights in industrials and consumer staples hurt. Stock selection also detracted, as our positive stock-picking within financials and materials was trumped by negative selection within information technology and industrials. Chicago Mercantile Exchange was the largest individual contributor, and Alliance Gaming (no longer held as of June 30) was the most significant detractor.

We believe investors' renewed emphasis on fundamentals and valuations should improve our chances of generating outperformance through research and individual stock selection. We are looking to increase the portfolio's exposure in the health care sector, and we have begun to trim its holdings within financials. In general, our goal is to position the portfolio for a potentially more challenging environment by focusing on companies that are generating the strongest earnings growth.

Audrey M.T. Jones*
Samuel A. Dedio
Robert S. Janis

Co-Managers
Deutsche Investment Management Americas Inc.

* Ms. Jones retired on June 30, 2004. Effective July 1, 2004, Mr. Dedio and Mr. Janis are co-lead portfolio managers of the Portfolio.

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. Please see scudder.com for the product's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Information concerning the portfolio holdings of the portfolio as of month-end is available upon request on the 16th of the following month.

Risk Considerations

This portfolio is subject to stock market risk. It is non-diversified and can take larger positions in fewer companies, increasing its overall potential risk. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

The Russell 3000 Growth Index is an unmanaged, capitalization-weighted index containing the growth stocks in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of all distributions and do not reflect fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of June 30, 2004, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Investment Portfolio June 30, 2004 (Unaudited)

Scudder Aggressive Growth Portfolio

	Shares	Value ($)

Common Stocks 87.0%
Consumer Discretionary 14.7%
Automobiles 1.6%
Thor Industries, Inc.	31,600	1,057,336
Hotels Restaurants & Leisure 4.0%
GTECH Holdings Corp.	21,900	1,014,189
MGM Mirage, Inc.*	17,900	840,226
The Cheesecake Factory, Inc.*	17,500	696,325
		2,550,740
Household Durables 2.7%
Harman International Industries, Inc.	19,000	1,729,000
Specialty Retail 4.9%
Advance Auto Parts, Inc.*	25,400	1,122,172
Aeropostale, Inc.*	30,600	823,446
Chico's FAS, Inc.*	27,500	1,241,900
		3,187,518
Textiles, Apparel & Luxury Goods 1.5%
Columbia Sportswear Co.* (c)	17,100	934,002
Consumer Staples 4.1%
Beverages 1.7%
Constellation Brands, Inc. "A"* (c)	30,600	1,136,178
Food Products 1.3%
Dean Foods Co.*	22,100	824,551
Personal Products 1.1%
NBTY, Inc.*	24,000	705,360
Energy 3.7%
Energy Equipment & Services
BJ Services Co.*	16,000	733,440
Rowan Companies, Inc.*	67,600	1,644,708
		2,378,148
Financials 10.1%
Capital Markets 3.7%
Investors Financial Services Corp.	20,800	906,464
Legg Mason, Inc.	16,300	1,483,463
		2,389,927
Consumer Finance 1.2%
Providian Financial Corp.*	51,800	759,906
Diversified Financial Services 5.2%
Ameritrade Holding Corp.*	65,000	737,750
Chicago Mercantile Exchange (c)	4,500	649,665
Citigroup, Inc.	15,200	706,800
The First Marblehead Corp.*	31,000	1,248,060
		3,342,275
Health Care 21.5%
Biotechnology 5.7%
Amgen, Inc.*	24,500	1,336,965
Gilead Sciences, Inc.*	21,700	1,453,900
	Shares	Value ($)

Martek Biosciences Corp.* (c)	15,800	887,486
		3,678,351
Health Care Equipment & Supplies 3.8%
C.R. Bard, Inc.	9,600	543,840
Kinetic Concepts, Inc.*	16,500	823,350
Medtronic, Inc.	22,098	1,076,614
		2,443,804
Health Care Providers & Services 3.9%
Cardinal Health, Inc.	8,700	609,435
Triad Hospitals, Inc.*	24,500	912,135
WellPoint Health Networks, Inc.*	8,600	963,286
		2,484,856
Pharmaceuticals 8.1%
Eli Lilly & Co.	19,300	1,349,263
Johnson & Johnson	16,800	935,760
Pfizer, Inc.	38,900	1,333,492
Teva Pharmaceutical Industries Ltd. (ADR) (c)	23,600	1,588,044
		5,206,559
Industrials 1.2%
Airlines
JetBlue Airways Corp.* (c)	26,400	775,632
Information Technology 25.8%
Communications Equipment 4.6%
Cisco Systems, Inc.*	58,100	1,376,970
Juniper Networks, Inc.*	38,601	948,427
QLogic Corp.*	24,700	656,773
		2,982,170
Computers & Peripherals 3.0%
Dell, Inc.*	32,300	1,156,986
EMC Corp.*	67,000	763,800
		1,920,786
Electronic Equipment & Instruments 1.3%
Jabil Circuit, Inc.*	32,900	828,422
IT Consulting & Services 1.8%
Paychex, Inc.	34,400	1,165,472
Office Electronics 1.1%
Zebra Technologies Corp. "A"*	7,700	669,900
Semiconductors & Semiconductor Equipment 9.5%
Applied Micro Circuits Corp.*	233,700	1,243,284
Intersil Corp. "A"	46,000	996,360
Linear Technology Corp.	25,500	1,006,485
Microchip Technology, Inc.	22,200	700,188
Novellus Systems, Inc.*	23,600	741,984
Teradyne, Inc.*	37,100	842,170
Texas Instruments, Inc.	23,800	575,484
		6,105,955
Software 4.5%
Cognos, Inc.* (c)	34,800	1,258,368
Intuit, Inc.*	27,900	1,076,382
VERITAS Software Corp.*	20,400	565,080
		2,899,830
	Shares	Value ($)

Materials 4.4%
Containers & Packaging 1.0%
Packaging Corp. of America	27,400	654,860
Metals & Mining 3.4%
Peabody Energy Corp.	25,400	1,422,146
United States Steel Corp.	22,100	776,152
		2,198,298
Telecommunication Services 1.5%
Wireless Telecommunication Services
Nextel Partners, Inc. "A"* (c)	59,400	945,648
Total Common Stocks (Cost $48,104,029)		55,955,484
	Shares	Value ($)

Securities Lending Collateral 7.1%
Daily Assets Fund Institutional, 1.15% (d) (e) (Cost $4,591,637)	4,591,637	4,591,637

Cash Equivalents 5.9%
Scudder Cash Management QP Trust, 1.20% (b) (Cost $3,810,449)	3,810,449	3,810,449
Total Investment Portfolio - 100.0% (Cost $56,506,115) (a)		64,357,570

Notes to Scudder Aggressive Growth Portfolio of Investments

* Non-income producing security.
(a) The cost for federal income tax purposes was $56,554,531. At June 30, 2004, net unrealized appreciation for all securities based on tax cost was $7,803,039. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,958,262 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,155,223.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2004 amounted to $4,458,727, which is 7.6% of net assets.
(d) Daily Assets Fund Institutional, an affiliated fund, is also managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(e) Represents collateral held in connection with securities lending.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $48,104,029)	$ 55,955,484
Investment in Daily Assets Fund Institutional (cost $4,591,637)*	4,591,637
Investment in Scudder Cash Management QP Trust (cost $3,810,449)	3,810,449
Total investments in securities, at value (cost $56,506,115)	64,357,570
Cash	10,000
Receivable for investments sold	105,100
Dividends receivable	10,893
Interest receivable	4,275
Receivable for Portfolio shares sold	30,296
Total assets	64,518,134
Liabilities
Payable for investments purchased	1,079,532
Payable for Portfolio shares redeemed	14,922
Payable upon return of securities loaned	4,591,637
Accrued management fee	36,901
Other accrued expenses and payables	50,816
Total liabilities	5,773,808
Net assets, at value	$ 58,744,326
Net Assets
Net assets consist of: Accumulated net investment loss	(165,547)
Net unrealized appreciation (depreciation) on investments	7,851,455
Accumulated net realized gain (loss)	(39,863,374)
Paid-in capital	90,921,792
Net assets, at value	$ 58,744,326
Class A Net Asset Value, offering and redemption price per share ($53,206,575 / 5,722,198 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.30
Class B Net Asset Value, offering and redemption price per share ($5,537,751 / 599,188 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.24

* Represents collateral on securities loaned.
Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $1,049)	$ 96,168
Interest - Scudder Cash Management QP Trust	16,388
Securities lending income	5,442
Total Income	117,998
Expenses: Management fee	224,715
Custodian and accounting fees	22,524
Distribution service fees (Class B)	6,041
Record keeping fees (Class B)	3,269
Auditing	19,978
Legal	3,700
Reports to shareholders	3,575
Total expenses before expense reductions	283,802
Expense reductions	(342)
Total expenses after expense reductions	283,460
Net investment income (loss)	(165,462)
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	1,889,510
Net unrealized appreciation (depreciation) during the period on investments	(2,880,392)
Net gain (loss) on investment transactions	(990,882)
Net increase (decrease) in net assets resulting from operations	$ (1,156,344)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income (loss)	$ (165,462)	$ (295,832)
Net realized gain (loss) on investment transactions	1,889,510	(6,980,374)
Net unrealized appreciation (depreciation) on investment transactions during the period	(2,880,392)	21,899,078
Net increase (decrease) in net assets resulting from operations	(1,156,344)	14,622,872
Portfolio share transactions: Class A Proceeds from shares sold	2,498,175	19,207,656
Cost of shares redeemed	(4,337,544)	(21,817,569)
Net increase (decrease) in net assets from Class A share transactions	(1,839,369)	(2,609,913)
Class B Proceeds from shares sold	2,068,795	3,541,180
Cost of shares redeemed	(215,334)	(186,774)
Net increase (decrease) in net assets from Class B share transactions	1,853,461	3,354,406
Increase (decrease) in net assets	(1,142,252)	15,367,365
Net assets at beginning of period	59,886,578	44,519,213
Net assets at end of period (including accumulated net investment loss of $165,547 and $85, respectively)	$ 58,744,326	$ 59,886,578
Other Information
Class A Shares outstanding at beginning of period	5,923,874	6,292,403
Shares sold	262,077	2,320,895
Shares redeemed	(463,753)	(2,689,424)
Net increase (decrease) in Portfolio shares	(201,676)	(368,529)
Shares outstanding at end of period	5,722,198	5,923,874
Class B Shares outstanding at beginning of period	405,258	11,689
Shares sold	217,305	417,145
Shares redeemed	(23,375)	(23,576)
Net increase (decrease) in Portfolio shares	193,930	393,569
Shares outstanding at end of period	599,188	405,258

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2004[a]	2003	2002	2001	2000[b]	1999[b,c]
Selected Per Share Data
Net asset value, beginning of period	$ 9.46	$ 7.06	$ 10.22	$ 13.20	$ 13.99	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[d]	(.02)	(.05)	(.01)	.06	.18	.06
Net realized and unrealized gain (loss) on investment transactions	(.14)	2.45	(3.11)	(2.92)	(.87)	3.93
Total from investment operations	(.16)	2.40	(3.12)	(2.86)	(.69)	3.99
Less distributions from: Net investment income	-	-	(.04)	(.12)	-	-
Net realized gains on investment transactions	-	-	-	-	(.10)	-
Total distributions	-	-	(.04)	(.12)	(.10)	-
Net asset value, end of period	$ 9.30	$ 9.46	$ 7.06	$ 10.22	$ 13.20	$ 13.99
Total Return (%)	(1.69)**	33.99[e]	(30.66)	(21.76)	(4.96)	39.89e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	53	56	44	71	66	12
Ratio of expenses before expense reductions (%)	.92*	.98	.81	.86	.95	2.66*
Ratio of expenses after expense reductions (%)	.92*	.95	.81	.86	.94	.50*
Ratio of net investment income (loss) (%)	(.53)*	(.57)	(.19)	.58	1.22	.80*
Portfolio turnover rate (%)	93*	91	71	42	103	90*

a For the six months ended June 30, 2004 (Unaudited).
b On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Per share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
c For the period from May 1, 1999 (commencement of operations) to December 31, 1999.
d Based on average shares outstanding during the period.
e Total return would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Class B

Years Ended December 31,	2004[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.42	$ 7.06	$ 7.43
Income (loss) from investment operations: Net investment income (loss)[c]	(.04)	(.09)	(.02)
Net realized and unrealized gain (loss) on investment transactions	(.14)	2.45	(.35)
Total from investment operations	(.18)	2.36	(.37)
Net asset value, end of period	$ 9.24	$ 9.42	$ 7.06
Total Return (%)	(1.91)**	33.43[d]	(4.98)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	4.1
Ratio of expenses before expense reductions (%)	1.30*	1.37	1.06*
Ratio of expenses after expense reductions (%)	1.30*	1.34	1.06*
Ratio of net investment income (loss) (%)	(.91)*	(.96)	(.47)*
Portfolio turnover rate (%)	93*	91	71

a For the six months ended June 30, 2004 (Unaudited).
b For the period from July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
d Total return would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Management Summary June 30, 2004

Scudder Blue Chip Portfolio

Scudder Blue Chip Portfolio finished the six-month period up 6.94% (Class A shares, unadjusted for contract charges, and for the six-month period ended June 30, 2004), versus the the Russell 1000 Index, the portfolio's benchmark return of 3.33%.

Two factors shared a role in this strong performance for the six-month period. First, the portfolio managers maintained strict discipline by keeping their focus on balance sheets and accounting statements. This bottom-line research resulted in solid stock selections - in fact, almost 90% of portfolio performance was due to stock selection. The second factor that contributed to the success of the portfolio was the market's behavior, which played into the strengths of the portfolio's investment process. The market moved from an environment for risk lovers to a back-to-basics orientation that placed more emphasis on core-quality factors.

While Internet, energy, household products and health care equipment proved to be strong sectors for the market, the portfolio added most of its value through diversified financials, media, pharmaceuticals and biotechnology. Individual stock selection succeeded to such a degree that even underweight sectors in the portfolio outperformed their benchmark counterparts.

Countrywide Financial, McGraw-Hill and Genentech posted solid gains for the portfolio. Countrywide Financial, one of the top names in the diversified financial industry, finished up sharply due to its positive earnings prospects; its business is diversified and is expected to do well even in a high-interest-rate environment. McGraw-Hill, a global information services provider, had a reasonable valuation and attractive earnings relative to its industry peers, so it was rewarded accordingly. Genentech has seen outstanding capital growth. Its profits rose on strong sales of its new colon cancer drug Avastin.

The portfolio had very few stocks that were counterproductive to performance, though one detractor was health care provider Humana Inc. (Not held as of June 30, 2004.) CEO Michael B. McCallister moved Humana out of the red, mostly due to his implementation of employee cost controls. This, combined with the company's capital growth, leads the portfolio managers to believe that Humana is an undervalued name that they should continue to hold.

The portfolio outperformed in 67% of the industries it followed. Even with the severe volatility of the past six months, the portfolio managed to add value across almost all industries. We believe this performance lends credence to the investment team's disciplined approach that focuses on fundamentals: companies with strong balance sheets and accounting statements, reasonable valuation and earnings potential.

Janet Campagna
Robert Wang

Co-Managers
Deutsche Investment Management Americas Inc.

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. Please see scudder.com for the product's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Information concerning the portfolio holdings of the portfolio as of month-end is available upon request on the 16th of the following month.

Risk Considerations

This portfolio is subject to stock market risk. It may focus its investments on certain economic sectors, thereby increasing its vulnerability to any single economic, political or regulatory development. This may result in greater share price volatility. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

The Russell 1000 Index is an unmanaged capitalization-weighted price-only index composed of the largest-capitalized United States companies whose common stocks are traded in the US. This larger capitalization, market-oriented index is highly correlated with the S&P 500 Index. Index returns assume reinvestment of all distributions and do not reflect fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of June 30, 2004, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Investment Portfolio June 30, 2004 (Unaudited)

Scudder Blue Chip Portfolio

	Shares	Value ($)

Common Stocks 95.6%
Consumer Discretionary 13.0%
Auto Components 0.9%
American Axle & Manufacturing Holdings, Inc.*	68,900	2,505,204
Hotels Restaurants & Leisure 2.2%
Applebee's International, Inc.	20,350	468,457
McDonald's Corp.	127,000	3,302,000
Regal Entertainment Group "A"	16,400	296,840
Starbucks Corp.*	51,100	2,221,828
		6,289,125
Household Durables 1.0%
NVR, Inc.*	1,100	532,620
The Stanley Works	48,800	2,224,304
		2,756,924
Internet & Catalog Retail 0.5%
eBay, Inc.*	16,500	1,517,175
Leisure Equipment & Products 0.2%
Eastman Kodak Co.	21,600	582,768
Media 3.2%
Getty Images, Inc.*	6,500	390,000
McGraw-Hill, Inc.	53,900	4,127,123
Omnicom Group, Inc.	9,600	728,544
Time Warner, Inc.*	216,700	3,809,586
		9,055,253
Multiline Retail 0.9%
Saks, Inc.	148,200	2,223,000
Sears, Roebuck & Co.	2,800	105,728
The May Department Stores Co.	9,700	266,653
		2,595,381
Specialty Retail 4.1%
Advance Auto Parts, Inc.*	5,000	220,900
American Eagle Outfitters, Inc.*	73,100	2,113,321
Barnes & Noble, Inc.*	80,200	2,725,196
Best Buy Co., Inc.	15,300	776,322
Claire's Stores, Inc.	125,000	2,712,500
RadioShack Corp.	18,800	538,244
The Gap, Inc.	112,900	2,737,825
		11,824,308
Consumer Staples 8.3%
Beverages 1.6%
Adolph Coors Co. "B"	18,800	1,359,992
The Coca-Cola Co.	61,700	3,114,616
		4,474,608
Food & Drug Retailing 1.4%
7-Eleven, Inc.*	24,800	442,680
Supervalu, Inc.	11,200	342,832
Sysco Corp.	56,300	2,019,481
Wal-Mart Stores, Inc.	20,000	1,055,200
Winn-Dixie Stores, Inc. (e)	38,700	278,640
		4,138,833
	Shares	Value ($)

Food Products 1.0%
Hershey Foods Corp.	1,800	83,286
Sara Lee Corp.	80,300	1,846,097
Tyson Foods, Inc. "A"	48,800	1,022,360
		2,951,743
Household Products 1.6%
Energizer Holdings, Inc.*	8,700	391,500
Procter & Gamble Co.	75,000	4,083,000
		4,474,500
Personal Products 1.8%
Gillette Co.	119,900	5,083,760
Tobacco 0.9%
Altria Group, Inc.	49,100	2,457,455
Energy 7.2%
Oil & Gas
Apache Corp.	5,800	252,590
ConocoPhillips	39,100	2,982,939
Devon Energy Corp.	53,700	3,544,200
ExxonMobil Corp.	87,140	3,869,887
Occidental Petroleum Corp.	37,900	1,834,739
Sunoco, Inc.	58,800	3,740,856
Valero Energy Corp.	44,500	3,282,320
Williams Companies, Inc.	92,300	1,098,370
		20,605,901
Financials 17.8%
Banks 6.5%
Bank of America Corp.	59,900	5,068,738
Bank One Corp.	10,200	520,200
Golden West Financial Corp.	40,300	4,285,905
National City Corp.	59,000	2,065,590
PNC Financial Services Group	12,500	663,500
US Bancorp.	78,400	2,160,704
Wachovia Corp.	38,400	1,708,800
Wells Fargo & Co.	37,700	2,157,571
		18,631,008
Capital Markets 1.9%
Goldman Sachs Group, Inc.	32,000	3,013,120
Lehman Brothers Holdings, Inc.	31,200	2,347,800
		5,360,920
Consumer Finance 0.7%
Capital One Finance Corp.	8,900	608,582
MBNA Corp.	48,900	1,261,131
		1,869,713
Diversified Financial Services 4.1%
Citigroup, Inc.	62,500	2,906,250
Countrywide Financial Corp.	59,550	4,183,387
Freddie Mac	16,500	1,044,450
J.P. Morgan Chase & Co.	91,800	3,559,086
		11,693,173
Insurance 3.4%
Allstate Corp.	49,400	2,299,570
American International Group, Inc.	8,212	585,351
	Shares	Value ($)

Chubb Corp.	8,200	559,076
Loews Corp.	17,000	1,019,320
MetLife, Inc.	25,400	910,590
Odyssey Re Holdings Corp.	6,800	163,200
W.R. Berkley Corp.	95,050	4,082,398
		9,619,505
Real Estate 1.2%
Apartment Investment & Management Co. (REIT)	5,700	177,441
Avalonbay Communities, Inc. (REIT)	4,400	248,688
Camden Property Trust	7,200	329,760
CenterPoint Properties Corp. (REIT)	2,600	199,550
Equity Office Properties Trust (REIT)	29,600	805,120
Equity Residential (REIT)	16,300	484,599
General Growth Properties, Inc.	12,300	363,711
Rayonier, Inc.	8,200	364,490
The Rouse Co.	5,300	251,750
Vornado Realty Trust (REIT)	5,800	331,238
		3,556,347
Health Care 13.1%
Biotechnology 1.0%
Genentech, Inc.*	47,900	2,691,980
Health Care Equipment & Supplies 2.7%
Baxter International, Inc.	90,600	3,126,606
IDEXX Laboratories, Inc.*	45,800	2,882,652
Medtronic, Inc.	4,900	238,728
Respironics, Inc.*	10,500	616,875
Zimmer Holdings, Inc.*	10,200	899,640
		7,764,501
Health Care Providers & Services 2.3%
Covance, Inc.*	11,700	451,386
Health Net, Inc.*	21,500	569,750
IMS Health, Inc.	18,300	428,952
Lincare Holdings, Inc.*	300	9,858
Renal Care Group, Inc.*	16,900	559,897
UnitedHealth Group, Inc.	73,300	4,562,925
		6,582,768
Pharmaceuticals 7.1%
Allergan, Inc.	5,200	465,504
Andrx Corp.*	62,800	1,754,004
Endo Pharmaceuticals Holdings, Inc.*	47,200	1,106,840
Johnson & Johnson	137,182	7,641,038
Pfizer, Inc.	213,850	7,330,778
Valeant Pharmaceuticals International	102,700	2,054,000
		20,352,164
Industrials 12.6%
Aerospace & Defense 3.6%
Boeing Co.	82,600	4,220,034
General Dynamics Corp.	40,000	3,972,000
Goodrich Corp.	100	3,233
Raytheon Co.	47,600	1,702,652
United Defense Industries, Inc.*	11,000	385,000
		10,282,919
	Shares	Value ($)

Air Freight & Logistics 2.8%
FedEx Corp.	18,800	1,535,772
J.B. Hunt Transport Services, Inc.	71,400	2,754,612
Ryder System, Inc.	90,400	3,622,328
		7,912,712
Commercial Services & Supplies 2.0%
Career Education Corp.*	41,500	1,890,740
Cendant Corp.	148,100	3,625,488
Hewitt Associates, Inc. "A"*	9,200	253,000
		5,769,228
Industrial Conglomerates 3.6%
3M Co.	65,800	5,922,658
General Electric Co.	133,500	4,325,400
		10,248,058
Road & Rail 0.6%
Burlington Northern Santa Fe Corp.	15,900	557,613
Swift Transportation Co., Inc.*	67,200	1,206,240
		1,763,853
Information Technology 14.4%
Communications Equipment 1.9%
Cisco Systems, Inc.*	76,500	1,813,050
QUALCOMM, Inc.	48,100	3,510,338
		5,323,388
Computers & Peripherals 2.9%
International Business Machines Corp.	37,400	3,296,810
Lexmark International, Inc.*	28,800	2,780,064
Storage Technology Corp.*	73,400	2,128,600
		8,205,474
Electronic Equipment & Instruments 0.2%
Avnet, Inc.*	24,400	553,880
Internet Software & Services 0.3%
Yahoo!, Inc.*	26,300	955,479
IT Consulting & Services 0.8%
Acxiom Corp.	22,400	556,192
Unisys Corp.*	129,800	1,801,624
		2,357,816
Semiconductors & Semiconductor Equipment 5.8%
Advanced Micro Devices, Inc.* (e)	96,400	1,532,760
Atmel Corp.*	254,000	1,503,680
Cree, Inc.* (e)	77,800	1,811,184
Intel Corp.	242,700	6,698,520
LSI Logic Corp.*	32,500	247,650
Silicon Laboratories, Inc.*	32,700	1,515,645
Texas Instruments, Inc.	125,600	3,037,008
		16,346,447
Software 2.5%
Adobe Systems, Inc.	56,000	2,604,000
Autodesk, Inc.	25,100	1,074,531
Microsoft Corp.	111,300	3,178,728
Symantec Corp.*	7,300	319,594
		7,176,853
	Shares	Value ($)

Materials 2.2%
Chemicals 0.6%
Dow Chemical Co.	7,200	293,040
Engelhard Corp.	12,600	407,106
Monsanto Co.	28,100	1,081,850
		1,781,996
Construction Materials 0.1%
Lafarge North America, Inc.	5,500	238,150
Containers & Packaging 0.5%
Owens-Illinois, Inc.*	88,800	1,488,288
Paper & Forest Products 1.0%
Louisiana-Pacific Corp.	114,100	2,698,465
Telecommunication Services 4.5%
Diversified Telecommunication Services 3.7%
BellSouth Corp.	138,600	3,634,092
Sprint Corp. (FON Group)	134,900	2,374,240
Verizon Communications, Inc.	119,000	4,306,610
		10,314,942
Wireless Telecommunication Services 0.8%
Crown Castle International Corp.*	8,000	118,000
Nextel Communications, Inc. "A"*	82,600	2,202,116
		2,320,116
	Shares	Value ($)

Utilities 2.5%
Electric Utilities 2.0%
American Electric Power Co.	37,300	1,193,600
Exelon Corp.	136,000	4,527,440
		5,721,040
Multi-Utilities & Unregulated Power 0.5%
AES Corp.*	137,100	1,361,403
Total Common Stocks (Cost $242,541,239)		272,255,524

	Principal Amount ($)	Value ($)

US Government Backed 0.2%
US Treasury Bill, 0.94%**, 7/29/2004 (f) (Cost $614,550)	615,000	614,550

	Shares	Value ($)

Securities Lending Collateral 1.1%
Daily Assets Fund Institutional, 1.15% (c) (d) (Cost $3,116,200)	3,116,200	3,116,200

Cash Equivalents 3.1%
Scudder Cash Management QP Trust, 1.20% (b) (Cost $8,832,535)	8,832,535	8,832,535
Total Investment Portfolio - 100.0% (Cost $255,104,524) (a)		284,818,809

Notes to Scudder Blue Chip Portfolio of Investments

* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
(a) The cost for federal income tax purposes was $256,904,384. At June 30, 2004, net unrealized appreciation for all securities based on tax cost was $27,914,425. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $30,773,350 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,858,925.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Daily Assets Fund Institutional, an affiliated fund, is also managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending.
(e) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2004 amounted to $3,069,786 which is 1.1% of total net assets.
(f) At June 30, 2004, this security, in part or in whole, has been segregated to cover initial margin requirements for open futures contracts.
At June 30, 2004, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
S&P 500	9/16/2004	31	8,764,243	8,838,100	73,857

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $243,155,789)	$ 272,870,074
Investment in Daily Assets Fund Institutional (cost $3,116,200)*	3,116,200
Investment in Scudder Cash Management QP Trust (cost $8,832,535)	8,832,535
Total investments in securities, at value (cost $255,104,524)	284,818,809
Cash	10,000
Dividends receivable	215,136
Interest receivable	8,093
Receivable for Portfolio shares sold	215,928
Receivable for daily variation margin on open futures contracts	35,650
Total assets	285,303,616
Liabilities
Payable for Portfolio shares redeemed	160,483
Payable upon return of securities loaned	3,116,200
Accrued management fee	148,632
Other accrued expenses and payables	40,858
Total liabilities	3,466,173
Net assets, at value	$ 281,837,443
Net Assets
Net assets consist of: Undistributed net investment income	1,340,602
Net unrealized appreciation (depreciation) on: Investments	29,714,285
Futures	73,857
Accumulated net realized gain (loss)	(35,212,204)
Paid-in capital	285,920,903
Net assets, at value	$ 281,837,443
Class A Net Asset Value, offering and redemption price per share ($253,437,265 / 20,138,070 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.58
Class B Net Asset Value, offering and redemption price per share ($28,400,178 / 2,260,028 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.57

* Represents collateral on securities loaned.
Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $88)	$ 2,321,996
Interest - Scudder Cash Management QP Trust	43,934
Interest	2,624
Securities lending income	1,959
Total Income	2,370,513
Expenses: Management fee	873,714
Custodian fees	10,010
Distribution service fees (Class B)	27,356
Record keeping fees (Class B)	14,767
Auditing	19,780
Legal	7,760
Trustees' fees and expenses	1,753
Reports to shareholders	6,005
Other	6,763
Total expenses, before expense reductions	967,908
Expense reductions	(779)
Total expenses, after expense reductions	967,129
Net investment income (loss)	1,403,384
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	22,012,824
Futures	282,841
22,295,665
Net unrealized appreciation (depreciation) during the period on: Investments	(5,500,665)
Futures	(87,099)
(5,587,764)
Net gain (loss) on investment transactions	16,707,901
Net increase (decrease) in net assets resulting from operations	$ 18,111,285

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income (loss)	$ 1,403,384	$ 1,750,488
Net realized gain (loss) on investment transactions	22,295,665	15,303,859
Net unrealized appreciation (depreciation) on investment transactions during the period	(5,587,764)	40,462,393
Net increase (decrease) in net assets resulting from operations	18,111,285	57,516,740
Distributions to shareholders from: Net investment income Class A	(1,626,701)	(1,353,726)
Class B	(56,503)	(7,619)
Portfolio share transactions: Class A Proceeds from shares sold	7,341,073	48,054,210
Reinvestment of distributions	1,626,701	1,353,726
Cost of shares redeemed	(12,417,736)	(35,300,630)
Net increase (decrease) in net assets from Class A share transactions	(3,449,962)	14,107,306
Class B Proceeds from shares sold	10,437,610	14,291,287
Reinvestment of distributions	56,503	7,619
Cost of shares redeemed	(314,736)	(18,533)
Net increase (decrease) in net assets from Class B share transactions	10,179,377	14,280,373
Increase (decrease) in net assets	23,157,496	84,543,074
Net assets at beginning of period	258,679,947	174,136,873
Net assets at end of period (including undistributed net investment income of $1,340,602 and $1,620,422, respectively)	$ 281,837,443	$ 258,679,947
Other Information
Class A Shares outstanding at beginning of period	20,421,127	18,535,421
Shares sold	598,428	5,312,621
Shares issued to shareholders in reinvestment of distributions	132,360	150,749
Shares redeemed	(1,013,845)	(3,577,664)
Net increase (decrease) in Portfolio shares	(283,057)	1,885,706
Shares outstanding at end of period	20,138,070	20,421,127
Class B Shares outstanding at beginning of period	1,427,149	40,975
Shares sold	853,918	1,387,142
Shares issued to shareholders in reinvestment of distributions	4,598	849
Shares redeemed	(25,637)	(1,817)
Net increase (decrease) in Portfolio shares	832,879	1,386,174
Shares outstanding at end of period	2,260,028	1,427,149

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2004[a]	2003	2002	2001	2000[b]	1999[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.84	$ 9.37	$ 12.07	$ 14.41	$ 15.69	$ 12.60
Income (loss) from investment operations: Net investment income (loss)[c]	.07	.08	.07	.05	.07	.09
Net realized and unrealized gain (loss) on investment transactions	.75	2.45	(2.73)	(2.33)	(1.29)	3.08
Total from investment operations	.82	2.53	(2.66)	(2.28)	(1.22)	3.17
Less distributions from: Net investment income	(.08)	(.06)	(.04)	(.06)	(.06)	(.08)
Net asset value, end of period	$ 12.58	$ 11.84	$ 9.37	$ 12.07	$ 14.41	$ 15.69
Total Return (%)	6.94**	27.25	(22.11)	(15.81)	(7.84)	25.24
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	253	242	174	240	228	185
Ratio of expenses before expense reductions (%)	.69*	.71	.69	.69	.71	.71
Ratio of expenses after expense reductions (%)	.69*	.71	.69	.69	.71	.70
Ratio of net investment income (loss) (%)	1.07*	.82	.65	.42	.44	.67
Portfolio turnover rate (%)	267*	182	195	118	86	64

a For the six months ended June 30, 2004 (Unaudited).
b On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Per share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
c Based on average shares outstanding during the period.
* Annualized ** Not annualized

Class B

Years Ended December 31,	2004[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.80	$ 9.35	$ 10.28
Income (loss) from investment operations: Net investment income (loss)[c]	.05	.04	.03
Net realized and unrealized gain (loss) on investment transactions	.75	2.45	(.96)
Total from investment operations	.80	2.49	(.93)
Less distributions from: Net investment income	(.03)	(.04)	-
Net asset value, end of period	$ 12.57	$ 11.80	$ 9.35
Total Return (%)	6.80**	26.76	(9.05)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	28	17.4
Ratio of expenses (%)	1.07*	1.10	.94*
Ratio of net investment income (loss) (%)	.69*	.43	.61*
Portfolio turnover rate (%)	267*	182	195

a For the six months ended June 30, 2004 (Unaudited).
b For the period July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
* Annualized ** Not annualized

Management Summary June 30, 2004

Scudder Fixed Income Portfolio

The Federal Open Market Committee, after preparing the market for a policy change, increased the federal funds rate by 25 basis points in late June and set expectations for a "measured" pace of monetary policy tightening going forward. Over the period, volatility continued within the fixed-income markets as Treasury rates declined in the first quarter in response to disappointing job-creation reports. Treasury yields then spiked sharply - with the yield of the 10-year Treasury note increasing 24 basis points in just one day - when investors were caught off guard by a surprisingly strong jobs announcement in early April. Despite a difficult second quarter for bonds, the portfolio managed to post a positive return of 0.37% (Class A shares, unadjusted for contract charges, and for the six-month period ended June 30, 2004), outpacing the 0.15% return of its benchmark, the Lehman Brothers Aggregate Bond Index.

During the period, mortgages outperformed comparable Treasuries and were a significant contributor to the portfolio's performance. The asset-backed securities market, which performed well during the first quarter, underperformed Treasuries in the second quarter; overall, though, our overweight in the asset-backed sector boosted six-month returns. In addition, security selection within the credit sector created positive returns for the portfolio. Going forward, we believe that our disciplined, value-oriented approach can help to dampen the effect of rising interest rates should the Federal Reserve continue to tighten.

Gary W. Bartlett
Warren S. Davis
Thomas J. Flaherty
J. Christopher Gagnier
Daniel R. Taylor
Timothy C. Vile

Co-Lead Managers

Bruce A. Rodio
William T. Lissenden
Portfolio Managers
Deutsche Investment Management Americas Inc.

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. Please see scudder.com for the product's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Information concerning the portfolio holdings of the portfolio as of month-end is available upon request on the 16th of the following month.

Risk Considerations

Investments by the portfolio in lower-rated bonds present greater risk to principal and income than investments in higher-quality securities. This portfolio invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Additionally, investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and changes in political/economic conditions and market risks. All of these factors may result in greater share price volatility. Please see this portfolio's prospectus for specific details regarding its investments and risk profile.

A Treasury's guarantee relates only to the prompt payment of principal and interest and does not remove market risks if the investment is sold prior to maturity.

The Lehman Brothers Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities. Index returns assume reinvested dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of June 30, 2004, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Investment Portfolio June 30, 2004 (Unaudited)

Scudder Fixed Income Portfolio

	Principal Amount ($)	Value ($)

Corporate Bonds 19.1%
Consumer Discretionary 2.5%
Comcast Cable Communications:
6.2%, 11/15/2008	210,000	223,724
8.375%, 3/15/2013	950,000	1,115,248
Cox Communications, Inc., 6.75%, 3/15/2011	550,000	593,030
DaimlerChrysler NA Holdings Corp., 4.75%, 1/15/2008	960,000	967,956
General Motors Corp., 8.375%, 7/15/2033 (e)	360,000	381,057
Liberty Media Corp., Series A, 3.02%, 9/17/2006	1,515,000	1,543,073
TCI-Communications, Inc., 6.875%, 2/15/2006	2,050,000	2,165,153
Time Warner, Inc., 7.57%, 2/1/2024	360,000	388,742
		7,377,983
Energy 4.5%
Devon Energy Corp., 7.95%, 4/15/2032	415,000	479,360
Devon Financing Corp., 7.875%, 9/30/2031	635,000	728,635
Duke Capital Corp., 4.302%, 5/18/2006	1,204,000	1,223,216
FirstEnergy Corp., Series B, 6.45%, 11/15/2011	1,700,000	1,762,490
Halliburton Co., 5.5%, 10/15/2010	1,770,000	1,790,691
Husky Oil Ltd., 8.9%, 8/15/2028	1,165,000	1,314,479
National Fuel Gas Co., 5.25%, 3/1/2013	845,000	835,500
Pedernales Electric Cooperative, Series 02-A, 144A, 6.202%, 11/15/2032	1,715,000	1,715,257
Pemex Project Funding Master Trust, 144A, 2.82%, 6/15/2010	930,000	934,185
Tri-State Generation & Transmission Association:
144A, 6.04%, 1/31/2018	1,190,000	1,190,559
144A, 7.144%, 7/31/2033	1,145,000	1,188,602
		13,162,974
Financials 7.0%
American General Finance Corp., 4.625%, 5/15/2009	1,915,000	1,917,767
ASIF Global Finance, 144A, 4.9%, 1/17/2013	615,000	600,625
Capital One Bank:
5.0%, 6/15/2009	1,425,000	1,429,078
5.125%, 2/15/2014	385,000	364,299
DBS Capital Funding Corp., 144A, 7.657%, 3/15/2049	1,330,000	1,485,117
Ford Motor Credit Co.:
5.8%, 1/12/2009	640,000	646,015
6.875%, 2/1/2006	2,478,000	2,599,167
7.0%, 10/1/2013 (e)	435,000	439,118
General Motors Acceptance Corp.:
6.75%, 1/15/2006	1,220,000	1,278,378
6.875%, 9/15/2011	1,785,000	1,830,155
Goldman Sachs Group, Inc.:
5.15%, 1/15/2014 (e)	2,180,000	2,093,493
6.345%, 2/15/2034 (e)	680,000	638,570
	Principal Amount ($)	Value ($)

NiSource Finance Corp., 7.875%, 11/15/2010	1,200,000	1,375,672
PLC Trust, Series 2003-1, 144A, 2.709%, 3/31/2006	1,510,095	1,511,167
Rabobank Capital Fund II, 144A, 1.0%, 12/29/2049	150,000	145,152
RAM Holdings Ltd., 144A, 6.875%, 4/1/2024	1,500,000	1,398,605
Verizon Global Funding Corp., 7.25%, 12/1/2010	446,000	498,617
		20,250,995
Health Care 0.9%
Health Care Service Corp., 144A, 7.75%, 6/15/2011	2,330,000	2,653,483
Industrials 0.5%
BAE System 2001 Asset Trust, "B", Series B 2001, 144A, 7.156%, 12/15/2011	290,110	308,788
Delta Air Lines, Inc., Series 02-1, 6.417%, 7/2/2012	990,000	1,024,030
		1,332,818
Telecommunication Services 0.8%
Continental Cable, 9.0%, 9/1/2008	490,000	571,033
PCCW Capital Ltd., 144A, 6.0%, 7/15/2013	870,000	860,039
Verizon Pennsylvania, 5.65%, 11/15/2011	814,000	825,816
		2,256,888
Utilities 2.9%
Alabama Power Co., 7.125%, 8/15/2004	1,000,000	1,005,837
American Electric Power, 6.125%, 5/15/2006	860,000	902,798
Centerior Energy Corp., Series B, 7.13%, 7/1/2007	1,490,000	1,622,704
Consumers Energy Co., Series F, 4.0%, 5/15/2010	1,655,000	1,566,848
Metropolitan Edison Co., 144A, 4.875%, 4/1/2014	920,000	857,481
Progress Energy, Inc., 6.75%, 3/1/2006	1,000,000	1,054,531
Xcel Energy, Inc., 7.0%, 12/1/2010	1,240,000	1,371,661
		8,381,860
Total Corporate Bonds (Cost $55,846,028)		55,417,001

Foreign Bonds - US$ Denominated 7.3%
Deutsche Telekom International Finance BV:
8.0%, 6/15/2010	255,000	297,982
8.25%, 6/15/2030	1,425,000	1,734,419
HSBC Capital Funding LP, 144A, 4.61%, 12/29/2049	510,000	462,335
Inversiones CMPC SA, 144A, 4.875%, 6/18/2013	1,545,000	1,434,322
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008	2,720,000	2,686,471
	Principal Amount ($)	Value ($)

Mizuho Financial Group:
144A, 5.79%, 4/15/2014	867,000	852,251
8.375%, 12/29/2049	2,080,000	2,142,400
Petroleos Mexicanos, 9.5%, 9/15/2027	965,000	1,104,925
QBE Insurance Group Ltd., 144A, 5.647%, 7/1/2023	1,085,000	1,032,151
Sappi Papier Holding AG, 144A, 7.5%, 6/15/2032	950,000	1,041,021
Sociedad Concesionaria Autopista Contral, 144A, 6.223%, 12/15/2026	1,915,000	1,869,078
Telecomunicaciones de Puerto Rico, 6.8%, 5/15/2009	625,000	676,889
Tyco International Group SA:
6.75%, 2/15/2011	1,900,000	2,064,504
6.875%, 1/15/2029 (e)	2,370,000	2,481,177
United Mexican States:
7.5%, 4/8/2033	135,000	130,680
8.375%, 1/14/2011	145,000	163,850
WPP Finance Corp., 144A, 5.875%, 6/15/2014	1,015,000	1,019,158
Total Foreign Bonds - US$ Denominated (Cost $21,291,332)		21,193,613

Asset Backed 9.2%
Automobile Receivables 3.7%
Chase Manhattan Auto Owner Trust, "A4", Series 2003-B, 2.57%, 2/16/2010	2,550,000	2,492,004
Daimler Chrysler Auto Trust, "A4:, Series 2002-A, 4.49%, 10/6/2008	1,083,000	1,103,227
Drive Auto Receivables Trust, "A3", Series 2004-1, 144A, 3.5%, 8/15/2008	1,490,000	1,489,820
MMCA Automobile Trust:
"A4", Series 2002-4, 3.05%, 11/16/2009	1,150,000	1,147,102
"A4", Series 2002-2, 4.3%, 3/15/2010	2,385,000	2,407,929
"B", Series 2002-2, 4.67%, 3/15/2010	890,338	836,918
"B", Series 2002-1, 5.37%, 1/15/2010	1,310,845	1,251,857
		10,728,857
Credit Card Receivables 1.1%
MBNA Credit Card Master Note Trust, "A4", Series 2004-A4, 2.7%, 9/15/2009	3,170,000	3,100,980
Home Equity Loans 4.1%
Chase Funding Mortgage Loan, "2A2", Series 2004-1, 1.33%, 12/25/2033	2,110,000	2,109,907
Countrywide Asset Backed Certificates, "3A", Series 2004-1, 1.38%, 4/25/2034	2,142,683	2,145,409
Countrywide Asset Backed Certificates, "N1", Series 2004-2N, 144A, 5.0%, 2/25/2035	1,213,350	1,207,093
Long Beach Mortgage Loan Trust:
"A3", Series 2004-1, 1.4%, 2/25/2034	1,566,976	1,568,166
"N1", Series 2003-4, 144A, 6.535%, 8/25/2033	780,037	784,323
	Principal Amount ($)	Value ($)

Novastar NIM Trust, "NOTE", Series 2004-N1, 144A, 4.458%, 2/26/2034	1,097,918	1,097,918
Renaissance NIM Trust, "A", Series 2004-A, 144A, 4.45%, 6/25/2034	1,106,184	1,106,184
Residential Asset Securities Corp., "AI6", Series 2000-KS1, 7.905%, 2/25/2031	1,816,083	1,924,422
		11,943,422
Manufactured Housing Receivables 0.3%
Green Tree Financial Corp., "A5", Series 1996-5, 7.05%, 1/15/2019	946,071	976,871
Total Asset Backed (Cost $26,985,667)		26,750,130

	Shares	Value ($)

Preferred Stock 0.3%
Farm Credit Bank of Texas (Cost $725,000)	725,000	722,107

	Principal Amount ($)	Value ($)

US Government Agency Sponsored Pass-Throughs 5.0%
Federal Home Loan Mortgage Corp.:
2.875%, 12/15/2006 (e)	1,902,000	1,883,465
4.0% with various maturities from 5/1/2019 until 11/15/2022	3,694,514	3,568,074
5.0%, 1/15/2033	1,785,000	1,709,696
Federal National Mortgage Association:
4.5%, 12/1/2018	418,303	409,877
5.5% with various maturities from 3/1/2018 until 7/1/2033	1,940,616	1,959,786
6.0% with various maturities from 7/1/2017 until 11/1/2017	1,387,816	1,448,517
6.31%, 6/1/2008	1,500,000	1,604,853
6.5% with various maturities from 11/1/2024 until 11/1/2033	1,851,066	1,931,708
8.0%, 9/1/2015	77,545	82,854
Total US Government Agency Sponsored Pass-Throughs (Cost $14,684,345)		14,598,830

Collateralized Mortgage Obligations 21.9%
Fannie Mae Grantor Trust, "1A3", Series 2004-T2, 7.0%, 11/25/2043	757,951	800,449
Fannie Mae Whole Loan, "5A", Series 2004-W2, 7.5%, 3/25/2044	2,063,052	2,210,684
Federal Home Loan Mortgage Corp.:
"AU", Series 2759, 3.5%, 5/15/2019	1,313,000	1,317,989
"EK", Series 2773, 3.5%, 5/15/2010	1,274,000	1,278,424
"QC", Series 2694, 3.5%, 9/15/2020	2,290,000	2,285,321
	Principal Amount ($)	Value ($)

"NB", Series 2750, 4.0%, 12/15/2022	2,839,000	2,825,146
"LC", Series 2682, 4.5%, 7/15/2032	1,690,000	1,571,821
"ME", Series 2691, 4.5%, 4/15/2032	1,911,000	1,777,317
"ON", Series 2776, 4.5%, 11/15/2032	1,410,000	1,304,966
"PE", Series 2727, 4.5%, 7/15/2032	3,215,000	2,981,443
"QH", Series 2694, 4.5%, 3/15/2032	2,500,000	2,323,095
"1A2B", Series T-48, 4.688%, 7/25/2022	654,995	660,569
"HG", Series 2543, 4.75%, 9/15/2028	1,944,628	1,970,015
"BG", Series 2640, 5.0%, 2/15/2032	2,060,000	1,979,158
"JD", Series 2778, 5.0%, 12/15/2032	2,000,000	1,914,184
"NE", Series 2802, 5.0%, 2/15/2033	2,640,000	2,531,100
"PD", Series 2783, 5.0%, 1/15/2033	1,283,000	1,226,979
"PE", Series 2721, 5.0%, 1/15/2023	135,000	128,831
"QK", Series 2513, 5.0%, 8/15/2028	679,095	682,799
"TE", Class 2764, 5.0%, 10/15/2032	1,495,000	1,425,593
"CH", Series 2390, 5.5%, 12/15/2016	440,000	447,468
"PE", Series 2378, 5.5%, 11/15/2016	1,765,000	1,811,240
"PE", Series 2512, 5.5%, 2/15/2022	45,000	45,771
"TG", Series 2517, 5.5%, 4/15/2028	1,028,000	1,041,564
"BD", Series 2453, 6.0%, 5/15/2017	1,050,000	1,096,816
"3A", Series T-41, 7.5%, 7/25/2032	403,056	431,899
"A5", Series T-42, 7.5%, 2/25/2042	501,868	537,782
Federal National Mortgage Association:
"A2", Series 2003-63, 2.34%, 7/25/2044	330,000	329,676
"NA", Series 2003-128, 4.0%, 8/25/2009	2,307,000	2,332,553
"2A3", Series 2001-4, 4.16%, 6/25/2042	1,200,000	1,198,862
"NE", Series 2004-52, 4.5%, 7/25/2033	1,282,000	1,159,415
"PU", Series 2003-33, 4.5%, 5/25/2033	1,523,517	1,538,830
"QG", Series 2004-29, 4.5%, 12/25/2032	1,420,000	1,315,070
"WB", Series 2003-106, 4.5%, 10/25/2015	1,735,000	1,763,540
"A2", Series 2002-W10, 4.7%, 8/25/2042	260,402	261,380
"A2", Series 2002-W9, 4.7%, 8/25/2042	171,029	171,899
"2A3", Series 2003-W15, 4.71%, 8/25/2043	2,330,000	2,368,577
"1A3", Series 2003-W18, 4.732%, 8/25/2033	1,160,000	1,175,955
	Principal Amount ($)	Value ($)

"A2", Series 2002-60, 4.75%, 2/25/2044	306,100	310,472
"KY", Series 2002-55, 4.75%, 4/25/2028	521,980	523,008
"KH", Series 2003-92, 5.0%, 3/25/2032	1,100,000	1,056,865
"A2", Series 2002-W3, 5.5%, 10/25/2021	331,424	332,869
"MC", Series 2002-56, 5.5%, 9/25/2017	1,093,910	1,134,857
"PG", Series 2002-3, 5.5%, 2/25/2017	500,000	497,518
"QC", Series 2002-11, 5.5%, 3/25/2017	640,000	653,937
"A", Series 2001-66, 6.0%, 6/25/2029	111,352	111,451
"PM", Series 2001-60, 6.0%, 3/25/2030	561,294	577,333
"VD", Series 2002-56, 6.0%, 4/25/2020	288,750	294,252
"A2", Series 1998-M6, 6.32%, 8/15/2008	1,207,402	1,285,890
"HM", Series 2002-36, 6.5%, 12/25/2029	135,108	137,940
"1A2", Series 2003-W3, 7.0%, 8/25/2042	814,244	856,607
"1A3", Series 2004-T3, 7.0%, 2/25/2044	371,176	393,215
"A2", Series 2002-T19, Grantor Trust, 7.0%, 7/25/2042	1,008,741	1,068,636
FHLMC Structured Pass Through Securities:
"1A2", Series T-59, 7.0%, 10/25/2043	1,017,606	1,078,001
"3A", Series T-58, 7.0%, 9/25/2043	1,008,681	1,068,546
Total Collateralized Mortgage Obligations (Cost $64,305,937)		63,605,577

Commercial and Non-Agency Mortgage Backed Securities 8.5%
ABN AMRO Mortgage Corp., Series 2002-3, 6.0%, 4/25/2017	167,367	167,147
Bank of America Alternative Loan Trust, "1A1", Series 2004-2, 6.0%, 3/25/2034	1,958,317	1,971,449
Chase Commercial Mortgage Securities Corp., "A1", Series 2000-1, 7.656%, 4/15/2032	981,329	1,023,677
Citigroup Mortgage Loan Trust, Inc., "1A2", Series 2004-NCM-1, 1.0%, 7/25/2034	1,870,000	1,925,808
Countrywide Alternative Loan Trust:
"1A1", Series 2004-J1, 6.0%, 2/25/2034	769,832	781,840
"7A1", Series 2004-J2, 6.0%, 12/25/2033	842,674	865,429
Countrywide Home Loans, "3A1", Series 2002-12, 6.0%, 8/25/2017	645,942	649,516
CS First Boston Mortgage Securities Corp., "A1", Series 1999-C1, 6.91%, 9/15/2041	1,530,479	1,627,333
First Union-Lehman Brothers Commercial Mortgae, "A3", Series 1997-C1, 7.38%, 4/18/2029	2,202,724	2,362,151
	Principal Amount ($)	Value ($)

GSMPS Mortgage Loan Trust, "A", Series 1998-4, 144A, 7.5%, 12/21/2026	822,807	869,376
Master Adjustable Rate Mortgages Trust, "9A2", Series 2004-5, 1.0%, 6/25/2032	1,865,000	1,865,000
Master Alternative Loan Trust:
"3A1", Series 2004-3, 6.0%, 4/25/2034	432,077	441,378
"7A1", Series 2004-4, 6.0%, 5/25/2034	260,781	261,055
"3A1", Series 2004-5, 6.5%, 6/25/2034	92,753	95,807
"5A1", Series 2004-3, 6.5%, 3/25/2034	1,239,282	1,282,502
"8A1", Series 2004-3, 7.0%, 4/25/2034	985,770	1,032,503
Master Asset Securitization Trust, "8A1", Series 2003-6, 5.5%, 7/25/2033	1,347,126	1,316,836
Residential Funding Mortgage Securities I, "A12", Series 2001-S29, 5.5%, 12/26/2031	210,075	209,849
WAMU Mortgage Pass-Through Certificates, "4A", Series 2004-CB1, 6.0%, 6/25/2034	1,877,685	1,932,758
Washington Mutual:
"2A1", Series 2002-S8, 4.5%, 1/25/2018	1,048,584	1,059,674
"4A', Series 2004-CB2, 6.5%, 8/25/2034	295,000	306,368
Washington Mutual MSC Mortgage Pass-Through, Series, "1A1", Series 2003-MS, 5.75%, 3/25/2033	381,303	382,253
Wells Fargo Mortgage Backed Securities Trust:
"1A6", Series 2003-1, 4.5%, 2/25/2018	955,660	960,987
"1A1", Series 2003-6, 5.0%, 6/25/2018	1,458,823	1,458,710
Total Commercial and Non-Agency Mortgage Backed Securities (Cost $25,194,519)		24,849,406

Municipal Investments 4.7%
Brockton, MA, Core City GO, Economic Development, Series A, 6.45%, 5/1/2017 (c)	1,530,000	1,643,143
Illinois, Higher Education Revenue, 7.05%, 7/1/2009 (c)	1,410,000	1,577,155
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 5.2%, 12/1/2013	945,000	923,719
Los Angeles, CA, Community Redevelopment Agency, Community Redevelopment Financing Authority, Bunker Hill Project, Series B, 5.83%, 12/1/2017 (c)	2,500,000	2,480,375
New York, GO, Environmental Facilities Corp., Series B, 4.95%, 1/1/2013 (c)	1,500,000	1,479,045
	Principal Amount ($)	Value ($)

Oklahoma City, OK Airport, Airport Revenue, 5.2%, 10/1/2012 (c)	1,430,000	1,427,698
Oregon, School District GO, School Board, Series A, Zero Coupon, 6/30/2017 (c)	3,830,000	1,787,193
Portland, OR, Industrial Development Revenue, 3.35%, 6/15/2010 (c)	1,550,000	1,456,550
Trenton, NJ, School District GO, 4.3%, 4/1/2011 (c)	1,040,000	1,003,434
Total Municipal Investments (Cost $13,917,590)		13,778,312

US Government Sponsored Agencies 1.3%
Federal Home Loan Mortgage Corp., 5.0% , 12/1/2033 (d)	1,140,000	1,100,100
Federal National Mortgage Association:
4.5% , 12/1/2018 (d)	320,000	312,600
5.0%, 12/1/2017 (d)	2,120,000	2,121,989
6.5%, 3/1/2017	245,057	258,974
Total US Government Sponsored Agencies (Cost $3,853,469)		3,793,663

Government National Mortgage Association 0.1%
Government National Mortgage Association, 6.0%, 1/15/2034 (Cost $423,540)	404,878	415,514

US Government Backed 9.3%
US Treasury Bond:
6.0%, 2/15/2026 (e)	9,527,000	10,265,714
7.25%, 5/15/2016 (e)	4,248,000	5,135,598
US Treasury Note:
3.125%, 10/15/2008 (e)	1,755,000	1,719,832
4.375%, 8/15/2012 (e)	9,929,000	9,882,850
Total US Government Backed (Cost $27,553,180)		27,003,994

	Shares	Value ($)

Securities Lending Collateral 10.0%
Daily Assets Fund Institutional, 1.15% (f) (g) (Cost $29,209,471)	29,209,471	29,209,471

Cash Equivalents 3.3%
Scudder Cash Management QP Trust, 1.20% (b) (Cost $9,512,216)	9,512,216	9,512,216
Total Investment Portfolio - 100.0% (Cost $293,502,294) (a)		290,849,834

Notes to Scudder Fixed Income Portfolio of Investments

(a) The cost for federal income tax purposes was $293,502,294. At June 30, 2004, net unrealized depreciation for all securities based on tax cost was $2,652,460. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,139,316 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,791,776.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Bond is insured by one of these companies:
Insurance Coverage		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	1.5%
FGIC	Financial Guaranty Insurance Company	2.0%
FSA	Financial Security Assurance	0.9%

(d) Mortgage dollar roll included.
(e) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2004, amounted to $28,809,885, which is 11.1% of total net assets.
(f) Daily Assets Fund Institutional, an affiliated fund, is also managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(g) Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $254,780,607)	$ 252,128,147
Investment in Daily Assets Fund Institutional (cost $29,209,471)*	29,209,471
Investment in Scudder Cash Management QP Trust (cost $9,512,216)	9,512,216
Total investments in securities, at value (cost $293,502,294)	290,849,834
Cash	10,227
Receivable for investments sold	1,014,813
Interest receivable	2,307,474
Receivable for Portfolio shares sold	269,249
Other assets	2,975
Total assets	294,454,572
Liabilities
Payable for investments purchased	955,776
Payable for investments purchased - mortgage dollar rolls	3,504,071
Deferred mortgage dollar roll income	23,235
Payable upon return of securities loaned	29,209,471
Accrued management fee	125,682
Payable for Portfolio shares redeemed	111,238
Other accrued expenses and payables	76,852
Total liabilities	34,006,325
Net assets, at value	$ 260,448,247
Net Assets
Net assets consist of: Undistributed net investment income	5,065,992
Net unrealized appreciation (depreciation) on investments	(2,652,460)
Accumulated net realized gain (loss)	224,627
Paid-in capital	257,810,088
Net assets, at value	$ 260,448,247
Class A Net Asset Value, offering and redemption price per share ($185,760,447 / 16,023,907 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.59
Class B Net Asset Value, offering and redemption price per share ($74,687,800 / 6,445,693 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.59

* Represents collateral on securities loaned.
Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Dividends	$ 47,575
Interest	5,975,464
Interest - Scudder Cash Management QP Trust	68,523
Mortgage dollar roll income	65,867
Securities lending Income	11,582
Total Income	6,169,011
Expenses: Management fee	752,146
Custodian fees	13,517
Distribution service fees (Class B)	71,773
Record keeping fees (Class B)	40,398
Auditing	19,592
Legal	6,182
Trustees' fees and expenses	1,682
Reports to shareholders	27,110
Other	3,570
Total expenses, before expense reductions	935,970
Expense reductions	(1,290)
Total expenses, after expense reductions	934,680
Net investment income	5,234,331
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	350,952
Net unrealized appreciation (depreciation) during the period on investments	(4,787,293)
Net gain (loss) on investment transactions	(4,436,341)
Net increase (decrease) in net assets resulting from operations	$ 797,990

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income (loss)	$ 5,234,331	$ 9,005,497
Net realized gain (loss) on investment transactions	350,952	5,632,277
Net unrealized appreciation (depreciation) on investment transactions during the period	(4,787,293)	(3,106,535)
Net increase (decrease) in net assets resulting from operations	797,990	11,531,239
Distributions to shareholders from: Net investment income Class A	(6,899,791)	(7,642,555)
Class B	(1,767,722)	(352,039)
Net realized gains Class A	(3,369,665)	-
Class B	(976,642)	-
Portfolio share transactions: Class A Proceeds from shares sold	10,715,650	33,556,029
Reinvestment of distributions	10,269,456	7,642,555
Cost of shares redeemed	(26,411,604)	(59,678,316)
Net increase (decrease) in net assets from Class A share transactions	(5,426,498)	(18,479,732)
Class B Proceeds from shares sold	30,700,337	45,408,382
Reinvestment of distributions	2,744,364	352,039
Cost of shares redeemed	(1,259,368)	(2,824,214)
Net increase (decrease) in net assets from Class B share transactions	32,185,333	42,936,207
Increase (decrease) in net assets	14,543,005	27,993,120
Net assets at beginning of period	245,905,242	217,912,122
Net assets at end of period (including undistributed net investment income of $5,065,992 and $8,499,174, respectively)	$ 260,448,247	245,905,242
Other Information
Class A Shares outstanding at beginning of period	16,493,825	18,049,005
Shares sold	879,617	2,793,008
Shares issued to shareholders in reinvestment of distributions	865,161	650,984
Shares redeemed	(2,214,696)	(4,999,172)
Net increase (decrease) in Portfolio shares	(469,918)	(1,555,180)
Shares outstanding at end of period	16,023,907	16,493,825
Class B Shares outstanding at beginning of period	3,731,351	144,625
Shares sold	2,586,417	3,792,922
Shares issued to shareholders in reinvestment of distributions	230,865	29,986
Shares redeemed	(102,940)	(236,182)
Net increase (decrease) in Portfolio shares	2,714,342	3,586,726
Shares outstanding at end of period	6,445,693	3,731,351

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2004[a]	2003	2002	2001[b]	2000[c]	1999[c]
Selected Per Share Data
Net asset value, beginning of period	$ 12.16	$ 11.98	$ 11.48	$ 11.45	$ 11.00	$ 11.65
Income from investment operations: Net investment income[d]	.25	.45	.53	.62	.69	.60
Net realized and unrealized gain (loss) on investment transactions	(.18)	.14	.37	.01	.36	(.85)
Total from investment operations	.07	.59	.90	.63	1.05	(.25)
Less distributions from: Net investment income	(.43)	(.41)	(.40)	(.60)	(.60)	(.30)
Net realized gains on investment transactions	(.21)	-	-	-	-	(.10)
Total distributions	(.64)	(.41)	(.40)	(.60)	(.60)	(.40)
Net asset value, end of period	$ 11.59	$ 12.16	$ 11.98	$ 11.48	$ 11.45	$ 11.00
Total Return (%)	.37**	5.13	8.01	5.71	9.90	(2.06)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	186	201	216	134	78	71
Ratio of expenses before expense reductions (%)	.66*	.66	.65	.64	.68	.65
Ratio of expenses after expense reductions (%)	.66*	.66	.65	.64	.67	.65
Ratio of net investment income (loss) (%)	4.26*	3.75	4.57	5.46	6.36	5.42
Portfolio turnover rate (%)	223e*	229[e]	267	176	311	131

a For the six months ended June 30, 2004 (Unaudited).
b As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gains and losses per share by $.01 and decrease the ratio of net investment income to average net assets from 5.54% to 5.46%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
c On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Per share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
d Based on average shares outstanding during the period.
e The portfolio turnover rate including mortgage dollar roll transactions was 243% and 265% for the period ended June 30, 2004 and December 31, 2003, respectively.
* Annualized ** Not annualized

Class B

Years Ended December 31,	2004[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 12.13	$ 11.96	$ 11.36
Income from investment operations: Net investment income[c]	.23	.40	.27
Net realized and unrealized gain (loss) on investment transactions	(.18)	.15	.33
Total from investment operations	.05	.55	.60
Less distributions from: Net investment income	(.38)	(.38)	-
Net realized gains on investment transactions	(.21)	-	-
Total distributions	(.59)	(.38)	-
Net asset value, end of period	$ 11.59	$ 12.13	$ 11.96
Total Return (%)	.21**	4.76	5.28**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	75	45	2
Ratio of expenses (%)	1.05*	1.05	.92*
Ratio of net investment income (loss) (%)	3.87*	3.36	4.69*
Portfolio turnover rate (%)	223d*	229[d]	267

a For the six months ended June 30, 2004 (Unaudited).
b For the period from July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
d The portfolio turnover rate including mortgage dollar roll transactions was 243% and 265% for the period ended June 30, 2004 and December 31, 2003, respectively.
* Annualized ** Not annualized

Management Summary June 30, 2004

Scudder Global Blue Chip Portfolio

The most noteworthy development during the first half of 2004 was the emergence of a difficult investment environment in the second quarter, during which fears of a slowdown in China's economy, weakness in commodity prices and the withdrawal of speculative capital from the emerging markets created a challenging backdrop for the portfolio. In addition, the US dollar was strong against the euro and the yen. These factors hindered portfolio performance due to its position in gold mining stocks and Asian equities, as well as its effective underweight of the dollar. Due largely to the resulting second-quarter underperformance, the 0.35% return of the portfolio Class A shares (unadjusted for contract charges) for the six-month period ended June 30, 2004, trailed the 3.52% return of the MSCI World Index.

We continue to look for companies that stand to benefit from the emergence of longer-term themes in the world economy. Many of the trends that affected performance during the first half of the year, in contrast, were short-term in nature. As a result, while we have trimmed or eliminated some positions we believe to have limited upside, we have maintained the portfolio's thematic positioning with respect to the long-term horizon. At their current valuation levels, we see significant upside for many stocks tied to commodities and the emerging Asian consumer. Conversely, the portfolio continues to hold very limited exposure to US banks and consumer-led stocks. In summary, our basic strategy remains the same, and we continue to focus on managing risk and maintaining broad diversification within the portfolio.

Steve M. Wreford
Oliver Kratz

Co-Managers
Deutsche Investment Management Americas Inc.

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. Please see scudder.com for the product's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Information concerning the portfolio holdings of the portfolio as of month-end is available upon request on the 16th of the following month.

Risk Considerations

This portfolio is subject to stock market risk. Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation, political and economic changes and market risks. All of these factors may result in greater share price volatility. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

The Morgan Stanley Capital International (MSCI) World Index is an unmanaged, capitalization-weighted measure of stock markets around the world, including North America, Europe, Australia and Asia. Index returns assume reinvestment of all distributions and do not reflect fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of June 30, 2004, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Portfolio management market commentary is as of June 30, 2004, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Investment Portfolio June 30, 2004 (Unaudited)

Scudder Global Blue Chip Portfolio

	Shares	Value ($)

Common Stocks 94.1%
Australia 0.9%
Alumina Ltd.	111,100	408,895
WMC Resources Ltd.	56,800	194,795
(Cost $520,262)		603,690
Austria 0.6%
Wienerberger AG (Cost $362,068)	11,200	390,606
Brazil 1.9%
Aracruz Celulose SA "B" (ADR)	10,400	339,664
Companhia Vale do Rio Doce (ADR)	15,600	741,780
Unibanco-Uniao de Bancos Brasileiros SA (GDR)	10,500	207,585
(Cost $1,111,072)		1,289,029
Canada 5.1%
Canadian National Railway Co.*	21,800	944,541
Encana Corp.*	26,099	1,128,066
Goldcorp, Inc.*	33,600	392,433
Meridian Gold, Inc.*	30,600	396,186
Placer Dome, Inc.*	32,600	547,776
(Cost $2,462,579)		3,409,002
China 0.8%
China Petrolium & Chemical Corp. "H" (Cost $516,628)	1,432,000	523,248
France 3.7%
Carrefour SA	11,725	569,996
Societe Generale	3,510	298,866
Total SA	8,331	1,591,364
(Cost $2,267,978)		2,460,226
Germany 6.7%
BASF AG	21,373	1,146,101
Commerzbank AG* (d)	25,699	453,616
Deutsche Boerse AG (d)	14,513	738,967
E.ON AG	20,535	1,484,407
Schering AG (d)	10,900	643,494
(Cost $3,895,984)		4,466,585
Hong Kong 5.1%
China Mobile Ltd.	145,600	440,547
Denway Motors Ltd.	760,000	275,265
Esprit Holdings Ltd.	138,000	617,481
Fountain Set (Holdings) Ltd.	1,088,000	725,357
Hutchison Whampoa Ltd.	92,000	628,097
Sun Hung Kai Properties Ltd. (REIT)	84,000	689,253
(Cost $3,278,768)		3,376,000
Israel 0.3%
Teva Pharmaceutical Industries Ltd. (ADR) (Cost $168,875)	2,600	174,954
Japan 11.4%
Canon, Inc.	14,000	739,652
Daiwa Securities Group, Inc.	60,000	432,214
FANUC Ltd.	20,200	1,208,269
	Shares	Value ($)

Japan Retail Fund Investment Corp. (REIT)	22	152,212
Komatsu Ltd.	162,000	983,893
Mitsubishi Estate Co., Ltd. (REIT)	75,000	933,064
Mitsui Fudosan Co., Ltd. (REIT)	105,000	1,261,910
Mizuho Financial Group, Inc.	115	523,040
Nomura Holdings, Inc.	91,000	1,350,347
(Cost $6,646,426)		7,584,601
Korea 3.2%
Kookmin Bank	19,000	590,819
LG Electronics, Inc.	12,000	569,597
Samsung Electronics Co., Ltd.	2,290	946,150
(Cost $2,268,082)		2,106,566
Mexico 1.3%
America Movil SA de CV "L" (ADR)	11,300	410,981
Grupo Televisa SA de CV (ADR)	10,000	452,700
(Cost $814,385)		863,681
Peru 0.7%
Compania de Minas Buenaventura SA (ADR) (Cost $283,732)	20,700	457,470
Russia 2.4%
Gazprom (ADR)* (d)	27,800	797,860
GMK Norilsk Nickel (ADR)*	3,500	191,800
LUKOIL (ADR)	5,200	543,400
YUKOS (ADR)*	2,500	79,500
(Cost $1,210,054)		1,612,560
Singapore 1.7%
DBS Group Holdings Ltd.	58,000	486,090
Singapore TeleCommunications Ltd.	511,600	669,945
(Cost $1,025,209)		1,156,035
South Africa 2.1%
Gold Fields Ltd.	52,700	561,126
Impala Platinum Holdings Ltd. (ADR)	20,000	379,090
Sappi Ltd.	31,400	484,786
(Cost $1,276,112)		1,425,002
Sweden 1.2%
Skandinaviska Enskilda Banken (Cost $865,746)	57,300	830,622
Switzerland 0.9%
Novartis AG (Registered) (Cost $540,291)	13,700	605,419
Taiwan 1.2%
Hon Hai Precision Industry Co., Ltd.	49,000	182,292
Quanta Computer, Inc.	194,000	412,827
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	27,043	224,725
(Cost $871,097)		819,844
Thailand 0.2%
Bangkok Bank PCL (Foreign Registered)* (Cost $111,016)	43,000	103,621
	Shares	Value ($)

United Kingdom 9.8%
Anglo American PLC	54,095	1,109,084
British Sky Broadcasting Group PLC	86,909	982,547
GlaxoSmithKline PLC	53,089	1,076,879
Lonmin PLC	14,766	266,240
National Grid Transco PLC	131,036	1,013,418
Rio Tinto PLC	33,632	810,578
RT Group PLC*	54,206	10,838
Vodafone Group PLC	568,604	1,247,945
(Cost $6,589,281)		6,517,529
United States 32.9%
Affiliated Computer Services, Inc. "A"*	10,500	555,870
AFLAC, Inc.	25,700	1,048,817
Amgen, Inc.*	10,876	593,503
Anadarko Petroleum Corp.	14,300	837,980
AutoZone, Inc.*	12,000	961,200
Avocent Corp.*	15,100	554,774
Caremark Rx, Inc.*	25,200	830,088
Caterpillar, Inc.	15,600	1,239,264
ConocoPhillips	11,200	854,448
Dean Foods Co.*	16,300	608,153
Devon Energy Corp.	7,100	468,600
Equity Residential (REIT)	27,100	805,683
Genentech, Inc.*	7,600	427,120
	Shares	Value ($)

Hewlett-Packard Co.	62,900	1,327,190
Intel Corp.	26,600	734,160
Lehman Brothers Holdings, Inc.	11,900	895,475
Medicines Co.*	13,500	411,885
Microsoft Corp.	36,400	1,039,584
Monsanto Co.	24,900	958,650
Motorola, Inc.	40,400	737,300
Newmont Mining Corp.	24,100	934,116
Pfizer, Inc.	20,600	706,168
St. Jude Medical, Inc.*	8,500	643,025
Unocal Corp.	24,300	923,400
VERITAS Software Corp.*	30,600	847,620
Viacom, Inc. "B"	37,900	1,353,788
Wyeth	18,000	650,880
(Cost $19,615,536)		21,948,741
Total Common Stocks (Cost $56,701,181)		62,725,031

Securities Lending Collateral 2.9%
Daily Assets Fund Institutional, 1.15% (c) (e) (Cost $1,939,359)	1,939,359	1,939,359

Cash Equivalents 3.0%
Scudder Cash Management QP Trust, 1.20% (b) (Cost $2,028,138)	2,028,138	2,028,138
Total Investment Portfolio - 100.0% (Cost $60,668,678) (a)		66,692,528

At June 30, 2004, the Scudder Global Blue Chip Portfolio had the following industry diversification:

Industry	Value	Percent
Financials	$ 11,802,200	17.7%
Materials	10,320,570	15.5%
Information Technology	8,302,144	12.4%
Energy	7,747,866	11.6%
Health Care	6,763,415	10.1%
Consumer Discretionary	5,937,935	9.0%
Industrials	5,405,509	8.1%
Telecommunication Services	2,769,418	4.2%
Utilities	2,497,825	3.7%
Consumer Staples	1,178,149	1.8%
Total Common Stocks	62,725,031	94.1%
Securities Lending Collateral	1,939,359	2.9%
Cash Equivalents	2,028,138	3.0%
Total Investment Portfolio	$ 66,692,528	100.0%

Notes to Scudder Global Blue Chip Portfolio of Investments

* Non-income producing security.
(a) The cost for federal income tax purposes was $60,670,929. At June 30, 2004, net unrealized appreciation for all securities based on tax cost was $6,021,599. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,806,369 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,784,770.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Daily Assets Fund Institutional, an affiliated fund, is also managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2004 amounted to $1,851,237, which is 2.9% of total net assets.
(e) Represents collateral held in connection with securities lending.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $56,701,181)	$ 62,725,031
Investment in Daily Assets Fund Institutional (cost $1,939,359)*	1,939,359
Investment in Scudder Cash Management QP Trust (cost $2,028,138)	2,028,138
Total investments in securities, at value (cost $60,668,678)	66,692,528
Foreign currency, at value (cost $46,872)	46,919
Dividends receivable	111,591
Interest receivable	3,089
Receivable for Portfolio shares sold	182,046
Foreign taxes recoverable	24,323
Total assets	67,060,496
Liabilities
Due to custodian bank	21,146
Payable upon return of securities loaned	1,939,359
Accrued management fee	53,446
Other accrued expenses and payables	100,506
Total liabilities	2,114,457
Net assets, at value	$ 64,946,039
Net Assets
Net assets consist of: Undistributed net investment income	80,956
Net unrealized appreciation (depreciation) on: Investments	6,023,850
Foreign currency related transactions	4,310
Accumulated net realized gain (loss)	(7,013,986)
Paid-in capital	65,850,909
Net assets, at value	$ 64,946,039
Class A Net Asset Value, offering and redemption price per share ($55,172,440 / 5,358,361 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.30
Class B Net Asset Value, offering and redemption price per share ($9,773,599 / 947,169 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.32

* Represents collateral on securities loaned.
Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $43,626)	$ 561,965
Interest - Scudder Cash Management QP Trust	13,883
Securities lending income	16,793
Total Income	592,641
Expenses: Management fee	316,049
Custodian and accounting fees	49,288
Distribution service fees (Class B)	9,763
Record keeping fees (Class B)	5,375
Auditing	37,903
Legal	6,720
Trustees' fees and expenses	1,929
Reports to shareholders	3,391
Other	8,720
Total expenses, before expense reductions	439,138
Expense reductions	(325)
Total expenses, after expense reductions	438,813
Net investment income (loss)	153,828
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	3,087,397
Foreign currency related transactions	(18,383)
3,069,014
Net unrealized appreciation (depreciation) during the period on: Investments	(3,151,434)
Foreign currency related transactions	(2,239)
(3,153,673)
Net gain (loss) on investment transactions	(84,659)
Net increase (decrease) in net assets resulting from operations	$ 69,169

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income (loss)	$ 153,828	$ 469,875
Net realized gain (loss) on investment transactions	3,069,014	(902,561)
Net unrealized appreciation (depreciation) on investment transactions during the period	(3,153,673)	13,515,142
Net increase (decrease) in net assets resulting from operations	69,169	13,082,456
Distributions to shareholders from: Net investment income Class A	(686,309)	(164,671)
Class B	(57,902)	(1,208)
Portfolio share transactions: Class A Proceeds from shares sold	5,019,333	14,111,779
Reinvestment of distributions	686,309	164,671
Cost of shares redeemed	(4,609,033)	(14,079,045)
Net increase (decrease) in net assets from Class A share transactions	1,096,609	197,405
Class B Proceeds from shares sold	3,700,224	5,128,199
Reinvestment of distributions	57,902	1,208
Cost of shares redeemed	(30,233)	(196,055)
Net increase (decrease) in net assets from Class B share transactions	3,727,893	4,933,352
Increase (decrease) in net assets	4,149,460	18,047,334
Net assets at beginning of period	60,796,579	42,749,245
Net assets at end of period (including undistributed net investment income of $80,956 and $671,339, respectively)	$ 64,946,039	$ 60,796,579
Other Information
Class A Shares outstanding at beginning of period	5,262,148	5,267,978
Shares sold	479,079	1,644,533
Shares issued to shareholders in reinvestment of distributions	64,503	21,782
Shares redeemed	(447,369)	(1,672,145)
Net increase (decrease) in Portfolio shares	96,213	(5,830)
Shares outstanding at end of period	5,358,361	5,262,148
Class B Shares outstanding at beginning of period	588,861	24,654
Shares sold	355,781	585,383
Shares issued to shareholders in reinvestment of distributions	5,427	160
Shares redeemed	(2,900)	(21,336)
Net increase (decrease) in Portfolio shares	358,308	564,207
Shares outstanding at end of period	947,169	588,861

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2004[a]	2003	2002	2001	2000[b]	1999[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.39	$ 8.08	$ 9.64	$ 11.81	$ 12.37	$ 9.79
Income (loss) from investment operations: Net investment income (loss)[c]	.03	.09	.07	.08	.03	.04
Net realized and unrealized gain (loss) on investment transactions	.01	2.25	(1.57)	(1.90)	(.44)	2.57
Total from investment operations	.04	2.34	(1.50)	(1.82)	(.41)	2.61
Less distributions from: Net investment income	(.13)	(.03)	(.06)	-	-	(.03)
Net realized gains on investment transactions	-	-	-	(.35)	(.15)	-
Total distributions	(.13)	(.03)	(.06)	(.35)	(.15)	(.03)
Net asset value, end of period	$ 10.30	$ 10.39	$ 8.08	$ 9.64	$ 11.81	$ 12.37
Total Return (%)	.35**	29.13[d]	(15.77)	(15.48)	(3.36)[d]	26.70[d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	55	55	43	44	33	17
Ratio of expenses before expense reductions (%)	1.34*	1.48	1.32	1.24	1.78	3.47
Ratio of expenses after expense reductions (%)	1.34*	1.17	1.32	1.24	1.50	1.56
Ratio of net investment income (loss) (%)	.54*	1.02	.79	.76	.28	.39
Portfolio turnover rate (%)	89*	65	41	52	54	65

a For the six months ended June 30, 2004 (Unaudited).
b On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Per share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
c Based on average shares outstanding during the period.
d Total returns would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Class B

Years Ended December 31,	2004[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.38	$ 8.06	$ 8.98
Income (loss) from investment operations: Net investment income (loss)[c]	.01	.04	.02
Net realized and unrealized gain (loss) on investment transactions	.01	2.29	(.94)
Total from investment operations	.02	2.33	(.92)
Less distributions from: Net investment income	(.08)	(.01)	-
Net asset value, end of period	$ 10.32	$ 10.38	$ 8.06
Total Return (%)	.16**	28.96[d]	(10.24)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10	6.2
Ratio of expenses before expense reductions (%)	1.73*	1.87	1.60*
Ratio of expenses after expense reductions (%)	1.73*	1.64	1.60*
Ratio of net investment income (loss) (%)	.15*	.55	.49*
Portfolio turnover rate (%)	89*	65	41

a For the six months ended June 30, 2004 (Unaudited).
b For the period July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
d Total returns would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Management Summary June 30, 2004

Scudder Government & Agency Securities Portfolio

At the start of 2004, investors became more optimistic about the prospects for economic growth given that the large tax cuts pushed through by the Bush administration were still filtering their way through the economy. Looked at quarter-over-quarter, job growth has been rising steadily. For the three months ended June 30, 2004, 671,000 new jobs were created. Through the period, the Federal Reserve began to change from an accommodative to a restrictive monetary policy stance and to focus on curbing inflation, rather than deflation. The yield curve at the start of the year was steep, with many investors taking advantage of the "carry trade" by borrowing short-term and investing longer-term.

In light of this scenario, mortgage market risk, as evidenced by slowing prepayments and more-defined durations, was greatly reduced, and demand for mortgages grew. The market in general perceived greater demand for mortgages than we did, as we held a higher-than-typical 5% of portfolio assets in Treasuries and cash during the early portion of the period. Though it experienced a difficult first quarter, the portfolio posted a positive return of 0.36% (Class A shares, unadjusted for contract charges) for its most recent semiannual period ended June 30, 2004. The portfolio's benchmark, the Lehman Brothers GNMA Index, returned 0.66% during the same period.

During the period, the portfolio underweighted 4.5%-coupon GNMA mortgages. This strategy was pursued because of the prospect of extensive Fed tightening over the next 12 months, the longer duration of 4.5% mortgages and the thought that investors would be moving into higher-coupon issues. This strategy detracted from performance during the first quarter but helped performance during the second quarter as the Fed became more aggressive in warning investors that interest rates were moving higher. For defensive purposes, the portfolio will look to supplement its holdings in 15-year mortgages over the coming months. The portfolio will also maintain its overweight in 7%-coupon and 7.5%-coupon GNMAs, as their short duration and reasonable yield have looked attractive to mortgage investors and provided good returns relative to lower coupons.

The US economy seems to be on track for solid growth, despite some doubts arising from slightly weaker economic reports at the end of June. Therefore, we expect the investment environment for bonds over the next six to 12 months to be challenging, as the Federal Reserve continues to try to stem inflation by increasing the fed funds rate in small increments.

Sean P. McCaffrey
William Chepolis

Co-Managers
Deutsche Investment Management Americas Inc.

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. Please see scudder.com for the product's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Information concerning the portfolio holdings of the portfolio as of month-end is available upon request on the 16th of the following month.

Risk Considerations

The government guarantee relates only to the prompt payment of principal and interest and does not remove market risks. Additionally, yields will fluctuate in response to changing interest rates and may be affected by the prepayment of mortgage-backed securities. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

The unmanaged Lehman Brothers GNMA Index is a market-value-weighted measure of all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of June 30, 2004, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Investment Portfolio June 30, 2004 (Unaudited)

Scudder Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)

Government National Mortgage Association 62.8%
Government National Mortgage Association:
4.5%, 8/15/2018	3,288,873	3,232,060
5.0% with various maturities from 4/15/2018 until 11/15/2033 (c)	41,100,958	40,100,516
5.5% with various maturities from 12/1/2032 until 5/20/2034 (c)	78,373,483	78,358,451
6.0% with various maturities from 5/15/2016 until 5/20/2034 (c)	60,435,979	61,960,533
6.5% with various maturities from 5/15/2013 until 1/15/2034	34,241,444	35,849,665
7.0% with various maturities from 4/15/2007 until 10/15/2032	13,877,672	14,749,140
7.5% with various maturities from 12/15/2013 until 8/15/2032	8,727,806	9,411,628
8.0% with various maturities from 12/15/2026 until 11/15/2031	3,742,950	4,105,259
8.5% with various maturities from 5/15/2016 until 3/15/2031	299,274	329,920
9.0%, 8/15/2027	41,171	46,442
9.5% with various maturities from 6/15/2013 until 12/15/2022	76,322	86,128
10.0% with various maturities from 2/15/2016 until 3/15/2016	37,326	41,613
Total Government National Mortgage Association (Cost $249,154,969)		248,271,355

US Government Agency Sponsored Pass-Throughs 9.2%
Federal Home Loan Mortgage Corp.:
4.5%, 5/1/2019	84,544	82,712
5.0% with various maturities from 9/1/2033 until 6/1/2034	6,710,887	6,488,988
5.5% with various maturities from 2/1/2017 until 4/1/2034 (c)	1,349,720	1,348,981
6.0% with various maturities from 3/1/2017 until 11/1/2033	1,552,737	1,609,006
6.5% with various maturities from 9/1/2032 until 9/1/2032	1,797,990	1,875,347
7.0% with various maturities from 6/1/2024 until 9/1/2032	2,666,757	2,817,543
7.5% with various maturities from 1/1/2027 until 5/1/2032	596,316	642,383
8.0%, 11/1/2030	13,685	14,861
8.5%, 7/1/2030	9,453	10,272
Federal National Mortgage Association:
5.0%, 10/1/2033	980,473	950,230
5.5%, 1/1/2034	3,647,452	3,634,729
6.0% with various maturities from 7/1/2016 until 9/1/2033	4,186,731	4,320,643
	Principal Amount ($)	Value ($)

6.5% with various maturities from 9/1/2016 until 1/1/2033	8,689,867	9,061,737
7.0% with various maturities from 9/1/2013 until 7/1/2034	2,155,424	2,276,701
7.5% with various maturities from 6/1/2015 until 3/1/2032	4,924,562	5,278,928
8.0%, 12/1/2024	35,239	38,627
Total US Government Agency Sponsored Pass-Throughs (Cost $40,339,391)		40,451,688

US Government Sponsored Agencies 13.0%
Federal Farm Credit Banks Cons, 2.25%, 9/1/2006	15,000,000	14,727,690
Federal Home Loan Mortgage Corp.:
4.5%, 12/1/2018	4,100,000	4,002,625
5.0% with various maturities from 10/1/2017 until 12/1/2033	4,957,513	4,896,595
5.5% with various maturities from 8/1/2016 until 2/1/2033	7,750,000	7,871,168
6.0% with various maturities from 6/1/2017 until 6/1/2031	215,199	201,334
7.0%, 7/1/2032	4,404,859	4,649,200
7.5%, 11/1/2033	1,396,733	1,502,605
Federal Housing Authority, 8.5%, 3/15/2026	6,962	7,679
Federal National Mortgage Association:
5.5%, 1/1/2033	2,850,000	2,835,750
6.0%, 1/1/2029	68,173	69,941
Tennessee Valley Authority, 5.625%, 1/18/2011	6,000,000	6,316,236
Total US Government Sponsored Agencies (Cost $47,300,524)		47,080,823

US Government Backed 1.1%
US Treasury Bills, 1.0%, 7/22/2004 (d)	160,000	159,911
US Treasury Note, 4.75%, 5/15/2014	4,000,000	4,041,720
Total US Government Backed (Cost $4,156,854)		4,201,631

	Shares	Value ($)

Cash Equivalents 13.9%
Scudder Cash Management QP Trust, 1.20% (b) (Cost $55,121,196)	55,121,196	55,121,196
Total Investment Portfolio - 100.0% (Cost $396,072,934) (a)		395,126,693

Notes to Scudder Government & Agency Securities Portfolio of Investments

(a) The cost for federal income tax purposes was $396,072,934. At June 30, 2004, net unrealized depreciation for all securities based on tax cost was $946,241. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,946,925 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $93,166.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Mortgage dollar roll included.
(d) At June 30, 2004, these securities have been segregated, in part or in whole, to cover initial margin requirements for open futures contracts.
At June 30, 2004, open futures contracts sold short were as follows:
Futures	Expiration	Contracts	Aggregate Face Value ($)	Market Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
2 year US Treasury Note	9/21/2004	40	8,407,072	8,421,875	(14,803)
5 year US Treasury Note	9/21/2004	40	4,324,184	4,347,500	(23,316)
10 year US Treasury Note	9/21/2004	50	5,384,273	5,466,406	(82,134)
Total net unrealized depreciation					(120,253)

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $340,951,738)	$ 340,005,497
Investment in Scudder Cash Management QP Trust (cost $55,121,196)	55,121,196
Total investments in securities, at value (cost $396,072,934)	395,126,693
Cash	31,982,331
Receivable for investments sold	22,515,336
Interest receivable	1,721,131
Receivable for Portfolio shares sold	153,898
Other assets	15,294
Total assets	451,514,683
Liabilities
Payable for investments purchased	73,702,738
Payable for investments purchased - mortgage dollar rolls	32,690,695
Deferred mortgage dollar roll income	181,324
Payable for Portfolio shares redeemed	206,021
Payable for daily variation margin on open futures contracts	75,939
Accrued management fee	157,417
Other accrued expenses and payables	95,269
Total liabilities	107,109,403
Net assets, at value	$ 344,405,280
Net Assets
Net assets consist of: Undistributed net investment income	4,985,305
Net unrealized appreciation (depreciation) on: Investments	(946,241)
Futures	(120,253)
Accumulated net realized gain (loss)	(238,798)
Paid-in capital	340,725,267
Net assets, at value	$ 344,405,280
Class A Net Asset Value, offering and redemption price per share ($296,390,998 / 24,421,595 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.14
Class B Net Asset Value, offering and redemption price per share ($48,014,282 / 3,960,167 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.12

Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Income: Interest	$ 6,064,958
Interest - Scudder Cash Management QP Trust	305,901
Mortgage dollar roll income	19,990
Securities lending income	10,160
Total Income	6,401,009
Expenses: Management fee	974,913
Custodian fees	22,264
Distribution service fees (Class B)	51,878
Record keeping fees (Class B)	29,422
Auditing	31,370
Legal	9,520
Trustees' fees and expenses	1,280
Reports to shareholders	43,660
Other	10,408
Total expenses, before expense reductions	1,174,715
Expense reductions	(1,762)
Total expenses, after expense reductions	1,172,953
Net investment income	5,228,056
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	123,568
Futures	193,828
317,396
Net unrealized appreciation (depreciation) during the period on: Investments	(4,057,223)
Futures	(139,256)
(4,196,479)
Net gain (loss) on investment transactions	(3,879,083)
Net increase (decrease) in net assets resulting from operations	$ 1,348,973

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income (loss)	$ 5,228,056	$ 12,142,038
Net realized gain (loss) on investment transactions	317,396	469,040
Net unrealized appreciation (depreciation) on investment transactions during the period	(4,196,479)	(3,359,459)
Net increase (decrease) in net assets resulting from operations	1,348,973	9,251,619
Distributions to shareholders from: Net investment income Class A	(8,701,916)	(14,733,066)
Class B	(986,391)	(755,455)
Net realized gains Class A	(2,734,887)	(9,005,857)
Class B	(359,520)	(509,269)
Portfolio share transactions: Class A Proceeds from shares sold	9,762,158	45,404,708
Reinvestment of distributions	11,436,803	23,738,923
Cost of shares redeemed	(61,318,930)	(259,047,177)
Net increase (decrease) in net assets from Class A share transactions	(40,119,969)	(189,903,546)
Class B Proceeds from shares sold	19,411,764	71,406,944
Reinvestment of distributions	1,345,911	1,264,724
Cost of shares redeemed	(9,590,867)	(36,011,827)
Net increase (decrease) in net assets from Class B share transactions	11,166,808	36,659,841
Increase (decrease) in net assets	(40,386,902)	(168,995,733)
Net assets at beginning of period	384,792,182	553,787,915
Net assets at end of period (including undistributed net investment income of $4,985,305 and $9,445,556, respectively)	$ 344,405,280	$ 384,792,182
Other Information
Class A Shares outstanding at beginning of period	27,631,433	42,918,597
Shares sold	797,514	3,576,998
Shares issued to shareholders in reinvestment of distributions	932,855	1,917,523
Shares redeemed	(4,940,207)	(20,781,685)
Net increase (decrease) in Portfolio shares	(3,209,838)	(15,287,164)
Shares outstanding at end of period	24,421,595	27,631,433
Class B Shares outstanding at beginning of period	3,055,787	216,015
Shares sold	1,571,824	5,681,579
Shares issued to shareholders in reinvestment of distributions	109,781	102,159
Shares redeemed	(777,225)	(2,943,966)
Net increase (decrease) in Portfolio shares	904,380	2,839,772
Shares outstanding at end of period	3,960,167	3,055,787

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2004[a]	2003	2002	2001[b]	2000[c]	1999[c]
Selected Per Share Data
Net asset value, beginning of period	$ 12.54	$ 12.84	$ 12.32	$ 11.96	$ 11.56	$ 12.08
Income from investment operations: Net investment income[d]	.18	.31	.62	.61	.75	.72
Net realized and unrealized gain (loss) on investment transactions	(.12)	(.04)	.35	.25	.45	(.64)
Total from investment operations	.06	.27	.97	.86	1.20	.08
Less distributions from: Net investment income	(.35)	(.35)	(.45)	(.50)	(.80)	(.60)
Net realized gain on investment transactions	(.11)	(.22)	-	-	-	-
Total distributions	(.46)	(.57)	(.45)	(.50)	(.80)	(.60)
Net asset value, end of period	$ 12.14	$ 12.54	$ 12.84	$ 12.32	$ 11.96	$ 11.56
Total Return (%)	.36**	2.26	8.05	7.48	10.93	.68
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	296	347	551	305	152	146
Ratio of expenses (%)	.62*	.61	.59	.60	.61	.63
Ratio of net investment income (loss) (%)	2.97*	2.50	4.96	5.06	6.60	6.13
Portfolio turnover rate (%)	344e*	511[e]	534[e]	334	173	150

a For the six months ended June 30, 2004 (Unaudited).
b As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, gain/losses on paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.08, increase net realized and unrealized gains and losses per share by $.08 and decrease the ratio of net investment income to average net assets from 5.67% to 5.06%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
c On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Per share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
d Based on average shares outstanding during the period.
e The portfolio turnover rate including mortgage dollar roll transactions was 374%, 536% and 651% for the periods ended June 30, 2004, December 31, 2003 and December 31, 2002, respectively.
* Annualized ** Not annualized

Class B

Years Ended December 31,	2004[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 12.51	$ 12.82	$ 12.36
Income from investment operations: Net investment income[c]	.16	.27	.31
Net realized and unrealized gain (loss) on investment transactions	(.14)	(.04)	.15
Total from investment operations	.02	.23	.46
Less distributions from: Net investment income	(.30)	(.32)	-
Net realized gains on investment transactions	(.11)	(.22)	-
Total distributions	(.41)	(.54)	-
Net asset value, end of period	$ 12.12	$ 12.51	$ 12.82
Total Return (%)	.22**	1.83	3.72**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	48	38	3
Ratio of expenses (%)	1.01*	.98	.84*
Ratio of net investment income (loss) (%)	2.58*	2.13	4.95*
Portfolio turnover rate (%)	344d*	511[d]	534[d]

a For the six months ended June 30, 2004 (Unaudited).
b For the period July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
d The portfolio turnover rate including mortgage dollar roll transactions was 374%, 536% and 651% for the periods ended June 30, 2004, December 31, 2003 and December 31, 2002, respectively.
* Annualized ** Not annualized

Management Summary June 30, 2004

Scudder Growth Portfolio

Mixed signals muted equity returns for the six-month period ending June 30, 2004, setting the stage for slowed portfolio returns. Whereas continued economic growth and strong corporate earnings lifted the markets, geopolitical risks, high oil prices and concerns over inflation took their toll on overall performance.

Even in this climate of uncertainty, the portfolio delivered a positive total return of 2.00% (Class A shares, unadjusted for contract charges, and for the six-month period ended June 30, 2004), though it trailed its benchmark, the Russell 1000 Growth Index, which returned 2.74%. Overall, both stock selection and sector allocation contributed to the relative performance shortfall.

Positioning in the health care sector proved particularly additive to returns. We continue to focus on the medical equipment and biotechnology industries within the health care sector, as opportunities for additional growth appear plentiful. Biogen Idec and Zimmer Holdings were among the stocks that exemplified the strength of the portfolio's health care holdings over the last six months. Further contributing to performance was the portfolio's overweight position in the energy sector. While the spike in oil prices provided the catalyst for the near-term outperformance of the sector, the portfolio has been overweight in energy since early last year based on the long-term growth opportunities we feel exist in the space. Devon Energy, up significantly over the past six months, characterizes the strength of the energy sector.

Detracting from returns over this period was the portfolio's positioning in the technology sector. Specific weakness was seen in the highly cyclical semiconductor and semiconductor equipment industry, as concerns mounted over slowing order growth.

While the portfolio maintains a healthy exposure to the sector, we have altered the composition of our technology holdings to emphasize companies with more recurring revenue. In addition, we continue to believe that record levels of corporate cash flow coupled with the year-end elimination of the accelerated method of depreciation, which allows companies to depreciate capital goods at an increased rate, has the potential to ignite a meaningful increase in technology capital spending. Weakness in the financial sector also detracted from performance over this period. Investors became concerned that equity underwriting/advisory fees will not replace declining fixed-income trading revenues spurred by higher interest rates. Morgan Stanley and Lehman Brothers Holdings were examples of this weakness.

It has become clear that the rate of economic and earnings growth is likely to slow as the cycle matures. As a result, investor attention has begun to focus on the types of stocks that Scudder Growth Portfolio comprises: large-cap, high-quality companies seeking to produce consistent revenue and earnings growth. Given this market backdrop, we are enthused about the prospects for the strategy.

Julie M. Van Cleave, Jack A. Zehner and Thomas J. Schmid

Co-Managers
Deutsche Investment Management Americas Inc.

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. Please see scudder.com for the product's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Information concerning the portfolio holdings of the portfolio as of month-end is available upon request on the 16th of the following month.

Risk Considerations

This portfolio is subject to stock market risk, meaning stocks in the portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

The Russell 1000 Growth Index is an unmanaged, capitalization-weighted index containing those securities in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of all distributions and do not reflect fees or expenses. It is not possible to invest directly in an index.

Portfolio management market commentary is as of June 30, 2004, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Investment Portfolio June 30, 2004 (Unaudited)

Scudder Growth Portfolio

	Shares	Value ($)

Common Stocks 96.4%
Consumer Discretionary 13.7%
Automobiles 1.7%
Harley-Davidson, Inc.	84,200	5,215,348
Hotels Restaurants & Leisure 2.1%
Brinker International, Inc.*	47,700	1,627,524
International Game Technology	130,300	5,029,580
		6,657,104
Internet & Catalog Retail 0.9%
eBay, Inc.*	31,300	2,878,035
Media 3.9%
Comcast Corp. "A"*	75,100	2,073,511
McGraw-Hill, Inc.	19,100	1,462,487
New York Times Co. "A"	34,200	1,529,082
Omnicom Group, Inc.	58,340	4,427,422
Viacom, Inc. "B"	77,430	2,765,800
		12,258,302
Multiline Retail 2.1%
Kohl's Corp.*	43,900	1,856,092
Target Corp.	114,800	4,875,556
		6,731,648
Specialty Retail 3.0%
Bed Bath & Beyond, Inc.*	57,400	2,207,030
Home Depot, Inc.	42,500	1,496,000
Lowe's Companies, Inc.	44,900	2,359,495
Staples, Inc.	118,700	3,479,097
		9,541,622
Consumer Staples 11.8%
Beverages 2.6%
Anheuser-Busch Companies, Inc.	24,000	1,296,000
PepsiCo, Inc.	129,450	6,974,766
		8,270,766
Food & Drug Retailing 4.0%
Wal-Mart Stores, Inc.	155,490	8,203,653
Walgreen Co.	121,600	4,403,136
		12,606,789
Food Products 1.6%
Dean Foods Co.*	40,800	1,522,248
General Mills, Inc.	42,400	2,015,272
Hershey Foods Corp.	35,400	1,637,958
		5,175,478
Household Products 3.6%
Colgate-Palmolive Co.	72,840	4,257,498
Procter & Gamble Co.	127,600	6,946,544
		11,204,042
Energy 4.7%
Energy Equipment & Services 2.8%
Baker Hughes, Inc.	85,200	3,207,780
Nabors Industries Ltd.*	65,300	2,952,866
Schlumberger Ltd.	40,100	2,546,751
		8,707,397
	Shares	Value ($)

Oil & Gas 1.9%
Devon Energy Corp.	43,000	2,838,000
EOG Resources, Inc.	55,800	3,331,818
		6,169,818
Financials 7.9%
Capital Markets 2.2%
Goldman Sachs Group, Inc.	7,800	734,448
Lehman Brothers Holdings, Inc.	35,400	2,663,850
Morgan Stanley	68,300	3,604,191
		7,002,489
Consumer Finance 1.5%
American Express Co.	89,300	4,588,234
Diversified Financial Services 2.1%
Citigroup, Inc.	92,600	4,305,900
Fannie Mae	34,200	2,440,512
		6,746,412
Insurance 2.1%
AFLAC, Inc.	64,000	2,611,840
American International Group, Inc.	57,810	4,120,697
		6,732,537
Health Care 22.6%
Biotechnology 4.9%
Amgen, Inc.*	76,000	4,147,320
Biogen Idec, Inc.*	43,900	2,776,675
Genentech, Inc.*	87,300	4,906,260
Gilead Sciences, Inc.*	56,400	3,778,800
		15,609,055
Health Care Equipment & Supplies 6.0%
Baxter International, Inc.	71,000	2,450,210
Boston Scientific Corp.*	67,900	2,906,120
C.R. Bard, Inc.	40,400	2,288,660
Medtronic, Inc.	109,900	5,354,328
Zimmer Holdings, Inc.*	66,300	5,847,660
		18,846,978
Health Care Providers & Services 1.3%
UnitedHealth Group, Inc.	67,600	4,208,100
Pharmaceuticals 10.4%
Abbott Laboratories	35,900	1,463,284
Eli Lilly & Co.	32,500	2,272,075
Johnson & Johnson	171,086	9,529,490
Merck & Co., Inc.	52,300	2,484,250
Pfizer, Inc.	360,202	12,347,725
Teva Pharmaceutical Industries Ltd. (ADR)	71,000	4,777,590
		32,874,414
Industrials 7.7%
Aerospace & Defense 1.8%
United Technologies Corp.	62,600	5,726,648
Air Freight & Logistics 1.3%
FedEx Corp.	52,200	4,264,218
	Shares	Value ($)

Industrial Conglomerates 4.6%
3M Co.	37,600	3,384,376
General Electric Co.	340,140	11,020,536
		14,404,912
Information Technology 27.1%
Communications Equipment 4.0%
Cisco Systems, Inc.*	461,720	10,942,764
QUALCOMM, Inc.	23,900	1,744,222
		12,686,986
Computers & Peripherals 3.3%
Dell, Inc.*	61,300	2,195,766
EMC Corp.*	333,400	3,800,760
International Business Machines Corp.	50,800	4,478,020
		10,474,546
IT Consulting & Services 2.6%
Accenture Ltd. "A"*	43,800	1,203,624
Fiserv, Inc.*	87,300	3,395,097
Paychex, Inc.	107,900	3,655,652
		8,254,373
Semiconductors & Semiconductor Equipment 8.5%
Analog Devices, Inc.	118,500	5,578,980
Applied Materials, Inc.*	150,760	2,957,911
Intel Corp.	336,840	9,296,784
Linear Technology Corp.	92,630	3,656,106
	Shares	Value ($)

Texas Instruments, Inc.	113,900	2,754,102
Xilinx, Inc.	72,100	2,401,651
		26,645,534
Software 8.7%
Adobe Systems, Inc.	15,200	706,800
Electronic Arts, Inc.*	86,100	4,696,755
Intuit, Inc.*	40,600	1,566,348
Microsoft Corp.	464,580	13,268,404
Oracle Corp.*	186,800	2,228,524
Symantec Corp.*	52,800	2,311,584
VERITAS Software Corp.*	98,000	2,714,600
		27,493,015
Materials 0.9%
Chemicals
Ecolab, Inc.	87,700	2,780,090
Total Common Stocks (Cost $243,158,900)		304,754,890

Other 0.4%
iShares Nasdaq Biotechnology Index Fund* (Cost $1,489,994)	18,700	1,404,370

Cash Equivalents 3.2%
Scudder Cash Management QP Trust, 1.20% (b) (Cost $10,040,411)	10,040,411	10,040,411
Total Investment Portfolio - 100.0% (Cost $254,689,305) (a)		316,199,671

Notes to Scudder Growth Portfolio of Investments

* Non-income producing security.
(a) The cost for federal income tax purposes was $256,080,491. At June 30, 2004, net unrealized appreciation for all securities based on tax cost was $60,119,180. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $65,367,753 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,248,573.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $244,648,894)	$ 306,159,260
Investment in Scudder Cash Management QP Trust (cost $10,040,411)	10,040,411
Total investments in securities, at value (cost $254,689,305)	316,199,671
Cash	10,000
Dividends receivable	153,980
Interest receivable	7,861
Receivable for Portfolio shares sold	32,355
Other assets	8,397
Total assets	316,412,264
Liabilities
Payable for Portfolio shares redeemed	234,749
Accrued management fee	154,760
Other accrued expenses and payables	65,995
Total liabilities	455,504
Net assets, at value	$ 315,956,760
Net Assets
Net assets consist of: Undistributed net investment income	214,058
Net unrealized appreciation (depreciation) on investments	61,510,366
Accumulated net realized gain (loss)	(160,832,370)
Paid-in capital	415,064,706
Net assets, at value	$ 315,956,760
Class A Net Asset Value, offering and redemption price per share ($303,136,292 / 6,101,757 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 18.83
Class B Net Asset Value, offering and redemption price per share ($12,820,468 / 683,392 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 18.76

Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $3,764)	$ 1,349,875
Interest - Scudder Cash Management QP Trust	25,548
Total Income	1,375,423
Expenses: Management fee	944,587
Custodian fees	10,928
Distribution service fees (Class B)	11,871
Record keeping fees (Class B)	6,365
Auditing	16,380
Legal	5,460
Trustees' fees and expenses	2,730
Reports to shareholders	42,115
Other	9,011
Total expenses, before expense reductions	1,049,447
Expense reductions	(993)
Total expenses, after expense reductions	1,048,454
Net investment income (loss)	326,969
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	(575,784)
Net unrealized appreciation (depreciation) during the period on investments	6,575,418
Net gain (loss) on investment transactions	5,999,634
Net increase (decrease) in net assets resulting from operations	$ 6,326,603

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income (loss)	$ 326,969	$ 830,426
Net realized gain (loss) on investment transactions	(575,784)	(12,111,531)
Net unrealized appreciation (depreciation) on investment transactions during the period	6,575,418	78,050,590
Net increase (decrease) in net assets resulting from operations	6,326,603	66,769,485
Distributions to shareholders from: Net investment income Class A	(815,090)	(328,128)
Portfolio share transactions: Class A Proceeds from shares sold	9,043,312	46,556,451
Reinvestment of distributions	815,090	328,128
Cost of shares redeemed	(25,379,540)	(45,206,144)
Net increase (decrease) in net assets from Class A share transactions	(15,521,138)	1,678,435
Class B Proceeds from shares sold	5,862,413	6,505,025
Cost of shares redeemed	(107,388)	(422,693)
Net increase (decrease) in net assets from Class B share transactions	5,755,025	6,082,332
Increase (decrease) in net assets	(4,254,600)	74,202,124
Net assets at beginning of period	320,211,360	246,009,236
Net assets at end of period (including undistributed net investment income of $214,058 and $702,179, respectively)	$ 315,956,760	$ 320,211,360
Other Information
Class A Shares outstanding at beginning of period	16,929,119	16,549,770
Shares sold	485,049	3,153,740
Shares issued to shareholders in reinvestment of distributions	43,869	22,156
Shares redeemed	(1,356,280)	(2,796,547)
Net increase (decrease) in Portfolio shares	(827,362)	379,349
Shares outstanding at end of period	16,101,757	16,929,119
Class B Shares outstanding at beginning of period	374,544	8,811
Shares sold	314,545	390,729
Shares redeemed	(5,697)	(24,996)
Net increase (decrease) in Portfolio shares	308,848	365,733
Shares outstanding at end of period	683,392	374,544

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2004[a]	2003	2002	2001	2000[b]	1999[b]
Selected Per Share Data
Net asset value, beginning of period	$ 18.51	$ 14.86	$ 21.05	$ 30.12	$ 40.54	$ 29.57
Income (loss) from investment operations: Net investment income (loss)[c]	.02	.05	.01	.03	(.01)	(.01)
Net realized and unrealized gain (loss) on investment transactions	.35	3.62	(6.20)	(6.75)	(6.81)	10.98
Total from investment operations	.37	3.67	(6.19)	(6.72)	(6.82)	10.97
Less distributions from: Net investment income	(.05)	(.02)	-	(.03)	-	-
Net realized gains on investment transactions	-	-	-	(2.31)	(3.60)	-
Return of capital	-	-	-	(.01)	-	-
Total distributions	(.05)	(.02)	-	(2.35)	(3.60)	-
Net asset value, end of period	$ 18.83	$ 18.51	$ 14.86	$ 21.05	$ 30.12	$ 40.54
Total Return (%)	2.00**	24.71	(29.41)	(22.34)	(19.06)	37.12
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	303	313	246	420	583	738
Ratio of expenses (%)	.65*	.64	.64	.63	.65	.66
Ratio of net investment income (loss) (%)	.22*	.29	.07	.13	(.03)	(.04)
Portfolio turnover rate (%)	24*	26	38	73	65	87

a For the six months ended June 30, 2004 (Unaudited).
b On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Per share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
c Based on average shares outstanding during the period.
* Annualized ** Not annualized

Class B

Years Ended December 31,	2004[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 18.43	$ 14.83	$ 16.04
Income (loss) from investment operations: Net investment income (loss)[c]	(.03)	(.03)	.06
Net realized and unrealized gain (loss) on investment transactions	.36	3.63	(1.27)
Total from investment operations	.33	3.60	(1.21)
Net asset value, end of period	$ 18.76	$ 18.43	$ 14.83
Total Return (%)	1.79**	24.28	(7.54)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	13	7.1
Ratio of expenses (%)	1.03*	1.03	.88*
Ratio of net investment income (loss) (%)	(.16)*	(.10)	.80*
Portfolio turnover rate (%)	24*	26	38

a For the six months ended June 30, 2004 (Unaudited).
b For the period from July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
* Annualized ** Not annualized

Management Summary June 30, 2004

Scudder High Income Portfolio

The high-yield market produced a strong total return for the first half of the year, making high yield one of the top-performing fixed-income asset classes. During the period, investors remained concerned over renewed geopolitical concerns, the upcoming US elections, higher commodity prices and the prospect of higher interest rates. Despite these issues, the high-yield market continued to boast a solid return as a result of ongoing improvement in its fundamentals. Defaults continued to decline and are expected to remain low, recovery rates have increased, corporations continued to improve their financial positions, and the ratio of upgrades to downgrades improved. For the six-month period ended June 30, 2004, the portfolio's Class A shares produced a total return of 1.66% (Class A shares, unadjusted for contract charges), compared with 2.47% for the CS First Boston High Yield Index.

We strive to add value by using fundamental research to find undervalued individual securities rather than making broad predictions about sector performance, interest rates or the overall high-yield market. As a result of this bottom-up process, we continued to find relative-value opportunities in the single-B and CCC/split CCC credit quality segments. This, along with a corresponding underweight in issues rated BB and above, benefited return given the continued outperformance of lower-rated bonds. The portfolio remained underweight in CC/defaulted securities, where we believe the risk-reward trade-off is less favorable, and this underweight did not benefit the portfolio's performance. Some of our largest contributors to performance were Petro Stopping Centers and chemical companies GEO Specialty Chemicals and Equistar Chemicals. Securities that detracted from return included Dobson Communications and Calpine. We continue to have a positive outlook for the high-yield market as a whole, and we will therefore maintain a modestly aggressive positioning.

Andrew P. Cestone

Portfolio Manager
Deutsche Investment Management Americas Inc.

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. Please see scudder.com for the product's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Information concerning the portfolio holdings of the portfolio as of month-end is available upon request on the 16th of the following month.

Risk Considerations

Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation, political and economic changes and market risks. Additionally, the portfolio may invest in lower-quality and nonrated securities which present greater risk of loss of principal and interest than higher-quality securities All of these factors may result in greater share price volatility. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

Credit quality ratings cited are the ratings of Moody's Investors Service, Inc. (Moody's) and Standard & Poor's Corporation (S&P), which represent these companies' opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The portfolio's credit quality does not remove market risk.

CS First Boston High Yield Index (CSFB) is an unmanaged trader-priced portfolio constructed to mirror the global high-yield debt market. Index returns assume reinvestment of all distributions and do not reflect fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of June 30, 2004, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Investment Portfolio June 30, 2004 (Unaudited)

Scudder High Income Portfolio

	Principal Amount ($)(c)	Value ($)

Corporate Bonds 65.0%
Consumer Discretionary 15.0%
Adesa, Inc., 7.625%, 6/15/2012	920,000	928,050
Advantica Restaurant Co., 12.75%, 9/30/2007	705,000	750,825
AMC Entertainment, Inc., 144A, 8.0%, 3/1/2014	1,135,000	1,083,925
American Lawyer Media, Inc., Series B, 9.75%, 12/15/2007	1,010,000	974,650
Atlantic Broadband Finance LLC, 144A, 9.375%, 1/15/2014	990,000	935,550
Avalon Cable LLC, Step-up Coupon, 11.875% to 12/1/2008	63,021	66,802
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011 (e)	1,160,000	1,090,400
Boca Resorts, Inc., 9.875%, 4/15/2009	1,040,000	1,094,600
Buffets, Inc., 11.25%, 7/15/2010	310,000	323,950
Cablevision Systems Corp.:
144A, 1.0%, 4/1/2009** (e)	390,000	399,750
144A, 8.0%, 4/15/2012 (e)	550,000	541,750
Carrols Corp., 9.5%, 12/1/2008 (e)	625,000	646,875
Charter Communications Holdings LLC:
Step-up Coupon, 0% to 5/15/2006, 11.75 to 5/15/2011	1,935,000	1,226,138
9.625%, 11/15/2009 (e)	1,915,000	1,551,150
144A, 10.25%, 9/15/2010	2,955,000	2,977,162
Choctaw Resort Development Enterprises, 9.25%, 4/1/2009	1,465,000	1,574,875
Circus & Eldorado, 10.125%, 3/1/2012 (e)	1,110,000	1,115,550
CKE Restaurants, Inc., 9.125%, 5/1/2009	335,000	348,400
CSC Holdings, Inc., 7.875%, 12/15/2007 (e)	1,265,000	1,315,600
Dex Media East LLC/Financial, 12.125%, 11/15/2012	5,450,000	6,362,875
DIMON, Inc.:
7.75%, 6/1/2013	290,000	269,700
Series B, 9.625%, 10/15/2011	3,015,000	3,045,150
Dyersburg Corp., Series B, 9.75%, 9/1/2007*	1,260,000	126
EchoStar DBS Corp., 6.375%, 10/1/2011	875,000	861,875
EPL Intermediate, Inc., 144A, Step-up Coupon, 0% to 3/15/2009, 12.50% to 3/15/2010	805,000	454,825
General Motors Corp., 8.25%, 7/15/2023 (e)	1,400,000	1,466,151
Herbst Gaming, Inc., 144A, 8.125%, 6/1/2012	230,000	233,163
Imperial Home Decor Group, Inc., Series B, 11.0%, 3/15/2008*	1,050,000	0
Interep National Radio Sales, Inc., Series B, 10.0%, 7/1/2008	1,300,000	1,079,000
International Game Technology, 8.375%, 5/15/2009	1,000,000	1,176,439
Jacobs Entertainment Co., 11.875%, 2/1/2009	1,570,000	1,727,000
Kellwood Co., 7.625%, 10/15/2017	635,000	674,279
Levi Strauss & Co., 12.25%, 12/15/2012 (e)	1,100,000	1,083,500
	Principal Amount ($)(c)	Value ($)

Lin Television Corp., 6.5%, 5/15/2013 (e)	265,000	255,725
Mail-Well I Corp., 144A, 7.875%, 12/1/2013	805,000	732,550
Mandalay Resort Group, 7.625%, 7/15/2013 (e)	100,000	99,750
Mediacom LLC, 9.5%, 1/15/2013 (e)	1,015,000	979,475
MGM MIRAGE, 8.375%, 2/1/2011 (e)	760,000	794,200
Park Place Entertainment Corp., 9.375%, 2/15/2007	270,000	293,288
PEI Holding, Inc., 11.0%, 3/15/2010	935,000	1,084,600
Petro Stopping Centers, 144A, 9.0%, 2/15/2012	2,320,000	2,296,800
Premier Entertainment Biloxi LLC/Finance, 144A, 10.75%, 2/1/2012	610,000	640,500
PRIMEDIA, Inc.:
144A, 6.615%, 5/15/2010	1,590,000	1,611,862
8.875%, 5/15/2011 (e)	910,000	900,900
Reader's Digest Association, Inc., 6.5%, 3/1/2011 (e)	445,000	434,431
Remington Arms Co., Inc., 10.5%, 2/1/2011	1,085,000	1,052,450
Renaissance Media Group, Step-up Coupon, 10.0% to 4/15/2008	1,395,000	1,436,850
Rent-Way Inc., 11.875%, 6/15/2010	355,000	389,613
Restaurant Co., Step-up Coupon, 11.25% to 5/15/2008	1,233,421	1,221,087
Schuler Homes, Inc., 10.5%, 7/15/2011	1,635,000	1,865,944
Scientific Games Corp., 12.5%, 8/15/2010	354,000	411,525
Simmons Co., 144A, 7.875%, 1/15/2014	200,000	204,000
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012	2,330,000	2,382,425
8.75%, 12/15/2011	1,145,000	1,225,150
Six Flags, Inc., 8.875%, 2/1/2010 (e)	40,000	39,600
Sonic Automotive, Inc., 8.625%, 8/15/2013	205,000	213,713
Toys "R" Us, Inc.:
7.375%, 10/15/2018	1,825,000	1,685,844
7.875%, 4/15/2013 (e)	610,000	612,287
Trump Holdings & Funding, 12.625%, 3/15/2010 (e)	1,115,000	1,142,875
United Auto Group, Inc., 9.625%, 3/15/2012	1,130,000	1,237,350
Venetian Casino Resort LLC, 11.0%, 6/15/2010	550,000	635,250
VICORP Restaurants, Inc., 144A, 10.5%, 4/15/2011	940,000	935,300
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009	655,000	694,300
Williams Scotsman, Inc., 9.875%, 6/1/2007 (e)	1,155,000	1,146,337
Worldspan LP/WS Finance Corp., 9.625%, 6/15/2011 (e)	535,000	545,700
XM Satellite Radio, Inc., Step-up Coupon, 0% to 12/31/2005, 14% to 12/31/2009	1,157,934	1,091,353
Young Broadcasting, Inc., 144A, 8.75%, 1/15/2014	1,110,000	1,048,950
		68,722,069
	Principal Amount ($)(c)	Value ($)

Consumer Staples 2.0%
Agrilink Foods, Inc., 11.875%, 11/1/2008	573,000	605,948
Gold Kist, Inc., 144A, 10.25%, 3/15/2014	875,000	949,375
North Atlantic Trading Co., 144A, 9.25%, 3/1/2012	1,195,000	1,156,162
Pinnacle Foods Holding Corp., 144A, 8.25%, 12/1/2013	350,000	337,750
Rite Aid Corp.:
144A, 6.125%, 12/15/2008	1,075,000	1,013,188
6.875%, 8/15/2013 (e)	645,000	593,400
"C1", Series 97, 11.25%, 7/1/2008	1,595,000	1,758,487
Standard Commercial Corp., 144A, 8.0%, 4/15/2012	395,000	387,100
Stater Brother's Holdings, Inc.:
144A, 5.06%, 6/15/2010	665,000	675,806
144A, 8.125%, 6/15/2012	385,000	386,444
Swift & Co., 12.5%, 1/1/2010	150,000	160,500
United Agri Products, 144A, 8.25%, 12/15/2011	260,000	289,900
Wornick Co., 144A, 10.875%, 7/15/2011	910,000	930,475
		9,244,535
Energy 5.8%
Avista Corp., 9.75%, 6/1/2008	1,915,000	2,250,125
Chesapeake Energy Corp.:
144A, 7.5%, 6/15/2014	455,000	468,650
9.0%, 8/15/2012	385,000	433,125
Citgo Petroleum Corp., 11.375%, 2/1/2011	3,145,000	3,648,200
Continental Resources, Inc., 10.25%, 8/1/2008 (e)	1,955,000	2,018,538
Edison Mission Energy, 7.73%, 6/15/2009 (e)	2,135,000	2,076,287
El Paso Production Holdings Corp., 7.75%, 6/1/2013	4,145,000	3,803,037
FirstEnergy Corp., Series B, 6.45%, 11/15/2011	945,000	979,737
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007	1,400,000	1,421,000
ON Semiconductor Corp., 13.0%, 5/15/2008 (e)	1,325,000	1,520,438
Pioneer Natural Resources Co., 9.625%, 4/1/2010 (e)	320,000	392,564
Range Resources Corp., 144A, 7.375%, 7/15/2013	455,000	452,725
Southern Natural Gas, 8.875%, 3/15/2010	1,165,000	1,272,763
Stone Energy Corp., 8.25%, 12/15/2011	1,410,000	1,469,925
Williams Cos., Inc.:
144A, 6.75%, 4/15/2009	675,000	663,187
8.125%, 3/15/2012	700,000	747,250
8.75%, 3/15/2032	1,305,000	1,305,000
Wiser Oil Co., 9.5%, 5/15/2007	1,430,000	1,447,875
		26,370,426
Financials 6.0%
Ahold Finance USA, Inc., 6.25%, 5/1/2009	2,575,000	2,523,500
	Principal Amount ($)(c)	Value ($)

Alamosa Delaware, Inc.:
Step-up Coupon, 0% to 7/31/2005, 12.0% to 7/31/2009	650,000	627,250
144A, 8.5%, 1/31/2012	665,000	651,700
American Commercial Bank, 3.0%, 6/30/2006	1,565,000	1,519,028
AmeriCredit Corp., 9.25%, 5/1/2009	2,205,000	2,320,762
Atlantic Mutual Insurance Co., 144A, 8.15%, 2/15/2028	605,000	373,717
BF Saul REIT, 7.5%, 3/1/2014 (e)	1,750,000	1,732,500
Consolidated Communications Holdings, 144A, 9.75%, 4/1/2012	955,000	969,325
DA-Lite Screen Co., Inc., 144A, 9.5%, 5/15/2011	570,000	592,800
DFG Holdings, Inc.:
144A, 13.95%, 5/15/2012	436,774	436,774
144A, 16.0%, 5/15/2012	441,021	496,149
Dollar Financial Group, Inc.:
9.75%, 11/15/2011	980,000	1,024,100
144A, 9.75%, 11/15/2011	220,000	229,900
E*TRADE Financial Corp., 144A, 8.0%, 6/15/2011	1,380,000	1,373,100
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024	1,335,000	1,495,309
FINOVA Group, Inc., 7.5%, 11/15/2009	2,437,943	1,334,774
FRD Acquisition Co., Series B, 12.5%, 7/15/2004*	210,000	0
Global Exchange Services, LIBOR plus, 12.0%, 7/15/2008*	445,000	382,700
iStar Financial, Inc., 6.0%, 12/15/2010	1,045,000	1,038,467
Poster Financial Group, 144A, 8.75%, 12/1/2011	925,000	941,188
PXRE Capital Trust I, 8.85%, 2/1/2027	460,000	460,575
Qwest Capital Funding, Inc., 6.5%, 11/15/2018	2,250,000	1,665,000
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012 (e)	1,550,000	1,798,000
Thornburg Mortgage, Inc., 8.0%, 5/15/2013	805,000	817,075
UAP Holdings Corp., 144A, Step-up Coupon, 0% to 1/15/2008, 10.75% to 7/15/2012	895,000	715,105
UGS Corp., 144A, 10.0%, 6/1/2012 (e)	150,000	159,750
Universal City Development, 11.75%, 4/1/2010	1,585,000	1,834,637
		27,513,185
Health Care 2.1%
aaiPharma, Inc., Step-up Coupon, 11.0% to 4/1/2010 (e)	1,135,000	947,725
AmeriPath, Inc., 10.5%, 4/1/2013 (e)	880,000	888,800
AmerisourceBergen Corp., 7.25%, 11/15/2012 (e)	460,000	471,500
Curative Health Services, Inc., 144A, 10.75%, 5/1/2011	535,000	513,600
Hanger Orthopedic Group, Inc., 10.375%, 2/15/2009 (e)	740,000	756,650
InSight Health Services Corp., 9.875%, 11/1/2011 (e)	320,000	342,400
Interactive Health LLC, 144A, 7.25%, 4/1/2011	760,000	676,400
Team Health, Inc., 144A, 9.0%, 4/1/2012 (e)	440,000	422,400
	Principal Amount ($)(c)	Value ($)

Tenet Healthcare Corp.:
6.375%, 12/1/2011 (e)	4,600,000	4,025,000
144A, 9.875%, 7/1/2014	455,000	462,962
		9,507,437
Industrials 11.5%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007	865,000	916,900
Aearo Co. I, 144A, 8.25%, 4/15/2012	125,000	127,500
Allied Waste North America, Inc.:
144A, 5.75%, 2/15/2011	840,000	795,900
Series B, 8.875%, 4/1/2008	975,000	1,067,625
AMI Semiconductor, Inc., 10.75%, 2/1/2013	533,000	622,278
Amsted Industries, Inc., 144A, 10.25%, 10/15/2011	805,000	873,425
Argo-Tech Corp., 144A, 9.25%, 6/1/2011	785,000	808,550
Avondale Mills, Inc., 10.25%, 7/1/2013 (e)	1,490,000	894,000
Browning-Ferris Industries:
7.4%, 9/15/2035	1,565,000	1,392,850
9.25%, 5/1/2021	485,000	523,800
Clean Harbors, Inc., 144A, 11.25%, 7/15/2012	715,000	722,150
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010	1,910,000	1,938,650
Collins & Aikman Products, 10.75%, 12/31/2011	1,900,000	1,909,500
Congoleum Corp., 8.625%, 8/1/2008*	740,000	584,600
Continental Airlines, Inc., 8.0%, 12/15/2005 (e)	1,260,000	1,111,950
Cornell Companies, Inc., 144A, 10.75%, 7/1/2012	875,000	883,750
Corrections Corp. of America, 9.875%, 5/1/2009	1,285,000	1,426,350
Dana Corp.:
7.0%, 3/1/2029 (e)	2,120,000	2,035,200
9.0%, 8/15/2011	950,000	1,111,500
Delta Air Lines, Inc.:
7.7%, 12/15/2005 (e)	805,000	539,350
7.9%, 12/15/2009 (e)	305,000	155,550
Eagle-Picher, Inc., 9.75%, 9/1/2013	535,000	575,125
Erico International Corp., 144A, 8.875%, 3/1/2012	645,000	657,900
Evergreen International Aviation, Inc., 12.0%, 5/15/2010 (e)	530,000	328,600
Flextronics International Ltd., 6.5%, 5/15/2013	350,000	341,250
Geo Sub Corp., 144A, 11.0%, 5/15/2012	650,000	657,313
Golden State Petroleum Transportation, 8.04%, 2/1/2019	770,000	780,919
GS Technologies, 12.0%, 9/1/2004*	315,268	788
Hercules, Inc.:
144A, 6.75%, 10/15/2029	660,000	633,600
11.125%, 11/15/2007 (e)	1,315,000	1,538,550
Hornbeck Offshore Services, Inc., 10.625%, 8/1/2008	1,410,000	1,538,662
Interface, Inc., 144A, "A", 9.5%, 2/1/2014	850,000	845,750
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011	1,380,000	1,535,250
	Principal Amount ($)(c)	Value ($)

ISP Holdings, Inc., Series B, 10.625%, 12/15/2009	345,000	379,500
J Crew Operating Corp., 10.375%, 10/15/2007	40,000	40,600
Joy Global, Inc., 8.75%, 3/15/2012	90,000	100,800
Kansas City Southern:
7.5%, 6/15/2009 (e)	1,135,000	1,135,000
9.5%, 10/1/2008	1,670,000	1,814,037
Laidlaw International, Inc., 10.75%, 6/15/2011	1,185,000	1,293,131
Language Line, Inc., 144A, 11.125%, 6/15/2012	205,000	208,075
Meritage Corp., 7.0%, 5/1/2014	790,000	750,500
Millennium America, Inc.:
7.625%, 11/15/2026	2,380,000	2,034,900
9.25%, 6/15/2008 (e)	495,000	532,125
144A, 9.25%, 6/15/2008	1,450,000	1,558,750
Mobile Mini, Inc., 9.5%, 7/1/2013	280,000	306,600
Motors and Gears, Inc., 10.75%, 11/15/2006	1,670,000	1,419,500
Samsonite Corp., 144A, 8.875%, 6/1/2011	1,230,000	1,273,050
Sea Containers Ltd., 10.5%, 5/15/2012	980,000	983,675
Seabulk International, Inc., 9.5%, 8/15/2013	510,000	523,388
Ship Finance International Ltd., 144A, 8.5%, 12/15/2013	1,810,000	1,746,650
Technical Olympic USA, Inc.:
7.5%, 3/15/2011 (e)	825,000	767,250
10.375%, 7/1/2012	1,105,000	1,151,962
Tenneco Automotive, Inc., 11.625%, 10/15/2009 (e)	845,000	908,375
The Brickman Group, Ltd., Series B, 11.75%, 12/15/2009	810,000	931,500
Thermadyne Holdings Corp., 9.25%, 2/1/2014 (e)	810,000	799,875
United Rentals North America, Inc., 6.5%, 2/15/2012	1,480,000	1,398,600
Westlake Chemical Corp., 8.75%, 7/15/2011	515,000	558,775
		52,491,703
Information Technology 0.6%
Activant Solutions, Inc., 10.5%, 6/15/2011	845,000	891,475
DigitalNet, Inc., 9.0%, 7/15/2010	472,000	503,860
Itron, Inc., 144A, 7.75%, 5/15/2012	285,000	285,713
Lucent Technologies, Inc., 6.45%, 3/15/2029 (e)	1,410,000	1,089,225
		2,770,273
Materials 9.0%
Aqua Chemical, Inc., 11.25%, 7/1/2008	1,320,000	924,000
ARCO Chemical Co., 9.8%, 2/1/2020 (e)	4,695,000	4,601,100
Associated Materials, Inc., 144A, Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014	2,370,000	1,587,900
Caraustar Industries, Inc., 9.875%, 4/1/2011 (e)	1,445,000	1,437,775
Constar International, Inc., 11.0%, 12/1/2012	500,000	467,500
Dayton Superior Corp.:
10.75%, 9/15/2008	935,000	939,675
13.0%, 6/15/2009 (e)	815,000	709,050
	Principal Amount ($)(c)	Value ($)

Equistar Chemicals LP, 8.75%, 2/15/2009 (e)	1,740,000	1,813,950
Euramax International, Inc., 8.5%, 8/15/2011	375,000	390,000
Fibermark, Inc., 10.75%, 4/15/2011*	1,450,000	870,000
GEO Specialty Chemicals, Inc.:
7.11%, 12/31/2007	500,000	475,000
10.125%, 8/1/2008*	1,720,000	670,800
Georgia-Pacific Corp.:
144A, 8.0%, 1/15/2024	3,965,000	3,965,000
9.375%, 2/1/2013 (e)	1,885,000	2,158,325
Hexcel Corp., 9.75%, 1/15/2009 (e)	770,000	807,538
Huntsman Advanced Materials LLC, 144A, 11.0%, 7/15/2010	1,245,000	1,403,737
Huntsman International LLC, 11.625%, 10/15/2010 (e)	1,625,000	1,795,625
IMC Global, Inc., 10.875%, 8/1/2013	1,230,000	1,466,775
International Steel Group, Inc., 144A, 6.5%, 4/15/2014	2,160,000	2,025,000
ISPAT Inland ULC, 144A, 9.75%, 4/1/2014	1,420,000	1,462,600
MMI Products, Inc., Series B, 11.25%, 4/15/2007	600,000	579,000
Mueller Group Inc., 144A, 5.919%, 11/1/2011	345,000	358,800
Neenah Corp.:
144A, 11.0%, 9/30/2010	1,422,000	1,507,320
144A, 13.0%, 9/30/2013	1,102,460	1,080,411
Omnova Solutions, Inc., 11.25%, 6/1/2010	465,000	506,850
Owens-Brockway Glass Container, 8.25%, 5/15/2013 (e)	2,390,000	2,467,675
Pliant Corp.:
Step-up Coupon, 0% to 12/15/2006, 11.15% to 6/15/2009	220,000	185,350
11.125%, 9/1/2009	960,000	1,027,200
13.0%, 6/1/2010 (e)	205,000	183,475
TriMas Corp., 9.875%, 6/15/2012	2,260,000	2,395,600
United States Steel LLC, 9.75%, 5/15/2010	824,000	912,580
		41,175,611
Telecommunication Services 8.2%
American Cellular Corp., Series B, 10.0%, 8/1/2011 (e)	3,515,000	3,031,687
American Tower Corp.:
144A, 7.5%, 5/1/2012 (e)	610,000	590,175
9.375%, 2/1/2009 (e)	1,630,000	1,740,025
American Tower Escrow Corp., Zero Coupon, 8/1/2008	200,000	146,000
Cincinnati Bell, Inc.:
7.2%, 11/29/2023	440,000	411,400
8.375%, 1/15/2014 (e)	3,625,000	3,226,250
Crown Castle International Corp.:
7.5%, 12/1/2013	220,000	218,900
9.375%, 8/1/2011	790,000	869,000
Dobson Communications Corp., 8.875%, 10/1/2013	2,575,000	1,957,000
GCI, Inc., 144A, 7.25%, 2/15/2014	805,000	768,775
Insight Midwest LP, 9.75%, 10/1/2009 (e)	755,000	796,525
	Principal Amount ($)(c)	Value ($)

LCI International, Inc., 7.25%, 6/15/2007 (e)	1,655,000	1,497,775
Level 3 Financing, Inc., 144A, 10.75%, 10/15/2011 (e)	490,000	432,425
MCI, Inc.:
6.688%, 5/1/2009 (e)	1,860,000	1,720,500
7.735%, 5/1/2014	2,540,000	2,273,300
Nextel Communications, Inc., 5.95%, 3/15/2014	1,200,000	1,104,000
Nextel Partners, Inc., 8.125%, 7/1/2011	1,200,000	1,224,000
Northern Telecom Capital, 7.875%, 6/15/2026	2,100,000	2,016,000
Qwest Corp., 7.25%, 9/15/2025 (e)	2,715,000	2,362,050
Qwest Services Corp.:
6.95%, 6/30/2010	1,950,000	1,917,337
144A, 13.5%, 12/15/2010	2,380,000	2,766,750
144A, 14.0%, 12/15/2014	1,553,000	1,851,953
Rural Cellular Corp., 9.875%, 2/1/2010	1,020,000	1,012,350
SBA Telecom, Inc., Step-up Coupon, 0% to 12/15/2007, 9.75% to 12/15/2001	1,110,000	821,400
Triton PCS, Inc., 8.5%, 6/1/2013 (e)	415,000	392,175
Ubiquitel Operating Co., 144A, 9.875%, 3/1/2011	1,310,000	1,310,000
US Unwired, Inc., 144A, 10.0%, 6/15/2012	1,005,000	1,015,050
Western Wireless Corp., 9.25%, 7/15/2013 (e)	150,000	154,500
		37,627,302
Utilities 4.8%
AES Corp., 144A, 8.75%, 5/15/2013	185,000	198,181
Calpine Corp., 144A, 8.5%, 7/15/2010** (e)	4,415,000	3,653,412
CMS Energy Corp.:
7.5%, 1/15/2009	1,790,000	1,781,050
144A, 7.75%, 8/1/2010 (e)	185,000	184,075
8.5%, 4/15/2011 (e)	2,235,000	2,279,700
DPL, Inc., 6.875%, 9/1/2011 (e)	2,860,000	2,881,450
First Energy Corp., 7.375%, 11/15/2031	360,000	375,222
Illinova Corp., 11.5%, 12/15/2010	2,305,000	2,725,663
NRG Energy, Inc., 144A, 8.0%, 12/15/2013	4,395,000	4,438,950
PG&E Corp., 144A, 6.875%, 7/15/2008	1,220,000	1,274,900
Sensus Metering Systems, 144A, 8.625%, 12/15/2013	620,000	595,200
TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010	1,370,000	1,417,950
		21,805,753
Total Corporate Bonds (Cost $303,471,533)		297,228,294

Asset Backed 0.7%
Automobile Receivables 0.1%
MMCA Automobile Trust, "B", Series 2002-2, 4.67%, 3/15/2010	418,761	393,635
	Principal Amount ($)(c)	Value ($)

Miscellaneous 0.6%
Golden Tree High Yield Opportunities LP, "D1", Series 1, 13.054%, 10/31/2007	2,500,000	2,581,250
Total Asset Backed (Cost $2,883,166)		2,974,885

Foreign Bonds - US$ Denominated 15.4%
Abitibi-Consolidated, Inc., 144A, 5.02%, 6/15/2011	635,000	636,588
Alestra SA de RL de CV, 8.0%, 6/30/2010	1,355,000	1,084,000
Antenna TV SA, 9.0%, 8/1/2007	626,000	633,043
Avecia Group PLC, 11.0%, 7/1/2009	2,455,000	1,865,800
Axtel SA, 144A, 11.0%, 12/15/2013	1,235,000	1,170,163
BCP Caylux Holdings Luxembourg SCA, 144A, 9.625%, 6/15/2014 (e)	1,875,000	1,942,969
Biovail Corp., 7.875%, 4/1/2010 (e)	1,695,000	1,673,812
Cascades, Inc., 7.25%, 2/15/2013	1,250,000	1,243,750
Citigroup (JSC Severstal), 144A, 9.25%, 4/19/2014	1,310,000	1,159,350
Conproca SA de CV, 12.0%, 6/16/2010	820,000	1,016,800
Corp Durango SA, 144A, 13.75%, 7/15/2009*	1,435,000	717,500
Corporacion Durango SA, 13.125%, 8/1/2006* (e)	350,000	175,000
CP Ships Ltd., 10.375%, 7/15/2012	1,145,000	1,308,162
Crown Euro Holdings SA, 10.875%, 3/1/2013 (e)	1,525,000	1,738,500
Eircom Funding, 8.25%, 8/15/2013	975,000	1,014,000
Empresa Brasileira de Telecom SA, 144A, 11.0%, 12/15/2008	960,000	1,034,400
Esprit Telecom Group PLC:
10.875%, 6/15/2008*	800,000	80
11.5%, 12/15/2007*	1,625,000	163
Fage Dairy Industry SA, 9.0%, 2/1/2007	2,873,000	2,916,095
Federative Republic of Brazil:
C Bond, 8.0%, 4/15/2014	293,193	267,538
8.875%, 4/15/2024 (e)	475,000	387,125
Gaz Capital SA, 144A, 8.625%, 4/28/2034 (e)	815,000	789,531
Gazprom OAO, 144A, 9.625%, 3/1/2013	1,365,000	1,404,244
Grupo Iusacell SA de CV, Series B, 0.00%, 7/15/2004*	240,000	124,800
Inmarsat Finance PLC, 144A, 7.625%, 6/30/2012	1,420,000	1,373,850
Innova S. de R.L., 9.375%, 9/19/2013 (e)	1,290,000	1,351,275
INTELSAT, 6.5%, 11/1/2013	480,000	424,047
Jefra Cosmetics International, Inc., 10.75%, 5/15/2011	1,245,000	1,388,175
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014	1,235,000	1,268,963
LeGrand SA, 8.5%, 2/15/2025	1,280,000	1,318,400
Luscar Coal Ltd., 9.75%, 10/15/2011	1,085,000	1,220,625
Millicom International Cellular SA, 144A, 10.0%, 12/1/2013	1,020,000	1,035,300
Mizuho Financial Group, 8.375%, 12/29/2049	610,000	628,300
Mobifon Holdings BV, 12.5%, 7/31/2010 (e)	1,359,000	1,549,260
	Principal Amount ($)(c)	Value ($)

Mobile Telesystems Financial, 144A, 8.375%, 10/14/2010	840,000	791,700
New ASAT (Finance) Ltd., 144A, 9.25%, 2/1/2011	1,290,000	1,277,100
Nortel Networks Corp., 6.875%, 9/1/2023 (e)	800,000	708,000
Nortel Networks Ltd., 6.125%, 2/15/2006 (e)	3,625,000	3,643,125
Petroleum Geo-Services ASA, 10.0%, 11/5/2010	3,377,066	3,495,263
Republic of Argentina:
11.375%, 3/15/2010*	1,980,000	584,100
11.375%, 1/30/2017*	775,000	224,750
11.75%, 4/7/2009*	500,000	142,500
11.75%, 6/15/2015*	400,000	118,000
Series 2031, 12.0%, 6/19/2031*	376,300	99,719
12.375%, 2/21/2012*	1,320,000	392,700
Republic of Turkey:
11.0%, 1/14/2013	375,000	408,750
11.5%, 1/23/2012	170,000	190,400
Republic of Uruguay:
7.5%, 3/15/2015	300,000	220,500
7.875%, 1/15/2033	300,000	190,500
Republic of Venezuela:
5.375%, 8/7/2010	565,000	449,175
9.25%, 9/15/2027 (e)	55,000	46,475
Rhodia SA:
144A, 7.625%, 6/1/2010 (e)	1,510,000	1,366,550
144A, 10.25%, 6/1/2010 (e)	515,000	520,150
Rogers Wireless Communications, Inc., 144A, 6.375%, 3/1/2014	405,000	372,600
Shaw Communications, Inc.:
Series B, 7.25%, 4/6/2011 (e)	1,300,000	1,349,035
8.25%, 4/11/2010 (e)	860,000	935,253
Sistema Capital SA, 144A, 8.875%, 1/28/2011	745,000	722,650
Stena AB, 9.625%, 12/1/2012	290,000	321,900
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014	3,200,000	2,032,000
Tembec Industries, Inc., 8.5%, 2/1/2011 (e)	3,870,000	3,908,700
TFM SA de CV:
10.25%, 6/15/2007	2,135,000	2,113,650
Step-up Coupon, 11.75% to 6/15/2009	1,505,000	1,467,375
12.5%, 6/15/2012	1,411,000	1,502,715
United Mexican States:
5.875%, 1/15/2014 (e)	375,000	360,375
6.625%, 3/3/2015 (e)	240,000	238,200
Vicap SA, 11.375%, 5/15/2007	790,000	774,200
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013	960,000	880,800
Vivendi Universal SA, Series B, 9.25%, 4/15/2010	2,220,000	2,623,929
Total Foreign Bonds - US$ Denominated (Cost $73,842,909)		70,334,447

Foreign Bonds - Non US$ Denominated 1.3%
Cablecom Luxembourg SCA, 9.375%, 4/15/2014 EUR	675,000	806,368
	Principal Amount ($)(c)	Value ($)

Huntsman International LLC, 10.125%, 7/1/2009 EUR	1,400,000	1,689,533
Ispat Europe Group SA, 11.875%, 2/1/2011 EUR	2,005,000	2,651,842
Republic of Argentina:
10.0%, 2/26/2008* EUR	775,000	240,905
10.25%, 2/6/2049* EUR	956,116	279,722
10.5%, 11/29/2049* EUR	465,276	144,629
11.0%, 2/26/2008* EUR	560,000	174,073
11.25%, 4/10/2006* EUR	273,541	87,530
12.0%, 9/19/2016* EUR	35,790	11,562
Total Foreign Bonds - Non US$ Denominated (Cost $5,472,286)		6,086,164

Convertible Bonds 0.3%
DIMON, Inc., 6.25%, 3/31/2007	1,370,000	1,260,400
HIH Capital Ltd.:
144A, 7.5%, 9/25/2006	75,000	65,625
144A, 7.5%, 9/25/2006	280,000	249,200
Total Convertible Bonds (Cost $1,575,294)		1,575,225

	Shares	Value ($)

Common Stocks 0.0%
Catalina Restaurant Group, Inc.*	3,870	6,192
IMPSAT Fiber Networks, Inc.*	33,652	220,421
Total Common Stocks (Cost $1,938,197)		226,613

Warrants 0.0%
DeCrane Aircraft Holdings, Inc., 144A	1,350	13
Destia Communications, Inc., 144A	1,260	0
Empire Gas Corp.	2,070	0
	Shares	Value ($)

Hayes Lemmerz International, Inc.	1,690	2,704
UIH Australia Pacific, Inc., 144A	750	0
Total Warrants (Cost $182)		2,717

Preferred Stock 0.6%
Paxson Communications Corp., 14.25% (PIK) (e)	212	1,857,650
TNP Enterprises, Inc., 14.5%, "D"	8,251	924,103
Total Preferred Stock (Cost $2,823,080)		2,781,753

Convertible Preferred Stocks 0.4%
Hercules Trust II (Cost $1,430,769)	2,235	1,676,250

	Units	Value ($)

Other 0.0%
SpinCycle, Inc.*	9,913	56,008
SpinCycle, Inc., "F"*	69	390
Total Other (Cost $25,690)		56,398

	Shares	Value ($)

Securities Lending Collateral 14.8%
Daily Assets Fund Institutional, 1.15% (d) (f) (Cost $67,819,950)	67,819,950	67,819,950

Cash Equivalents 1.5%
Scudder Cash Management QP Trust, 1.20% (b) (Cost $6,924,676)	6,924,676	6,924,676
Total Investment Portfolio - 100.0% (Cost $468,207,732) (a)		457,687,372

Notes to Scudder High Income Portfolio of Investments

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2004.
(a) The cost for federal income tax purposes was $468,225,098. At June 30, 2004, net unrealized depreciation for all securities based on tax cost was $10,516,368. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,760,410 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $18,276,778.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Principal amount stated in US dollars unless otherwise noted.
(d) Daily Assets Fund Institutional, an affiliated fund, is also managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(e) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2004, amounted to $66,510,278, which is 16.8% of total net assets.
(f) Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Currency Abbreviation
EUR	Euro

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $393,463,106)	$ 382,942,746
Investment in Daily Assets Fund Institutional (cost $67,819,950)*	67,819,950
Investment in Scudder Cash Management QP Trust (cost $6,924,676)	6,924,676
Total investments in securities, at value (cost $468,207,732)	457,687,372
Cash	10,000
Receivable for investments sold	8,524,146
Dividends receivable	36,319
Interest receivable	8,093,966
Receivable for Portfolio shares sold	199,286
Unrealized appreciation on forward foreign currency exchange contracts	35,353
Other assets	29,408
Total assets	474,615,850
Liabilities
Payable upon return of securities loaned	67,819,950
Payable for investments purchased	10,227,243
Payable for Portfolio shares redeemed	216,754
Unrealized depreciation on forward foreign currency exchange contracts	2,524
Accrued management fee	198,937
Other accrued expenses and payables	133,177
Total liabilities	78,598,585
Net assets, at value	$ 396,017,265
Net Assets
Net assets consist of: Undistributed net investment income	17,147,725
Net unrealized appreciation (depreciation) on: Investments	(10,520,360)
Foreign currency related transactions	53,574
Accumulated net realized gain (loss)	(120,891,045)
Paid-in capital	510,227,371
Net assets, at value	$ 396,017,265
Class A Net Asset Value, offering and redemption price per share ($348,994,106 / 43,955,653 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.94
Class B Net Asset Value, offering and redemption price per share ($47,023,159 / 5,917,927 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.95

* Represents collateral on securities loaned.
Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Income: Dividends	$ 352,401
Interest	18,360,762
Interest - Scudder Cash Management QP Trust	38,348
Securities lending income	34,469
Total Income	18,785,980
Expenses: Management fee	1,279,394
Custodian fees	33,988
Distribution service fees (Class B)	51,789
Record keeping fees (Class B)	28,543
Auditing	26,300
Trustees' fees and expenses	1,607
Reports to shareholders	86,400
Other	8,444
Total expenses, before expense reductions	1,516,465
Expense reductions	(2,479)
Total expenses, after expense reductions	1,513,986
Net investment income	17,271,994
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	1,332,452
Foreign currency related transactions	16,258
1,348,710
Net unrealized appreciation (depreciation) during the period on: Investments	(11,840,013)
Foreign currency related transactions	201,512
(11,638,501)
Net gain (loss) on investment transactions	(10,289,791)
Net increase (decrease) in net assets resulting from operations	$ 6,982,203

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income	$ 17,271,994	$ 33,045,620
Net realized gain (loss) on investment transactions	1,348,710	(3,182,002)
Net unrealized appreciation (depreciation) on investment transactions during the period	(11,638,501)	53,500,177
Net increase (decrease) in net assets resulting from operations	6,982,203	83,363,795
Distributions to shareholders from: Net investment income Class A	(29,352,659)	(29,871,076)
Class B	(3,056,845)	(462,410)
Portfolio share transactions: Class A Proceeds from shares sold	21,076,905	120,856,182
Reinvestment of distributions	29,352,659	29,871,076
Cost of shares redeemed	(91,170,794)	(117,016,053)
Net increase (decrease) in net assets from Class A share transactions	(40,741,230)	33,711,205
Class B Proceeds from shares sold	28,461,992	36,410,776
Reinvestment of distributions	3,056,845	462,410
Cost of shares redeemed	(19,254,223)	(3,751,439)
Net increase (decrease) in net assets from Class B share transactions	12,264,614	33,121,747
Increase (decrease) in net assets	(53,903,917)	119,863,261
Net assets at beginning of period	449,921,182	330,057,921
Net assets at end of period (including undistributed net investment income of $17,147,725 and $32,285,235, respectively)	$ 396,017,265	$ 449,921,182
Other Information
Class A Shares outstanding at beginning of period	48,977,744	44,487,776
Shares sold	2,582,473	15,606,467
Shares issued to shareholders in reinvestment of distributions	3,696,808	4,207,191
Shares redeemed	(11,301,372)	(15,323,690)
Net increase (decrease) in Portfolio shares	(5,022,091)	4,489,968
Shares outstanding at end of period	43,955,653	48,977,744
Class B Shares outstanding at beginning of period	4,421,727	136,396
Shares sold	3,444,694	4,693,294
Shares issued to shareholders in reinvestment of distributions	384,026	65,037
Shares redeemed	(2,332,520)	(473,000)
Net increase (decrease) in Portfolio shares	1,496,200	4,285,331
Shares outstanding at end of period	5,917,927	4,421,727

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2004[a]	2003	2002	2001[b]	2000[c]	1999[c]
Selected Per Share Data
Net asset value, beginning of period	$ 8.43	$ 7.40	$ 8.13	$ 9.16	$ 11.46	$ 12.27
Income (loss) from investment operations: Net investment income[d]	.33	.67	.75	.84	1.14	1.22
Net realized and unrealized gain (loss) on investment transactions	(.19)	1.03	(.74)	(.59)	(2.04)	(.93)
Total from investment operations	.14	1.70	.01	.25	(.90)	.29
Less distributions from: Net investment income	(.63)	(.67)	(.74)	(1.28)	(1.40)	(1.10)
Net asset value, end of period	$ 7.94	$ 8.43	$ 7.40	$ 8.13	$ 9.16	$ 11.46
Total Return (%)	1.66**	24.62	(.30)	2.63	(8.68)	2.15
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	349	413	329	335	309	396
Ratio of expenses (%)	.67*	.67	.66	.70	.68	.67
Ratio of net investment income (%)	8.14*	8.62	10.07	9.89	11.23	10.40
Portfolio turnover rate (%)	173*	165	138	77	54	42

a For the six months ended June 30, 2004 (Unaudited).
b As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.08, increase net realized and unrealized gains and losses per share by $.08 and decrease the ratio of net investment income to average net assets from 10.74% to 9.89%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
c On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Per share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly (see Notes to Financial Statements).
d Based on average shares outstanding during the period.
* Annualized ** Not annualized

Class B

Years Ended December 31,	2004[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 8.41	$ 7.39	$ 7.21
Income (loss) from investment operations: Net investment income[c]	.32	.64	.31
Net realized and unrealized gain (loss) on investment transactions	(.18)	1.03	(.13)
Total from investment operations	.14	1.67	.18
Less distributions from: Net investment income	(.60)	(.65)	-
Net asset value, end of period	$ 7.95	$ 8.41	$ 7.39
Total Return (%)	1.60**	24.14	2.50**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	47	37	1
Ratio of expenses (%)	1.06*	1.06	.92*
Ratio of net investment income (%)	7.75*	8.23	8.78*
Portfolio turnover rate (%)	173*	165	138

a For the six months ended June 30, 2004 (Unaudited).
b For the period July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
* Annualized ** Not annualized

Management Summary June 30, 2004

Scudder International Select Equity Portfolio

Overseas stock markets produced a modest gain in the first half of the year, as the benefits of improving economic growth and stronger corporate earnings outweighed concerns about rising US interest rates and China's efforts to restrain growth. For the six-month period ended June 30, 2004, the portfolio's Class A shares produced a positive absolute return of 2.06% (unadjusted for contract charges), but lagged the 3.98% return of the MSCI EAFE + EMF Index. Detractors from performance included holdings in industrials, financials and UK media stocks. Helping performance was strong stock selection in Japan, consumer staples and health care.

Despite the recent downturn in the global equity markets, our fundamental view is that the underpinnings of the world economy remain strong. With the exception of Europe, all regions continue to generate robust economic growth. We believe continued growth will have the most significant benefit in Asia, which is offering increasingly fertile ground for investment ideas due to its wealth of growth opportunities and the fact that companies have higher levels of free cash flow than they have for many years. We are therefore maintaining positions in financials and real estate companies in the region. We are less enthusiastic on Europe, where growth remains relatively anaemic. The portfolio's holdings in Europe are focused on companies we believe to be faster-growing, globally competitive companies that are improving their profit margins and taking steps to reduce debt and/or streamline their operations. Looking ahead, we intend to take advantage of broad sell-offs in the global markets to add to the portfolio's positions in companies in which we have the highest level of conviction.

Alex Tedder

Lead Portfolio Manager

Clare Gray
Matthias Knerr
Sangita Uberoi

Co-Managers
Deutsche Asset Management Investment Services Ltd., Subadvisor to the Portfolio

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. Please see scudder.com for the product's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Information concerning the portfolio holdings of the portfolio as of month-end is available upon request on the 16th of the following month.

Risk Considerations

This portfolio is subject to stock market risk, meaning stocks in the portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Additionally, investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation, political and economic changes and market risks. This may result in greater share price volatility. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

The MSCI EAFE + EMF Index (Morgan Stanley Capital International Europe, Australasia, Far East + Emerging Markets Free Index) is an unmanaged index generally accepted as a benchmark for major overseas markets plus emerging markets. Index returns assume reinvestment of all distributions and do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of June 30, 2004, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Investment Portfolio June 30, 2004 (Unaudited)

Scudder International Select Equity Portfolio

	Shares	Value ($)

Common Stocks 93.2%
Australia 1.9%
Telstra Corp., Ltd. (Cost $3,606,816)	1,033,500	3,623,619
China 1.9%
PetroChina Co., Ltd. "H" (Cost $3,889,292)	8,031,770	3,707,090
France 5.4%
Credit Agricole SA	163,909	3,996,099
Total SA	33,461	6,391,626
(Cost $7,561,026)		10,387,725
Germany 9.8%
Adidas-Salomon AG	30,200	3,612,536
E.ON AG	65,400	4,727,547
Hypo Real Estate Holdings AG*	62,600	1,839,819
Metro AG (d)	75,463	3,583,905
SAP AG	5,600	930,165
Siemens AG	55,800	4,020,672
(Cost $14,859,193)		18,714,644
Greece 3.9%
Alpha Bank AE	148,100	3,776,767
Public Power Corp.	150,800	3,584,589
(Cost $7,779,675)		7,361,356
Hong Kong 1.7%
Wharf Holdings Ltd. (Cost $3,299,586)	1,170,421	3,331,305
Ireland 1.9%
CRH PLC (Cost $2,786,130)	174,458	3,691,850
Italy 2.8%
Eni SpA (d) (Cost $4,061,818)	271,560	5,402,433
Japan 19.5%
Canon, Inc.	84,700	4,474,893
Dai Nippon Printing Co., Ltd.	199,000	3,186,999
Daito Trust Construction Co., Ltd.	99,500	3,839,757
Hoya Corp.	34,000	3,567,602
Kirin Brewery Co., Ltd.	373,500	3,702,913
Mitsubishi Corp.	417,000	4,061,377
Mizuho Financial Group, Inc.	975	4,434,465
Nomura Holdings, Inc.	246,600	3,659,292
Toyota Motor Corp.	156,300	6,347,646
(Cost $26,452,493)		37,274,944
Korea 4.2%
POSCO (ADR)	98,900	3,314,139
Samsung Electronics Co., Ltd. (GDR), 144A	22,800	4,691,100
(Cost $8,507,218)		8,005,239
Netherlands 4.8%
ING Groep NV (d)	229,918	5,437,236
TPG NV	166,300	3,807,074
(Cost $8,613,526)		9,244,310
	Shares	Value ($)

Singapore 1.9%
DBS Group Holdings Ltd. (Cost $3,608,638)	424,315	3,556,126
Spain 4.2%
Indra Sistemas SA (d)	271,200	3,464,611
Telefonica SA	306,630	4,541,448
(Cost $6,871,030)		8,006,059
Sweden 1.0%
Telefonaktiebolaget LM Ericsson "B"* (Cost $1,702,994)	629,800	1,859,424
Switzerland 10.3%
Credit Suisse Group	100,700	3,584,203
Nestle SA (Registered)	20,766	5,547,566
Roche Holding AG	50,880	5,046,287
UBS AG (Registered)	76,490	5,399,114
(Cost $16,884,400)		19,577,170
Taiwan 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (Cost $2,118,991)	246,997	2,052,549
United Kingdom 16.9%
BHP Billiton PLC	415,450	3,613,259
EMAP PLC	155,900	2,096,893
GlaxoSmithKline PLC	334,600	6,787,166
Kingfisher PLC	723,786	3,765,772
Royal Bank of Scotland Group PLC	147,707	4,263,340
Smith & Nephew PLC	333,756	3,600,378
Trinity Mirror PLC	302,293	3,571,411
Vodafone Group PLC	2,043,121	4,484,144
(Cost $27,261,259)		32,182,363
Total Common Stocks (Cost $149,864,085)		177,978,206

Preferred Stock 1.9%
Germany
Henkel KGaA (Cost $2,856,192)	43,091	3,686,408

Securities Lending Collateral 4.5%
Daily Assets Fund Institutional, 1.15% (c) (e) (Cost $8,551,498)	8,551,498	8,551,498

Cash Equivalents 0.4%
Scudder Cash Management QP Trust, 1.20% (b) (Cost $683,011)	683,011	683,011
Total Investment Portfolio - 100.0% (Cost $161,954,786) (a)		190,899,123

At June 30, 2004, the Scudder International Select Equity Portfolio had the following industry diversification:
Industry	Value	Percent
Financials	$ 43,277,766	22.7%
Consumer Discretionary	26,817,919	14.0%
Industrials	19,767,222	10.3%
Information Technology	16,349,243	8.6%
Energy	15,501,149	8.1%
Health Care	15,433,832	8.1%
Consumer Staples	12,936,887	6.8%
Telecommunication Services	12,649,211	6.6%
Materials	10,619,248	5.6%
Utilities	8,312,137	4.3%
Total Common and Preferred Stocks	181,664,614	95.1%
Cash Equivalents	683,011	0.4%
Securities lending Collateral	8,551,498	4.5%
Total Investment Portfolio	$ 190,899,123	100.0%

Notes to Scudder International Select Equity Portfolio of Investments

* Non-income producing security.
(a) The cost for federal income tax purposes was $162,713,258. At June 30, 2004, net unrealized appreciation for all securities based on tax cost was $28,185,865. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $30,604,596 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,418,731.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Daily Assets Fund Institutional, an affiliated fund, is also managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2004 amounted to $8,211,391, which is 4.5% of total net assets.
(e) Represents collateral held in connection with securities lending.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $152,720,277)	$ 181,664,614
Investment in Daily Assets Fund Institutional* (cost $8,551,498)	8,551,498
Investment in Scudder Cash Management QP Trust (cost $683,011)	683,011
Total investments in securities, at value (cost $161,954,786)	190,899,123
Foreign currency, at value (cost $387,702)	387,960
Dividends receivable	478,253
Interest receivable	48,285
Receivable for Portfolio shares sold	290,593
Foreign taxes recoverable	250,017
Total assets	192,354,231
Liabilities
Due to custodian bank	32,574
Payable for investments purchased	1,516,980
Payable for Portfolio shares redeemed	116,034
Payable upon return of securities loaned	8,551,498
Accrued management fee	129,259
Other accrued expenses and payables	71,034
Total liabilities	10,417,379
Net assets, at value	$ 181,936,852
Net Assets
Net assets consist of: Undistributed net investment income	1,706,495
Net unrealized appreciation (depreciation) on: Investments	28,944,337
Foreign currency related transactions	47,598
Accumulated net realized gain (loss)	(55,930,277)
Paid-in capital	207,168,699
Net assets, at value	$ 181,936,852
Class A Net Asset Value, offering and redemption price per share ($149,101,617 / 14,501,151 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.28
Class B Net Asset Value, offering and redemption price per share ($32,835,235 / 3,197,230 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.27

Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $309,886)	$ 2,477,433
Interest - Scudder Cash Management QP Trust	19,914
Securities lending income	106,580
Total Income	2,603,927
Expenses: Management fee	654,964
Custodian fees	66,650
Distribution service fees (Class B)	30,314
Record keeping fees (Class B)	16,493
Auditing	24,605
Legal	4,855
Trustees' fees and expenses	7,974
Reports to shareholders	6,675
Other	5,866
Total expenses, before expense reduction	818,396
Expense reduction	(508)
Total expenses, after expense reduction	817,888
Net investment income (loss)	1,786,039
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	4,485,718
Foreign currency related transactions	63,366
4,549,084
Net unrealized appreciation (depreciation) during the period on: Investments	(3,001,243)
Foreign currency related transactions	(57,138)
(3,058,381)
Net gain (loss) on investment transactions	1,490,703
Net increase (decrease) in net assets resulting from operations	$ 3,276,742

The accompanying notes are an integral part of the financial statements.

* Represents collateral on securities loaned.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income (loss)	$ 1,786,039	$ 1,470,136
Net realized gain (loss) on investment transactions	4,549,084	(2,277,480)
Net unrealized appreciation (depreciation) on investment transactions during the period	(3,058,381)	36,999,340
Net increase (decrease) in net assets resulting from operations	3,276,742	36,191,996
Distributions to shareholders from: Net investment income Class A	(1,616,136)	(1,518,587)
Class B	(162,336)	(31,424)
Portfolio share transactions: Class A Proceeds from shares sold	19,806,318	34,706,923
Reinvestment of distributions	1,616,136	1,518,587
Cost of shares redeemed	(20,289,121)	(40,601,242)
Net increase (decrease) in net assets from Class A share transactions	1,133,333	(4,375,732)
Class B Proceeds from shares sold	16,871,313	16,228,216
Reinvestment of distributions	162,336	31,424
Cost of shares redeemed	(2,234,113)	(2,025,107)
Net increase (decrease) in net assets from Class B share transactions	14,799,536	14,234,533
Increase (decrease) in net assets	17,431,139	44,500,786
Net assets at beginning of period	164,505,713	120,004,927
Net assets at end of period (including undistributed net investment income of $1,706,495 and $1,698,928, respectively)	$ 181,936,852	$ 164,505,713
Other Information
Class A Shares outstanding at beginning of period	14,404,846	15,029,877
Shares sold	1,892,360	4,153,733
Shares issued to shareholders in reinvestment of distributions	154,506	216,015
Shares redeemed	(1,950,561)	(4,994,779)
Net increase (decrease) in Portfolio shares	96,305	(625,031)
Shares outstanding at end of period	14,501,151	14,404,846
Class B Shares outstanding at beginning of period	1,760,419	48,435
Shares sold	1,633,327	1,925,484
Shares issued to shareholders in reinvestment of distributions	15,520	4,470
Shares redeemed	(212,036)	(217,970)
Net increase (decrease) in Portfolio shares	1,436,811	1,711,984
Shares outstanding at end of period	3,197,230	1,760,419

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2004[a]	2003	2002	2001	2000[b]	1999[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.18	$ 7.96	$ 9.24	$ 14.73	$ 21.45	$ 17.00
Income (loss) from investment operations: Net investment income (loss)[c]	.11	.10	.12	.05	.08	.07
Net realized and unrealized gain (loss) on investment transactions	.10	2.23	(1.36)	(3.46)	(3.90)	6.73
Total from investment operations	.21	2.33	(1.24)	(3.41)	(3.82)	6.80
Less distributions from: Net investment income	(.11)	(.11)	(.04)	(.10)	-	(.20)
Net realized gains on investment transactions	-	-	-	(1.98)	(2.90)	(2.15)
Total distributions	(.11)	(.11)	(.04)	(2.08)	(2.90)	(2.35)
Net asset value, end of period	$ 10.28	$ 10.18	$ 7.96	$ 9.24	$ 14.73	$ 21.45
Total Return (%)	2.06**	29.83	(13.48)	(24.43)	(20.49)	45.71
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	149	147	120	121	179	252
Ratio of expenses (%)	.89*	.94	.85	.92	.84	.94
Ratio of net investment income (loss) (%)	2.07*	1.17	1.46	.44	.47	.40
Portfolio turnover rate (%)	99*	139	190	145	87	136

a For the six months ended June 30, 2004 (Unaudited).
b On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Per share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
c Based on average shares outstanding during the period.
* Annualized
** Not annualized

Class B

Years Ended December 31,	2004[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.15	$ 7.94	$ 8.98
Income (loss) from investment operations: Net investment income (loss)[c]	.10	.06	.02
Net realized and unrealized gain (loss) on investment transactions	.09	2.24	(1.06)
Total from investment operations	.19	2.30	(1.04)
Less distributions from: Net investment income	(.07)	(.09)	-
Total distributions	(.07)	(.09)	-
Net asset value, end of period	$ 10.27	$ 10.15	$ 7.94
Total Return (%)	1.87**	29.42	(11.58)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	33	18.4
Ratio of expenses (%)	1.28*	1.33	1.11*
Ratio of net investment income (loss) (%)	1.68*	.78	.54*
Portfolio turnover rate (%)	99*	139	190

a For the six months ended June 30, 2004 (Unaudited).
b For the period July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
* Annualized
** Not annualized

Management Summary June 30, 2004

Scudder Large Cap Value Portfolio

In April, Scudder Contrarian Portfolio was renamed Scudder Large Cap Value Portfolio to better reflect its primary investment in large-company value stocks. Scudder Large Cap Value Portfolio Class A shares gained 2.54% (unadjusted for contract charges), underperforming the 3.94% total return of the portfolio's benchmark, the Russell 1000 Value Index, for the six months ended June 30, 2004.

The portfolio slipped during the first quarter, due to investor bias toward lower-quality, higher-risk and smaller-capitalization stocks. Increased interest rates and geopolitical concerns further hampered performance by prompting investors to turn away from the economically sensitive industries in which the portfolio was more heavily invested. During the second quarter, the market improved relative to the managers' approach. Also, an overweight position in health care (which benefited by being more traditionally defensive) and an underweight in financials (hit hard by increased interest rates) helped the portfolio outperform the benchmark for the period.

Contributing most were underweight positions in consumer discretionary and consumer staples stocks, which suffered during the first quarter's defensive rotation. The portfolio also benefited from positioning in industrial stocks, several of which posted solid gains, including Honeywell International, Inc. Detracting most were issue-specific disappointments within technology, including losses in Intel Corp. and Nokia Oyj. An underweight in energy also kept the portfolio from fully participating in that sector's continued strong run.

The managers continue to maintain a modest cyclical tilt and to emphasize high-quality stocks with lower valuations and higher earnings, dividend growth rates and yields than the market average.

Thomas F. Sassi
Lead Manager

Steve Scrudato
Manager

Deutsche Investment Management Americas Inc.

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. Please see scudder.com for the product's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Information concerning the portfolio holdings of the portfolio as of month-end is available upon request on the 16th of the following month.

Risk Considerations

The portfolio is subject to stock market risk. It focuses its investments on certain economic sectors, thereby increasing its vulnerability to any single economic, political or regulatory development. This may result in greater share price volatility. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

Russell 1000 Value Index is an unmanaged index, which consists of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted-growth values. Index returns assume reinvestment of all distributions and do not reflect fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of June 30, 2004, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Investment Portfolio June 30, 2004 (Unaudited)

Scudder Large Cap Value Portfolio

	Shares	Value ($)

Common Stocks 97.3%
Consumer Discretionary 5.8%
Hotels Restaurants & Leisure 0.9%
McDonald's Corp.	108,400	2,818,400
Multiline Retail 1.2%
Family Dollar Stores, Inc.	72,700	2,211,534
Federated Department Stores, Inc.	30,600	1,502,460
		3,713,994
Specialty Retail 3.7%
Limited Brands	368,500	6,890,950
Sherwin-Williams Co.	99,000	4,113,450
		11,004,400
Consumer Staples 6.8%
Food Products 4.7%
ConAgra Foods, Inc.	180,500	4,887,940
General Mills, Inc.	91,100	4,329,983
Sara Lee Corp.	214,200	4,924,458
		14,142,381
Household Products 2.1%
Colgate-Palmolive Co.	56,900	3,325,805
Kimberly-Clark Corp.	46,400	3,056,832
		6,382,637
Energy 7.0%
Oil & Gas
BP PLC (ADR)	61,344	3,286,198
ChevronTexaco Corp.	33,400	3,143,274
ConocoPhillips	52,600	4,012,854
ExxonMobil Corp.	184,000	8,171,440
Royal Dutch Petroleum Co. (NY Shares)	44,200	2,283,814
		20,897,580
Financials 30.6%
Banks 16.8%
AmSouth Bancorp.	229,300	5,840,271
Bank of America Corp.	114,613	9,698,552
BB&T Corp.	125,200	4,628,644
First Horizon National Corp.	51,300	2,332,611
National City Corp.	133,500	4,673,835
PNC Financial Services Group	144,200	7,654,136
SunTrust Banks, Inc.	51,400	3,340,486
US Bancorp.	222,000	6,118,320
Wachovia Corp.	139,500	6,207,750
		50,494,605
Capital Markets 3.9%
Bear Stearns Companies, Inc.	41,900	3,532,589
Merrill Lynch & Co., Inc.	96,700	5,219,866
Morgan Stanley	55,000	2,902,350
		11,654,805
Diversified Financial Services 8.3%
Citigroup, Inc.	188,000	8,742,000
Fannie Mae	44,000	3,139,840
	Shares	Value ($)

Freddie Mac	44,400	2,810,520
J.P. Morgan Chase & Co.	264,700	10,262,419
		24,954,779
Insurance 1.6%
Allstate Corp.	39,800	1,852,690
American International Group, Inc.	39,400	2,808,432
		4,661,122
Health Care 15.4%
Health Care Equipment & Supplies 4.4%
Baxter International, Inc.	219,500	7,574,945
Waters Corp.*	121,000	5,781,380
		13,356,325
Pharmaceuticals 11.0%
Abbott Laboratories	116,600	4,752,616
Bristol-Myers Squibb Co.	289,900	7,102,550
Johnson & Johnson	121,100	6,745,270
Merck & Co., Inc.	107,700	5,115,750
Pfizer, Inc.	144,300	4,946,604
Wyeth	119,000	4,303,040
		32,965,830
Industrials 10.1%
Aerospace & Defense 2.6%
Honeywell International, Inc.	165,100	6,047,613
United Technologies Corp.	17,200	1,573,456
		7,621,069
Commercial Services & Supplies 2.1%
Avery Dennison Corp.	63,900	4,090,239
Pitney Bowes, Inc.	50,400	2,230,200
		6,320,439
Electrical Equipment 1.0%
Emerson Electric Co.	48,200	3,063,110
Industrial Conglomerates 4.4%
General Electric Co.	257,200	8,333,280
Textron, Inc.	81,600	4,842,960
		13,176,240
Information Technology 13.9%
Communications Equipment 1.5%
Nokia Oyj (ADR)	295,400	4,295,116
Computers & Peripherals 3.8%
Hewlett-Packard Co.	222,097	4,686,246
International Business Machines Corp.	76,000	6,699,400
		11,385,646
IT Consulting & Services 2.0%
Automatic Data Processing, Inc.	145,200	6,080,976
Semiconductors & Semiconductor Equipment 5.1%
Applied Materials, Inc.*	226,200	4,438,044
Intel Corp.	262,700	7,250,520
Texas Instruments, Inc.	150,400	3,636,672
		15,325,236
	Shares	Value ($)

Software 1.5%
Microsoft Corp.	158,600	4,529,616
Materials 6.3%
Chemicals 2.3%
Air Products & Chemicals, Inc.	97,400	5,108,630
Dow Chemical Co.	45,100	1,835,570
		6,944,200
Containers & Packaging 2.2%
Sonoco Products Co.	259,200	6,609,600
Metals & Mining 1.8%
Alcoa, Inc.	162,800	5,377,284
Telecommunication Services 1.1%
Diversified Telecommunication Services
SBC Communications, Inc.	130,700	3,169,476
	Shares	Value ($)

Utilities 0.3%
Electric Utilities
Southern Co.	27,000	787,050
Total Common Stocks (Cost $256,059,635)		291,731,916

Cash Equivalents 2.7%
Scudder Cash Management QP Trust, 1.20% (b) (Cost $8,018,889)	8,018,889	8,018,889
Total Investment Portfolio - 100.0% (Cost $264,078,524) (a)		299,750,805

Notes to Scudder Large Cap Value Portfolio of Investments

* Non-income producing security.
(a) The cost for federal income tax purposes was $265,701,291. At June 30, 2004, net realized appreciation for all securities based on tax cost was $34,049,514. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $40,470,164 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,420,650.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $256,059,635)	$ 291,731,916
Investment in Scudder Cash Management QP Trust (cost $8,018,889)	8,018,889
Total investments in securities, at value (cost $264,078,524)	299,750,805
Cash	10,000
Receivable for investments sold	671,835
Dividends receivable	488,199
Interest receivable	7,486
Receivable for Portfolio shares sold	54,094
Other assets	9,407
Total assets	300,991,826
Liabilities
Payable for Portfolio shares redeemed	126,569
Accrued management fee	193,470
Other accrued expenses and payables	60,929
Total liabilities	380,968
Net assets, at value	$ 300,610,858
Net Assets
Net assets consist of: Undistributed net investment income	$ 2,084,662
Net unrealized appreciation (depreciation) on investments	35,672,281
Accumulated net realized gain (loss)	(30,348,441)
Paid-in capital	293,202,356
Net assets, at value	$ 300,610,858
Class A Net Asset Value, offering and redemption price per share ($264,470,468 / 17,977,907 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 14.71
Class B Net Asset Value, offering and redemption price per share ($36,140,390 / 2,455,173 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 14.72

Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $15,511)	$ 3,292,691
Interest - Scudder Cash Management QP Trust	106,445
Securities lending income	7,701
Total Income	3,406,837
Expenses: Management fee	1,087,048
Custodian fees	13,244
Distribution service fees (Class B)	32,923
Record keeping fees (Class B)	17,570
Auditing	29,820
Legal	2,810
Reports to shareholders	20,084
Other	1,940
Total expenses, before expense reductions	1,205,439
Expense reductions	(785)
Total expenses, after expense reductions	1,204,654
Net investment income (loss)	2,202,183
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	9,834,619
Net unrealized appreciation (depreciation) during the period on investments	(4,761,462)
Net gain (loss) on investment transactions	5,073,157
Net increase (decrease) in net assets resulting from operations	$ 7,275,340

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income (loss)	$ 2,202,183	$ 4,449,706
Net realized gain (loss) on investment transactions	9,834,619	(2,062,532)
Net unrealized appreciation (depreciation) on investment transactions during the period	(4,761,462)	64,744,276
Net increase (decrease) in net assets resulting from operations	7,275,340	67,131,450
Distributions to shareholders from: Net investment income Class A	(4,099,698)	(4,338,949)
Class B	(305,336)	(34,467)
Portfolio share transactions: Class A Proceeds from shares sold	13,302,105	21,484,093
Reinvestment of distributions	4,099,698	4,338,949
Cost of shares redeemed	(18,245,213)	(38,394,030)
Net increase (decrease) in net assets from Class A share transactions	(843,410)	(12,570,988)
Class B Proceeds from shares sold	18,093,115	15,038,872
Reinvestment of distributions	305,336	34,467
Cost of shares redeemed	(325,849)	(130,010)
Net increase (decrease) in net assets from Class B share transactions	18,072,602	14,943,329
Increase (decrease) in net assets	20,099,498	65,130,375
Net assets at beginning of period	280,511,360	215,380,985
Net assets at end of period (including undistributed net investment income of $2,084,662 and $4,287,513, respectively)	$ 300,610,858	$ 280,511,360
Other Information
Class A Shares outstanding at beginning of period	18,033,776	19,122,645
Shares sold	908,988	1,748,402
Shares issued to shareholders in reinvestment of distributions	282,738	417,608
Shares redeemed	(1,247,595)	(3,254,879)
Net increase (decrease) in Portfolio shares	(55,869)	(1,088,869)
Shares outstanding at end of period	17,977,907	18,033,776
Class B Shares outstanding at beginning of period	1,221,656	44,927
Shares sold	1,234,876	1,182,972
Shares issued to shareholders in reinvestment of distributions	21,029	3,314
Shares redeemed	(22,388)	(9,557)
Net increase (decrease) in Portfolio shares	1,233,517	1,176,729
Shares outstanding at end of period	2,455,173	1,221,656

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2004[a]	2003	2002	2001	2000[b]	1999[b]
Selected Per Share Data
Net asset value, beginning of period	$ 14.57	$ 11.24	$ 13.40	$ 13.40	$ 14.70	$ 17.57
Income (loss) from investment operations: Net investment income (loss)[c]	.11	.24	.23	.23	.30	.37
Net realized and unrealized gain (loss) on investment transactions	.26	3.33	(2.20)	.01	1.40	(1.94)
Total from investment operations	.37	3.57	(1.97)	.24	1.70	(1.57)
Less distributions from: Net investment income	(.23)	(.24)	(.19)	(.24)	(.40)	(.30)
Net realized gains on investment transactions	-	-	-	-	(2.60)	(1.00)
Total distributions	(.23)	(.24)	(.19)	(.24)	(3.00)	(1.30)
Net asset value, end of period	$ 14.71	$ 14.57	$ 11.24	$ 13.40	$ 13.40	$ 14.70
Total Return (%)	2.54**	32.60	(14.98)	1.87	16.13	(10.21)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	264	263	215	257	219	237
Ratio of expenses before expense reductions (%)	.79*	.80	.79	.79	.80	.81
Ratio of expenses after expense reductions (%)	.79*	.80	.79	.79	.80	.80
Ratio of net investment income (loss) (%)	1.54*	1.94	1.84	1.75	2.55	2.14
Portfolio turnover rate (%)	51*	58	84	72	56	88

a For the six months ended June 30, 2004 (Unaudited).
b On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Per share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
c Based on average shares outstanding during the period.
* Annualized ** Not annualized

Class B

Years Ended December 31,	2004[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 14.55	$ 11.23	$ 12.77
Income (loss) from investment operations: Net investment income (loss)[c]	.08	.18	.15
Net realized and unrealized gain (loss) on investment transactions	.26	3.35	(1.69)
Total from investment operations	.34	3.53	(1.54)
Less distributions from: Net investment income	(.17)	(.21)	-
Net asset value, end of period	$ 14.72	$ 14.55	$ 11.23
Total Return (%)	2.35**	32.19	(12.06)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	36	18.5
Ratio of expenses (%)	1.17*	1.19	1.04*
Ratio of net investment income (loss) (%)	1.16*	1.55	2.74*
Portfolio turnover rate (%)	51*	58	84**

a For the six months ended June 30, 2004 (Unaudited).
b For the period July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
* Annualized ** Not annualized

Management Summary June 30, 2004

Scudder Money Market Portfolio

At the start of 2004, with economic recovery beginning to gather momentum, the market's focus turned to job creation. With every monthly announcement by the government during the first quarter of 2004, investors grew more and more disappointed, as job creation remained subdued. Money market yields reacted accordingly, with the one-year LIBOR declining from 1.60% at the start of this year to 1.35% by the end of March. Then, in early April, fixed-income markets experienced a dramatic turnaround as the government reported that the economy had created more than 300,000 new jobs in March. Throughout the first half of 2004, the Federal Reserve was hinting that it would soon change its policy and shift away from an accommodative stance. The Fed finally acted during its late-June meetings, raising the federal funds rate by 25 basis points and stating that it would conduct its credit tightening program "at a pace that is likely to be measured."

For the six-month period ended June 30, 2004, the portfolio provided a total return of 0.33% (Class A shares, unadjusted for contract charges), compared with the 0.26% average return for funds in the Lipper Variable Money Market Funds category for the same period, according to Lipper Inc. The seven-day current yield for the portfolio was 0.51% as of June 30, 2004.

During the period, we pursued a "barbell" strategy, that is, we purchased longer-duration instruments with maturities of six to nine months and - increasingly - short-term securities with maturities of three months or less. We kept the shorter-term securities in the portfolio to meet liquidity needs. Toward the close of the period, we began to decrease the portfolio's average maturity slightly so that more of its securities would mature more quickly, and we could invest at higher interest rates when the Fed began to increase the federal funds rate. Going forward, we will continue our insistence on the highest credit quality within the portfolio and maintain our conservative investment strategies and standards.

A group of investment professionals is responsible for the day-to-day management of the portfolio. These investment professionals have a broad range of experience managing money market funds.

Deutsche Investment Management Americas Inc.

Performance is historical, assumes reinvestment of all dividends, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Please see scudder.com for the product's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns. The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Information concerning the portfolio holdings of the portfolio as of month-end is available upon request on the 16th of the following month.

Risk Considerations

An investment in this portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio. Please read this portfolio's prospectus for specific details regarding its investment and risk profile.

LIBOR, the London Interbank Offered Rate, is the most widely used benchmark or reference rate for short-term interest rates. LIBOR is the rate of interest at which banks borrow funds from other banks, in large volume, in the international market.

The Lipper Variable Money Market Funds category includes funds that invest in high-quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days and that intend to keep a constant net asset value. It is not possible to invest directly in a Lipper category.

Portfolio management market commentary is as of June 30, 2004, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Investment Portfolio June 30, 2004 (Unaudited)

Scudder Money Market Portfolio

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 18.2%
ABN Amro Bank NV, 1.45%, 11/17/2004	2,500,000	2,502,024
Barclays Bank PLC:
1.11%, 9/7/2004	5,000,000	5,000,275
1.21%, 10/19/2004	8,000,000	7,990,934
HBOS Treasury Service PLC, 1.12%, 8/10/2004	10,000,000	10,000,000
KBC Bank NV, 1.47%, 11/12/2004	12,000,000	11,999,540
Nationwide Building, 1.1%, 9/9/2004	15,000,000	15,000,290
Societe Generale, 1.185%, 1/4/2005	5,000,000	5,000,000
Toronto Dominion Bank, 1.25%, 12/31/2004	3,000,000	3,001,796
UniCredito Italiano SpA, 1.105%, 8/17/2004	5,000,000	5,000,032
Westdeutsche Landesbank AG, 1.41%, 9/3/2004	5,000,000	5,000,088
Total Certificates of Deposit and Bank Notes (Cost $70,494,979)		70,494,979

Commercial Paper 30.1%
Apreco LLC, 1.07%**, 7/15/2004	5,000,000	4,997,919
CC (USA), Inc., 1.1%**, 7/22/2004	2,263,000	2,261,548
GE Capital International Funding, Inc., 1.07%**, 7/1/2004	12,000,000	12,000,000
Genworth Finance, Inc., 1.1%**, 7/1/2004	5,000,000	5,000,000
Grampain Funding Ltd., 1.5%**, 11/15/2004	6,000,000	5,965,750
Irish Life and Permanent PLC, 1.18%**, 8/6/2004	12,000,000	11,985,840
K2 (USA) LLC:
1.09%*, 9/28/2004	4,500,000	4,487,874
1.1%*, 8/16/2004	12,000,000	11,983,133
Lake Constance Funding LLC:
0.01%**, 7/15/2004	3,000,000	2,998,705
1.1%**, 8/11/2004	10,000,000	9,987,472
1.25%**, 10/20/2004	4,000,000	3,984,584
Liberty Street Funding Corp., 1.26%**, 7/9/2004	18,000,000	17,994,960
Preferred Receivables Funding, 1.26%**, 7/16/2004	18,000,000	17,990,550
Sheffield Receivables Corp., 1.26%**, 7/21/2004	5,000,000	4,996,500
Total Commercial Paper (Cost $116,634,835)		116,634,835

Floating Rate Notes* 23.4%
American Honda Finance Corp., 144A, 1.29%, 10/7/2004	5,000,000	5,002,562
	Principal Amount ($)	Value ($)

Bayerische Landesbank Girozentrale, 1.26%, 8/25/2004	10,000,000	9,999,999
Canadian Imperial Bank of Commerce, 1.27%, 8/25/2004	10,000,000	10,000,227
CC (USA), Inc., 144A, 1.246%, 10/20/2004	10,000,000	9,999,698
Depfa Bank Plc, 1.27%, 6/15/2005	4,000,000	4,000,000
Dorada Finance, Inc., 144A, 1.235%, 10/20/2004	10,000,000	9,999,717
Freddie Mac, 1.1%, 10/7/2005	10,000,000	10,000,000
General Electric Capital Corp., 1.67%, 9/15/2004	5,600,000	5,602,231
IBM Corp., 1.535%, 9/10/2004	6,000,000	6,002,011
Morgan Stanley:
1.23%, 7/23/2004	5,000,000	5,000,000
1.23%, 8/27/2004	5,000,000	5,000,000
Norddeutsche Landesbank Girozentrale, 1.236%, 7/26/2004	10,000,000	9,999,898
Total Floating Rate Notes (Cost $90,606,343)		90,606,343

Short-Term Notes 4.2%
Abbott Laboratories, 5.125%, 7/1/2004	3,545,000	3,545,000
American General Finance Corp., 7.45%, 1/15/2005	7,000,000	7,232,799
AriStar, Inc., 7.375%, 9/1/2004	3,100,000	3,132,616
Chase Manhattan Corp., 6.75%, 12/1/2004	2,500,000	2,556,634
Total Fixed Rate Notes (Cost $16,467,049)		16,467,049

US Government Sponsored Agencies 3.5%
Federal Home Loan Bank, 1.5%, 3/8/2005	5,000,000	5,000,000
Federal Home Loan Mortgage Corp., 1.219%, 2/14/2005	5,000,000	5,000,000
Federal National Mortgage Association, 1.75%, 5/23/2005	3,500,000	3,500,000
Total US Government Sponsored Agencies (Cost $13,500,000)		13,500,000

US Government Agency Sponsored Pass-Thrus 1.3%
Federal Home Loan Mortgage Corp., 1.135%, 11/7/2005 (Cost $5,000,000)	5,000,000	5,000,000

Asset Backed 0.1%
Nissan Auto Receivables Owner Trust, "A1", Series 2003-C, 1.148%, 11/15/2004 (Cost $364,432)	364,488	364,432

	Principal Amount ($)	Value ($)

Government National Mortgage Association 2.6%
Government National Mortgage Association, 1.23%, 2/18/2005 (Cost $10,000,000)	10,000,000	10,000,000

Promissory Notes 2.6%
Goldman Sachs Group, Inc.:
1.31%, 9/3/2004	5,000,000	5,000,000
1.43%, 9/3/2004	5,000,000	5,000,000
Total Promissory Note (Cost $10,000,000)		10,000,000
	Principal Amount ($)	Value ($)

Repurchase Agreements 14.0%
Goldman Sachs Co., Inc., 1.6%, dated 6/30/2004, to be repurchased at $53,002,356 on 7/1/2004 (b)	53,000,000	53,000,000
State Street Bank and Trust Co., 1.35%, dated 6/30/2004, to be repurchased at $1,370,051 on 7/1/2004 (c)	1,370,000	1,370,000
Total Repurchase Agreements (Cost $54,370,000)		54,370,000
Total Investment Portfolio - 100.0% (Cost $387,437,638) (a)		387,437,638

Notes to Scudder Money Market Portfolio of Investments

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2004.
** Annualized yield at time of purchase; not a coupon rate.
(a) Cost for federal income tax purposes was $387,437,637.
(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
11,262,205	Fannie Mae	6.00	7/1/2034	11,459,857
6,863,348	Fannie Mae	5.00	5/1/2034	6,595,609
6,801,931	Fannie Mae	4.00	12/1/2033	6,008,282
7,354,410	Fannie Mae	5.50	9/1/2017	7,516,060
9,358,033	Fannie Mae	6.50	7/1/2032	9,722,529
8,261,964	Fannie Mae	6.50	10/1/2021	8,625,820
3,817,555	Fannie Mae	6.00	7/1/2034	3,884,553
				53,812,710

(c) Collateralized by a $1,400,000 US Treasury Note, 1.11% maturing on 8/5/2004 with a value of $1,398,320.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at amortized cost	$ 333,067,638
Repurchase agreements, at amortized cost	54,370,000
Total investments in securities, at amortized cost	387,437,638
Cash	9,692
Receivable for investments sold	47,940
Interest receivable	907,028
Total assets	388,402,298
Liabilities
Payable for Portfolio shares redeemed	873,098
Dividends payable	73,953
Accrued management fee	161,342
Other accrued expenses and payables	19,723
Total liabilities	1,128,116
Net assets, at value	$ 387,274,182
Net Assets
Net assets consist of: Accumulated distributions in excess of net investment income	(67,451)
Accumulated net realized gain (loss)	3,761
Paid-in capital	387,337,872
Net assets, at value	$ 387,274,182
Class A Net Asset Value, offering and redemption price per share ($322,297,596 / 322,349,220 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 1.00
Class B Net Asset Value, offering and redemption price per share ($64,976,586 / 64,985,171 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 1.00

Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Income: Interest	$ 2,213,737
Expenses: Management fee	954,656
Custodian fees	5,230
Distribution service fees (Class B)	79,095
Record keeping fees (Class B)	43,079
Auditing	6,210
Other	283
Total expenses, before expense reductions	1,088,553
Expense reductions	(1,797)
Total expenses, after expense reductions	1,086,756
Net investment income	1,126,981
Net realized gain (loss) from investments	3,761
Net increase (decrease) in net assets resulting from operations	$ 1,130,742

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income	$ 1,126,981	$ 3,494,967
Net realized gain (loss) on investment transactions	3,761	41
Net increase (decrease) in net assets resulting from operations	1,130,742	3,495,008
Distributions to shareholders from: Net investment income Class A	(1,083,208)	(3,404,574)
Class B	(86,784)	(96,426)
Portfolio share transactions: Class A Proceeds from shares sold	166,822,073	312,219,158
Reinvestment of distributions	1,114,902	3,301,598
Cost of shares redeemed	(172,090,965)	(559,028,884)
Net increase (decrease) in net assets from Class A share transactions	(4,153,990)	(243,508,128)
Class B Proceeds from shares sold	43,738,467	92,463,564
Reinvestment of distributions	93,014	87,495
Cost of shares redeemed	(45,273,468)	(28,805,563)
Net increase (decrease) in net assets from Class B share transactions	(1,441,987)	63,745,496
Increase (decrease) in net assets	(5,635,227)	(179,768,624)
Net assets at beginning of period	392,909,409	572,678,033
Net assets at end of period (including accumulated distributions in excess of net investment income of $67,451 and $24,440, respectively)	$ 387,274,182	$ 392,909,409
Other Information
Class A Shares outstanding at beginning of period	326,503,210	570,017,689
Shares sold	166,822,073	312,219,158
Shares issued to shareholders in reinvestment of distributions	1,114,902	3,301,598
Shares redeemed	(172,090,965)	(559,035,235)
Net increase (decrease) in Portfolio shares	(4,153,990)	(243,514,479)
Shares outstanding at end of period	322,349,220	326,503,210
Class B Shares outstanding at beginning of period	66,427,158	2,681,662
Shares sold	43,738,467	92,463,564
Shares issued to shareholders in reinvestment of distributions	93,014	87,495
Shares redeemed	(45,273,468)	(28,805,563)
Net increase (decrease) in Portfolio shares	(1,441,987)	63,745,496
Shares outstanding at end of period	64,985,171	66,427,158

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2004[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from investment operations: Net investment income	.003	.007	.013	.037	.059	.050
Total from investment operations	.003	.007	.013	.037	.059	.050
Less distributions from: Net investment income	(.003)	(.007)	(.013)	(.037)	(.059)	(.050)
Total distributions	(.003)	(.007)	(.013)	(.037)	(.059)	(.050)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return (%)	.33**	.72	1.35	3.75	6.10	4.84
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	322	326	570	671	279	231
Ratio of expenses (%)	.50*	.54	.54	.55	.58	.54
Ratio of net investment income (%)	.64*	.73	1.35	3.39	5.94	4.77

Class B

Years Ended December 31,	2004[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000
Income from investment operations: Net investment income	.001	.004	.007
Total from investment operations	.001	.004	.007
Less distributions from: Net investment income	(.001)	(.004)	(.007)
Total distributions	(.001)	(.004)	(.007)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000
Total Return (%)	.14**	.42	.67**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	65	66	3
Ratio of expenses before expense reductions (%)	.89*	.93	.79*
Ratio of expenses after expense reductions (%)	.89*	.92	.64*
Ratio of net investment income (%)	.25*	.35	1.11*

a For the six months ended June 30, 2004 (Unaudited).
b For the period from July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.
* Annualized
** Not annualized

Management Summary June 30, 2004

Scudder Small Cap Growth Portfolio

Small-cap shares produced solid returns during the first half of the year, outperforming both mid- and larger-cap issues. Notably, the type of small, low-quality and richly valued companies that dominated market returns last year continued their year-to-date reversal. This provided a more favorable investment backdrop for managers such as us, who focus on quality companies with attractive valuations and fundamentals. In this environment, the portfolio produced a total return of 6.17% (Class A shares, unadjusted for contract charges, and for the six-month period ended June 30, 2004), ahead of the 5.68% return of the Russell 2000 Growth Index.

From the standpoint of sector allocation, relative performance was helped by an overweight in consumer staples and an underweight in financials but was hurt by an underweight in health care and an overweight in information technology. With respect to individual stock selection, we added value with our picks in the consumer staples and information technology sectors, while our investment decisions within health care and consumer discretionary detracted. On a net basis, sector allocation had a neutral effect while stock selection was a positive. Top-10 holding United Natural Foods, Inc. was the most significant individual contributor, and Alliance Gaming Corp. (not held as of June 30) was the largest detractor.

We believe the market's renewed focus on fundamentals and valuations should better enable us to add value through our specialty, individual stock selection. We are looking to increase the portfolio's exposure in the health care sector, and we have begun to trim its weighting in financials. In general, our goal is to position the portfolio for a potentially more challenging environment by focusing on companies that are generating the strongest earnings growth.

Audrey M.T. Jones*
Samuel A. Dedio
Robert S. Janis

Co-Managers
Deutsche Investment Management Americas Inc.

* Ms. Jones retired on June 30, 2004. Effective July 1, 2004, Mr. Dedio and Mr. Janis are co-lead portfolio managers of the Portfolio.

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. Please see scudder.com for the product's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Information concerning the portfolio holdings of the portfolio as of month-end is available upon request on the 16th of the following month.

Risk Considerations

This portfolio is subject to stock market risk, meaning stocks in the portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Additionally, stocks of small companies involve greater risk than securities of larger, more-established companies, as they often have limited product lines, markets or financial resources and may be subject to more erratic and abrupt market movements. Finally, derivatives may be more volatile and less liquid than traditional securities and the portfolio could suffer losses on its derivatives positions. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

The Russell 2000 Growth Index is an unmanaged, capitalization-weighted index containing the growth stocks in the Russell 2000 Index. Index returns assume reinvestment of all distributions and do not reflect fees or expenses. It is not possible to invest directly in an index.

Portfolio management market commentary is as of June 30, 2004, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Investment Portfolio June 30, 2004 (Unaudited)

Scudder Small Cap Growth Portfolio

	Shares	Value ($)

Common Stocks 84.3%
Consumer Discretionary 14.4%
Auto Components 1.8%
Keystone Automotive Industries, Inc.*	171,100	4,771,979
Automobiles 1.5%
Thor Industries, Inc.	125,600	4,202,576
Hotels Restaurants & Leisure 4.7%
Buffalo Wild Wings, Inc.* (d)	76,100	2,104,165
LIFE TIME FITNESS, Inc.*	63,200	1,327,200
Panera Bread Co. "A"* (d)	81,200	2,913,456
RARE Hospitality International, Inc.*	142,700	3,553,230
Shuffle Master, Inc.* (d)	84,400	3,064,564
		12,962,615
Internet & Catalog Retail 0.9%
Sharper Image Corp.*	81,000	2,542,590
Media 1.8%
Netflix, Inc.* (d)	134,800	4,846,060
Specialty Retail 2.8%
Aeropostale, Inc.*	168,200	4,526,262
Cost Plus, Inc.*	90,500	2,936,725
		7,462,987
Textiles, Apparel & Luxury Goods 0.9%
Gildan Activewear, Inc. "A"*	81,000	2,324,700
Consumer Staples 2.6%
Food & Drug Retailing
United Natural Foods, Inc.*	240,100	6,941,291
Energy 2.5%
Energy Equipment & Services 1.2%
FMC Technologies, Inc.*	112,500	3,240,000
Oil & Gas 1.3%
Western Gas Resources, Inc.	105,000	3,410,400
Financials 6.7%
Capital Markets 3.4%
Jefferies Group, Inc.	154,800	4,786,416
Piper Jaffray Companies, Inc.*	100,300	4,536,569
		9,322,985
Diversified Financial Services 2.3%
Affiliated Managers Group, Inc.* (d)	68,150	3,432,716
National Financial Partners Corp.	78,900	2,782,803
		6,215,519
Insurance 1.0%
Triad Guaranty, Inc.*	44,300	2,578,260
Health Care 19.2%
Biotechnology 4.2%
Digene Corp.* (d)	105,700	3,861,221
Martek Biosciences Corp.*	73,200	4,111,644
Neurocrine Biosciences, Inc.*	66,200	3,432,470
		11,405,335
	Shares	Value ($)

Health Care Equipment & Supplies 4.2%
ICU Medical, Inc.* (d)	130,200	4,365,606
Ocular Sciences, Inc.*	109,600	4,164,800
PSS World Medical, Inc.*	257,300	2,881,760
		11,412,166
Health Care Providers & Services 7.4%
American Healthways, Inc.* (d)	95,800	2,550,196
AMERIGROUP Corp.*	79,700	3,921,240
Apria Healthcare Group, Inc.*	71,400	2,049,180
Centene Corp.*	71,000	2,737,050
Omnicell, Inc.*	117,500	1,716,675
Select Medical Corp.	254,100	3,410,022
United Surgical Partners International, Inc.*	88,400	3,489,148
Wellcare Group, Inc.	7,300	124,100
		19,997,611
Pharmaceuticals 3.4%
Able Laboratories, Inc.*	126,400	2,598,784
Connetics Corp.*	212,300	4,288,460
NPS Pharmaceuticals, Inc.* (d)	114,774	2,410,254
		9,297,498
Industrials 7.7%
Airlines 1.8%
Frontier Airlines, Inc.*	76,200	829,056
SkyWest, Inc.	239,800	4,174,918
		5,003,974
Commercial Services & Supplies 2.1%
Bright Horizons Family Solutions, Inc.*	52,500	2,814,525
CoStar Group, Inc.*	60,450	2,776,468
		5,590,993
Electrical Equipment 1.6%
General Cable Corp.* (d)	251,300	2,148,615
Ultralife Batteries, Inc.*	116,200	2,249,632
		4,398,247
Road & Rail 1.1%
Heartland Express, Inc.	107,900	2,952,144
Transportation Infrastructure 1.1%
Overnite Corp.	99,000	2,910,600
Information Technology 30.3%
Communications Equipment 5.8%
Adaptec, Inc.*	444,500	3,760,470
Avocent Corp.*	93,600	3,438,864
Foundry Networks, Inc.*	327,000	4,600,890
Juniper Networks, Inc.*	157,809	3,877,367
		15,677,591
Computers & Peripherals 2.3%
Mobility Electronics, Inc.* (d)	142,400	1,199,008
Synaptics, Inc.*	266,300	5,099,645
		6,298,653
	Shares	Value ($)

Electronic Equipment & Instruments 5.1%
Digital Theater Systems, Inc.*	189,900	4,965,885
Identix, Inc.*	375,200	2,802,744
Vishay Intertechnology, Inc.*	323,600	6,012,488
		13,781,117
Semiconductors & Semiconductor Equipment 6.5%
AMIS Holdings, Inc.*	301,300	5,097,996
Applied Micro Circuits Corp.*	878,900	4,675,748
ATMI, Inc.*	90,500	2,471,555
Laedis Technology, Inc.* (d)	97,900	1,312,839
Micrel, Inc.*	343,800	4,177,170
		17,735,308
Software 10.6%
Hyperion Solutions Corp.*	88,300	3,860,476
Interwoven, Inc.*	539,950	5,453,495
Kronos, Inc.*	141,300	5,821,560
Macromedia, Inc.*	190,000	4,664,500
NetIQ Corp.*	451,596	5,961,067
THQ, Inc.*	128,000	2,931,200
		28,692,298
	Shares	Value ($)

Materials 0.9%
Containers & Packaging
Packaging Corp. of America	104,000	2,485,600
Total Common Stocks (Cost $192,013,350)		228,461,097

Preferred Stock 0.0%
Convergent Networks, Inc.* (c)	113,149	6,789
fusionOne* (c)	230,203	25,322
Planetweb, Inc. "E"* (c)	137,868	0
Total Preferred Stock (Cost $2,000,004)		32,111

Securities Lending Collateral 10.2%
Daily Assets Fund Institutional, 1.15% (e) (f) (Cost $27,724,375)	27,724,375	27,724,375

Cash Equivalents 5.5%
Scudder Cash Management QP Trust 1.20% (b) (Cost $14,935,341)	14,935,341	14,935,341
Total Investment Portfolio - 100.0% (Cost $236,673,070) (a)		271,152,924

Notes to Scudder Small Cap Growth Portfolio of Investments

* Non-income producing security.
(a) The cost for federal income tax purposes was $236,734,328. At June 30, 2004, net unrealized appreciation for all securities based on tax cost was $34,272,934. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $43,020,695 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,747,761.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.
Schedule of Restricted Securities
Securities	Acquisition Date	Acquisition Cost ($)	Value ($)	Value as % of Net Assets
Convergent Networks, Inc.	June 2003	-	6,789.003
fusionOne	October 2000	1,250,002	25,322.011
Planetweb, Inc. "E"	September 2000	750,002	-	-
Total Restricted Securities			32,111.014

(d) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2004 amounted to $27,044,756, which is 11.4% of net assets.
(e) Daily Assets Fund Institutional, an affiliated fund, is also managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(f) Represents collateral held in connection with securities lending.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $194,013,354)	$ 228,493,208
Investment in Daily Assets Fund Institutional (cost $27,724,375)*	27,724,375
Investment in Scudder Cash Management QP Trust (cost $14,935,341)	14,935,341
Total investments in securities, at value (cost $236,673,070)	271,152,924
Receivable for investments sold	1,272,997
Dividends receivable	41,860
Interest receivable	27,568
Receivable for Portfolio shares sold	68,823
Other assets	22,803
Total assets	272,586,975
Liabilities
Payable upon return of securities loaned	27,724,375
Payable for investments purchased	6,990,054
Payable for Portfolio shares redeemed	205,838
Accrued management fee	126,755
Other accrued expenses and payables	61,605
Total liabilities	35,108,627
Net assets, at value	$ 237,478,348
Net Assets
Net assets consist of: Accumulated net investment loss	(590,890)
Net unrealized appreciation (depreciation) on investments	34,479,854
Accumulated net realized gain (loss)	(137,010,212)
Paid-in capital	340,599,596
Net assets, at value	$ 237,478,348
Class A Net Asset Value, offering and redemption price per share ($212,661,804 / 17,670,209 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.04
Class B Net Asset Value, offering and redemption price per share ($24,816,544 / 2,075,771 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.96

* Represents collateral on securities loaned.
Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Income: Dividends	$ 183,305
Interest - Scudder Cash Management QP Trust	49,935
Securities lending income	41,599
Total Income	274,839
Expenses: Management fee	756,276
Custodian fees	8,488
Distribution service fees (Class B)	24,373
Record keeping fees (Class B)	13,376
Auditing	24,995
Legal	7,595
Trustees' fees and expenses	2,019
Reports to shareholders	11,249
Other	3,409
Total expenses, before expense reductions	851,780
Expense reductions	(746)
Total expenses, after expense reductions	851,034
Net investment income (loss)	(576,195)
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	9,392,165
Net unrealized appreciation (depreciation) during the period on investments	4,728,565
Net gain (loss) on investment transactions	14,120,730
Net increase (decrease) in net assets resulting from operations	$ 13,544,535

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income (loss)	$ (576,195)	$ (782,215)
Net realized gain (loss) on investment transactions	9,392,165	21,248,380
Net unrealized appreciation (depreciation) on investment transactions during the period	4,728,565	31,300,241
Net increase (decrease) in net assets resulting from operations	13,544,535	51,766,406
Portfolio share transactions: Class A Proceeds from shares sold	29,221,733	46,393,822
Cost of shares redeemed	(39,047,279)	(40,809,284)
Net increase (decrease) in net assets from Class A share transactions	(9,825,546)	5,584,538
Class B Proceeds from shares sold	8,586,752	13,298,753
Cost of shares redeemed	(201,148)	(51,363)
Net increase (decrease) in net assets from Class B share transactions	8,385,604	13,247,390
Increase (decrease) in net assets	12,104,593	70,598,334
Net assets at beginning of period	225,373,755	154,775,421
Net assets at end of period (including accumulated net investment loss of $590,890 and $14,695, respectively)	$ 237,478,348	$ 225,373,755
Other Information
Class A Shares outstanding at beginning of period	18,522,593	18,086,694
Shares sold	2,429,809	4,700,650
Shares redeemed	(3,282,193)	(4,264,751)
Net increase (decrease) in Portfolio shares	(852,384)	435,899
Shares outstanding at end of period	17,670,209	18,522,593
Class B Shares outstanding at beginning of period	1,358,975	52,833
Shares sold	733,871	1,310,980
Shares redeemed	(17,075)	(4,838)
Net increase (decrease) in Portfolio shares	716,796	1,306,142
Shares outstanding at end of period	2,075,771	1,358,975

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2004[a]	2003	2002	2001	2000[b]	1999[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.34	$ 8.53	$ 12.80	$ 21.64	$ 26.54	$ 19.71
Income (loss) from investment operations: Net investment income (loss)[c]	(.03)	(.04)	(.02)	(.02)	(.09)	(.06)
Net realized and unrealized gain (loss) on investment transactions	.73	2.85	(4.25)	(6.27)	(2.01)	6.89
Total from investment operations	.70	2.81	(4.27)	(6.29)	(2.10)	6.83
Less distributions from: Net realized gains on investment transactions	-	-	-	(2.52)	(2.80)	-
Return of capital	-	-	-	(.03)	-	-
Total distributions	-	-	-	(2.55)	(2.80)	-
Net asset value, end of period	$ 12.04	$ 11.34	$ 8.53	$ 12.80	$ 21.64	$ 26.54
Total Return (%)	6.17**	32.94	(33.36)	(28.91)	(10.71)	34.56
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	213	210	154	232	301	264
Ratio of expenses (%)	.69*	.69	.71	.68	.72	.71
Ratio of net investment income (loss) (%)	(.46)*	(.41)	(.24)	(.12)	(.34)	(.30)
Portfolio turnover rate (%)	91*	123	68	143	124	208

a For the six months ended June 30, 2004 (Unaudited).
b On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Per share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
c Based on average shares outstanding during the period.
* Annualized
** Not annualized

Class B

Years Ended December 31,	2004[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.29	$ 8.52	$ 9.39
Income (loss) from investment operations: Net investment income (loss)[c]	(.05)	(.09)	(.02)
Net realized and unrealized gain (loss) on investment transactions	.72	2.86	(.85)
Total from investment operations	.67	2.77	(.87)
Net asset value, end of period	$ 11.96	$ 11.29	$ 8.52
Total Return (%)	5.93**	32.51	(9.27)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	25	15.5
Ratio of expenses (%)	1.07*	1.08	.96*
Ratio of net investment income (loss) (%)	(.84)*	(.80)	(.39)*
Portfolio turnover rate (%)	91*	123	68

a For the six months ended June 30, 2004 (Unaudited).
b For the period July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
* Annualized
** Not annualized

Management Summary June 30, 2004

Scudder Strategic Income Portfolio

Over the past six months, some initial positive performance for emerging-markets and high-yield bonds at the start of the period was followed by several months of reduced market activity, with less opportunity to add value strategically. For the six-month period ended June 30, 2004, the portfolio returned -1.42% (Class A shares, unadjusted for contract charges). This compares with the portfolio benchmarks' returns of -2.82% for the JP Morgan Emerging Markets Bond Plus Index, 1.34% for the Merrill Lynch High Yield Master Cash Pay Only Index, -0.20% for the Lehman Brothers US Treasury Index and -1.53% for the Citigroup World Government Bond Index.

In late January, emerging-markets bonds sold off in reaction to indications by the Federal Reserve that it would soon be ending its accommodative stance on interest rates. Emerging-markets bonds then became range-bound until April. At that point, the combination of (1) investors' concern over anticipated Fed actions to tighten credit, (2) measurably increased US economic activity and (3) hedge funds' reversal of the "carry trade" led to another sell-off in emerging-markets bonds. While this sell-off did cause prices of the emerging-markets debt in the portfolio to fall in value, we continued to maintain our exposure, as we feel that the wider spreads do not reflect a significant increase in potential for default, but rather a decrease in the risk appetite among market participants. As a result, we have continued to hold our position in order to maintain the yield advantage associated with the emerging-markets debt holdings in the portfolio.

In the face of concern over near-term Fed actions, high-yield bonds sold off somewhat during the period, though they staged a brief rally in April. High-yield bonds outperformed emerging-markets bonds dramatically during the latter part of the period, and we continue to hold a significant position in high yield. Of course past performance does not guarantee future results.

Jan C. Faller

Lead Manager

Andrew P. Cestone
Sean P. McCaffrey

Portfolio Managers
Deutsche Investment Management Americas Inc.

Brett Diment
Edwin Gutierrez

Portfolio Managers
Deutsche Asset Management Investment Services Ltd.

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. Please see scudder.com for the product's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Information concerning the portfolio holdings of the portfolio as of month-end is available upon request on the 16th of the following month.

Risk Considerations

The portfolio invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Additionally, investments by the portfolio in lower-rated bonds present greater risk to principal and income than investments in higher-quality securities. Finally, investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation, political and economic changes and market risks. All of these factors may result in greater share price volatility. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

The JP Morgan Emerging Markets Bond Plus Index is an unmanaged foreign securities index of US dollar and other external-currency-denominated Brady bonds, loans, Eurobonds and local market debt instruments traded in emerging markets. The Merrill Lynch High Yield Master Cash Pay Only Index tracks the performance of below-investment-grade US dollar-denominated corporate bonds publicly issued in the United States domestic market. The Lehman Brothers US Treasury Index is an unmanaged index reflecting the performance of all public obligations and does not focus on one particular segment of the Treasury market. The Citigroup World Government Bond Index (formerly known as Salomon Smith Barney World Government Bond Index) is an unmanaged index comprised of government bonds from 18 developed countries including the US with maturities greater than one year. Index returns assume reinvestment of all distributions and do not reflect fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of June 30, 2004, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Investment Portfolio June 30, 2004 (Unaudited)

Scudder Strategic Income Portfolio

	Principal Amount ($)(c)	Value ($)

Corporate Bonds 30.1%
Consumer Discretionary 5.8%
Adesa, Inc., 7.625%, 6/15/2012	65,000	65,569
Advantica Restaurant Co., 12.75%, 9/30/2007	53,000	56,445
AMC Entertainment, Inc., 144A, 8.0%, 3/1/2014	85,000	81,175
Atlantic Broadband Finance LLC, 144A, 9.375%, 1/15/2014	75,000	70,875
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011	85,000	79,900
Buffets, Inc., 11.25%, 7/15/2010	25,000	26,125
Cablevision Systems Corp.:
144A, 5.67%, 4/1/2009** (e)	25,000	25,625
144A, 8.0%, 4/15/2012	45,000	44,325
Carrols Corp., 9.5%, 12/1/2008	55,000	56,925
Charter Communications Holdings LLC:
Step-up Coupon, 0% to 1/15/2007, 12.125% to 1/15/2012	250,000	160,038
9.625%, 11/15/2009	70,000	56,700
144A, 10.25%, 9/15/2010	225,000	226,687
Choctaw Resort Development Enterprises, 9.25%, 4/1/2009	110,000	118,250
Circus & Eldorado, 10.125%, 3/1/2012	85,000	85,425
CKE Restaurants, Inc., 9.125%, 5/1/2009	65,000	67,600
CSC Holdings, Inc., 7.875%, 12/15/2007	105,000	109,200
Dex Media East LLC/Financial, 12.125%, 11/15/2012	410,000	478,675
DIMON, Inc., Series B, 9.625%, 10/15/2011	215,000	217,150
EchoStar DBS Corp., 6.375%, 10/1/2011	65,000	64,025
EPL Intermediate, Inc., 144A, Step-up Coupon, 0% to 3/15/2009, 12.50% to 3/15/2010	60,000	33,900
General Motors Corp., 8.25%, 7/15/2023	105,000	109,961
Herbst Gaming, Inc., 144A, 8.125%, 6/1/2012	20,000	20,275
Interep National Radio Sales, Inc., Series B, 10.0%, 7/1/2008	100,000	80,000
International Game Technology, 8.375%, 5/15/2009	85,000	99,997
Jacobs Entertainment Co., 11.875%, 2/1/2009	120,000	133,800
Levi Strauss & Co., 12.25%, 12/15/2012	80,000	78,800
Mail-Well I Corp., 144A, 7.875%, 12/1/2013	60,000	54,600
Mediacom LLC, 9.5%, 1/15/2013	105,000	101,325
MGM MIRAGE, 8.375%, 2/1/2011 (e)	60,000	62,700
Park Place Entertainment Corp., 9.375%, 2/15/2007	20,000	21,725
PEI Holding, Inc., 11.0%, 3/15/2010	70,000	81,200
Petro Stopping Centers, 144A, 9.0%, 2/15/2012	170,000	168,300
	Principal Amount ($)(c)	Value ($)

Premier Entertainment Biloxi LLC\Finance, 144A, 10.75%, 2/1/2012	45,000	47,250
PRIMEDIA, Inc.:
144A, 6.615%, 5/15/2010	120,000	121,650
8.875%, 5/15/2011	70,000	69,300
Reader's Digest Association, Inc., 6.5%, 3/1/2011	35,000	34,169
Remington Arms Co., Inc., 10.5%, 2/1/2011	80,000	77,600
Renaissance Media Group, Step-up Coupon, 10.0% to 4/15/2008	105,000	108,150
Rent-Way Inc., 11.875%, 6/15/2010	25,000	27,437
Restaurant Co., Step-up Coupon, 11.25% to 5/15/2008	83,965	83,125
Schuler Homes, Inc., 10.5%, 7/15/2011	120,000	136,950
Scientific Games Corp., 12.5%, 8/15/2010	35,000	40,687
Simmons Co., 144A, 7.875%, 1/15/2014	15,000	15,300
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012	170,000	173,825
8.75%, 12/15/2011	90,000	96,300
Sonic Automotive, Inc., 8.625%, 8/15/2013	15,000	15,638
Toys "R" Us, Inc.:
7.375%, 10/15/2018	120,000	110,850
7.875%, 4/15/2013	60,000	60,225
Trump Holdings & Funding, 12.625%, 3/15/2010 (e)	95,000	97,375
United Auto Group, Inc., 9.625%, 3/15/2012	85,000	93,075
Venetian Casino Resort LLC, 11.0%, 6/15/2010	40,000	46,200
VICORP Restaurants, Inc., 144A, 10.5%, 4/15/2011	65,000	64,675
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009	50,000	53,000
Williams Scotsman, Inc., 9.875%, 6/1/2007	80,000	79,400
Worldspan LP\WS Finance Corp., 9.625%, 6/15/2011 (e)	40,000	40,800
XM Satellite Radio, Inc., Step-up Coupon, 0% to 12/31/2005, 14% to 12/31/2009	86,321	81,358
Young Broadcasting, Inc., 144A, 8.75%, 1/15/2014	83,000	78,435
		4,990,071
Consumer Staples 0.8%
Gold Kist, Inc., 144A, 10.25%, 3/15/2014	65,000	70,525
North Atlantic Trading Co., 144A, 9.25%, 3/1/2012	90,000	87,075
Pinnacle Foods Holding Corp., 144A, 8.25%, 12/1/2013	25,000	24,125
Rite Aid Corp.:
144A, 6.125%, 12/15/2008	170,000	160,225
"C1", Series 97, 11.25%, 7/1/2008	120,000	132,300
Standard Commercial Corp., 144A, 8.0%, 4/15/2012	30,000	29,400
	Principal Amount ($)(c)	Value ($)

Stater Brother's Holdings, Inc.:
144A, 5.06%, 6/15/2010	50,000	50,812
144A, 8.125%, 6/15/2012	30,000	30,113
Swift & Co., 12.5%, 1/1/2010	10,000	10,700
United Agri Products, 144A, 8.25%, 12/15/2011	15,000	16,725
Wornick Co., 144A, 10.875%, 7/15/2011	70,000	71,575
		683,575
Energy 2.3%
Avista Corp., 9.75%, 6/1/2008	145,000	170,375
Chesapeake Energy Corp.:
144A, 7.5%, 6/15/2014	35,000	36,050
9.0%, 8/15/2012	30,000	33,750
Citgo Petroleum Corp., 11.375%, 2/1/2011	250,000	290,000
Continental Resources, Inc., 10.25%, 8/1/2008	145,000	149,712
Edison Mission Energy, 7.73%, 6/15/2009	185,000	179,912
El Paso Production Holdings Corp., 7.75%, 6/1/2013	310,000	284,425
FirstEnergy Corp., Series B, 6.45%, 11/15/2011	60,000	62,206
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007	110,000	111,650
ON Semiconductor Corp., 13.0%, 5/15/2008	100,000	114,750
Pioneer Natural Resources Co., 9.625%, 4/1/2010	25,000	30,669
Range Resources Corp., 144A, 7.375%, 7/15/2013	35,000	34,825
Southern Natural Gas, 8.875%, 3/15/2010	85,000	92,863
Stone Energy Corp., 8.25%, 12/15/2011	105,000	109,462
Williams Cos., Inc.:
144A, 6.75%, 4/15/2009	70,000	68,775
8.125%, 7/1/2004	30,000	32,025
8.75%, 3/15/2032	100,000	100,000
Wiser Oil Co., 9.5%, 5/15/2007	95,000	96,188
		1,997,637
Financials 7.4%
Ahold Finance USA, Inc., 6.25%, 5/1/2009	195,000	191,100
Alamosa Delaware, Inc.:
Step-up Coupon, 0% to 7/31/2005, 12.0% to 7/31/2009	45,000	43,425
144A, 8.5%, 1/31/2012	60,000	58,800
AmeriCredit Corp., 9.25%, 5/1/2009	150,000	157,875
Atlantic Mutual Insurance Co., 144A, 8.15%, 2/15/2028	40,000	24,708
BF Saul REIT, 7.5%, 3/1/2014	130,000	128,700
Consolidated Communications Holdings, 144A, 9.75%, 4/1/2012	65,000	65,975
DA-Lite Screen Co., Inc., 144A, 9.5%, 5/15/2011	45,000	46,800
Dollar Financial Group, Inc.:
9.75%, 11/15/2011	65,000	67,925
144A, 9.75%, 11/15/2011	20,000	20,900
E*TRADE Financial Corp., 144A, 8.0%, 6/15/2011	105,000	104,475
	Principal Amount ($)(c)	Value ($)

Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024	100,000	112,008
FINOVA Group, Inc., 7.5%, 11/15/2009	183,996	100,738
iStar Financial, Inc., 6.0%, 12/15/2010	80,000	79,500
Poster Financial Group, 144A, 8.75%, 12/1/2011	70,000	71,225
PXRE Capital Trust I, 8.85%, 2/1/2027	35,000	35,044
Qwest Capital Funding, Inc., 6.5%, 11/15/2018	170,000	125,800
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	120,000	139,200
Tennessee Valley Authority, "A", 6.79%, 5/23/2012	1,500,000	1,686,829
Trac-X North America Holdings, 144A, 7.375%, 3/25/2009	3,000,000	2,932,500
UAP Holdings Corp., 144A, Step-up Coupon, 0% to 1/15/2008, 10.75% to 7/15/2012	55,000	43,945
UGS Corp., 144A, 10.0%, 6/1/2012	10,000	10,650
Universal City Development, 11.75%, 4/1/2010	120,000	138,900
		6,387,022
Health Care 0.8%
aaiPharma, Inc., Step-up Coupon, 11.0% to 4/1/2010 (e)	85,000	70,975
AmeriPath, Inc., 10.5%, 4/1/2013	65,000	65,650
AmerisourceBergen Corp., 7.25%, 11/15/2012	40,000	41,000
Curative Health Services, Inc., 144A, 10.75%, 5/1/2011	40,000	38,400
Hanger Orthopedic Group, Inc., 10.375%, 2/15/2009	55,000	56,238
InSight Health Services Corp., 9.875%, 11/1/2011 (e)	25,000	26,750
Interactive Health LLC, 144A, 7.25%, 4/1/2011	55,000	48,950
Team Health, Inc., 144A, 9.0%, 4/1/2012	35,000	33,600
Tenet Healthcare Corp.:
6.375%, 12/1/2011 (e)	350,000	306,250
144A, 9.875%, 7/1/2014	35,000	35,612
		723,425
Industrials 4.3%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007	55,000	58,300
Aearo Co. I, 144A, 8.25%, 4/15/2012	10,000	10,200
Allied Waste North America, Inc., 144A, 5.75%, 2/15/2011	150,000	142,125
AMI Semiconductor, Inc., 10.75%, 2/1/2013	35,000	40,863
Argo-Tech Corp., 144A, 9.25%, 6/1/2011	60,000	61,800
Avondale Mills, Inc., 10.25%, 7/1/2013	105,000	63,000
Browning-Ferris Industries:
7.4%, 9/15/2035	135,000	120,150
9.25%, 5/1/2021	20,000	21,600
Clean Harbors, Inc., 144A, 11.25%, 7/15/2012	55,000	55,550
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010	139,000	141,085
	Principal Amount ($)(c)	Value ($)

Collins & Aikman Products, 10.75%, 12/31/2011	140,000	140,700
Congoleum Corp., 8.625%, 8/1/2008*	55,000	43,450
Continental Airlines, Inc., 8.0%, 12/15/2005	95,000	83,838
Cornell Companies, Inc., 144A, 10.75%, 7/1/2012	65,000	65,650
Corrections Corp. of America, 9.875%, 5/1/2009	95,000	105,450
Dana Corp.:
7.0%, 3/1/2029	160,000	153,600
9.0%, 8/15/2011	70,000	81,900
Delta Air Lines, Inc.:
7.7%, 12/15/2005 (e)	60,000	40,200
7.9%, 12/15/2009 (e)	10,000	5,100
Eagle-Picher, Inc., 9.75%, 9/1/2013	40,000	43,000
Erico International Corp., 144A, 8.875%, 3/1/2012	45,000	45,900
Flextronics International Ltd., 6.5%, 5/15/2013	25,000	24,375
Geo Sub Corp., 144A, 11.0%, 5/15/2012	50,000	50,563
Hercules, Inc.:
144A, 6.75%, 10/15/2029	50,000	48,000
11.125%, 11/15/2007	100,000	117,000
Hornbeck Offshore Services, Inc., 10.625%, 8/1/2008	100,000	109,125
Interface, Inc., 144A, "A", 9.5%, 2/1/2014	65,000	64,675
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011	115,000	127,937
ISP Holdings, Inc., Series B, 10.625%, 12/15/2009	25,000	27,500
Joy Global, Inc., 8.75%, 3/15/2012	10,000	11,200
Kansas City Southern:
7.5%, 6/15/2009	115,000	115,000
9.5%, 10/1/2008	100,000	108,625
Laidlaw International, Inc., 10.75%, 6/15/2011	90,000	98,212
Lanaguage Line, Inc., 144A, 11.125%, 6/15/2012	15,000	15,225
Meritage Corp., 7.0%, 5/1/2014	60,000	57,000
Millennium America, Inc.:
7.625%, 11/15/2026	180,000	153,900
9.25%, 6/15/2008	115,000	123,625
144A, 9.25%, 6/15/2008	30,000	32,250
Mobile Mini, Inc., 9.5%, 7/1/2013	20,000	21,900
Motors and Gears, Inc., 10.75%, 11/15/2006	125,000	106,250
Samsonite Corp., 144A, 8.875%, 6/1/2011	95,000	98,325
Sea Containers Ltd., 10.5%, 5/15/2012	75,000	75,281
Seabulk International, Inc., 9.5%, 8/15/2013	40,000	41,050
Ship Finance International Ltd., 144A, 8.5%, 12/15/2013	135,000	130,275
Technical Olympic USA, Inc.:
7.5%, 3/15/2011	80,000	74,400
10.375%, 7/1/2012	65,000	67,762
Tenneco Automotive, Inc., 11.625%, 10/15/2009	10,000	10,750
The Brickman Group, Ltd., Series B, 11.75%, 12/15/2009	50,000	57,500
	Principal Amount ($)(c)	Value ($)

Thermadyne Holdings Corp., 9.25%, 2/1/2014	60,000	59,250
United Rentals North America, Inc., 6.5%, 2/15/2012	110,000	103,950
Westlake Chemical Corp., 8.75%, 7/15/2011	35,000	37,975
		3,692,341
Information Technology 0.2%
Activant Solutions, Inc., 10.5%, 6/15/2011	65,000	68,575
DigitalNet, Inc., 9.0%, 7/15/2010	35,000	37,363
Itron, Inc., 144A, 7.75%, 5/15/2012	20,000	20,050
Lucent Technologies, Inc., 6.45%, 3/15/2029	110,000	84,975
		210,963
Materials 3.5%
Aqua Chemical, Inc., 11.25%, 7/1/2008	100,000	70,000
ARCO Chemical Co., 9.8%, 2/1/2020	355,000	347,900
Associated Materials, Inc., 144A, Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014	175,000	117,250
Caraustar Industries, Inc., 9.875%, 4/1/2011	110,000	109,450
Constar International, Inc., 11.0%, 12/1/2012	40,000	37,400
Dayton Superior Corp.:
10.75%, 9/15/2008	70,000	70,350
13.0%, 6/15/2009	70,000	60,900
Equistar Chemicals LP, 8.75%, 2/15/2009	130,000	135,525
Euramax International, Inc., 8.5%, 8/15/2011	30,000	31,200
Fibermark, Inc., 10.75%, 4/15/2011*	110,000	66,000
GEO Specialty Chemicals, Inc., 10.125%, 8/1/2008*	130,000	50,700
Georgia-Pacific Corp.:
144A, 8.0%, 1/15/2024	295,000	295,000
9.375%, 2/1/2013	140,000	160,300
Hexcel Corp., 9.75%, 1/15/2009	60,000	62,925
Huntsman Advanced Materials LLC, 144A, 11.0%, 7/15/2010	95,000	107,113
Huntsman International LLC, 11.625%, 10/15/2010	120,000	132,600
IMC Global, Inc., 10.875%, 8/1/2013	95,000	113,288
International Steel Group, Inc., 144A, 6.5%, 4/15/2014	165,000	154,687
ISPAT Inland ULC, 144A, 9.75%, 4/1/2014	100,000	103,000
MMI Products, Inc., Series B, 11.25%, 4/15/2007	45,000	43,425
Mueller Group Inc., 144A, 5.919%, 11/1/2011	25,000	26,000
Neenah Corp.:
144A, 11.0%, 9/30/2010	95,000	100,700
144A, 13.0%, 9/30/2013	74,000	72,520
Owens-Brockway Glass Container, 8.25%, 5/15/2013	170,000	175,525
Pliant Corp.:
Step-up Coupon, 0% to 12/15/2006, 11.15% to 6/15/2009	20,000	16,850
	Principal Amount ($)(c)	Value ($)

11.125%, 9/1/2009	75,000	80,250
13.0%, 6/1/2010	15,000	13,425
TriMas Corp., 9.875%, 6/15/2012	175,000	185,500
United States Steel LLC, 9.75%, 5/15/2010	60,000	66,450
		3,006,233
Telecommunication Services 3.1%
American Cellular Corp., Series B, 10.0%, 8/1/2011	265,000	228,563
American Tower Corp.:
144A, 7.5%, 5/1/2012	35,000	33,863
9.375%, 2/1/2009	130,000	138,775
American Tower Escrow Corp., Zero Coupon, 8/1/2008	15,000	10,950
Cincinnati Bell, Inc.:
7.2%, 11/29/2023	35,000	32,725
8.375%, 1/15/2014 (e)	270,000	240,300
Crown Castle International Corp.:
7.5%, 12/1/2013	55,000	54,725
9.375%, 8/1/2011	55,000	60,500
Dobson Communications Corp., 8.875%, 10/1/2013 (e)	195,000	148,200
GCI, Inc., 144A, 7.25%, 2/15/2014	60,000	57,300
LCI International, Inc., 7.25%, 6/15/2007	125,000	113,125
Level 3 Financing, Inc., 144A, 10.75%, 10/15/2011	40,000	35,300
MCI, Inc.:
6.688%, 5/1/2009	115,000	106,375
7.735%, 5/1/2014	215,000	192,425
Nextel Communications, Inc., 5.95%, 3/15/2014	110,000	101,200
Nextel Partners, Inc., 8.125%, 7/1/2011	100,000	102,000
Northern Telecom Capital, 7.875%, 6/15/2026	40,000	38,400
Qwest Corp.:
5.625%, 11/15/2008	240,000	234,600
7.25%, 9/15/2025	110,000	95,700
Qwest Services Corp.:
144A, 13.5%, 12/15/2010	180,000	209,250
144A, 14.0%, 12/15/2014	115,000	137,137
Rural Cellular Corp., 9.875%, 2/1/2010	70,000	69,475
SBA Telecom Inc., Zero Coupon, 11/30/2007	85,000	62,900
Triton PCS, Inc., 8.5%, 6/1/2013	30,000	28,350
Ubiquitel Operating Co., 144A, 9.875%, 3/1/2011	100,000	100,000
US Unwired, Inc., 144A, 10.0%, 6/15/2012	75,000	75,750
Western Wireless Corp., 9.25%, 7/15/2013	10,000	10,300
		2,718,188
Utilities 1.9%
AES Corp., 144A, 8.75%, 5/15/2013	15,000	16,069
Calpine Corp., 144A, 8.5%, 7/15/2010**	340,000	281,350
CMS Energy Corp.:
7.5%, 1/15/2009	20,000	19,900
8.5%, 4/15/2011	295,000	300,900
DPL, Inc., 6.875%, 9/1/2011	215,000	216,612
	Principal Amount ($)(c)	Value ($)

First Energy Corp., 7.375%, 11/15/2031	30,000	31,268
Illinova Corp., 11.5%, 12/15/2010	175,000	206,938
NRG Energy, Inc., 144A, 8.0%, 12/15/2013	355,000	358,550
PG&E Corp., 144A, 6.875%, 7/15/2008	95,000	99,275
Sensus Metering Systems, 144A, 8.625%, 12/15/2013	45,000	43,200
TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010	100,000	103,500
		1,677,562
Total Corporate Bonds (Cost $26,922,628)		26,087,017

Foreign Bonds - US$ Denominated 16.3%
Abitibi-Consolidated, Inc., 144A, 5.02%, 6/15/2011	50,000	50,125
Alestra SA de RL de CV, 8.0%, 6/30/2010	100,000	80,000
Antenna TV SA, 9.0%, 8/1/2007	40,000	40,450
Avecia Group PLC, 11.0%, 7/1/2009	185,000	140,600
Axtel SA, 144A, 11.0%, 12/15/2013	100,000	94,750
Banque Centrale de Tunisie, 7.375%, 4/25/2012	70,000	76,300
BCP Caylux Holdings Luxembourg SCA, 144A, 9.625%, 6/15/2014	140,000	145,075
Biovail Corp., 7.875%, 4/1/2010	125,000	123,437
Cascades, Inc., 7.25%, 2/15/2013	95,000	94,525
Citigroup (JSC Severstal), 144A, 9.25%, 4/19/2014	90,000	79,650
Conproca SA de CV, 12.0%, 6/16/2010	100,000	124,000
Corp Durango SA, 144A, 13.75%, 7/15/2009*	110,000	55,000
Corporacion Durango SA, 13.125%, 8/1/2006*	25,000	12,500
CP Ships Ltd., 10.375%, 7/15/2012	85,000	97,113
Crown Euro Holdings SA, 10.875%, 3/1/2013	115,000	131,100
Eircom Funding, 8.25%, 8/15/2013	65,000	67,600
Empresa Brasileira de Telecom SA, 144A, 11.0%, 12/15/2008	75,000	80,813
Fage Dairy Industry SA, 9.0%, 2/1/2007	210,000	213,150
Federative Republic of Brazil:
Floating Rate Note Debt Conversion Bond, LIBOR plus ..875%, Series L, 2.125%**, 4/15/2012	103,530	86,577
C Bond, 8.0%, 4/15/2014	206,333	188,279
8.875%, 4/15/2024	35,000	28,525
14.5%, 10/15/2009	20,000	23,300
Gaz Capital SA, 144A, 8.625%, 4/28/2034	55,000	53,281
Gazprom OAO, 144A, 9.625%, 3/1/2013	110,000	113,163
Government of Jamaica, 10.625%, 6/20/2017	100,000	90,000
Government of Ukraine, 7.65%, 6/11/2013	180,000	171,000
Inmarsat Finance PLC, 144A, 7.625%, 6/30/2012	105,000	101,588
Innova S. de R.L., 9.375%, 9/19/2013	110,000	115,225
	Principal Amount ($)(c)	Value ($)

INTELSAT, 6.5%, 11/1/2013	35,000	30,920
Jefra Cosmetics International, Inc., 10.75%, 5/15/2011	95,000	105,925
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014	95,000	97,613
LeGrand SA, 8.5%, 2/15/2025	95,000	97,850
Luscar Coal Ltd., 9.75%, 10/15/2011	80,000	90,000
Millicom International Cellular SA, 144A, 10.0%, 12/1/2013	75,000	76,125
Mizuho Financial Group, 8.375%, 12/29/2049	40,000	41,200
Mobifon Holdings BV, 12.5%, 7/31/2010	105,000	119,700
Mobile Telesystems Financial, 144A, 8.375%, 10/14/2010	65,000	61,263
Morroco Resources, 1.0%, 1/5/2009	280,000	274,400
New ASAT (Finance) Ltd., 144A, 9.25%, 2/1/2011	95,000	94,050
Nigeria, Promissory Note, Series RC, 5.092%, 1/5/2010	380,000	131,100
Nortel Networks Corp., 6.875%, 9/1/2023	180,000	159,300
Nortel Networks Ltd., 6.125%, 2/15/2006	270,000	271,350
Petroleum Geo-Services ASA, 10.0%, 11/5/2010	255,005	263,930
Petroliam Nasional Berhad:
7.625%, 10/15/2026	140,000	148,063
7.75%, 8/15/2015	530,000	601,257
Republic of Argentina:
9.75%, 9/19/2027*	260,000	68,900
Series BGL4, 11.0%, 10/9/2006*	50,000	14,690
11.375%, 3/15/2010*	905,000	266,975
11.375%, 1/30/2017*	15,000	4,350
11.75%, 4/7/2009*	45,000	12,825
11.75%, 6/15/2015*	35,000	10,325
Republic of Bulgaria:
2.0%, 7/28/2011	70,500	70,288
8.25%, 1/15/2015	640,000	746,240
Republic of Colombia:
8.125%, 5/21/2024	240,000	194,400
10.0%, 1/23/2012	350,000	362,250
Republic of Philippines:
9.375%, 1/18/2017	150,000	151,312
9.875%, 1/15/2019	330,000	328,350
Republic of South Africa, 8.5%, 6/23/2017	420,000	475,650
Republic of Turkey:
8.0%, 2/14/2034	60,000	54,150
9.0%, 6/30/2011	130,000	130,487
9.5%, 1/15/2014	70,000	70,525
11.0%, 1/14/2013	235,000	256,150
11.5%, 1/23/2012	15,000	16,800
11.875%, 1/15/2030	110,000	129,938
12.375%, 6/15/2009	560,000	640,500
Republic of Uruguay:
7.5%, 3/15/2015	430,000	316,050
7.875%, 1/15/2033	115,000	73,025
Republic of Venezuela:
1.0%, 4/20/2011	160,000	123,200
9.375%, 1/13/2034	320,000	270,400
10.75%, 9/19/2013	260,000	255,450
	Principal Amount ($)(c)	Value ($)

Rhodia SA:
144A, 7.625%, 6/1/2010 (e)	105,000	95,025
144A, 10.25%, 6/1/2010 (e)	45,000	45,450
Rogers Wireless Communications, Inc., 144A, 6.375%, 3/1/2014	30,000	27,600
Russian Federation:
Step-up Coupon, 5.0%**, 3/31/2007	515,000	470,195
12.75%, 6/24/2028	100,000	145,500
Russian Ministry of Finance:
3.0%, 5/14/2011	180,000	136,125
3.0%, 5/14/2008	300,000	262,875
Shaw Communications, Inc.:
Series B, 7.25%, 4/6/2011	95,000	98,583
8.25%, 4/11/2010	65,000	70,688
Sistema Capital SA, 144A, 8.875%, 1/28/2011	60,000	58,200
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014	270,000	171,450
Tembec Industries, Inc., 8.5%, 2/1/2011	290,000	292,900
TFM SA de CV:
10.25%, 6/15/2007	215,000	212,850
Step-up Coupon, 11.75% to 6/15/2009	110,000	107,250
12.5%, 6/15/2012	60,000	63,900
United Mexican States:
5.875%, 1/15/2014	25,000	24,025
6.625%, 3/3/2015	15,000	14,887
7.5%, 4/8/2033	310,000	300,080
8.0%, 9/24/2022	490,000	508,865
9.875%, 2/1/2010	220,000	264,330
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013	145,000	133,037
Vivendi Universal SA, Series B, 9.25%, 4/15/2010	190,000	224,570
Total Foreign Bonds - US$ Denominated (Cost $14,547,124)		14,112,787

Foreign Bonds - Non US$ Denominated 15.1%
Cablecom Luxembourg SCA, 9.375%, 4/15/2014 EUR	45,000	53,758
Federal Republic of Germany, 6.25%, 1/4/2024 EUR	1,030,000	1,484,898
Huntsman International LLC, 10.125%, 7/1/2009 EUR	105,000	126,715
Ispat Europe Group SA, 11.875%, 2/1/2011 EUR	155,000	205,005
Kredit Fuer Wiederaufbau, 5.0%, 7/4/2011 EUR	1,680,000	2,166,778
Pemex Project Funding Master Trust, 6.625%, 4/4/2010 EUR	90,000	115,360
Province of Ontario, 1.875%, 1/25/2010 JPY	140,000,000	1,346,771
Republic of Argentina:
7.5%, 5/23/2049* EUR	201,939	54,156
9.0%, 6/20/2049* EUR	100,000	29,256
9.75%, 2/26/2008* ARS	160,000	49,735
10.0%, 1/7/2049* EUR	80,000	24,868
11.0%, 2/26/2008* EUR	250,000	77,711
11.75%, 11/13/2026* EUR	46,016	14,445
	Principal Amount ($)(c)	Value ($)

Republic of Greece, 4.65%, 4/19/2007 EUR	1,635,000	2,075,557
Republic of Italy, 4.75%, 3/15/2006 EUR	1,300,000	1,637,693
Republic of Romania, 8.5%, 5/8/2012 EUR	370,000	536,725
United Kingdom Treasury Bond:
7.75%, 9/8/2006 GBP	50,000	96,176
8.75%, 8/25/2017 GBP	500,000	1,226,642
9.0%, 7/12/2011 GBP	785,000	1,752,978
Total Foreign Bonds - Non US$ Denominated (Cost $11,410,433)		13,075,227

US Government Backed 12.1%
US Treasury Bond:
5.375%, 2/15/2031 (e)	890,000	897,614
6.0%, 2/15/2026	275,000	296,323
8.5%, 2/15/2020 (e)	760,000	1,028,375
10.375%, 11/15/2012 (e)	3,350,000	4,090,665
12.75%, 11/15/2010 (e)	500,000	569,004
US Treasury Note, 5.75%, 8/15/2010 (e)	3,250,000	3,543,514
Total US Government Backed (Cost $10,432,311)		10,425,495

US Government Sponsored Agencies 4.3%
Federal Home Loan Mortgage Corp.:
2.875%, 9/15/2005 (e)	1,000,000	1,005,425
5.125%, 7/15/2012	2,700,000	2,728,156
Total US Government Sponsored Agencies (Cost $3,734,302)		3,733,581

Asset Backed 0.0%
MMCA Automobile Trust, "B", Series 2002-2, 4.67%, 3/15/2010 (Cost $24,182)	26,408	24,824

Convertible Bond 0.2%
DIMON, Inc., 6.25%, 3/31/2007	135,000	124,200
HIH Capital Ltd., 144A, 7.5%, 9/25/2006	20,000	17,800
Total Convertible Bond (Cost $144,031)		142,000

	Shares	Value ($)

Convertible Preferred Stocks 0.1%
Hercules Trust II (Cost $62,800)	80	60,000

Preferred Stock 0.2%
Paxson Communications Corp., 14.25% (PIK)	17	148,962
TNP Enterprises, Inc., 14.5%, "D"	546	61,180
Total Preferred Stock (Cost $240,465)		210,142

	Principal Amount ($)(c)	Value ($)

Loan Participation 0.1%
Republic of Algeria, Floating Rate Debt Conversion Bond, LIBOR plus .8125%, 1.0%**, 3/4/2010 (Cost $121,400)	126,000	123,480

Foreign Currency Options 0.1%
JPY Call / USD Put, 7/27/2004	735,630	9,801
JPY Call / USD Put, 7/27/2004	1,516,620	24,944
SEK Call / USD Put, 7/27/2004	102,844	34,877
Total Foreign Currency Option (Cost $70,258)		69,622

	Shares	Value ($)

Securities Lending Collateral 16.9%
Daily Assets Fund Institutional, 1.08% (d) (f) (Cost $14,636,134)	14,636,134	14,636,134

Cash Equivalents 4.5%
Scudder Cash Management QP Trust, 1.20% (b) (Cost $3,916,833)	3,916,833	3,916,833
Total Investment Portfolio - 100.0% (Cost $86,262,901) (a)		86,617,142

Notes to Scudder Strategic Income Portfolio of Investments

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2004.
(a) The cost for federal income tax purposes was $86,304,411. At June 30, 2004, net unrealized appreciation for all securities based on tax cost was $305,671. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,918,337 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,612,666.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Principal amount stated in US dollars unless otherwise noted.
(d) Daily Assets Fund Institutional, an affiliated fund, is also managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(e) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of securities loaned at June 30, 2004 amounted to $14,400,087, which is 19.6% of total net assets.
(f) Represents collateral held in connection with securities lending.
At June 30, 2004, open written options were as follows:
Written Options	Contract Amount	Expiration Date	Strike Price	Value ($)
SEK Put	102,844	7/27/2004	7.68	6,292
JPY Put	1,516,620	7/27/2004	109.90	10,034
JPY Put	735,630	7/27/2004	109.30	6,286
Total outstanding written options (Premiums received $69,134)				22,612

(g) At June 30, 2004, these securities have been segregated, in whole or in part, to cover initial margin requirements for open futures contracts.
At June 30, 2004, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 year Canada Government Bond	9/21/2004	40	4,266,295	4,296,000	29,705
UK Treasury Bond	9/28/2004	5	524,647	529,100	4,453
10 year Japanese Government Bond	9/9/2004	1	1,230,763	1,241,329	10,566
10 year US Treasury Note	9/21/2004	25	2,713,672	2,733,203	19,531
Total net unrealized appreciation					64,255

At June 30, 2004, open futures contracts sold short were as follows:
Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 year German Federal Bond	9/8/2004	(9)	(1,015,168)	(1,018,350)	(3,182)
2 year US Treasury Note	9/30/2004	(127)	(13,727,907)	(13,803,313)	(75,406)
5 year US Treasury Note	9/21/2004	(40)	(8,403,125)	(8,421,875)	(18,750)
Total net unrealized depreciation					(97,338)

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Currency Abbreviation
EUR	Euro	JPY	Japanese Yen
PLN	Polish Zloty	GBP	British Pounds
ARS	Argentine Peso	SEK	Swedish Krona

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $67,709,934)	$ 68,064,175
Investment in Daily Assets Fund Institutional (cost $14,636,134)*	14,636,134
Investment in Scudder Cash Management QP Trust (cost $3,916,833)	3,916,833
Total investments in securities, at value (cost $86,262,901)	86,617,142
Foreign currency, at value (cost $123,576)	124,248
Receivable for investments sold	973,700
Dividends receivable	1,300
Interest receivable	1,397,281
Receivable for Portfolio shares sold	280,792
Receivable for daily variation margin on open futures contracts	27,305
Unrealized appreciation on forward foreign currency exchange contracts	223,028
Other assets	26,304
Total assets	89,671,100
Liabilities
Due to custodian bank	65,531
Payable for investments purchased	1,027,456
Payable for Portfolio shares redeemed	141,118
Payable upon return of securities loaned	14,636,134
Written options, at value (premiums received $69,134)	22,612
Unrealized depreciation on forward foreign currency exchange contracts	281,279
Net payable on closed forward foreign currency exchange contracts	2,763
Accrued management fee	32,716
Other accrued expenses and payables	46,267
Total liabilities	16,255,876
Net assets, at value	$ 73,415,224
Net Assets
Net assets consist of: Undistributed net investment income	2,698,757
Net unrealized appreciation (depreciation) on: Investments	354,241
Futures	(33,083)
Written options	46,522
Foreign currency related transactions	(70,126)
Accumulated net realized gain (loss)	451,445
Paid-in capital	69,967,468
Net assets, at value	$ 73,415,224
Class A Shares
Net asset value, offering and redemption price per share ($55,803,329 / 5,016,066 shares outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 11.12
Class B Shares
Net asset value, offering and redemption price per share ($17,611,895 / 1,589,120 shares outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 11.08

Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $2,560)	$ 16,058
Interest	2,006,019
Interest - Scudder Cash Management QP Trust	26,535
Securities lending income	4,471
Total Income	2,053,083
Expenses: Management fee	232,191
Custodian and accounting fees	31,066
Distribution service fees (Class B)	14,938
Record keeping fees (Class B)	7,373
Auditing	23,550
Legal	4,075
Trustees' fees and expenses	1,775
Reports to shareholders	3,996
Other	845
Total expenses, before expense reductions	319,809
Expense reductions	(595)
Total expenses, after expense reductions	319,214
Net investment income	1,733,869
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(373,929)
Futures	29,439
Written options	(38,870)
Foreign currency related transactions	954,994
571,634
Net unrealized appreciation (depreciation) during the period on: Investments	(4,245,216)
Futures	(38,885)
Written options	(13,130)
Foreign currency related transactions	820,378
(3,476,853)
Net gain (loss) on investment transactions	(2,905,219)
Net increase (decrease) in net assets resulting from operations	$ (1,171,350)

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income	$ 1,733,869	$ 2,379,002
Net realized gain (loss) on investment transactions	571,634	1,464,156
Net unrealized appreciation (depreciation) on investment transactions during the period	(3,476,853)	869,023
Net increase (decrease) in net assets resulting from operations	(1,171,350)	4,712,181
Distributions to shareholders from: Net investment income Class A	-	(853,600)
Net realized gains Class A	(2,822,807)	(28,838)
Class B	(547,427)	-
Portfolio share transactions: Class A Proceeds from shares sold	6,915,381	39,373,917
Reinvestment of distributions	2,822,807	882,438
Cost of shares redeemed	(12,344,197)	(41,393,653)
Net increase (decrease) in net assets from Class A share transactions	(2,606,009)	(1,137,298)
Class B Proceeds from shares sold	9,863,358	8,762,505
Reinvestment of distributions	547,428	-
Cost of shares redeemed	(341,804)	(662,224)
Net increase (decrease) in net assets from Class B share transactions	10,068,982	8,100,281
Increase (decrease) in net assets	2,921,389	10,792,726
Net assets at beginning of period	70,493,835	59,701,109
Net assets at end of period (including undistributed net investment income of $2,698,757 and $964,888, respectively)	$ 73,415,224	$ 70,493,835
Other Information
Class A Shares outstanding at beginning of period	5,264,429	5,379,967
Shares sold	593,038	3,451,262
Shares issued to shareholders in reinvestment of distributions	247,832	78,789
Shares redeemed	(1,089,233)	(3,645,589)
Net increase (decrease) in Portfolio shares	(248,363)	(115,538)
Shares outstanding at end of period	5,016,066	5,264,429
Class B Shares outstanding at beginning of period	701,718	-
Shares sold	868,981	759,236
Shares issued to shareholders in reinvestment of distributions	48,232	-
Shares redeemed	(29,811)	(57,518)
Net increase (decrease) in Portfolio shares	887,402	701,718
Shares outstanding at end of period	1,589,120	701,718

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2004[a]	2003	2002	2001[b]	2000[c]	1999[c]
Selected Per Share Data
Net asset value, beginning of period	$ 11.82	$ 11.10	$ 10.27	$ 9.86	$ 9.86	$ 11.09
Income (loss) from investment operations: Net investment income[d]	.28	.41	.45	.48	.51	.47
Net realized and unrealized gain (loss) on investment transactions	(.44)	.47	.68	.03	(.26)	(1.10)
Total from investment operations	(.16)	.88	1.13	.51	.25	(.63)
Less distributions from: Net investment income	-	(.15)	(.30)	(.10)	(.25)	(.40)
Net realized gains on investment transactions	(.54)	(.01)	-	-	-	(.20)
Total distributions	(.54)	(.16)	(.30)	(.10)	(.25)	(.60)
Net asset value, end of period	$ 11.12	$ 11.82	$ 11.10	$ 10.27	$ 9.86	$ 9.86
Total Return (%)	(1.42)**	7.85	11.30	5.23	2.57	(5.85)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	56	62	60	21	9	6
Ratio of expenses before expense reductions (%)	.83*	.83	.73	.66	1.14	1.03
Ratio of expenses after expense reductions (%)	.83*	.83	.73	.65	1.10	1.01
Ratio of net investment income (%)	4.92*	3.60	4.26	4.76	5.26	4.57
Portfolio turnover rate (%)	310*	160	65	27	154	212

a For the six months ended June 30, 2004 (Unaudited).
b As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.04, increase net realized and unrealized gains and losses per share by $.04 and decrease the ratio of net investment income to average net assets from 5.16% to 4.76%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
c On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Per share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
d Based on average shares outstanding during the period.
* Annualized ** Not annualized

Class B

	2004[a]	2003[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.78	$ 11.44
Income (loss) from investment operations: Net investment income[c]	.26	.17
Net realized and unrealized gain (loss) on investment transactions	(.42)	.17
Total from investment operations	(.16)	.34
Less distributions from: Net realized gains on investment transactions	(.54)	-
Net asset value, end of period	$ 11.08	$ 11.78
Total Return (%)	(1.51)**	2.97**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18	8
Ratio of expenses (%)	1.20*	1.26*
Ratio of net investment income (%)	4.55*	1.80*
Portfolio turnover rate (%)	310*	160

a For the six months ended June 30, 2004 (Unaudited).
b For the period from May 1, 2003 (commencement of operations of Class B shares) to December 31, 2003.
c Based on average shares outstanding during the period.
* Annualized ** Not annualized

Management Summary June 30, 2004

Scudder Technology Growth Portfolio

After opening the year on a strong note, technology stocks fell victim to profit-taking in the second quarter. The sector finished the first half with a flat return, making it the worst performer among the 10 S&P industry sectors. For the six-month period ended June 30, 2004, the portfolio returned 0.11% (Class A shares, unadjusted for contract charges). In comparison, the Goldman Sachs Technology Index returned 0.75% and the Russell 1000 Growth Index returned 2.74%. Performance was helped by strong stock selection within semiconductors and positions in Ericsson (not held as of June 30, 2004), Symantec and Agilent Technologies. BEA Systems and EMC were notable detractors, but we remain confident in the long-term outlook for both. Performance was also penalized by stock selection in IT services and an underweight in Yahoo!, a top performer for the period.

Upon assuming management duties in February, we trimmed the portfolio's position in large caps and purchased a number of small- and mid-cap stocks. In the process, we created a more diversified portfolio that is balanced among large-cap technology stocks that we believe represent an attractive value and smaller companies that are likely to experience rapid earnings growth. The portfolio also holds a larger weighting in international tech stocks. Recent additions include Samsung Electronics, of Korea, and Quanta Computer, of Taiwan. In total, we believe the changes we have made to the portfolio will help us achieve our ultimate goal of long-term outperformance.

Ian Link
Lead Manager

Anne Meisner
Portfolio Manager
Deutsche Investment Management Americas Inc.

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. Please see scudder.com for the product's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Information concerning the portfolio holdings of the portfolio as of month-end is available upon request on the 16th of the following month.

Risk Considerations

Investments by the portfolio in small companies present greater risk of loss than investments in larger, more established companies. Concentration of the portfolio's investment in technology stocks may present a greater risk than investments in a more diversified portfolio. Investments by the portfolio in emerging technology companies present greater risk than investments in more established technology companies. This portfolio is non-diversified and can take larger positions in fewer companies, increasing its overall potential risk. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

The Goldman Sachs Technology Index is an unmanaged, capitalization-weighted index based on a universe of technology-related stocks. Index returns assume reinvestment of all distributions and do not reflect fees or expenses. It is not possible to invest directly into an index.

The Russell 1000 Growth Index is an unmanaged, capitalization-weighted index containing those securities in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of all distributions and do not reflect fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of June 30, 2004, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Investment Portfolio June 30, 2004 (Unaudited)

Scudder Technology Growth Portfolio

	Shares	Value ($)

Common Stocks 93.3%
Consumer Discretionary 3.5%
Internet & Catalog Retail
eBay, Inc.*	97,700	8,983,515
Information Technology 89.1%
Communications Equipment 14.9%
Andrew Corp.*	96,900	1,938,969
Avaya, Inc.*	14,700	232,113
Avocent Corp.* (d)	58,800	2,160,312
Cisco Systems, Inc.*	469,900	11,136,630
Corning, Inc.*	331,700	4,332,002
Juniper Networks, Inc.* (d)	108,400	2,663,388
Motorola, Inc.	515,084	9,400,283
QUALCOMM, Inc.	95,558	6,973,823
		38,837,520
Computers & Peripherals 14.6%
ATI Technologies, Inc.*	79,100	1,491,826
Dell, Inc.*	168,075	6,020,447
EMC Corp.*	797,700	9,093,780
Hewlett-Packard Co.	623,352	13,152,727
Lexmark International, Inc.*	51,125	4,935,096
Network Appliance, Inc.*	89,100	1,918,323
Quanta Computer, Inc.	709,000	1,508,735
		38,120,934
Electronic Equipment & Instruments 4.0%
Agilent Technologies, Inc.*	184,322	5,396,948
Celestica, Inc.* (d)	96,400	1,923,180
Flextronics International Ltd.*	200,100	3,191,595
		10,511,723
Internet Software & Services 2.8%
Check Point Software Technologies Ltd.* (d)	155,200	4,188,848
Yahoo!, Inc.*	87,000	3,160,710
		7,349,558
IT Consulting & Services 7.6%
Accenture Ltd. "A"*	100,500	2,761,740
Affiliated Computer Services, Inc. "A"*	78,800	4,171,672
BearingPoint, Inc.* (d)	54,400	482,528
Cognizant Technology Solutions Corp.*	54,600	1,387,386
First Data Corp.	75,379	3,355,873
Paychex, Inc.	100,708	3,411,987
Unisys Corp.*	298,500	4,143,180
		19,714,366
	Shares	Value ($)

Semiconductors & Semiconductor Equipment 22.7%
Analog Devices, Inc.	54,378	2,560,116
ASML Holding NV*	138,337	2,366,946
Atmel Corp.* (d)	96,800	573,056
Broadcom Corp. "A"*	126,158	5,900,410
Infineon Technologies AG (ADR)* (d)	133,600	1,816,960
Intel Corp.	510,789	14,097,776
KLA-Tencor Corp.*	38,700	1,911,006
Konnklijke (Royal) Philips Electronics NV (ADR)	91,900	2,499,680
Linear Technology Corp.	64,040	2,527,659
Maxim Integrated Products, Inc.	93,637	4,908,452
Microchip Technology, Inc.	96,500	3,043,610
National Semiconductor Corp.*	209,900	4,615,701
Novellus Systems, Inc.*	82,000	2,578,080
Samsung Electronics Co., Ltd.	3,900	1,611,347
Texas Instruments, Inc.	266,644	6,447,452
Xilinx, Inc.	49,466	1,647,712
		59,105,963
Software 22.5%
Amdocs Ltd.*	43,400	1,016,862
BEA Systems, Inc.*	461,958	3,797,295
Electronic Arts, Inc.*	55,620	3,034,071
Intuit, Inc.*	98,313	3,792,915
Microsoft Corp.	791,146	22,595,130
Oracle Corp.*	775,500	9,251,715
SAP AG (ADR) (d)	49,700	2,077,957
Symantec Corp.*	77,000	3,371,060
TIBCO Software, Inc.* (d)	524,900	4,435,405
VERITAS Software Corp.*	187,856	5,203,611
		58,576,021
Telecommunication Services 0.7%
Wireless Telecommunication Services
Telefonaktiebolaget LM Ericsson (ADR)* (d)	60,600	1,813,152
Total Common Stocks (Cost $203,662,563)		243,012,752

Securities Lending Collateral 3.3%
Daily Assets Fund Institutional, 1.15% (c) (e) (Cost $8,541,204)	8,541,204	8,541,204

Cash Equivalents 3.4%
Scudder Cash Management QP Trust, 1.20% (b) (Cost $8,829,214)	8,829,214	8,829,214
Total Investment Portfolio - 100.0% (Cost $221,032,981) (a)		260,383,170

Notes to Scudder Technology Growth Portfolio

* Non-income producing security.
(a) The cost for federal income tax purposes was $240,932,218. At June 30, 2004, net unrealized appreciation for all securities based on tax cost was $19,450,952. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $23,694,022 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,243,070.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Daily Assets Fund Institutional, an affiliated Fund, is managed by Deutsche Asset Management, Inc. The rate shown is the seven-day yield at period end.
(d) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2004 amounted to $8,378,578 which is 3.3% of total net assets.
(e) Represents collateral held in connection with securities lending.
At June 30, 2004, open written options were as follows:
Written Options	Contract Amount	Expiration Date	Strike Price	Value ($)
Broadcom Corp. Call	318	7/17/2004	45.00	(63,215)
Telefonaktiebolaget LM Ericsson Call	606	7/17/2004	30.00	(54,540)
TIBCO Software, Inc. Call	269	7/16/2004	9.00	(3,059)
Total outstanding written options (Premiums received $94,468)				(120,814)

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $203,662,563)	$ 243,012,752
Investment in Daily Assets Fund Institutional (cost $8,541,204)*	8,541,204
Investment in Scudder Cash Management QP Trust (cost $8,829,214)	8,829,214
Total investments in securities, at value (cost $221,032,981)	260,383,170
Margin deposit	126,100
Foreign currency, at value (cost $184,086)	185,044
Receivable for investments sold	4,546,803
Dividends receivable	72,304
Interest receivable	5,308
Receivable for Portfolio shares sold	108,832
Foreign taxes recoverable	69
Total assets	265,427,630
Liabilities
Due to custodian	671
Payable for investments purchased	1,560,913
Payable for Portfolio shares redeemed	75,390
Payable upon return of securities loaned	8,541,204
Written options, at value (premiums received $94,468)	120,814
Accrued management fee	150,182
Other accrued expenses and payables	115,877
Total liabilities	10,565,051
Net assets, at value	$ 254,862,579
Net Assets
Net assets consist of: Accumulated net investment loss	$ (631,089)
Net unrealized appreciation (depreciation) on: Investments	39,350,189
Written options	(26,346)
Foreign currency related transactions	929
Accumulated net realized gain (loss)	(287,787,902)
Paid-in capital	503,956,798
Net assets, at value	$ 254,862,579
Class A Net Asset Value, offering and redemption price per share ($239,444,000 / 27,041,304 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.85
Class B Net Asset Value, offering and redemption price per share ($15,418,579 / 1,754,201 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.79

* Represents collateral on securities loaned.
Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $8,643)	$ 433,255
Interest - Scudder Cash Management QP Trust	27,499
Securities lending income	8,717
Total Income	469,471
Expenses: Management fee	971,486
Custodian and accounting fees	41,302
Distribution service fees (Class B)	16,157
Record keeping fees (Class B)	8,723
Auditing	15,810
Trustees' fees and expenses	4,457
Reports to shareholders	28,960
Other	11,661
Total expenses, before expense reductions	1,098,556
Expense reductions	(796)
Total expenses, after expense reductions	1,097,760
Net investment income (loss)	(628,289)
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	11,310,084
Written options	452,215
Foreign currency related transactions	(5,089)
11,757,210
Net unrealized appreciation (depreciation) during the period on: Investments	(11,637,880)
Written options	(26,346)
Foreign currency related transactions	929
(11,663,297)
Net gain (loss) on investment transactions	93,913
Net increase (decrease) in net assets resulting from operations	$ (534,376)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income (loss)	$ (628,289)	$ (1,109,123)
Net realized gain (loss)	11,757,210	(64,854,046)
Net unrealized appreciation (depreciation) on investment transactions during the period	(11,663,297)	148,935,889
Net increase (decrease) in net assets resulting from operations	(534,376)	82,972,720
Portfolio share transactions: Class A Proceeds from shares sold	23,013,011	51,551,950
Cost of shares redeemed	(39,753,596)	(94,728,478)
Net increase (decrease) in net assets from Class A share transactions	(16,740,585)	(43,176,528)
Class B Proceeds from shares sold	5,054,439	9,021,390
Cost of shares redeemed	(345,993)	(349,231)
Net increase (decrease) in net assets from Class B share transactions	4,708,446	8,672,159
Increase (decrease) in net assets	(12,566,515)	48,468,351
Net assets at beginning of period	267,429,094	218,960,743
Net assets at end of period (including accumulated net investment loss of $631,089 and $2,800, respectively)	$ 254,862,579	$ 267,429,094
Other Information
Class A Shares outstanding at beginning of period	29,035,542	36,318,161
Shares sold	2,586,004	7,017,960
Shares redeemed	(4,580,242)	(14,300,579)
Net increase (decrease) in Portfolio shares	(1,994,238)	(7,282,619)
Shares outstanding at end of period	27,041,304	29,035,542
Class B Shares outstanding at beginning of period	1,217,540	51,379
Shares sold	576,862	1,206,790
Shares redeemed	(40,201)	(40,629)
Net increase (decrease) in Portfolio shares	536,661	1,166,161
Shares outstanding at end of period	1,754,201	1,217,540

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2004[a]	2003	2002	2001	2000[b]	1999[b,c]
Selected Per Share Data
Net asset value, beginning of period	$ 8.84	$ 6.02	$ 9.36	$ 13.87	$ 17.77	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[d]	(.02)	(.04)	(.03)	.01	.04	.05
Net realized and unrealized gain (loss) on investment transactions	.03	2.86	(3.30)	(4.50)	(3.84)	7.72
Total from investment operations	.01	2.82	(3.33)	(4.49)	(3.80)	7.77
Less distributions from: Net investment income	-	-	(.01)	(.02)	-	-
Net realized gains on investment transactions	-	-	-	-	(.10)	-
Total distributions	-	-	(.01)	(.02)	(.10)	-
Net asset value, end of period	$ 8.85	$ 8.84	$ 6.02	$ 9.36	$ 13.87	$ 17.77
Total Return (%)	.11**	46.84	(35.52)	(32.39)	(21.57)	77.70e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	239	257	219	351	270	84
Ratio of expenses before expense reductions (%)	.83*	.86	.80	.81	.82	1.19*
Ratio of expenses after expense reductions (%)	.83*	.86	.80	.81	.82	.94*
Ratio of net investment income (loss) (%)	(.47)*	(.50)	(.37)	.12	.21	.60*
Portfolio turnover rate (%)	131*	66	64	56	107	34*

a For the six months ended June 30, 2004 (Unaudited).
b On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Per share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
c For the period from May 1, 1999 (commencement of operations) to December 31, 1999.
d Based on average shares outstanding during the period.
e Total return would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Class B

Years Ended December 31,	2004[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 8.80	$ 6.01	$ 6.32
Income (loss) from investment operations: Net investment income (loss)[c]	(.04)	(.07)	(.02)
Net realized and unrealized gain (loss) on investment transactions	.03	2.86	(.29)
Total from investment operations	(.01)	2.79	(.31)
Net asset value, end of period	$ 8.79	$ 8.80	$ 6.01
Total Return (%)	(.11)**	46.42	(4.75)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	15	11.3
Ratio of expenses (%)	1.21*	1.25	1.06*
Ratio of net investment income (loss) (%)	(.85)*	(.89)	(.79)*
Portfolio turnover rate (%)	131*	66	64

a For the six months ended June 30, 2004 (Unaudited).
b For the period from July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
* Annualized ** Not annualized

Management Summary June 30, 2004

Scudder Total Return Portfolio

Mixed signals muted equity and fixed-income returns for the six-month period ending June 30, 2004. Whereas economic growth and strong corporate earnings lifted the markets, geopolitical risks, high oil prices and concerns over inflation took their toll on overall performance. Even in this climate of mixed messages, the portfolio delivered a positive total return of 2.06% (Class A shares, unadjusted for contract charges, and for the six-month period ended June 30, 2004), as both the equity and fixed-income portions of the portfolio posted strong relative performance. The portfolio's benchmarks, the Lehman Brothers Aggregate Bond Index and the Standard and Poor's 500 (S&P 500) index, returned 0.15% and 3.44%, respectively.

The equity portfolio benefited as investors abandoned the lower-quality, early-cycle stocks that dominated market performance in 2003 and gravitated to higher-quality names such as those held in the portfolio. During the first half of 2004, security selection, specifically within the health care sector, was additive to equity returns as the medical equipment and biotechnology industries continued to be focal points of the portfolio. Examples of strength within the equity portfolio's health care holdings include Genentech, Gilead Sciences and Zimmer Holdings. Further contributing to equity returns was the portfolio's overweight position in energy stocks. While the spike in oil prices provided the catalyst for the near-term outperformance of the sector, the equity portfolio has been overweight in energy since early last year based on the long-term growth opportunities that we feel exist. Positioning in the technology sector, specifically semiconductors and semiconductor equipment, detracted from performance as investors sold off due to concerns over slowing growth within the industry.

Over the period, volatility continued within the fixed-income markets as Treasury rates declined in the first quarter in response to disappointing job-creation reports. Treasury yields then spiked - with the yield of the 10-year Treasury note increasing 24 basis points in just one day - when a surprisingly strong jobs report came out in April. During the period, mortgages outperformed comparable Treasuries and were a significant contributor to performance. Although underperforming Treasuries in the second quarter, our overall overweight in the asset-backed sector boosted six-month returns. Credit (corporate bonds) was the worst-performing sector in the investment-grade universe during the first half of the year. Concerns about valuations in the context of a rising-interest-rate environment have halted the sector's momentum. But the good news again this quarter is that individual security selection has generated positive returns from the credit sector for the portfolio.

Julie M. Van Cleave
Jack A. Zehner
Thomas J. Schmid
Portfolio Managers - Equity portion of the Portfolio

J. Christopher Gagnier
Gary W. Bartlett
Andrew P. Cestone
Daniel R. Taylor
Thomas Flaherty
Warren S. Davis
William T. Lissenden
Timothy C. Vile
Brett Diment
Portfolio Managers - Fixed Income portion of the Portfolio

Janet Campagna, Portfolio Manager - Asset Allocation portion of the Portfolio

Deutsche Investment Management Americas Inc.

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. Please see scudder.com for the product's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Information concerning the portfolio holdings of the portfolio as of month-end is available upon request on the 16th of the following month.

Risk Considerations

The portfolio is subject to stock market risk, meaning stocks in the portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. The portfolio also invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

The Lehman Brothers Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities.

The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index returns assume reinvested dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of June 30, 2004, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Investment Portfolio June 30, 2004 (Unaudited)

Scudder Total Return Portfolio

	Shares	Value ($)

Common Stocks 62.8%
Consumer Discretionary 8.2%
Automobiles 1.0%
Harley-Davidson, Inc.	112,200	6,949,668
Hotels Restaurants & Leisure 1.6%
International Game Technology	170,200	6,569,720
YUM! Brands, Inc.*	105,900	3,941,598
		10,511,318
Internet & Catalog Retail 0.4%
eBay, Inc.*	27,300	2,510,235
Media 2.6%
Comcast Corp., "A"*	117,600	3,246,936
McGraw-Hill, Inc.	64,700	4,954,079
Omnicom Group, Inc.	75,800	5,752,462
Viacom, Inc. "B"	109,239	3,902,017
		17,855,494
Multiline Retail 1.3%
Kohl's Corp.*	51,400	2,173,192
Target Corp.	158,700	6,739,989
		8,913,181
Specialty Retail 1.3%
Bed Bath & Beyond, Inc.*	33,900	1,303,455
Home Depot, Inc.	28,700	1,010,240
Lowe's Companies, Inc.	64,600	3,394,730
Staples, Inc.	95,400	2,796,174
		8,504,599
Consumer Staples 7.6%
Beverages 2.1%
PepsiCo, Inc.	185,120	9,974,266
The Coca-Cola Co.	85,000	4,290,800
		14,265,066
Food & Drug Retailing 2.3%
Wal-Mart Stores, Inc.	205,400	10,836,904
Walgreen Co.	131,000	4,743,510
		15,580,414
Food Products 0.6%
Dean Foods Co.*	32,400	1,208,844
Hershey Foods Corp.	56,400	2,609,628
		3,818,472
Household Products 2.6%
Colgate-Palmolive Co.	143,500	8,387,575
Procter & Gamble Co.	173,000	9,418,120
		17,805,695
Energy 4.5%
Energy Equipment & Services 2.5%
Baker Hughes, Inc.	119,200	4,487,880
Nabors Industries Ltd.*	150,600	6,810,132
Schlumberger Ltd.	86,800	5,512,668
		16,810,680
	Shares	Value ($)

Oil & Gas 2.0%
Burlington Resources, Inc.	122,800	4,442,904
ConocoPhillips	76,800	5,859,072
EOG Resources, Inc.	54,400	3,248,224
		13,550,200
Financials 6.8%
Banks 0.8%
Bank of America Corp.	59,600	5,043,352
Capital Markets 1.6%
Goldman Sachs Group, Inc.	21,300	2,005,608
Lehman Brothers Holdings, Inc.	27,700	2,084,425
Morgan Stanley	92,200	4,865,394
State Street Corp.	43,600	2,138,144
		11,093,571
Consumer Finance 1.3%
American Express Co.	168,700	8,667,806
Diversified Financial Services 1.7%
Citigroup, Inc.	146,799	6,826,154
Fannie Mae	62,800	4,481,408
		11,307,562
Insurance 1.4%
AFLAC, Inc.	77,900	3,179,099
American International Group, Inc.	87,137	6,211,125
		9,390,224
Health Care 14.3%
Biotechnology 2.9%
Amgen, Inc.*	18,400	1,004,088
Genentech, Inc.*	228,200	12,824,840
Gilead Sciences, Inc.*	82,000	5,494,000
		19,322,928
Health Care Equipment & Supplies 3.6%
Baxter International, Inc.	104,900	3,620,099
Boston Scientific Corp.*	92,100	3,941,880
C.R. Bard, Inc.	45,600	2,583,240
Hospira, Inc.*	16,650	459,540
Medtronic, Inc.	114,500	5,578,440
Zimmer Holdings, Inc.*	93,300	8,229,060
		24,412,259
Health Care Providers & Services 1.1%
UnitedHealth Group, Inc.	122,800	7,644,300
Pharmaceuticals 6.7%
Abbott Laboratories	166,500	6,786,540
Eli Lilly & Co.	109,300	7,641,163
Johnson & Johnson	220,766	12,296,666
Merck & Co., Inc.	79,500	3,776,250
Pfizer, Inc.	421,775	14,458,447
		44,959,066
Industrials 4.6%
Aerospace & Defense 1.2%
United Technologies Corp.	87,600	8,013,648
	Shares	Value ($)

Air Freight & Logistics 0.7%
FedEx Corp.	58,800	4,803,372
Industrial Conglomerates 2.7%
3M Co.	47,000	4,230,470
General Electric Co.	438,500	14,207,400
		18,437,870
Information Technology 15.7%
Communications Equipment 1.8%
Cisco Systems, Inc.*	515,800	12,224,460
Computers & Peripherals 2.6%
Dell, Inc.*	91,100	3,263,202
EMC Corp.*	542,200	6,181,080
International Business Machines Corp.	89,500	7,889,425
		17,333,707
IT Consulting & Services 1.2%
Accenture Ltd. "A"*	61,300	1,684,524
Fiserv, Inc.*	117,700	4,577,353
Paychex, Inc.	57,800	1,958,264
		8,220,141
Semiconductors & Semiconductor Equipment 4.6%
Applied Materials, Inc.*	210,400	4,128,048
Intel Corp.	530,700	14,647,320
Linear Technology Corp.	127,500	5,032,425
Texas Instruments, Inc.	288,900	6,985,602
		30,793,395
Software 5.5%
Adobe Systems, Inc.	21,400	995,100
BEA Systems, Inc.*	76,300	627,186
Electronic Arts, Inc.*	116,000	6,327,800
Intuit, Inc.*	56,200	2,168,196
Microsoft Corp.	639,800	18,272,688
MicroStrategy, Inc.*	22	939
Oracle Corp.*	269,400	3,213,942
Symantec Corp.*	74,100	3,244,098
VERITAS Software Corp.*	73,600	2,038,720
		36,888,669
Materials 0.5%
Chemicals
Ecolab, Inc.	106,000	3,360,200
Telecommunication Services 0.6%
Diversified Telecommunication Services 0.2%
Verizon Communications, Inc.	37,900	1,371,601
Wireless Telecommunication Services 0.4%
AT&T Wireless Services, Inc.*	186,300	2,667,816
Total Common Stocks (Cost $336,519,362)		423,030,969

Warrants 0.0%
MircoStrategy, Inc.* (Cost $0)	96	10

	Shares	Value ($)

Convertible Preferred Stocks 0.0%
Hercules Trust II (Cost $75,312)	120	90,000

	Principal Amount ($)	Value ($)

Convertible Bond 0.0%
DIMON, Inc., 6.25%, 3/31/2007 (Cost $46,141)	50,000	46,000

Corporate Bonds 9.0%
Consumer Discretionary 1.0%
Adesa, Inc., 7.625%, 6/15/2012	35,000	35,306
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011	45,000	42,300
Boca Resorts, Inc., 9.875%, 4/15/2009	65,000	68,412
Buffets, Inc., 11.25%, 7/15/2010	20,000	20,900
Cablevision Systems Corp.144A, 5.67%, 4/1/2009**	55,000	56,375
Carrols Corp., 9.5%, 12/1/2008	30,000	31,050
Choctaw Resort Development Enterprises, 9.25%, 4/1/2009	80,000	86,000
Circus & Eldorado, 10.125%, 3/1/2012	45,000	45,225
Comcast Cable Communications:
6.2%, 11/15/2008	120,000	127,843
8.375%, 3/15/2013	577,000	677,366
CSC Holdings, Inc., 7.875%, 12/15/2007	80,000	83,200
DaimlerChrysler NA Holdings Corp., 4.75%, 1/15/2008	1,065,000	1,073,826
Dex Media East LLC/Financial, 12.125%, 11/15/2012	190,000	221,825
DIMON, Inc., Series B, 9.625%, 10/15/2011	150,000	151,500
EchoStar DBS Corp., 6.375%, 10/1/2011	60,000	59,100
General Motors Corp., 8.25%, 7/15/2023	85,000	89,016
Herbst Gaming, Inc., 144A, 8.125%, 6/1/2012	35,000	35,481
International Game Technology, 8.375%, 5/15/2009	80,000	94,115
Jacobs Entertainment Co., 11.875%, 2/1/2009	80,000	88,000
Liberty Media Corp., Series A, 3.02%, 9/17/2006	1,111,000	1,131,587
Lin Television Corp., 6.5%, 5/15/2013	40,000	38,600
Mail-Well I Corp., 144A, 7.875%, 12/1/2013	35,000	31,850
Mediacom LLC, 9.5%, 1/15/2013	70,000	67,550
MGM MIRAGE, 8.375%, 2/1/2011	50,000	52,250
Park Place Entertainment Corp., 9.375%, 2/15/2007	10,000	10,863
PEI Holding, Inc., 11.0%, 3/15/2010	60,000	69,600
Petro Stopping Centers, 144A, 9.0%, 2/15/2012	115,000	113,850
Premier Entertainment Biloxi LLC/Finance, 144A, 10.75%, 2/1/2012	35,000	36,750
	Principal Amount ($)	Value ($)

PRIMEDIA, Inc.:
144A, 6.615%, 5/15/2010	55,000	55,756
8.875%, 5/15/2011	50,000	49,500
Reader's Digest Association, Inc., 6.5%, 3/1/2011	25,000	24,406
Rent-Way Inc., 11.875%, 6/15/2010	15,000	16,463
Schuler Homes, Inc., 10.5%, 7/15/2011	95,000	108,419
Scientific Games Corp., 12.5%, 8/15/2010	50,000	58,125
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012	120,000	122,700
8.75%, 12/15/2011	45,000	48,150
Sonic Automotive, Inc., 8.625%, 8/15/2013	30,000	31,275
Tele-Communications, Inc., 9.875%, 6/15/2022	670,000	882,485
Toys "R" Us, Inc.:
7.375%, 10/15/2018	120,000	110,850
7.875%, 4/15/2013	35,000	35,131
United Auto Group, Inc., 9.625%, 3/15/2012	65,000	71,175
Venetian Casino Resort LLC, 11.0%, 6/15/2010	45,000	51,975
VICORP Restaurants, Inc., 144A, 10.5%, 4/15/2011	40,000	39,800
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009	45,000	47,700
Williams Scotsman, Inc., 9.875%, 6/1/2007	45,000	44,663
Worldspan LP/WS Finance Corp., 9.625%, 6/15/2011	30,000	30,600
		6,468,913
Consumer Staples 0.1%
Agrilink Foods, Inc., 11.875%, 11/1/2008	15,000	15,863
Gold Kist, Inc., 144A, 10.25%, 3/15/2014	45,000	48,825
North Atlantic Trading Co., 144A, 9.25%, 3/1/2012	55,000	53,212
Pinnacle Foods Holding Corp., 144A, 8.25%, 12/1/2013	25,000	24,125
Rite Aid Corp., 7.3%, 3/10/2019	169	160
Standard Commercial Corp., 144A, 8.0%, 4/15/2012	40,000	39,200
Stater Brother's Holdings, Inc.:
144A, 5.06%, 6/15/2010	45,000	45,731
144A, 8.125%, 6/15/2012	40,000	40,150
Swift & Co., 12.5%, 1/1/2010	25,000	26,750
United Agri Products, 144A, 8.25%, 12/15/2011	30,000	33,450
Wornick Co., 144A, 10.875%, 7/15/2011	35,000	35,787
		363,253
Energy 1.2%
Avista Corp., 9.75%, 6/1/2008	100,000	117,500
Chesapeake Energy Corp.:
144A, 7.5%, 6/15/2014	15,000	15,450
9.0%, 8/15/2012	35,000	39,375
	Principal Amount ($)	Value ($)

Citgo Petroleum Corp., 11.375%, 2/1/2011	155,000	179,800
El Paso Production Holdings Corp., 7.75%, 6/1/2013	125,000	114,688
FirstEnergy Corp., Series B, 6.45%, 11/15/2011	75,000	77,757
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007	65,000	65,975
Pedernales Electric Cooperative, Series 02-A, 144A, 6.202%, 11/15/2032	2,090,000	2,090,313
Pemex Project Funding Master Trust, 144A, 2.82%, 6/15/2010	805,000	808,622
Pioneer Natural Resources Co., 9.625%, 4/1/2010	2,345,000	2,876,759
Range Resources Corp., 144A, 7.375%, 7/15/2013	15,000	14,925
Southern Natural Gas, 8.875%, 3/15/2010	65,000	71,013
Stone Energy Corp., 8.25%, 12/15/2011	80,000	83,400
Tri-State Generation & Transmission Association, 144A, 7.144%, 7/31/2033	1,340,000	1,391,027
Williams Cos., Inc.:
144A, 6.75%, 4/15/2009	35,000	34,388
8.125%, 3/15/2012	20,000	21,350
8.75%, 3/15/2032	75,000	75,000
		8,077,342
Financials 3.0%
Ahold Finance USA, Inc., 6.25%, 5/1/2009	130,000	127,400
Americredit Corp., 9.25%, 5/1/2009	100,000	105,250
ASIF Global Finance, 144A, 4.9%, 1/17/2013	1,340,000	1,308,679
BF Saul REIT, 7.5%, 3/1/2014	95,000	94,050
Capital One Bank:
5.0%, 6/15/2009	900,000	902,576
5.125%, 2/15/2014	565,000	534,620
Consolidated Communications Holdings, 144A, 9.75%, 4/1/2012	35,000	35,525
DA-Lite Screen Co., Inc., 144A, 9.5%, 5/15/2011	45,000	46,800
Dollar Financial Group, Inc.:
9.75%, 11/15/2011	35,000	36,575
144A, 9.75%, 11/15/2011	10,000	10,450
E*TRADE Financial Corp., 144A, 8.0%, 6/15/2011	75,000	74,625
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024	85,000	95,207
Ford Motor Credit Co.:
5.8%, 1/12/2009	1,000,000	1,009,399
6.875%, 2/1/2006	2,448,000	2,567,700
General Motors Acceptance Corp.:
5.625%, 5/15/2009	130,000	129,740
6.75%, 1/15/2006	4,910,000	5,144,948
6.875%, 9/15/2011	630,000	645,937
Goldman Sachs Group, Inc.:
5.15%, 1/15/2014	970,000	931,508
6.345%, 2/15/2034	700,000	657,351
HSBC Bank USA, 4.625%, 4/1/2014	1,130,000	1,051,863
iStar Financial, Inc., 6.0%, 12/15/2010	75,000	74,531
Morgan Stanley, 4.75%, 4/1/2014	2,280,000	2,103,576
	Principal Amount ($)	Value ($)

Poster Financial Group, 144A, 8.75%, 12/1/2011	60,000	61,050
PXRE Capital Trust I, 8.85%, 2/1/2027	45,000	45,056
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	80,000	92,800
Rabobank Capital Fund II, 144A, 1.0%, 12/29/2049	110,000	106,445
RAM Holdings Ltd., 144A, 6.875%, 4/1/2024	1,500,000	1,398,604
Republic New York Corp., 5.875%, 10/15/2008	985,000	1,039,067
Thornburg Mortgage, Inc., 8.0%, 5/15/2013	55,000	55,825
UGS Corp., 144A, 10.0%, 6/1/2012	15,000	15,975
Universal City Development, 11.75%, 4/1/2010	80,000	92,600
		20,595,732
Health Care 0.5%
AmerisourceBergen Corp., 7.25%, 11/15/2012	55,000	56,375
Curative Health Services, Inc., 144A, 10.75%, 5/1/2011	25,000	24,000
Hanger Orthopedic Group, Inc., 10.375%, 2/15/2009	40,000	40,900
Health Care Service Corp., 144A, 7.75%, 6/15/2011	2,695,000	3,069,158
InSight Health Services Corp., 9.875%, 11/1/2011	25,000	26,750
Interactive Health LLC, 144A, 7.25%, 4/1/2011	45,000	40,050
Team Health, Inc., 144A, 9.0%, 4/1/2012	20,000	19,200
Tenet Healthcare Corp.:
6.375%, 12/1/2011	185,000	161,875
144A, 9.875%, 7/1/2014	15,000	15,262
		3,453,570
Industrials 0.5%
Aeari Co. I, 144A, 8.25%, 4/15/2012	30,000	30,600
Allied Waste North America, Inc., 144A, 5.75%, 2/15/2011	105,000	99,487
AMI Semiconductor, Inc., 10.75%, 2/1/2013	40,000	46,700
Argo-Tech Corp., 144A, 9.25%, 6/1/2011	40,000	41,200
BAE System 2001 Asset Trust, "B", Series B 2001, 144A, 7.156%, 12/15/2011	317,307	337,737
Browning-Ferris Industries:
7.4%, 9/15/2035	60,000	53,400
9.25%, 5/1/2021	15,000	16,200
Clean Harbors, Inc., 144A, 11.25%, 7/15/2012	30,000	30,300
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010	95,000	96,425
Collins & Aikman Products, 10.75%, 12/31/2011	75,000	75,375
Cornell Companies, Inc., 144A, 10.75%, 7/1/2012	45,000	45,450
Corrections Corp. of America, 9.875%, 5/1/2009	70,000	77,700
Dana Corp.:
7.0%, 3/1/2029	120,000	115,200
9.0%, 8/15/2011	50,000	58,500
	Principal Amount ($)	Value ($)

Delta Air Lines, Inc.:
Series 02-1, 6.417%, 7/2/2012	315,000	325,828
Series 2002-1, 6.718%, 1/2/2023	297,326	306,224
Eagle-Picher, Inc., 9.75%, 9/1/2013	30,000	32,250
Erico International Corp., 144A, 8.875%, 3/1/2012	35,000	35,700
Flextronics International Ltd., 6.5%, 5/15/2013	50,000	48,750
Golden State Petroleum Transportation, 8.04%, 2/1/2019	50,000	50,709
Hercules, Inc.:
144A, 6.75%, 10/15/2029	60,000	57,600
11.125%, 11/15/2007	75,000	87,750
Hornbeck Offshore Services, Inc., 10.625%, 8/1/2008	75,000	81,844
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011	75,000	83,438
ISP Holdings, Inc., Series B, 10.625%, 12/15/2009	35,000	38,500
Kansas City Southern:
7.5%, 6/15/2009	55,000	55,000
9.5%, 10/1/2008	90,000	97,762
Laidlaw International, Inc., 10.75%, 6/15/2011	55,000	60,019
Meritage Corp., 7.0%, 5/1/2014	55,000	52,250
Millennium America, Inc.:
7.625%, 11/15/2026	115,000	98,325
9.25%, 6/15/2008	60,000	64,500
144A, 9.25%, 6/15/2008	20,000	21,500
Mobile Mini, Inc., 9.5%, 7/1/2013	25,000	27,375
Samsonite Corp., 144A, 8.875%, 6/1/2011	50,000	51,750
Sea Containers Ltd., 10.5%, 5/15/2012	40,000	40,150
Seabulk International, Inc., 9.5%, 8/15/2013	30,000	30,788
Ship Finance International Ltd., 144A, 8.5%, 12/15/2013	75,000	72,375
Technical Olympic USA, Inc.:
7.5%, 3/15/2011	30,000	27,900
10.375%, 7/1/2012	55,000	57,337
The Brickman Group, Ltd., Series B, 11.75%, 12/15/2009	50,000	57,500
United Rentals North America, Inc., 6.5%, 2/15/2012	80,000	75,600
Westlake Chemical Corp., 8.75%, 7/15/2011	40,000	43,400
		3,206,398
Information Technology 0.0%
Activant Solutions, Inc., 10.5%, 6/15/2011	45,000	47,475
DigitalNet, Inc., 9.0%, 7/15/2010	42,000	44,835
Itron, Inc., 144A, 7.75%, 5/15/2012	10,000	10,025
		102,335
Materials 0.5%
ARCO Chemical Co., 9.8%, 2/1/2020	185,000	181,300
Caraustar Industries, Inc., 9.875%, 4/1/2011	45,000	44,775
Dayton Superior Corp., 10.75%, 9/15/2008	50,000	50,250
Dow Chemical Co., 7.0%, 8/15/2005	1,625,000	1,696,131
	Principal Amount ($)	Value ($)

Equistar Chemicals LP:
8.75%, 2/15/2009	65,000	67,762
10.625%, 5/1/2011	15,000	16,650
Euramax International, Inc., 8.5%, 8/15/2011	40,000	41,600
Georgia-Pacific Corp.:
144A, 8.0%, 1/15/2024	305,000	305,000
9.375%, 2/1/2013	100,000	114,500
Huntsman Advanced Materials LLC, 144A, 11.0%, 7/15/2010	65,000	73,288
Huntsman International LLC, 11.625%, 10/15/2010	70,000	77,350
IMC Global, Inc., 10.875%, 8/1/2013	70,000	83,475
International Steel Group, Inc., 144A, 6.5%, 4/15/2014	115,000	107,812
Mueller Group Inc., 144A, 5.919%, 11/1/2011	20,000	20,800
Omnova Solutions, Inc., 11.25%, 6/1/2010	20,000	21,800
Owens-Brockway Glass Container, 8.25%, 5/15/2013	110,000	113,575
Pliant Corp.:
Step-up Coupon, 0.00%, 6/15/2009	25,000	21,063
11.125%, 9/1/2009	35,000	37,450
TriMas Corp., 9.875%, 6/15/2012	105,000	111,300
United States Steel LLC, 9.75%, 5/15/2010	58,000	64,235
		3,250,116
Telecommunication Services 0.5%
American Cellular Corp., Series B, 10.0%, 8/1/2011	145,000	125,062
Cincinnati Bell, Inc., 8.375%, 1/15/2014	145,000	129,050
Continental Cable, 9.0%, 9/1/2008	180,000	209,767
GCI, Inc., 144A, 7.25%, 2/15/2014	55,000	52,525
Insight Midwest LP:
10.5%, 11/1/2010	30,000	32,700
144A, 10.5%, 11/1/2010	5,000	5,450
MCI, Inc., 7.735%, 5/1/2014	190,000	170,050
Nextel Communications, Inc., 5.95%, 3/15/2014	85,000	78,200
Northern Telecom Capital, 7.875%, 6/15/2026	110,000	105,600
Qwest Corp.:
5.625%, 11/15/2008	360,000	351,900
7.25%, 9/15/2025	10,000	8,700
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 5/15/2006	910,000	961,358
Triton PCS, Inc., 8.5%, 6/1/2013	30,000	28,350
Verizon Pennsylvania, 5.65%, 11/15/2011	974,000	988,139
		3,246,851
Utilities 1.7%
Alabama Power Co., 7.125%, 8/15/2004	800,000	804,670
American Electric Power, 6.125%, 5/15/2006	940,000	986,779
Appalachian Power Co., 5.95%, 5/15/2033	1,330,000	1,226,363
	Principal Amount ($)	Value ($)

CMS Energy Corp.:
7.5%, 1/15/2009	95,000	94,525
144A, 7.75%, 8/1/2010	50,000	49,750
8.5%, 4/15/2011	35,000	35,700
Consumers Energy Co., Series F, 4.0%, 5/15/2010	1,245,000	1,178,686
DPL, Inc., 6.875%, 9/1/2011	135,000	136,013
First Energy Corp., 7.375%, 11/15/2031	15,000	15,634
Illinova Corp., 11.5%, 12/15/2010	120,000	141,900
Metropolitan Edison Co., 144A, 4.875%, 4/1/2014	2,185,000	2,036,518
NRG Energy, Inc., 144A, 8.0%, 12/15/2013	200,000	202,000
PG&E Corp., 144A, 6.875%, 7/15/2008	85,000	88,825
Progress Energy, Inc., 6.75%, 3/1/2006	2,550,000	2,689,054
TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010	65,000	67,275
Xcel Energy, Inc., 7.0%, 12/1/2010	1,780,000	1,968,997
		11,722,689
Total Corporate Bonds (Cost $60,619,318)		60,487,199

Asset Backed 2.6%
Automobile Receivables 0.9%
Chase Manhattan Auto Owner Trust, "A4", Series 2003-B, 2.57%, 2/16/2010	2,415,000	2,360,075
Daimler Chrysler Auto Trust, "A4", Series 2002-A, 4.49%, 10/6/2008	672,000	684,550
MMCA Automobile Trust:
"A4", Series 2002-4, 3.05%, 11/16/2009	700,000	698,236
"B", Series 2002-2, 4.67%, 3/15/2010	15,090	14,185
"B", Series 2002-1, 5.37%, 1/15/2010	2,487,446	2,375,511
		6,132,557
Credit Card Receivables 0.5%
MBNA Credit Card Master Note Trust:
"A2", Series 2004-A2, 1.389%, 7/15/2013	590,000	589,640
2.7%, 9/15/2009	2,980,000	2,915,117
		3,504,757
Home Equity Loans 1.1%
Argent NIM Trust, "A", Series 2004-WN2, 144A, 4.55%, 4/25/2034	760,472	758,981
Countrywide Asset-Backed Certificates, "N1", Series 2004-2N, 144A, 5.0%, 2/25/2035	1,050,000	1,044,586
Countrywide Home Loan, "A16", Series 2002-36, 5.25%, 1/25/2033	1,163,914	1,170,795
Equity One ABS, Inc., "AF3", Series 2004-1, 3.054%, 4/25/2034	750,000	732,746
Long Beach Mortgage Loan Trust, "A3", Series 2004-1, 1.6%, 2/25/2034	1,651,557	1,652,811
	Principal Amount ($)	Value ($)

Residential Asset Securities Corp., "AI6", Series 2000-KS1, 7.905%, 2/25/2031	1,919,313	2,033,810
		7,393,729
Miscellaneous 0.1%
Northwest Airlines, "G", Series 1999-3, 7.935%, 4/1/2019	804,126	860,113
Total Asset Backed (Cost $18,237,182)		17,891,156

Foreign Bonds - US$ Denominated 3.8%
Abitibi-Consolidated, Inc., 144A, 5.02%, 6/15/2011	25,000	25,063
Alestra SA de RL de CV, 8.0%, 6/30/2010	35,000	28,000
Antenna TV SA, 9.0%, 8/1/2007	30,000	30,338
Arcel Finance Ltd., 144A, 5.984%, 2/1/2009	2,026,954	2,101,850
Axtel SA, 144A, 11.0%, 12/15/2013	75,000	71,062
BCP Caylux Holdings Luxembourg SCA, 144A, 9.625%, 6/15/2014	80,000	82,900
Biovail Corp., 7.875%, 4/1/2010	85,000	83,937
Cascades, Inc., 7.25%, 2/15/2013	85,000	84,575
Celulosa Arauco y Constitucion SA, 7.75%, 9/13/2011	435,000	487,826
Citigroup (JSC Severstal), 144A, 9.25%, 4/19/2014	60,000	53,100
Conproca SA de CV, 12.0%, 6/16/2010	100,000	124,000
CP Ships Ltd., 10.375%, 7/15/2012	65,000	74,262
Crown Euro Holdings SA, 10.875%, 3/1/2013	80,000	91,200
Deutsche Telekom International Finance BV:
8.5%, 6/15/2010	240,000	280,454
8.75%, 6/15/2030	1,249,000	1,520,203
Eircom Funding, 8.25%, 8/15/2013	65,000	67,600
Empresa Brasileira de Telecom SA, 144A, 11.0%, 12/15/2008	65,000	70,038
Esprit Telecom Group PLC, 11.5%, 12/15/2007*	630,000	63
Fage Dairy Industry SA, 9.0%, 2/1/2007	230,000	233,450
Federative Republic of Brazil, 8.875%, 4/15/2024	50,000	40,750
Gazprom OAO, 144A, 9.625%, 3/1/2013	100,000	102,875
HSBC Capital Funding LP, 144A, 4.61%, 12/29/2049	1,115,000	1,010,791
Inmarsat Finance PLC, 144A, 7.625%, 6/30/2012	80,000	77,400
Innova S. de R.L., 9.375%, 9/19/2013	75,000	78,562
INTELSAT, 6.5%, 11/1/2013	15,000	13,251
Jefra Cosmetics International, Inc., 10.75%, 5/15/2011	70,000	78,050
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014	55,000	56,513
LeGrand SA, 8.5%, 2/15/2025	75,000	77,250
Luscar Coal Ltd., 9.75%, 10/15/2011	70,000	78,750
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008	2,890,000	2,854,375
Millicom International Cellular SA, 144A, 10.0%, 12/1/2013	50,000	50,750
	Principal Amount ($)	Value ($)

Mizuho Financial Group:
144A, 5.79%, 4/15/2014	862,000	847,336
8.375%, 12/29/2049	1,840,000	1,895,200
Mobifon Holdings BV, 12.5%, 7/31/2010	40,000	45,600
Mobile Telesystems Financial, 144A, 8.375%, 10/14/2010	70,000	65,975
New ASAT (Finance) Ltd., 144A, 9.25%, 2/1/2011	60,000	59,400
Nortel Networks Corp., 6.875%, 9/1/2023	30,000	26,550
Nortel Networks Ltd., 6.125%, 2/15/2006	155,000	155,775
Petroleos Mexicanos, 9.5%, 9/15/2027	775,000	887,375
Petroleum Geo-Services ASA, 10.0%, 11/5/2010	154,002	159,392
QBE Insurance Group Ltd., 144A, 5.647%, 7/1/2023	1,155,000	1,098,741
Republic of Turkey:
11.0%, 1/14/2013	35,000	38,150
11.5%, 1/23/2012	30,000	33,600
Rogers Wireless Communications, Inc., 144A, 6.375%, 3/1/2014	45,000	41,400
Royal Bank of Scotland Group PLC, Series 3, 7.816%, 11/29/2049	1,045,000	1,112,481
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012	1,735,000	1,851,467
Shaw Communications, Inc.:
Series B, 7.25%, 4/6/2011	80,000	83,017
8.25%, 4/11/2010	35,000	38,063
Sistema Capital SA, 144A, 8.875%, 1/28/2011	50,000	48,500
Sociedad Concesionaria Autopista Contral, 144A, 6.223%, 12/15/2026	2,015,000	1,966,680
Tembec Industries, Inc., 8.5%, 2/1/2011	170,000	171,700
TFM SA de CV:
10.25%, 6/15/2007	135,000	133,650
Step-up Coupon, 11.75%, 6/15/2009	55,000	53,625
12.5%, 6/15/2012	23,000	24,495
Tyco International Group SA:
5.8%, 8/1/2006	125,000	130,362
6.375%, 2/15/2006	390,000	409,463
6.75%, 2/15/2011	465,000	505,260
6.875%, 1/15/2029	2,125,000	2,224,684
United Mexican States:
5.875%, 1/15/2014	15,000	14,415
6.625%, 3/3/2015	10,000	9,925
7.5%, 4/8/2033	230,000	222,640
8.375%, 1/14/2011	125,000	141,250
Vicap SA, 11.375%, 5/15/2007	25,000	24,500
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013	55,000	50,463
Vivendi Universal SA, Series B, 9.25%, 4/15/2010	125,000	147,744
WPP Finance Corp., 144A, 5.875%, 6/15/2014	790,000	793,237
Total Foreign Bonds - US$ Denominated (Cost $26,307,778)		25,541,353

	Principal Amount ($)	Value ($)

US Government Sponsored Agencies 0.6%
Federal Home Loan Mortgage Corp., 5.0%, 12/1/2033	2,600,000	2,509,000
Federal National Mortgage Association:
4.5%, 12/1/2018	225,000	219,797
5.0% with various maturities from 12/1/2018 until 12/1/2033	1,710,000	1,693,947
Total US Government Sponsored Agencies (Cost $4,367,067)		4,422,744

US Government Agency Sponsored Pass-Throughs 1.5%
Federal Home Loan Mortgage Corp.:
2.875%, 12/15/2006	1,561,000	1,545,788
5.0%, 1/15/2033 (c)	1,685,000	1,613,915
Federal National Mortgage Association:
4.5%, 12/1/2018 (c)	380,275	372,616
5.0%, 6/1/2018 (c)	1,153,350	1,157,455
5.5% with various maturities from 3/1/2018 until 7/1/2033	2,880,339	2,923,330
6.0%, 11/1/2017	971,485	1,014,468
6.5% with various maturities from 5/1/2017 until 12/1/2033	820,765	858,651
8.0%, 9/1/2015	352,962	377,129
Total US Government Agency Sponsored Pass-Throughs (Cost $10,206,934)		9,863,352

US Government Backed 3.4%
US Treasury Bond:
6.0%, 2/15/2026	8,684,000	9,357,349
7.25%, 5/15/2016	1,699,000	2,053,997
US Treasury Note:
1.5%, 3/31/2006	95,000	93,275
3.125%, 10/15/2008	1,226,000	1,201,432
4.375%, 8/15/2012	10,289,000	10,241,177
Total US Government Backed (Cost $22,448,825)		22,947,230

Collateralized Mortgage Obligations 8.3%
Fannie Mae, "C", Series 1997-MS, 6.74%, 8/25/2007	1,090,000	1,172,426
Fannie Mae Grantor Trust, "1A3", Series 2004-T2, 7.0%, 11/25/2043	710,874	750,731
Fannie Mae Whole Loan:
"1A3", Series 2004-W1, 4.49%, 11/25/2043	1,195,000	1,206,276
"5A", Series 2004-W2, 7.5%, 3/25/2044	2,042,690	2,188,865
Federal Home Loan Mortgage Corp.:
"AU", Series 2759, 3.5%, 5/15/2019	1,238,000	1,242,704
"QC", Series 2694, 3.5%, 9/15/2020	1,900,000	1,896,118
	Principal Amount ($)	Value ($)

"NB", Series 2750, 4.0%, 12/15/2022	1,558,000	1,550,397
"ME", Series 2691, 4.5%, 4/15/2032	3,040,000	2,827,337
"PE", Series 2727, 4.5%, 7/15/2032	1,300,000	1,205,560
"QH", Series 2694, 4.5%, 3/15/2032	2,990,000	2,778,422
"JD", Series 2778, 5.0%, 12/15/2032	3,480,000	3,330,681
"PC", Series 2520, 5.0%, 2/15/2020	254,880	255,441
"PE", Series 2721, 5.0%, 1/15/2023	665,000	634,613
"PE", Series 2777, 5.0%, 4/15/2033	2,365,000	2,261,914
"PE", Series 2512, 5.5%, 2/15/2022	420,000	427,194
"BD", Series 2453, 6.0%, 5/15/2017	2,250,000	2,350,320
"3A", Series T-41, 7.5%, 7/25/2032	785,958	842,202
Federal National Mortgage Association:
"3A2B", Series 2003-W10, 3.056%, 7/25/2037	1,250,000	1,235,555
"NE", Series 2004-52, 4.5%, 7/25/2033	1,118,000	1,011,097
"PU", Series 2003-33, 4.5%, 5/25/2033	1,609,020	1,625,193
"QG", Series 2004-29, 4.5%, 12/25/2032	1,245,000	1,153,001
"WB", Series 2003-106, 4.5%, 10/25/2015	1,870,000	1,900,761
"A2", Series 2002-W10, 4.7%, 8/25/2042	403,367	404,883
"A2", Series 2002-W9, 4.7%, 8/25/2042	264,927	266,276
"2A3", Series 2003-W15, 4.71%, 8/25/2043	2,940,000	2,988,676
"KY", Series 2002-55, 4.75%, 4/25/2028	543,161	544,231
"1A3", Series 2003-W19, 4.783%, 11/25/2033	1,175,000	1,180,024
"PE", Series 2002-3, 5.5%, 8/25/2015	4,690,000	4,851,775
"PD", Series 2002-31, 6.0%, 11/25/2021	6,500,000	6,768,506
"PM", Series 2001-60, 6.0%, 3/25/2030	849,227	873,492
"HM", Series 2002-36, 6.5%, 12/25/2029	175,183	178,854
"1A3", Series 2004-T3, 7.0%, 2/25/2044	360,000	381,375
"A2", Series 2002-T16, Grantor Trust, 7.0%, 7/25/2042	1,655,254	1,753,537
Bank of America-First Union Commercial Mortgage, Inc., "A1", Series 2001-3, 4.89%, 4/11/2037	778,950	791,097
Countrywide Alternative Loan Trust, "1A1", Series 2004-J1, 6.0%, 2/25/2034	798,297	810,748
Countrywide Home Loans:
"1A6", Series 2003-1, 5.5%, 3/25/2033	561,496	564,019
"A5", Series 2002-27, 5.5%, 12/25/2032	1,215,250	1,221,262
	Principal Amount ($)	Value ($)

FHLMC Structured Pass Through Securities, "3A", Series T-58, 7.0%, 9/25/2043	1,073,236	1,136,933
Government National Mortgage Association, "PD", Series 2004-30, 5.0%, 2/20/2033	1,115,000	1,063,712
Total Collateralized Mortgage Obligations (Cost $55,965,086)		56,239,082

Commercial and Non-Agency Mortgage Backed Securities 3.1%
First Union-Lehman Brothers Commercial Mortgage, "A3", Series 1997-C1, 7.38%, 4/18/2029	2,069,514	2,219,300
Master Adjustable Rate Mortgages Trust, "9A2", Series 2004-5, 1.0%, 6/25/2032	1,200,000	1,200,000
Master Alternative Loan Trust:
"7A1", Series 2004-4, 6.0%, 5/25/2034	318,733	319,067
"3A1", Series 2004-5, 6.5%, 6/25/2034	371,013	383,227
"8A1", Series 2004-3, 7.0%, 4/25/2034	977,623	1,023,970
Master Asset Securitization Trust:
"3A2", Series 2003-2, 4.25%, 4/25/2033	1,629,545	1,628,825
"8A1", Series 2003-6, 5.5%, 7/25/2033	1,416,062	1,384,222
PNC Mortgage Acceptance Corp., Commercial Mortgage, "A2", Series 2000-C1, 7.61%, 2/15/2010	1,545,000	1,749,371
Residential Asset Securities Corp., "AI", Series 2003-KS9, 4.71%, 3/25/2033	1,845,000	1,827,024
Structured Asset Securities Corp., "2A1", Series 2003-1, 6.0%, 2/25/2018	131,402	136,352
Washington Mutual Mortgage Securities Corp., "4A1", Series 2002-S7, 4.5%, 11/25/2032	362,903	363,584
Washington Mutual MSC Mortgage Pass-Through, "3A1", Series 2003-MS6, 4.55%, 5/25/2033	3,291,671	3,274,979
Wells Fargo Mortgage Backed Securities Trust, "1A1", Series 2003-6, 5.0%, 6/25/2018	1,922,140	1,921,992
Total Commercial and Non-Agency Mortgage Backed Securities (Cost $21,167,233)		20,819,039
	Principal Amount ($)	Value ($)

Municipal Investments 1.8%
Broward County, FL, Airport Revenue, Airport Systems Revenue, Series J-2, 6.13%, 10/1/2007 (d)	1,000,000	1,073,540
Illinois, Higher Education Revenue, Educational Facilities Authority, Series C, 7.1%, 7/1/2012 (d)	1,000,000	1,130,080
Mashantucket, CT, Special Assessment Revenue, Western Pequot Tribe Special Revenue, Series A, 144A, 6.57%, 9/1/2013 (d)	1,285,000	1,393,454
New York, GO, Environmental Facilities Corp., Series B, 4.95%, 1/1/2013 (d)	1,895,000	1,868,527
Ohio, Sales & Special Tax Revenue, 7.6%, 10/1/2016 (d)	1,000,000	1,100,390
Passaic County, NJ, County GO, 5.0%, 2/15/2017 (d)	1,735,000	1,662,008
Texas, American Campus Properties Student Housing Financing Ltd, 6.125%, 8/1/2023 (d)	1,040,000	1,048,809
Union County, NJ, Student Loan Revenue, Improvement Authority, 5.29%, 4/1/2018 (d)	1,185,000	1,157,081
Washington, Industrial Development Revenue, 3.5%, 10/1/2010 (d)	1,840,000	1,735,985
Total Municipal Investments (Cost $12,345,100)		12,169,874

Government National Mortgage Association 0.2%
Government National Mortgage Association, 5.0%, 9/20/2033 (Cost $1,130,292)	1,138,654	1,105,370

	Shares	Value ($)

Cash Equivalents 2.9%
Scudder Cash Management QP Trust, 1.20% (b) (Cost $19,268,534)	19,268,534	19,268,534
Total Investment Portfolio - 100.0% (Cost $588,704,164) (a)		673,921,912

Notes to Scudder Total Return Portfolio of Investments

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
(a) The cost for federal income tax purposes was $597,866,605. At June 30, 2004, net unrealized appreciation for all securities based on tax cost was $76,055,307. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $86,846,899 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,791,592.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Mortgage dollar roll included.
(d) Bond is insured by one of these companies:
Insurance Coverage		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	0.5
FGIC	Financial Guaranty Insurance Company	0.3
FSA	Financial Security Assurance	0.6
MBIA	Municipal Bond Investors Assurance	0.4

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home loan Mortgage Corp. and the Federal National Mortgage Association and the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $569,435,630)	$ 654,653,378
Investment in Scudder Cash Management QP Trust (cost $19,268,534)	19,268,534
Total investments in securities, at value (cost $588,704,164)	673,921,912
Cash	3,658
Receivable for investments sold	1,748,922
Dividends receivable	252,728
Interest receivable	2,469,876
Receivable for Portfolio shares sold	136,481
Foreign taxes recoverable	2,680
Other assets	15,395
Total assets	678,551,652
Liabilities
Payable for investments purchased	1,304,849
Payable for investments purchased - mortgage dollar rolls	4,376,823
Payable for Portfolio shares redeemed	783,324
Deferred mortgage dollar roll income	8,374
Accrued management fee	317,862
Other accrued expenses and payables	129,928
Total liabilities	6,921,160
Net assets, at value	$ 671,630,492
Net Assets
Net assets consist of: Undistributed net investment income	5,822,162
Net unrealized appreciation (depreciation) on: Investments	85,217,748
Foreign currency related transactions	391
Accumulated net realized gain (loss)	(121,615,916)
Paid-in capital	702,206,107
Net assets, at value	$ 671,630,492
Class A Net Asset Value, offering and redemption price per share ($644,109,031 / 30,082,652 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 21.41
Class B Net Asset Value, offering and redemption price per share ($27,521,461 / 1,284,661 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 21.42

Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Income: Dividends	$ 2,228,850
Interest	6,321,635
Interest - Scudder Cash Management QP Trust	100,517
Securities lending income	253
Total Income	8,651,255
Expenses: Management fee	1,873,962
Custodian fees	18,646
Distribution service fees (Class B)	29,494
Record keeping fees (Class B)	16,061
Auditing	23,540
Legal	3,970
Trustees' fees and expenses	17,449
Reports to shareholders	72,850
Other	21,283
Total expenses, before expense reductions	2,077,255
Expense reductions	(2,189)
Total expenses, after expense reductions	2,075,066
Net investment income (loss)	6,576,189
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	1,862,066
Foreign currency related transactions	45
1,862,111
Net unrealized appreciation (depreciation) during the period on: Investments	5,810,315
Foreign currency related transactions	(113)
5,810,202
Net gain (loss) on investment transactions	7,672,313
Net increase (decrease) in net assets resulting from operations	$ 14,248,502

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income (loss)	$ 6,576,189	$ 12,222,026
Net realized gain (loss) on investment transactions	1,862,111	(15,813,854)
Net unrealized appreciation (depreciation) on investment and foreign currency transactions during the period	5,810,202	112,165,816
Net increase (decrease) in net assets resulting from operations	14,248,502	108,573,988
Distributions to shareholders from: Net investment income Class A	(10,706,370)	(19,941,338)
Class B	(287,648)	(91,069)
Portfolio share transactions: Class A Proceeds from shares sold	6,276,560	10,694,541
Reinvestment of distributions	10,706,370	19,941,338
Cost of shares redeemed	(43,278,879)	(90,416,600)
Net increase (decrease) in net assets from Class A share transactions	(26,295,949)	(59,780,721)
Class B Proceeds from shares sold	7,321,565	19,711,965
Reinvestment of distributions	287,648	91,069
Cost of shares redeemed	(1,269,792)	(1,167,522)
Net increase (decrease) in net assets from Class B share transactions	6,339,421	18,635,512
Increase (decrease) in net assets	(16,702,044)	47,396,372
Net assets at beginning of period	688,332,536	640,936,164
Net assets at end of period (including undistributed net investment income of $5,822,162 and $10,239,991, respectively)	$ 671,630,492	$ 688,332,536
Other Information
Class A Shares outstanding at beginning of period	31,305,397	34,306,666
Shares sold	291,143	549,966
Shares issued to shareholders in reinvestment of distributions	499,597	1,101,123
Shares redeemed	(2,013,485)	(4,652,358)
Net increase (decrease) in Portfolio shares	(1,222,745)	(3,001,269)
Shares outstanding at end of period	30,082,652	31,305,397
Class B Shares outstanding at beginning of period	988,869	43,090
Shares sold	341,157	999,072
Shares issued to shareholders in reinvestment of distributions	13,397	5,023
Shares redeemed	(58,762)	(58,316)
Net increase (decrease) in Portfolio shares	295,792	945,779
Shares outstanding at end of period	1,284,661	988,869

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2004[a]	2003	2002	2001[b]	2000[c]	1999[c]
Selected Per Share Data
Net asset value, beginning of period	$ 21.32	$ 18.66	$ 22.57	$ 25.91	$ 28.82	$ 27.35
Income (loss) from investment operations: Net investment income (loss)[d]	.21	.37	.47	.61	.74	.84
Net realized and unrealized gain (loss) on investment transactions	.23	2.90	(3.81)	(2.20)	(1.40)	3.03
Total from investment operations	.44	3.27	(3.34)	(1.59)	(.66)	3.87
Less distributions from: Net investment income	(.35)	(.61)	(.57)	(.80)	(.90)	(.90)
Net realized gains on investment transactions	-	-	-	(.95)	(1.35)	(1.50)
Total distributions	(.35)	(.61)	(.57)	(1.75)	(2.25)	(2.40)
Net asset value, end of period	$ 21.41	$ 21.32	$ 18.66	$ 22.57	$ 25.91	$ 28.82
Total Return (%)	2.06**	18.10	(15.17)	(6.09)	(2.63)	14.81
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	644	667	640	861	851	952
Ratio of expenses (%)	.60*	.59	.58	.58	.61	.61
Ratio of net investment income (loss) (%)	1.94*	1.88	2.32	2.63	2.75	3.12
Portfolio turnover rate (%)	84e*	102[e]	140	115	107	80

a For the six months ended June 30, 2004 (Unaudited).
b As required, effective January 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 were included as interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.03, increase net realized and unrealized gains and losses per share by $.03 and decrease the ratio of net investment income to average net assets from 2.76% to 2.63%. Per share, ratios and supplemental data for periods prior to January 1, 2001 were not restated to reflect this change in presentation.
c On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Per share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
d Based on average shares outstanding during the period.
e The portfolio turnover rate including mortgage dollar roll transactions was 96% and 108% for the periods ended June 30, 2004 and December 31, 2003, respectively.
* Annualized ** Not annualized

Class B

Years Ended December 31,	2004[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 21.28	$ 18.64	$ 19.46
Income (loss) from investment operations: Net investment income (loss)[c]	.17	.28	.18
Net realized and unrealized gain (loss) on investment transactions	.23	2.92	(1.00)
Total from investment operations	.40	3.20	(.82)
Less distributions from: Net investment income	(.26)	(.56)	-
Net asset value, end of period	$ 21.42	$ 21.28	$ 18.64
Total Return (%)	1.89**	17.66	(4.21)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	28	21.8
Ratio of expenses (%)	.99*	.99	.86*
Ratio of net investment income (loss) (%)	1.55*	1.48	1.96*
Portfolio turnover rate (%)	84d*	102[d]	140

a For the six months ended June 30, 2004 (Unaudited).
b For the period July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
d The portfolio turnover rate including mortgage dollar roll transactions was 96% and 108% for the periods ended June 30, 2004 and December 31, 2003, respectively.
* Annualized ** Not annualized

Management Summary June 30, 2004

SVS Davis Venture Value Portfolio

For the six-month period ended June 30, 2004, Class A shares of SVS Davis Venture Value Portfolio returned 4.33% (unadjusted for contract charges), compared with its benchmark, the Russell 1000 Value Index, which returned 3.94%. The Standard & Poor's 500 (S&P 500) Index returned 3.44% for the six-month period ended June 30, 2004.

The portfolio's investment strategy is to perform extensive research to buy companies with expanding earnings at value prices and hold them for the long term.

During the six-month period ended June 30, 2004, the portfolio's largest sector weighting was in financial services. The portfolio's financial holdings contributed to strong relative performance by outperforming the Standard & Poors 500[7]index. Also contributing to the portfolio's strong relative performance were the portfolio's technology holdings which, while representing only a small portion of the portfolio, performed more strongly than other technology companies included in the benchmark. The portfolio's consumer nondurable holdings reduced the portfolio's relative performance.

Among the portfolio's top 10 holdings the strongest-performing stocks were Bank One Corp., a financial services company; Costco Wholesale Corp., a retail company; and American International Group, another financial services company.

Among the portfolio's top 10 holdings the weakest-performing stocks were Altria Group, Inc., a consumer nondurable company; Citigroup, Inc, a financial services company; and HSBC Holdings PLC, a financial services company.

Christopher C. Davis
Kenneth Charles Feinberg

Co-Managers
Davis Selected Advisers, L.P., Subadvisor to the Portfolio

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. Please see scudder.com for the product's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Information concerning the portfolio holdings of the portfolio as of month-end is available upon request on the 16th of the following month.

Risk Considerations

The portfolio has stock market and equity risks, which means stocks in the portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

Russell 1000 Value Index is an unmanaged index, which consists of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted-growth values. Index returns assume reinvestment of all distributions and do not reflect fees or expenses. It is not possible to invest directly into an index.

The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of all distributions and do not reflect fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of June 30, 2004, and may not come to pass. This information is subject to change at any time based on market and other conditions.

In this report Davis Selected Advisers makes candid statements and observations regarding economic and market conditions; however, there is no guarantee that these statements, opinions or forecasts will prove to be correct. All investments involve some degree of risk, and there can be no assurance that the investment strategies will be successful. Market values will vary so that an investor may experience a gain or a loss.

Investment Portfolio June 30, 2004 (Unaudited)

SVS Davis Venture Value Portfolio

	Shares	Value ($)

Common Stocks 85.8%
Consumer Discretionary 6.0%
Hotels Restaurants & Leisure 0.7%
Marriott International, Inc. "A"	42,800	2,134,864
Media 4.6%
Comcast Corp. "A"*	298,000	8,227,780
Gannett Co., Inc.	21,000	1,781,850
Lagardere S.C.A.	54,700	3,423,980
WPP Group PLC (ADR)	19,200	983,616
		14,417,226
Specialty Retail 0.7%
AutoZone, Inc.*	29,400	2,354,940
Consumer Staples 10.6%
Beverages 2.2%
Diageo PLC (ADR)	78,300	4,286,925
Heineken Holding NV "A"	88,000	2,583,108
		6,870,033
Food & Drug Retailing 2.7%
Costco Wholesale Corp. (d)	206,700	8,489,169
Food Products 1.3%
Hershey Foods Corp.	55,600	2,572,612
Kraft Foods, Inc. "A" (d)	44,700	1,416,096
		3,988,708
Tobacco 4.4%
Altria Group, Inc.	279,600	13,993,980
Energy 6.6%
Energy Equipment & Services 0.5%
Transocean, Inc.*	52,600	1,522,244
Oil & Gas 6.1%
ConocoPhillips	88,660	6,763,872
Devon Energy Corp.	82,800	5,464,800
EOG Resources, Inc.	70,400	4,203,584
Occidental Petroleum Corp.	56,800	2,749,688
		19,181,944
Financials 44.6%
Banks 14.6%
Bank One Corp.	196,200	10,006,200
Fifth Third Bancorp.	81,500	4,383,070
Golden West Financial Corp.	76,900	8,178,315
HSBC Holdings PLC	620,152	9,242,945
Lloyds TSB Group PLC (ADR) (d)	70,300	2,241,164
Takefuji Corp.	35,500	2,580,098
Wells Fargo & Co.	162,600	9,305,598
		45,937,390
Capital Markets 1.0%
Morgan Stanley	44,500	2,348,265
State Street Corp.	14,500	711,080
		3,059,345
	Shares	Value ($)

Consumer Finance 6.4%
American Express Co.	385,600	19,812,128
Providian Financial Corp.*	18,500	271,395
		20,083,523
Diversified Financial Services 4.3%
Citigroup, Inc.	206,300	9,592,950
Moody's Corp.	48,200	3,116,612
Principal Financial Group, Inc.	28,800	1,001,664
		13,711,226
Insurance 16.8%
American International Group, Inc.	218,200	15,553,296
Aon Corp.	92,800	2,642,016
Berkshire Hathaway, Inc. "B"*	4,785	14,139,675
Chubb Corp.	12,500	852,250
Loews Corp.	84,100	5,042,636
Markel Corp.*	1,300	360,750
Marsh & McLennan Companies, Inc.	16,500	748,770
Progressive Corp.	98,700	8,419,110
Sun Life Financial, Inc.	17,700	512,238
Transatlantic Holdings, Inc.	57,150	4,628,579
		52,899,320
Real Estate 1.5%
CenterPoint Properties Trust (REIT)	60,800	4,666,400
Health Care 3.4%
Health Care Providers & Services 0.8%
HCA, Inc.	58,900	2,449,651
Pharmaceuticals 2.6%
Eli Lilly & Co.	52,700	3,684,257
Merck & Co., Inc.	18,400	874,000
Novartis AG (Registered)	28,500	1,259,448
Pfizer, Inc.	69,700	2,389,316
		8,207,021
Industrials 7.1%
Air Freight & Logistics 0.8%
United Parcel Service, Inc. "B"	32,800	2,465,576
Commercial Services & Supplies 2.5%
D&B Corp.*	49,900	2,690,109
H&R Block, Inc.	81,400	3,881,152
Rentokil Initial PLC	446,600	1,172,964
		7,744,225
Industrial Conglomerates 3.8%
Tyco International Ltd. (d)	364,462	12,078,271
Information Technology 3.1%
Communications Equipment 0.3%
Nokia Oyj (ADR)	58,400	849,136
Computers & Peripherals 1.6%
Lexmark International, Inc. "A"*	53,400	5,154,702
Semiconductors & Semiconductor Equipment 0.1%
Agere Systems, Inc. "A"*	124,700	286,810
	Shares	Value ($)

Software 1.1%
Microsoft Corp.	121,700	3,475,752
Materials 4.0%
Construction Materials 1.2%
Martin Marietta Materials, Inc.	41,100	1,821,963
Vulcan Materials Co.	41,400	1,968,570
		3,790,533
Containers & Packaging 2.8%
Sealed Air Corp.*	163,200	8,693,664
Telecommunication Services 0.4%
Wireless Telecommunication Services
SK Telecom Co., Ltd. (ADR) (d)	64,500	1,353,855
Total Common Stocks (Cost $225,362,176)		269,859,508
	Shares	Value ($)

Securities Lending Collateral 6.4%
Daily Assets Fund Institutional, 1.15% (c) (e) (Cost $20,124,820)	20,124,820	20,124,820

Cash Equivalents 7.8%
Scudder Cash Management QP Trust, 1.20% (b) (Cost $24,457,515)	24,457,515	24,457,515
Total Investment Portfolio - 100.0% (Cost $269,944,511) (a)		314,441,843

Notes to SVS Davis Venture Value Portfolio of Investments

* Non-income producing security.
(a) The cost for federal income tax purposes was $270,414,628. At June 30, 2004, net unrealized appreciation for all securities based on tax cost was $44,027,215. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $48,509,385 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,482,170.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d) All or a portion of these securities were on loan (see Notes to Financials Statements). The value of all securities loaned at June 30, 2004 amounted to $19,755,099, which is 6.7% of total net assets.
(e) Represents collateral held in connection with securities lending.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $225,362,176)	$ 269,859,508
Investment in Daily Assets Fund Institutional (cost $20,124,820)*	20,124,820
Investment in Scudder Cash Management QP Trust (cost $24,457,515)	24,457,515
Total investments in securities, at value (cost $269,944,511)	314,441,843
Cash	12,613
Foreign currency, at value (cost $83,571)	83,294
Receivable for investments sold	11,729
Dividends receivable	441,037
Interest receivable	18,805
Receivable for Portfolio shares sold	363,801
Foreign taxes recoverable	4,518
Other assets	5,072
Total assets	315,382,712
Liabilities
Payable for investments purchased	809,377
Payable upon return of securities loaned	20,124,820
Payable for Portfolio shares redeemed	113,377
Accrued management fee	225,367
Other accrued expenses and payables	133,391
Total liabilities	21,406,332
Net assets, at value	$ 293,976,380
Net Assets
Net assets consist of: Undistributed net investment income	763,364
Net unrealized appreciation (depreciation) on: Investments	44,497,332
Foreign currency related transactions	(595)
Accumulated net realized gain (loss)	(7,468,003)
Paid-in capital	256,184,282
Net assets, at value	$ 293,976,380
Class A Net Asset Value, offering and redemption price per share ($242,292,800 / 22,616,717 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.71
Class B Net Asset Value, offering and redemption price per share ($51,683,580 / 4,825,071 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.71

* Represents collateral on securities loaned.
Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $66,369)	$ 2,236,220
Interest - Scudder Cash Management QP Trust	99,493
Securities lending income	9,971
Total Income	2,345,684
Expenses: Management fee	1,272,726
Custodian and accounting fees	55,581
Distribution service fees (Class B)	48,211
Record keeping fees (Class B)	26,483
Auditing	50,244
Legal	27,298
Trustee's fees and expenses	1,748
Reports to shareholders	42,705
Registration fees	67
Other	4,307
Total expenses, before expense reductions	1,529,370
Expense reductions	(686)
Total expenses, after expense reductions	1,528,684
Net investment income (loss)	817,000
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(574,054)
Foreign currency related transactions	(8,550)
(582,604)
Net unrealized appreciation (depreciation) during the period on: Investments	10,873,794
Foreign currency related transactions	(595)
10,873,199
Net gain (loss) on investment transactions	10,290,595
Net increase (decrease) in net assets resulting from operations	$ 11,107,595

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income (loss)	$ 817,000	$ 1,171,027
Net realized gain (loss) on investment transactions	(582,604)	(1,944,206)
Net unrealized appreciation (depreciation) on investment transactions during the period	10,873,199	53,830,899
Net increase (decrease) in net assets resulting from operations	11,107,595	53,057,720
Distributions to shareholders from: Net investment income Class A	(1,002,743)	(926,268)
Class B	(15,708)	(13,751)
Portfolio share transactions: Class A Proceeds from shares sold	19,658,604	27,361,668
Reinvestment of distributions	1,002,743	926,268
Cost of shares redeemed	(7,145,895)	(15,951,017)
Net increase (decrease) in net assets from Class A share transactions	13,515,452	12,336,919
Class B Proceeds from shares sold	21,176,882	24,216,184
Reinvestment of distributions	15,708	13,751
Cost of shares redeemed	(282,810)	(50,102)
Net increase (decrease) in net assets from Class B share transactions	20,909,780	24,179,833
Increase (decrease) in net assets	44,514,376	88,634,453
Net assets at beginning of period	249,462,004	160,827,551
Net assets at end of period (including undistributed net investment income of $763,364 and $964,815, respectively)	$ 293,976,380	$ 249,462,004
Other Information
Class A Shares outstanding at beginning of period	21,351,155	20,031,383
Shares sold	1,848,589	3,122,880
Shares issued to shareholder in reinvestment of distributions	93,978	122,360
Shares redeemed	(677,005)	(1,925,468)
Net increase (decrease) in Portfolio shares	1,265,562	1,319,772
Shares outstanding at end of period	22,616,717	21,351,155
Class B Shares outstanding at beginning of period	2,848,268	100,387
Shares sold	2,002,012	2,751,475
Shares issued to shareholder in reinvestment of distributions	1,471	1,817
Shares redeemed	(26,680)	(5,411)
Net increase (decrease) in Portfolio shares	1,976,803	2,747,881
Shares outstanding at end of period	4,825,071	2,848,268

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2004[a]	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.31	$ 7.99	$ 9.50	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[c]	.04	.06	.05	.03
Net realized and unrealized gain (loss) on investment transactions	.41	2.31	(1.55)	(.53)
Total from investment operations	.45	2.37	(1.50)	(.50)
Less distributions from: Net investment income	(.05)	(.05)	(.01)	-
Net asset value, end of period	$ 10.71	$ 10.31	$ 7.99	$ 9.50
Total Return (%)	4.33**	29.84	(15.79)	(5.00)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	242	220	160	109
Ratio of expenses (%)	1.08*	1.01	1.02	1.09*
Ratio of net investment income (loss) (%)	.67*	.62	.62	.48*
Portfolio turnover rate (%)	1*	7	22	15*

a For the six months ended June 30, 2004 (Unaudited).
b For the period from May 1, 2001 (commencement of operations) to December 31, 2001.
c Based on average shares outstanding during the period.
* Annualized
** Not annualized

Class B

Years Ended December 31,	2004[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.29	$ 7.98	$ 8.52
Income (loss) from investment operations: Net investment income (loss)[c]	.01	.02	.04
Net realized and unrealized gain (loss) on investment transactions	.41	2.32	(.58)
Total from investment operations	.42	2.34	(.54)
Less distributions from: Net investment income	(.00)[d]	(.03)	-
Net asset value, end of period	$ 10.71	$ 10.29	$ 7.98
Total Return (%)	4.13**	29.42	(6.34)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	52	29.8
Ratio of expenses (%)	1.47*	1.40	1.27*
Ratio of net investment income (loss) (%)	.28*	.23	1.06*
Portfolio turnover rate (%)	1*	7	22

a For the six months ended June 30, 2004 (Unaudited).
b For the period July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
d Amount is less than $0.005 per share.
* Annualized
** Not annualized

Management Summary June 30, 2004

SVS Dreman Financial Services Portfolio

SVS Dreman Financial Services Portfolio Class A shares (unadjusted for contract charges) rose 1.96% during the six months ended June 30, 2004. Significantly underweight positions relative to the benchmark in investment banking, brokerage and investment management companies - all of which dramatically underperformed during the second quarter - were instrumental to the portfolio's outpacing the 1.21% total return of its benchmark, the Standard & Poor's Financial Index, for the period. These second-quarter gains, along with the strong performance of select regional banks, such as KeyCorp, and diversified financials, such as American Express, helped the portfolio recover ground lost during the first quarter to rising interest rates and issue-specific disappointments.

Most disappointing was the persistently poor performance of Freddie Mac and Fannie Mae, two core holdings in which the portfolio is overweight relative to the benchmark. These companies continued to be mired in ongoing regulatory issues and an investigation into the complex accounting methods of Freddie Mac. Its association hurt Fannie Mae, which tends to trade in tandem. Multiline insurer American International Group and savings and loan Washington Mutual, Inc., both among the portfolio's largest holdings, also suffered losses.

The managers remain confident in the portfolio's positioning, based on their view that these companies continue to offer significant value, with remarkably low relative P/E ratios and strong earnings growth potential. At some point, they believe, the investing public will recognize and reward the fundamental solidity of these companies. Increased interest rates, however, underscore the need to balance risk and return potential. The portfolio continues to be conservatively positioned, and is currently without exposure to the consumer finance industry.

David N. Dreman
Lead Manager

F. James Hutchinson

Portfolio Manager
Dreman Value Management, L.L.C., Subadvisor to the Portfolio

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. Please see scudder.com for the product's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Information concerning the portfolio holdings of the portfolio as of month-end is available upon request on the 16th of the following month.

Risk Considerations

This portfolio is subject to stock market risk. It may focus its investments on certain economic sectors, thereby increasing its vulnerability to any single economic, political or regulatory development. This may result in greater share price volatility. Additionally, this portfolio is non-diversified and can take larger positions in fewer companies, increasing its overall potential risk. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

The S&P Financial Index is an unmanaged index that gauges the performance of the financial companies within the S&P 500 Index. Index returns assume reinvestment of all distributions and do not reflect fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of June 30, 2004, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Investment Portfolio June 30, 2004 (Unaudited)

SVS Dreman Financial Services Portfolio

	Shares	Value ($)

Common Stocks 99.9%
Financials
Banks 44.3%
Bank of America Corp.	141,410	11,966,114
Bank One Corp.	21,962	1,120,062
Banknorth Group, Inc.	53,911	1,751,029
Charta Financial Corp.	18,800	639,200
Golden West Financial Corp.	18,050	1,919,618
Independence Community Bank Corp.	16,100	586,040
KeyCorp.	192,655	5,758,458
Mercantile Bankshares Corp.	41,400	1,938,348
National Bank of Canada	155,750	5,023,817
PNC Financial Services Group	66,540	3,531,943
Popular, Inc.	50,150	2,144,916
Provident Financial Group	36,415	1,436,936
Provident Financial Services, Inc.	41,400	726,570
Signature Bank*	4,000	95,040
Sovereign Bancorp, Inc.	123,775	2,735,428
Sterling Financial Corp.*	1,034	32,954
Union Planters Corp.	82,172	2,449,547
US Bancorp.	194,820	5,369,239
Wachovia Corp.	88,340	3,931,130
Washington Mutual, Inc.	291,832	11,276,388
Wells Fargo & Co.	49,810	2,850,626
		67,283,403
Capital Markets 6.9%
Bear Stearns Companies, Inc.	20,940	1,765,451
Franklin Resources, Inc.	21,210	1,062,197
Lehman Brothers Holdings, Inc.	21,000	1,580,250
Merrill Lynch & Co., Inc.	52,050	2,809,659
Morgan Stanley	59,480	3,138,759
Piper Jaffray Companies, Inc.*	1,842	83,314
		10,439,630
	Shares	Value ($)

Consumer Finance 4.8%
American Express Co.	119,150	6,121,927
SLM Corp.	30,630	1,238,984
		7,360,911
Diversified Financial Services 27.8%
Allied Capital Corp.	79,395	1,938,826
CIT Group, Inc.	55,690	2,132,370
Citigroup, Inc.	140,500	6,533,250
Fannie Mae	139,880	9,981,837
Freddie Mac	255,305	16,160,806
J.P. Morgan Chase & Co.	139,935	5,425,280
		42,172,369
Insurance 15.9%
Allstate Corp.	40,495	1,885,042
American International Group, Inc.	236,673	16,870,052
Chubb Corp.	23,330	1,590,639
Marsh & McLennan Companies, Inc.	34,890	1,583,308
Prudential Financial, Inc.	18,690	868,524
St. Paul Companies, Inc.	33,205	1,346,131
		24,143,696
Real Estate 0.2%
Government Properties Trust, Inc.	23,100	241,395
Total Common Stocks (Cost $124,602,902)		151,641,404

Cash Equivalents 0.1%
Scudder Cash Management QP Trust 1.20% (b) (Cost $180,366)	180,366	180,366
Total Investment Portfolio - 100.0% (Cost $124,783,268)		151,821,770

Notes to SVS Dreman Financial Services Portfolio of Investments

* Non-income producing security.
(a) The cost for federal income tax purposes was $125,114,327. At June 30, 2004, net unrealized appreciation for all securities based on tax cost was $26,707,443. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $28,425,246 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,717,803.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $124,602,902)	$ 151,641,404
Investment in Scudder Cash Management QP Trust (cost $180,366)	180,366
Total investments in securities, at value (cost $124,783,268)	151,821,770
Receivable for investments sold	2,261,557
Dividends receivable	134,755
Interest receivable	1,031
Receivable for Portfolio shares sold	80,995
Other assets	9,702
Total assets	154,309,810
Liabilities
Payable for Portfolio shares redeemed	41,646
Accrued management fee	93,302
Other accrued expenses and payables	86,809
Total liabilities	221,757
Net assets, at value	$ 154,088,053
Net Assets
Net assets consist of: Undistributed net investment income	1,256,342
Net unrealized appreciation (depreciation) on: Investments	27,038,502
Foreign currency related transactions	267
Accumulated net realized gain (loss)	(5,843,653)
Paid-in capital	131,636,595
Net assets, at value	$ 154,088,053
Class A Net Asset Value, offering and redemption price per share ($139,687,129 / 11,279,744 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.38
Class B Net Asset Value, offering and redemption price per share ($14,400,924 / 1,163,080 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.38

Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $15,359)	$ 1,981,591
Interest - Scudder Cash Management QP Trust	13,665
Securities lending income	15,327
Total Income	2,010,583
Expenses: Management fee	584,607
Custodian and accounting fees	28,434
Distribution service fees (Class B)	15,107
Record keeping fees (Class B)	8,203
Auditing	21,365
Legal	5,503
Trustees' fees and expenses	1,511
Reports to shareholders	7,563
Other	8,342
Total expenses, before expense reductions	680,635
Expense reductions	(533)
Total expenses, after expense reductions	680,102
Net investment income (loss)	1,330,481
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	1,770,821
Net unrealized appreciation (depreciation) during the period on: Investments	(183,178)
Foreign currency related transactions	(320)
(183,498)
Net gain (loss) on investment transactions	1,587,323
Net increase (decrease) in net assets resulting from operations	$ 2,917,804

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income (loss)	$ 1,330,481	$ 2,369,818
Net realized gain (loss) on investment transactions	1,770,821	(2,049,136)
Net unrealized appreciation (depreciation) on investment transactions during the period	(183,498)	32,205,547
Net increase (decrease) in net assets resulting from operations	2,917,804	32,526,229
Distributions to shareholders from: Net investment income Class A	(2,233,509)	(1,844,106)
Class B	(138,571)	(20,489)
Portfolio share transactions: Class A Proceeds from shares sold	4,062,181	11,621,806
Reinvestment of distributions	2,233,509	1,844,106
Cost of shares redeemed	(9,870,575)	(20,443,301)
Net increase (decrease) in net assets from Class A share transactions	(3,574,885)	(6,977,389)
Class B Proceeds from shares sold	5,194,848	8,184,393
Reinvestment of distribution	138,571	20,489
Cost of shares redeemed	(401,578)	(298,889)
Net increase (decrease) in net assets from Class B share transactions	4,931,841	7,905,993
Increase (decrease) in net assets	1,902,680	31,590,238
Net assets at beginning of period	152,185,373	120,595,135
Net assets at end of period (including undistributed net investment income of $1,256,342 and $2,297,941, respectively)	$ 154,088,053	$ 152,185,373
Other Information
Class A Shares outstanding at beginning of period	11,569,224	12,274,256
Shares sold	321,464	1,078,203
Shares issued to shareholders in reinvestment of distributions	176,982	200,228
Shares redeemed	(787,926)	(1,983,463)
Net increase (decrease) in Portfolio shares	(289,480)	(705,032)
Shares outstanding at end of period	11,279,744	11,569,224
Class B Shares outstanding at beginning of period	771,080	39,762
Shares sold	413,666	755,394
Shares issued to shareholders in reinvestment of distributions	10,972	2,225
Shares redeemed	(32,638)	(26,301)
Net increase (decrease) in Portfolio shares	392,000	731,318
Shares outstanding at end of period	1,163,080	771,080

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2004[a]	2003	2002	2001	2000[b]	1999[b]
Selected Per Share Data
Net asset value, beginning of period	$ 12.33	$ 9.79	$ 10.78	$ 11.53	$ 9.24	$ 9.78
Income (loss) from investment operations: Net investment income (loss)[c]	.11	.20	.15	.14	.19	.18
Net realized and unrealized gain (loss) on investment transactions	.14	2.50	(1.06)	(.71)	2.27	(.67)
Total from investment operations	.25	2.70	(.91)	(.57)	2.46	(.49)
Less distributions from: Net investment income	(.20)	(.16)	(.08)	(.13)	(.15)	(.05)
Net realized gains on investment transactions	-	-	-	(.05)	(.02)	-
Total distributions	(.20)	(.16)	(.08)	(.18)	(.17)	(.05)
Net asset value, end of period	$ 12.38	$ 12.33	$ 9.79	$ 10.78	$ 11.53	$ 9.24
Total Return (%)	1.96**	28.13	(8.51)	(4.86)	27.04[d]	(5.05)[d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	140	143	120	117	66	27
Ratio of expenses before expense reductions (%)	.84*	.86	.83	.86	.91	1.04
Ratio of expenses after expense reductions (%)	.84*	.86	.83	.86	.89	.99
Ratio of net investment income (loss) (%)	1.73*	1.84	1.44	1.31	2.01	1.75
Portfolio turnover rate (%)	9*	7	13	22	13	13

a For the six months ended June 30, 2004 (Unaudited).
b On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
c Based on average shares outstanding during the period.
d Total return would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Class B

Years Ended December 31,	2004[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 12.31	$ 9.78	$ 10.57
Income (loss) from investment operations: Net investment income (loss)[c]	.08	.14	.06
Net realized and unrealized gain (loss) on investment transactions	.13	2.53	(.85)
Total from investment operations	.21	2.67	(.79)
Less distributions from: Net investment income	(.14)	(.14)	-
Net asset value, end of period	$ 12.38	$ 12.31	$ 9.78
Total Return (%)	1.72**	27.73	(7.47)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	14	9.4
Ratio of expenses (%)	1.22*	1.25	1.08*
Ratio of net investment income (loss) (%)	1.35*	1.45	1.33*
Portfolio turnover rate (%)	9*	7	13

a For the six months ended June 30, 2004 (Unaudited).
b For the period from July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
* Annualized ** Not annualized

Management Summary June 30, 2004

SVS Dreman High Return Equity Portfolio

SVS Dreman High Return Equity Portfolio Class A shares (unadjusted for contract charges) advanced 2.78% during the six months ended June 30, 2004. Significant and unrelated setbacks to three of the portfolio's core holdings in May eroded first-quarter gains, causing the portfolio to trail the 3.44% total return of its benchmark, the Standard & Poor's 500 (S&P 500) index.

Altria Group, the largest of these holdings, continued to be mired in legal actions against it and other tobacco companies. Freddie Mac and Fannie Mae, which tend to trade in tandem, were affected by an ongoing investigation into the complex accounting methods of Freddie Mac, regulatory issues and rising interest rates. Although the investigation has continued for more than 18 months, no evidence has been found of additional accounting improprieties. Further detracting from performance were the portfolio's underweight positions in industrials and information technology stocks.

During the second quarter, Freddie Mac and Fannie Mae rebounded, helping to buoy performance of the portfolio's financial holdings - its largest industry stake - against the benchmark. Also contributing to performance was a heavy overweight in energy, which benefited from a spike in crude oil and gas prices. Select holdings, including integrated global energy company ConocoPhilips, another core position, posted robust gains. Prudent stock selection within the consumer discretionary sector, particularly among retailers, also added to results.

The managers remain confident in the portfolio's positioning and in the fundamental strength of its holdings. Nonetheless, increased interest rates underscore the need to balance risk and return potential. The managers continue to seek quality companies with lower valuations and higher long-term earnings growth potential and dividend yields than the broader market.

David N. Dreman
F. James Hutchinson

Co-Managers
Dreman Value Management L.L.C., Subadvisor to the Portfolio

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. Please see scudder.com for the product's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Information concerning the portfolio holdings of the portfolio as of month-end is available upon request on the 16th of the following month.

Risk Considerations

The portfolio may focus its investments on certain economic sectors, thereby increasing its vulnerability to any single economic, political or regulatory development. This may result in greater share price volatility. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of all distributions and do not reflect fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of June 30, 2004, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Investment Portfolio June 30, 2004 (Unaudited)

SVS Dreman High Return Equity Portfolio

	Shares	Value ($)

Common Stocks 88.2%
Consumer Discretionary 7.4%
Automobiles 0.7%
Ford Motor Co.	345,000	5,399,250
Multiline Retail 0.8%
Federated Department Stores, Inc.	129,505	6,358,695
Specialty Retail 5.9%
Best Buy Co., Inc.	47,225	2,396,197
Borders Group, Inc. (b)	712,900	16,710,376
Home Depot, Inc.	388,455	13,673,616
Lowe's Companies, Inc.	80,950	4,253,922
Staples, Inc.	334,165	9,794,376
		46,828,487
Consumer Staples 18.0%
Food & Drug Retailing 0.7%
Safeway, Inc.*	232,650	5,895,351
Tobacco 17.3%
Altria Group, Inc.	1,349,420	67,538,471
Imperial Tobacco Group (ADR)	95,145	4,173,060
R.J. Reynolds Tobacco Holdings, Inc. (b)	338,148	22,855,423
Universal Corp.	266,570	13,579,076
UST, Inc. (b)	816,640	29,399,040
		137,545,070
Energy 10.1%
Energy Equipment & Services 0.6%
Transocean, Inc.*	154,200	4,462,548
Oil & Gas 9.5%
ChevronTexaco Corp.	237,230	22,325,715
ConocoPhillips	416,823	31,799,427
Devon Energy Corp.	126,475	8,347,350
El Paso Corp.	846,510	6,670,499
Kerr-McGee Corp.	120,300	6,468,531
		75,611,522
Financials 30.3%
Banks 13.5%
Bank of America Corp.	260,818	22,070,419
Bank One Corp.	100,655	5,133,405
KeyCorp.	335,280	10,021,519
PNC Financial Services Group	236,014	12,527,623
Sovereign Bancorp, Inc.	501,910	11,092,211
US Bancorp.	265,700	7,322,692
Wachovia Corp.	140,000	6,230,000
Washington Mutual, Inc.	854,175	33,005,322
		107,403,191
Capital Markets 0.0%
Piper Jaffray Companies, Inc.*	2,657	120,176
Diversified Financial Services 13.2%
CIT Group, Inc.	89,100	3,411,639
Fannie Mae	535,073	38,182,809
	Shares	Value ($)

Freddie Mac	1,000,341	63,321,586
		104,916,034
Insurance 3.6%
American International Group, Inc.	183,375	13,070,970
Marsh & McLennan Companies, Inc.	167,500	7,601,150
Ohio Casualty Corp.*	41,055	826,437
Safeco Corp.	80,815	3,555,860
St. Paul Companies, Inc.	98,405	3,989,339
		29,043,756
Health Care 15.6%
Health Care Equipment & Supplies 0.9%
Becton, Dickinson and Co.	145,055	7,513,849
Health Care Providers & Services 6.6%
AmerisourceBergen Corp.	113,600	6,791,008
HCA, Inc.	262,125	10,901,779
Humana, Inc.*	111,170	1,878,773
Laboratory Corp. of America Holdings*	343,075	13,620,077
Medco Health Solutions, Inc.*	193,294	7,248,525
Quest Diagnostics, Inc.	145,550	12,364,473
		52,804,635
Pharmaceuticals 8.1%
Bristol-Myers Squibb Co.	935,960	22,931,020
Merck & Co., Inc.	360,195	17,109,263
Pfizer, Inc.	479,530	16,438,288
Schering-Plough Corp.	266,080	4,917,158
Wyeth	75,775	2,740,024
		64,135,753
Industrials 3.9%
Electrical Equipment 1.3%
Emerson Electric Co.	167,900	10,670,045
Industrial Conglomerates 2.6%
General Electric Co.	209,350	6,782,940
Tyco International Ltd.	415,005	13,753,266
		20,536,206
Information Technology 2.9%
IT Consulting & Services
Electronic Data Systems Corp.	1,198,640	22,953,956
Utilities 0.0%
Gas Utilities
NiSource, Inc.*	43,220	108,914
Total Common Stocks (Cost $622,376,182)		702,307,438

Securities Lending Collateral 2.1%
Daily Assets Fund Institutional, 1.15% (d) (e) (Cost $16,427,049)	16,427,049	16,427,049

	Shares	Value ($)

Cash Equivalents 9.7%
Scudder Cash Management QP Trust, 1.20% (c) (Cost $77,707,100)	77,707,100	77,707,100
Total Investment Portfolio - 100.0% (Cost $716,510,331) (a)		796,441,587

Notes to SVS Dreman High Return Equity Portfolio of Investments

* Non-income producing security.
(a) The cost for federal income tax purposes was $717,747,516. At June 30, 2004, net unrealized appreciation for all securities based on tax cost was $78,694,071. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $117,149,854 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $38,455,783.
(b) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2004 amounted to $16,034,534, which is 2.1% of net assets.
(c) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Daily Assets Fund Institutional, an affiliated fund, is also managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(e) Represents collateral held in connection with securities lending.
At June 30, 2004, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Net Unrealized Appreciation (Depreciation) ($)
S&P 500 Index Future	9/16/2004	138	39,019,245	39,343,800	324,555

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $622,376,182)	$ 702,307,438
Investment in Daily Assets Fund Institutional (cost $16,427,049)*	16,427,049
Investment in Scudder Cash Management QP Trust (cost $77,707,100)	77,707,100
Total investments in securities, at value (cost $716,510,331)	796,441,587
Cash	10,000
Margin deposit	3,000,000
Receivable for investments sold	479,737
Dividends receivable	1,850,491
Interest receivable	63,201
Receivable for Portfolio shares sold	201,468
Receivable for daily variation margin on open futures contracts	158,700
Other assets	676
Total assets	802,205,860
Liabilities
Payable for investments purchased	3,635,782
Payable for Portfolio shares redeemed	359,732
Payable upon return of securities loaned	16,427,049
Accrued management fee	451,290
Other accrued expenses and payables	194,001
Total liabilities	21,067,854
Net assets, at value	$ 781,138,006
Net Assets
Net assets consist of: Undistributed net investment income	7,643,303
Net unrealized appreciation (depreciation) on: Investments	79,931,256
Futures	324,555
Accumulated net realized gain (loss)	(24,423,572)
Paid-in capital	717,662,464
Net assets, at value	$ 781,138,006
Class A Net Asset Value, offering and redemption price per share ($684,879,593 / 60,033,977 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.41
Class B Net Asset Value, offering and redemption price per share ($96,258,413 / 8,436,789 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.41

* Represents collateral on securities loaned.
Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $11,743)	$ 10,618,727
Interest - Scudder Cash Management QP Trust	363,855
Securities lending income	2,216
Total Income	10,984,798
Expenses: Management fee	2,750,631
Custodian and accounting fees	82,061
Distribution service fees (Class B)	99,541
Record keeping fees (Class B)	55,122
Auditing	19,463
Trustees' fees and expenses	4,893
Reports to shareholders	37,732
Registration fees	611
Other	9,174
Total expenses, before expense reductions	3,059,228
Expense reductions	(1,571)
Total expenses, after expense reductions	3,057,657
Net investment income (loss)	7,927,141
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	5,482,707
Futures	2,591,299
8,074,006
Net unrealized appreciation (depreciation) during the period on: Investments	6,216,203
Futures	(1,889,197)
4,327,006
Net gain (loss) on investment transactions	12,401,012
Net increase (decrease) in net assets resulting from operations	$ 20,328,153

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income (loss)	$ 7,927,141	$ 12,351,057
Net realized gain (loss) on investment transactions	8,074,006	10,010,852
Net unrealized appreciation (depreciation) on investment transactions during the period	4,327,006	149,662,562
Net increase (decrease) in net assets resulting from operations	20,328,153	172,024,471
Distributions to shareholders from: Net investment income Class A	(11,297,007)	(11,229,274)
Class B	(1,021,598)	(193,827)
Portfolio share transactions: Class A Proceeds from shares sold	18,640,452	51,591,121
Reinvestment of distributions	11,297,007	11,229,274
Cost of shares redeemed	(24,344,016)	(50,121,722)
Net increase (decrease) in net assets from Class A share transactions	5,593,443	12,698,673
Class B Proceeds from shares sold	29,524,277	52,862,147
Reinvestment of distributions	1,021,598	193,827
Cost of shares redeemed	(952,471)	(584,554)
Net increase (decrease) in net assets from Class B share transactions	29,593,404	52,471,420
Increase (decrease) in net assets	43,196,395	225,771,463
Net assets at beginning of period	737,941,611	512,170,148
Net assets at end of period (including undistributed net investment income of $7,643,303 and $12,034,767, respectively)	$ 781,138,006	$ 737,941,611
Other Information
Class A Shares outstanding at beginning of period	59,527,655	58,214,359
Shares sold	1,649,775	5,422,760
Shares issued to shareholders in reinvestment of distributions	1,011,370	1,398,415
Shares redeemed	(2,154,823)	(5,507,879)
Net increase (decrease) in Portfolio shares	506,322	1,313,296
Shares outstanding at end of period	60,033,977	59,527,655
Class B Shares outstanding at beginning of period	5,819,055	251,123
Shares sold	2,610,117	5,599,747
Shares issued to shareholders in reinvestment of distributions	91,377	24,108
Shares redeemed	(83,760)	(55,923)
Net increase (decrease) in Portfolio shares	2,617,734	5,567,932
Shares outstanding at end of period	8,436,789	5,819,055

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2004[a]	2003	2002	2001	2000[b]	1999[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.29	$ 8.76	$ 10.81	$ 10.77	$ 8.96	$ 10.28
Income (loss) from investment operations: Net investment income (loss)[c]	.12	.20	.21	.19	.26	.26
Net realized and unrealized gain (loss) on investment transactions	.19	2.53	(2.13)	(.01)	2.25	(1.38)
Total from investment operations	.31	2.73	(1.92)	.18	2.51	(1.12)
Less distributions from: Net investment income	(.19)	(.20)	(.09)	(.14)	(.20)	(.10)
Net realized gains on investment transactions	-	-	(.04)	-	(.50)	(.10)
Total distributions	(.19)	(.20)	(.13)	(.14)	(.70)	(.20)
Net asset value, end of period	$ 11.41	$ 11.29	$ 8.76	$ 10.81	$ 10.77	$ 8.96
Total Return (%)	2.78**	32.04	(18.03)	1.69	30.52	(11.16)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	685	672	510	443	168	113
Ratio of expenses before expense reductions (%)	.77*	.79	.79	.82	.85	.86
Ratio of expenses after expense reductions (%)	.77*	.79	.79	.82	.84	.86
Ratio of net investment income (loss) (%)	2.15*	2.14	2.21	1.78	2.85	2.57
Portfolio turnover rate (%)	9*	18	17	16	37	24

a For the six months ended June 30, 2004 (Unaudited).
b On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Per share information, for the periods prior to December 31, 2001, have been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
c Based on average shares outstanding during the period.
* Annualized ** Not annualized

Class B

Years Ended December 31,	2004[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.27	$ 8.75	$ 9.57
Income (loss) from investment operations: Net investment income (loss)[c]	.10	.16	.18
Net realized and unrealized gain (loss) on investment transactions	.19	2.53	(1.00)
Total from investment operations	.29	2.69	(.82)
Less distributions from: Net investment income	(.15)	(.17)	-
Net asset value, end of period	$ 11.41	$ 11.27	$ 8.75
Total Return (%)	2.56**	31.60	(8.57)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	96	66	2
Ratio of expenses (%)	1.16*	1.18	1.05*
Ratio of net investment income (loss) (%)	1.76*	1.75	4.30*
Portfolio turnover rate (%)	9*	18	17

a For the six months ended June 30, 2004 (Unaudited).
b For the period from July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
* Annualized ** Not annualized

Management Summary June 30, 2004

SVS Dreman Small Cap Value Portfolio

SVS Dreman Small Cap Value Portfolio Class A shares (unadjusted for contract charges, and for the six-month period ended June 30, 2004) advanced 10.32%, outperforming its benchmark, the Russell 2000 Value Index, which gained 7.83%. The portfolio continued to benefit from a trend that has favored small cap and value stocks. Additionally, a second-quarter shift in investor bias toward stocks of greater value and higher quality helped support the portfolio, which invests in stocks with these fundamental attributes.

Returns were driven primarily by asset allocation, which is a residual of bottom-up stock selection. The portfolio's heaviest overweight relative to the benchmark in energy (which benefited from a spike in crude oil and gas prices) was the key to its outperformance. The strong showing of energy holdings, notably Ultra Petroleum, Inc. and Tesoro Petroleum Corp., also contributed. Reliant Resources, Inc., an independent power producer, led utility holdings to robust gains, adding significantly to results.

Financials, the portfolio's largest industry stake, were the biggest detractor, despite the exceptional showing of select real estate investment trusts, including Newcastle Investment Corp. More vulnerable to rising interest rates than their larger, more diversified counterparts, small banks and savings and loans lagged; these comprise slightly less than half of the portfolio's financial holdings. Additionally, an underweight position in materials, which posted strong gains, hampered performance.

The managers remain comfortable with the portfolio's positioning, but continue to seek opportunities to enhance the portfolio. The portfolio, they believe, is poised to perform well in any market environment other than one led by technology, which offers few opportunities consistent with the manager's investment criteria.

David N. Dreman
Nelson Woodard

Co-Managers
Dreman Value Management, L.L.C., Subadvisor to the Portfolio

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. Please see scudder.com for the product's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Information concerning the portfolio holdings of the portfolio as of month-end is available upon request on the 16th of the following month.

Risk Considerations

This portfolio is subject to stock market risk. Stocks of small companies involve greater risk than securities of larger, more-established companies, as they often have limited product lines, markets or financial resources and may be exposed to more erratic and abrupt market movements. The portfolio may focus its investments on certain economic sectors, thereby increasing its vulnerability to any single economic, political or regulatory development. This may result in greater share price volatility. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

The Russell 2000 Value Index measures the performance of small companies with lower price-to-book ratios and lower forecasted growth values than the overall market. Index returns assume reinvestment of all distributions and do not reflect fees or expenses. It is not possible to invest directly in an index.

Portfolio management market commentary is as of June 30, 2004, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Investment Portfolio June 30, 2004 (Unaudited)

SVS Dreman Small Cap Value Portfolio

	Shares	Value ($)

Common Stocks 94.7%
Consumer Discretionary 8.9%
Auto Components 0.3%
Noble International Ltd.	48,000	1,188,960
Automobiles 1.1%
Fleetwood Enterprises, Inc.*	324,000	4,714,200
Hotels Restaurants & Leisure 1.6%
Bluegreen Corp.*	210,300	2,902,140
CBRL Group, Inc.	74,300	2,292,155
Navigant International, Inc.*	114,100	2,029,839
		7,224,134
Household Durables 0.7%
Meritage Corp.*	17,300	1,190,240
Standard Pacific Corp.	40,500	1,996,650
		3,186,890
Leisure Equipment & Products 0.6%
Lakes Entertainment, Inc.	220,500	2,555,595
Media 0.4%
Catalina Marketing Corp.*	103,200	1,887,528
Specialty Retail 3.5%
AnnTaylor Stores Corp.*	76,950	2,230,011
Borders Group, Inc.	94,500	2,215,080
Dress Barn, Inc.*	92,700	1,587,024
Linens 'N Things, Inc.*	99,800	2,925,138
Mettler-Toledo International, Inc.*	129,900	6,383,286
		15,340,539
Textiles, Apparel & Luxury Goods 0.7%
Phillips-Van Heusen Corp.	167,336	3,221,218
Consumer Staples 5.4%
Food Products 2.5%
Chiquita Brands International, Inc.*	185,900	3,889,028
J & J Snack Foods Corp.*	67,600	2,760,108
Ralcorp Holdings, Inc.*	129,700	4,565,440
		11,214,576
Personal Products 1.3%
Helen of Troy Ltd.*	150,600	5,552,622
Tobacco 1.6%
Universal Corp.	68,400	3,484,296
Vector Group Ltd.	227,311	3,580,148
		7,064,444
Energy 10.1%
Energy Equipment & Services 1.4%
Matrix Service Co.*	154,100	1,410,015
Oil States International, Inc.*	239,000	3,656,700
Unit Corp.*	37,900	1,191,955
		6,258,670
Oil & Gas 8.7%
Callon Petroleum Co.	40,200	573,252
Comstock Resources, Inc.*	160,045	3,114,476
Delta Petrolaum Corp.*	249,600	3,357,120
Energy Partners Ltd.*	144,500	2,210,850
	Shares	Value ($)

Frontier Oil Corp.	150,100	3,180,619
Global Industries, Inc.*	79,500	454,740
Magnum Hunter Resources, Inc.*	222,700	2,311,626
Parallel Petroleum Corp.	234,100	1,187,121
Penn Virginia Corp.	167,200	6,037,592
Pioneer Drilling Co.	162,000	1,244,160
Quicksilver Resources, Inc.	22,600	1,515,782
Remington Oil & Gas Corp.*	130,700	3,084,520
Tesoro Petroleum Corp.*	90,500	2,497,800
Ultra Petroleum Corp.*	209,400	7,816,902
		38,586,560
Financials 28.3%
Banks 13.0%
BankAtlantic Bancorp., Inc. "A"	113,850	2,100,533
BOK Financial Corp.*	38,556	1,514,094
Capital Bancorp., Ltd.	47,100	1,225,071
Center Financial Corp.	118,200	1,790,730
Colonial BancGroup, Inc.	133,400	2,423,878
Community First Bankshares, Inc.	42,400	1,364,856
First Federal Capital Corp.	103,800	2,888,754
First Federal Financial Corp.*	63,250	2,631,200
Franklin Bank Corp.*	99,900	1,580,418
Fulton Financial Corp.	131,884	2,657,463
Glacier Bancorp., Inc.	124,756	3,514,377
Greater Bay Bancorp.	161,300	4,661,570
Independence Community Bank Corp.	87,700	3,192,280
IndyMac Bancorp., Inc.	85,950	2,716,020
International Bancshares Corp.	53,148	2,155,151
Midwest Banc Holdings, Inc.	62,600	1,395,980
Oriental Finance Group, Inc.	52,400	1,418,468
PFF Bancorp., Inc.	78,100	2,908,444
Provident Bankshares Corp.	97,550	2,813,342
R & G Financial Corp. "B"	157,225	5,197,858
S&T Bancorp, Inc.	41,600	1,330,368
Signature Bank*	15,400	365,904
Sterling Financial Corp.*	54,582	1,739,528
TierOne Corp.	27,800	597,978
Webster Financial Corp.	70,800	3,329,016
		57,513,281
Diversified Financial Services 2.3%
ACE Cash Express, Inc.*	105,400	2,707,726
Bank Mutual Corp.	187,600	2,044,840
CMET Finance Holdings, Inc.*	7,200	720,000
Fieldstone Private Capital Corp.*	149,100	2,348,325
Jer Investment Trust, Inc. 144A*	149,900	2,248,500
MCG Capital Corp.	8,000	123,040
		10,192,431
Insurance 5.7%
Ceres Group, Inc.*	346,890	2,129,905
Endurance Specialty Holdings Ltd.	47,700	1,659,960
Meadowbrook Insurance Group, Inc.*	263,500	1,396,550
ProCentury Corp.*	336,700	3,276,091
PXRE Group Ltd.	51,000	1,288,770
Quanta Capital Holdings Ltd.*	155,900	1,655,658
	Shares	Value ($)

Quanta Capital Holdings Ltd.*	123,400	1,325,316
Scottish Re Group Ltd.	251,300	5,842,725
Selective Insurance Group, Inc.	141,300	5,635,044
United National Group, Ltd. "A"*	58,800	888,468
		25,098,487
Real Estate 7.3%
Capital Lease Funding, Inc. (REIT)*	193,100	2,008,240
Correctional Properties Trust (REIT)	71,700	2,097,225
Healthcare Realty Trust, Inc. (REIT)	60,400	2,263,792
Highland Hospitality Corp. (REIT)*	264,100	2,654,205
HRPT Properties Trust (REIT)	133,500	1,336,335
Luminent Mortgage Capital, Inc. (REIT)	58,500	702,000
Medical Properties of America (REIT)*	109,300	1,093,000
MFA Mortgage Investments, Inc. (REIT)	233,300	2,076,370
National Health Investors, Inc. (REIT)	83,400	2,267,646
Newcastle Investment Corp. (REIT)	254,600	7,625,270
Novastar Financial, Inc. (REIT)	224,100	8,506,836
		32,630,919
Health Care 8.1%
Biotechnology 1.5%
Charles River Laboratories International, Inc.*	60,400	2,951,748
Serologicals Corp.*	186,800	3,734,132
		6,685,880
Health Care Equipment & Supplies 1.5%
Apogent Technologies, Inc.*	88,500	2,832,000
Conmed Corp.*	90,000	2,466,000
Cytyc Corp.*	52,900	1,342,073
		6,640,073
Health Care Providers & Services 4.6%
Apria Healthcare Group, Inc.*	82,100	2,356,270
LabOne, Inc.*	87,500	2,780,750
Odyssey Healthcare, Inc.*	108,400	2,040,088
Pediatrix Medical Group, Inc.*	42,600	2,975,610
Province Healthcare Co.*	209,100	3,586,065
Triad Hospitals, Inc.*	179,000	6,664,170
		20,402,953
Pharmaceuticals 0.5%
Par Pharmaceutical Cos., Inc.*	67,900	2,390,759
Industrials 18.1%
Aerospace & Defense 6.1%
CAE, Inc.	595,600	2,721,892
Curtiss-Wright Corp.	52,200	2,933,118
DRS Technologies, Inc.*	98,100	3,129,390
Herley Industries, Inc.*	179,800	3,513,292
Moog, Inc. "A"*	164,250	6,095,317
Precision Castparts Corp.	107,000	5,851,830
Triumph Group, Inc.	13,600	434,248
United Defense Industries, Inc.*	66,100	2,313,500
		26,992,587
Building Products 1.8%
Levitt Corp. "A"*	159,300	4,103,568
NCI Building Systems, Inc.*	60,900	1,982,295
	Shares	Value ($)

York International Corp.	52,000	2,135,640
		8,221,503
Commercial Services & Supplies 2.2%
Consolidated Graphics, Inc.*	75,400	3,321,370
FTI Consulting, Inc.*	112,700	1,859,550
John H. Harland Co.	90,700	2,662,045
WCA Waste Corp.	200,700	1,786,230
		9,629,195
Construction & Engineering 1.1%
URS Corp.*	172,500	4,726,500
Electrical Equipment 0.4%
Genlyte Group, Inc.*	31,800	1,999,584
Industrial Conglomerates 1.2%
Denbury Resources, Inc.*	252,600	5,291,970
Machinery 2.8%
Albany International Corp. "A"	72,500	2,433,100
Briggs & Stratton Corp.	26,300	2,323,605
Harsco Corp.	44,400	2,086,800
Oshkosh Truck Corp.	51,400	2,945,734
Valmont Industries	112,400	2,573,960
		12,363,199
Road & Rail 1.9%
Genessee & Wyoming, Inc.*	140,550	3,331,035
RailAmerica, Inc.*	168,100	2,454,260
Yellow Roadway Corp.*	67,807	2,702,787
		8,488,082
Transportation Infrastructure 0.6%
Offshore Logistics, Inc.	90,200	2,536,424
Information Technology 3.4%
Communications Equipment 1.8%
CyberGuard Corp.*	88,100	718,896
Emulex Corp.*	124,600	1,783,026
Luminent, Inc.*	135,000	1,620,000
PC-Tel, Inc.*	316,600	3,735,880
		7,857,802
Computers & Peripherals 0.7%
Stratasys, Inc.	53,000	1,312,280
Western Digital Corp.*	204,400	1,770,104
		3,082,384
Electronic Equipment & Instruments 0.4%
Scansource, Inc.*	33,400	1,984,628
IT Consulting & Services 0.5%
BISYS Group, Inc.*	74,700	1,050,282
CACI International, Inc. "A"*	26,800	1,083,792
		2,134,074
Materials 6.5%
Chemicals 2.2%
Headwaters, Inc.*	244,500	6,339,885
Sensient Technologies Corp.	166,500	3,576,420
		9,916,305
Construction Materials 0.7%
Florida Rock Industries, Inc.	73,695	3,107,718
	Shares	Value ($)

Marine 1.0%
Tsakos Energy Navigation Ltd.	128,300	4,357,068
Metals & Mining 2.6%
Cleveland-Cliffs, Inc.	42,800	2,413,492
Metal Management, Inc.*	70,800	1,402,548
Pan American Silver Corp.*	176,400	2,319,660
Stillwater Mining Co.*	142,700	2,141,927
Wheaton River Minerals Ltd.*	1,091,100	3,065,991
		11,343,618
Utilities 5.9%
Electric Utilities 1.3%
CMS Energy Corp.*	315,100	2,876,863
WPS Resources Corp.	65,000	3,012,750
		5,889,613
Gas Utilities 1.7%
Peoples Energy Corp.	60,600	2,554,290
Southern Union Co.*	223,200	4,705,056
		7,259,346
Multi-Utilities 1.1%
ONEOK, Inc.	146,000	3,210,540
Sierra Pacific Resources*	210,600	1,623,726
		4,834,266
Multi-Utilities & Unregulated Power 1.8%
Reliant Resources, Inc.*	735,300	7,963,299
Total Common Stocks (Cost $320,415,795)		419,529,884
	Shares	Value ($)

Preferred Stock 0.5%
Financials 0.5%
Banks 0.2%
Chevy Chase Bank, 8.00%*	38,800	1,059,240
Real Estate 0.3%
Equity Inns, Inc., 8.750%, Series B*	36,200	907,263
Winston Hotels, Inc., 8.00%*	20,300	487,606
		1,394,869
Total Preferred Stock (Cost $2,382,500)		2,454,109

Other Investments 1.1%
iShares Russell 2000 Index Fund	14,400	1,699,056
Tortoise Energy Infrastructure Corp.	137,800	3,154,242
Total Other Investments (Cost $5,079,918)		4,853,298

Cash Equivalents 3.7%
Scudder Cash Management QP Trust 1.20% (b) (Cost $16,277,786)	16,277,786	16,277,786
Total Investment Portfolio - 100.0% (Cost $344,155,999) (a)		443,115,077

Notes to SVS Dreman Small Cap Value Portfolio of Investments

* Non-income producing security.
(a) The cost for federal income tax purposes was $344,496,289. At June 30, 2004, net unrealized appreciation for all securities based on tax cost was $98,618,788. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $103,895,739 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,276,951.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $327,878,213)	$ 426,837,291
Investment in Scudder Cash Management QP Trust (cost $16,277,786)	16,277,786
Total investments in securities, at value (cost $344,155,999)	443,115,077
Receivable for investments sold	3,548,203
Dividends receivable	284,239
Interest receivable	18,527
Receivable for Portfolio shares sold	211,348
Total assets	447,177,394
Liabilities
Payable for investments purchased	4,559,004
Payable for Portfolio shares redeemed	143,461
Accrued management fee	259,366
Other accrued expenses and payables	91,091
Total liabilities	5,052,922
Net assets, at value	$ 442,124,472
Net Assets
Net assets consist of: Undistributed net investment income	995,295
Net unrealized appreciation (depreciation) on investments	98,959,078
Accumulated net realized gain (loss)	9,566,564
Paid-in capital	332,603,535
Net assets, at value	$ 442,124,472
Class A Net Asset Value, offering and redemption price per share ($387,743,745 / 22,083,409 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 17.56
Class B Net Asset Value, offering and redemption price per share ($54,380,727 / 3,098,136 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 17.55

Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $8,037)	$ 2,660,739
Interest	23,398
Interest - Scudder Cash Management QP Trust	91,333
Total Income	2,775,470
Expenses: Management fee	1,543,421
Custodian fees	15,336
Distribution service fees (Class B)	51,720
Record keeping fees (Class B)	28,536
Auditing	23,356
Legal	9,889
Trustees' fees and expenses	2,949
Reports to shareholders	33,909
Other	6,919
Total expenses, before expense reductions	1,716,035
Expense reductions	(1,155)
Total expenses, after expense reductions	1,714,880
Net investment income (loss)	1,060,590
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	25,992,074
Foreign currency related transactions	86
25,992,160
Net unrealized appreciation (depreciation) during the period on investments	13,219,631
Net gain (loss) on investment transactions	39,211,791
Net increase (decrease) in net assets resulting from operations	$ 40,272,381

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income (loss)	$ 1,060,590	$ 4,178,048
Net realized gain (loss) on investment transactions	25,992,160	(4,032,299)
Net unrealized appreciation (depreciation) on investment transactions during the period	13,219,631	106,909,012
Net increase (decrease) in net assets resulting from operations	40,272,381	107,054,761
Distributions to shareholders from: Net investment income Class A	(3,405,170)	(2,962,485)
Class B	(212,277)	(46,780)
Net realized gains Class A	-	(3,977,032)
Class B	-	(77,506)
Portfolio share transactions: Class A Proceeds from shares sold	23,405,528	59,877,343
Reinvestment of distributions	3,405,170	6,939,517
Cost of shares redeemed	(25,856,680)	(56,654,673)
Net increase (decrease) in net assets from Class A share transactions	954,018	10,162,187
Class B Proceeds from shares sold	19,328,066	24,979,856
Reinvestment of distributions	212,277	124,286
Cost of shares redeemed	(708,465)	(824,618)
Net increase (decrease) in net assets from Class B share transactions	18,831,878	24,279,524
Increase (decrease) in net assets	56,440,830	134,432,669
Net assets at beginning of period	385,683,642	251,250,973
Net assets at end of period (including undistributed net investment income of $995,295 and $3,552,152, respectively)	$ 442,124,472	$ 385,683,642
Other Information
Class A Shares outstanding at beginning of period	22,038,819	21,449,028
Shares sold	1,388,959	4,545,529
Shares issued to shareholders in reinvestment of distributions	197,058	650,376
Shares redeemed	(1,541,427)	(4,606,114)
Net increase (decrease) in Portfolio shares	44,590	589,791
Shares outstanding at end of period	22,083,409	22,038,819
Class B Shares outstanding at beginning of period	1,977,912	98,769
Shares sold	1,149,642	1,921,031
Shares issued to shareholders in reinvestment of distributions	12,277	11,637
Shares redeemed	(41,695)	(53,525)
Net increase (decrease) in Portfolio shares	1,120,224	1,879,143
Shares outstanding at end of period	3,098,136	1,977,912

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2004[a]	2003	2002	2001	2000[b]	1999[b]
Selected Per Share Data
Net asset value, beginning of period	$ 16.06	$ 11.66	$ 13.21	$ 11.23	$ 10.85	$ 10.65
Income (loss) from investment operations: Net investment income (loss)[c]	.05	.19	.17	.09	.02	.07
Net realized and unrealized gain (loss) on investment transactions	1.61	4.55	(1.67)	1.89	.42	.23
Total from investment operations	1.66	4.74	(1.50)	1.98	.44	.30
Less distributions from: Net investment income	(.16)	(.15)	(.05)	-	(.06)	(.10)
Net realized gains on investment transactions	-	(.19)	-	-	-	-
Total distributions	(.16)	(.34)	(.05)	-	(.06)	(.10)
Net asset value, end of period	$ 17.56	$ 16.06	$ 11.66	$ 13.21	$ 11.23	$ 10.85
Total Return (%)	10.32**	42.15	(11.43)	17.63	4.05	2.80
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	388	354	250	194	84	95
Ratio of expenses before expense reductions (%)	.80*	.80	.81	.79	.82	.84
Ratio of expenses after expense reductions (%)	.80*	.80	.81	.79	.82	.83
Ratio of net investment income (loss) (%)	.56*	1.46	1.28	.77	.15	.69
Portfolio turnover rate (%)	65*	71	86	57	36	72

a For the six months ended June 30, 2004 (Unaudited).
b On June 18, 2001, the Portfolio implemented 1 for 10 reverse stock split. Per share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
c Based on average shares outstanding during the period.
* Annualized ** Not annualized

Class B

Years Ended December 31,	2004[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 16.03	$ 11.65	$ 13.86
Income (loss) from investment operations: Net investment income (loss)[c]	.01	.13	.17
Net realized and unrealized gain (loss) on investment transactions	1.60	4.56	(2.38)
Total from investment operations	1.61	4.69	(2.21)
Less distributions from: Net investment income	(.09)	(.12)	-
Net realized gains on investment transactions	-	(.19)	-
Total distributions	(.09)	(.31)	-
Net asset value, end of period	$ 17.55	$ 16.03	$ 11.65
Total Return (%)	10.04**	41.65	(15.95)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	54	32	1
Ratio of expenses (%)	1.19*	1.19	1.06*
Ratio of net investment income (loss) (%)	.17*	1.07	3.01*
Portfolio turnover rate (%)	65*	71	86

a For the six months ended June 30, 2004 (Unaudited).
b For the period from July 1, 2002 (commencement of operations of Class B shares) to December 31, 2003.
c Based on average shares outstanding during the period.
* Annualized ** Not annualized

Management Summary June 30, 2004

SVS Eagle Focused Large Cap Growth Portfolio

The portfolio was down 0.81% (Class A shares, unadjusted for contract charges) for the first half of 2004, while the benchmark Russell 1000 Growth Index was up 2.74%. On balance, our financials holdings provided a positive contribution due to good performance from First Data and Countrywide Financial. However, we continue to underweight the financials sector, because of the likely negative impact of increased interest rates on the margins of banks and the fixed-income trading revenues of brokers. Health care was also a source of relative strength during the period, as Zimmer Holdings and Caremark Rx were strong performers. Demographic trends, direct-to-consumer advertising and overall innovation are helping sustain strong growth in the health care sector. Our underweighting in the consumer staples sector hurt our relative performance, as investor sentiment was a bit defensive, particularly early in the year. In the consumer discretionary sector, we lost ground due to poor stock selection in media names EchoStar Communications, Clear Channel Communications and Viacom, all of which suffered from continued weakness in advertising sales. Technology also detracted, as we were overweight in a number of underperforming semiconductor holdings such as Intel, Texas Instruments and Fairchild Semiconductor International. As the economy recovers, we continue to believe that semiconductor stocks will benefit from an increasing consumer appetite for all things digital, including cell phones, PDAs, cameras and home entertainment systems.

We continue to position the portfolio with a procyclical growth bias - noticeably underweight in defensive sectors such as consumer staples and financials, and noticeably overweight in the consumer discretionary and technology sectors. While we continue to underweight the health care sector as a whole, we are finding promising select opportunities in health care services and medical devices.

Ashi Parikh
Duane Eatherly

Portfolio Managers
Eagle Asset Management, Inc., Subadvisor to the Portfolio

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. Please see scudder.com for the product's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Information concerning the portfolio holdings of the portfolio as of month-end is available upon request on the 16th of the following month.

Risk Considerations

This portfolio is subject to stock market risk, meaning stocks in the portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Please see this portfolio's prospectus for specific details regarding its investments and risk profile.

The Russell 1000 Growth Index is an unmanaged index that measures the performance of large companies with greater-than-average growth orientation compared with the overall market. Index returns assume reinvestment of all distributions and do not reflect fees or expenses. It is not possible to invest directly in an index.

Portfolio management market commentary is as of June 30, 2004, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Investment Portfolio June 30, 2004 (Unaudited)

SVS Eagle Focused Large Cap Growth Portfolio

	Shares	Value ($)

Common Stocks 98.8%
Consumer Discretionary 27.9%
Hotels Restaurants & Leisure 3.2%
Harrah's Entertainment, Inc.	37,050	2,004,405
International Game Technology	40,900	1,578,740
		3,583,145
Internet & Catalog Retail 7.1%
eBay, Inc.*	46,850	4,307,858
InterActiveCorp.*	122,200	3,683,108
		7,990,966
Media 15.6%
Clear Channel Communications, Inc.	38,500	1,422,575
Comcast Corp. "A"*	75,500	2,084,555
EchoStar Communications Corp. "A"*	125,250	3,851,437
Gannett Co., Inc.	33,700	2,859,445
Time Warner, Inc.*	140,200	2,464,716
Viacom, Inc. "B"	59,100	2,111,052
Walt Disney Co.	101,900	2,597,431
		17,391,211
Specialty Retail 2.0%
Home Depot, Inc.	63,325	2,229,040
Consumer Staples 2.7%
Food & Drug Retailing
Wal-Mart Stores, Inc.	56,300	2,970,388
Financials 2.2%
Capital Markets 1.1%
Goldman Sachs Group, Inc.	13,100	1,233,496
Diversified Financial Services 1.1%
Citigroup, Inc.	26,966	1,253,919
Health Care 22.4%
Biotechnology 2.7%
Genzyme Corp. (General Division)*	63,800	3,019,654
Health Care Equipment & Supplies 6.0%
St. Jude Medical, Inc.*	38,300	2,897,395
Zimmer Holdings, Inc.*	43,650	3,849,930
		6,747,325
Health Care Providers & Services 2.2%
Caremark Rx, Inc.*	75,800	2,496,852
Pharmaceuticals 11.5%
Abbott Laboratories	38,800	1,581,488
Allergan, Inc.	19,900	1,781,448
Johnson & Johnson	56,400	3,141,480
	Shares	Value ($)

Pfizer, Inc.	138,600	4,751,208
Wyeth	44,000	1,591,040
		12,846,664
Industrials 7.4%
Commercial Services & Supplies 1.7%
Cendant Corp.	75,050	1,837,224
Electrical Equipment 2.0%
Emerson Electric Co.	35,000	2,224,250
Industrial Conglomerates 3.7%
General Electric Co.	128,750	4,171,500
Information Technology 36.2%
Communications Equipment 4.5%
Cisco Systems, Inc.*	156,400	3,706,680
Nokia Oyj (ADR)	89,600	1,302,784
		5,009,464
Computers & Peripherals 6.5%
Dell, Inc.*	149,550	5,356,881
EMC Corp.*	168,300	1,918,620
		7,275,501
IT Consulting & Services 3.4%
CheckFree Corp.*	49,450	1,483,500
First Data Corp.	51,050	2,272,746
		3,756,246
Semiconductors & Semiconductor Equipment 14.7%
Fairchild Semiconductor International, Inc.*	113,300	1,854,721
Intel Corp.	197,350	5,446,860
Lam Research Corp.*	124,150	3,327,220
Maxim Integrated Products, Inc.	32,350	1,695,787
NVIDIA Corp.*	107,650	2,206,825
Texas Instruments, Inc.	81,350	1,967,043
		16,498,456
Software 7.1%
Microsoft Corp.	208,400	5,951,904
VERITAS Software Corp.*	72,950	2,020,715
		7,972,619
Total Common Stocks (Cost $101,223,583)		110,507,920

Cash Equivalents 1.2%
Scudder Cash Management QP Trust, 1.20% (b) (Cost $1,339,468)	1,339,468	1,339,468
Total Investment Portfolio - 100.0% (Cost $102,563,051) (a)		111,847,388

Notes to SVS Eagle Focused Large Cap Growth Portfolio of Investments

* Non-income producing security.
(a) The cost for federal income tax purposes was $103,385,892. At June 30, 2004, net unrealized appreciation for all securities based on tax cost was $8,461,496. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,988,950 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,527,454.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $101,223,583)	$ 110,507,920
Investment in Scudder Cash Management QP Trust (cost $1,339,468)	1,339,468
Total investments in securities, at value (cost $102,563,051)	111,847,388
Cash	10,000
Dividends receivable	45,907
Interest receivable	2,068
Receivable for Portfolio shares sold	207,260
Other assets	892
Total assets	112,113,515
Liabilities
Payable for Portfolio shares redeemed	8,596
Accrued management fee	91,837
Other accrued expenses and payables	70,043
Total liabilities	170,476
Net assets, at value	$ 111,943,039
Net Assets
Net assets consist of: Accumulated net investment loss	(180,028)
Net unrealized appreciation (depreciation) on investments	9,284,337
Accumulated net realized gain (loss)	(23,437,436)
Paid-in capital	126,276,166
Net assets, at value	$ 111,943,039
Class A Net Asset Value, offering and redemption price per share ($84,457,251 / 9,862,785 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.56
Class B Net Asset Value, offering and redemption price per share ($27,485,788 / 3,231,031 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.51

Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Income: Dividends	$ 409,329
Interest - Scudder Cash Management QP Trust	14,101
Total Income	423,430
Expenses: Management fee	497,425
Custodian and accounting fees	27,758
Distribution service fees (Class B)	24,874
Record keeping fees (Class B)	14,106
Auditing	24,220
Legal	3,135
Trustees' fees and expenses	728
Reports to shareholders	5,460
Registration fees	546
Other	5,534
Total expenses, before expense reductions	603,786
Expense reductions	(399)
Total expenses, after expense reductions	603,387
Net investment income (loss)	(179,957)
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	2,425,649
Net unrealized appreciation (depreciation) during the period on investments	(3,167,066)
Net gain (loss) on investment transactions	(741,417)
Net increase (decrease) in net assets resulting from operations	$ (921,374)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income (loss)	$ (179,957)	$ (51,955)
Net realized gain (loss) on investment transactions	2,425,649	2,310,457
Net unrealized appreciation (depreciation) on investment transactions during the period	(3,167,066)	16,392,143
Net increase (decrease) in net assets resulting from operations	(921,374)	18,650,645
Portfolio share transactions: Class A Proceeds from shares sold	4,907,595	13,012,448
Cost of shares redeemed	(3,437,358)	(8,293,606)
Net increase (decrease) in net assets from Class A share transactions	1,470,237	4,718,842
Class B Proceeds from shares sold	13,202,189	12,484,580
Cost of shares redeemed	(112,955)	(113,785)
Net increase (decrease) in net assets from Class B share transactions	13,089,234	12,370,795
Increase (decrease) in net assets	13,638,097	35,740,282
Net assets at beginning of period	98,304,942	62,564,660
Net assets at end of period (including accumulated net investment loss of $180,028 and $71, respectively)	$ 111,943,039	$ 98,304,942
Other Information
Class A Shares outstanding at beginning of period	9,695,116	9,100,995
Shares sold	564,705	1,735,087
Shares redeemed	(397,036)	(1,140,966)
Net increase (decrease) in Portfolio shares	167,669	594,121
Shares outstanding at end of period	9,862,785	9,695,116
Class B Shares outstanding at beginning of period	1,703,581	77,032
Shares sold	1,540,506	1,642,289
Shares redeemed	(13,056)	(15,740)
Net increase (decrease) in Portfolio shares	1,527,450	1,626,549
Shares outstanding at end of period	3,231,031	1,703,581

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2004[a]	2003	2002	2001	2000[b]	1999[b,c]
Selected Per Share Data
Net asset value, beginning of period	$ 8.63	6.82	$ 9.46	$ 11.40	$ 12.84	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[d]	(.01)	-***	(.01)	(.02)	(.05)	-***
Net realized and unrealized gain (loss) on investment transactions	(.06)	1.81	(2.63)	(1.92)	(1.04)	2.84
Total from investment operations	(.07)	1.81	(2.64)	(1.94)	(1.09)	2.84
Less distributions from: Net realized gains on investment transactions	-	-	-	-	(.35)	-
Net asset value, end of period	$ 8.56	$ 8.63	$ 6.82	$ 9.46	$ 11.40	$ 12.84
Total Return (%)	(.81)**	26.54	(27.91)	(17.02)	(9.02)[e]	28.40e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	84	84	62	60	28	3
Ratio of expenses before expense reductions (%)	1.08*	1.10	1.03	1.13	1.33	7.49*
Ratio of expenses after expense reductions (%)	1.08*	1.10	1.03	1.11	1.02	1.10*
Ratio of net investment income (loss) (%)	(.27)*	(.04)	(.08)	(.21)	(.37)	(.19)*
Portfolio turnover rate (%)	95*	143	123	98	323	336*

a For the six months ended June 30, 2004 (Unaudited).
b On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Per share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
c For the period from October 29, 1999 (commencement of operations) to December 31, 1999.
d Based on average shares outstanding during the period.
e Total return would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized
*** Amount is less than $.005

Class B

Years Ended December 31,	2004[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 8.59	$ 6.81	$ 7.61
Income (loss) from investment operations: Net investment income (loss)[c]	(.03)	(.04)	.01
Net realized and unrealized gain (loss) on investment transactions	(.05)	1.82	(.81)
Total from investment operations	(.08)	1.78	(.80)
Net asset value, end of period	$ 8.51	$ 8.59	$ 6.81
Total Return (%)	(.93)**	26.14	(10.51)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	27	15.5
Ratio of expenses (%)	1.47*	1.49	1.30*
Ratio of net investment income (loss) (%)	(.66)*	(.43)	.21*
Portfolio turnover rate (%)	95*	143	123

a For the six months ended June 30, 2004 (Unaudited).
b For the period July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
* Annualized ** Not annualized

Management Summary June 30, 2004

SVS Focus Value+Growth Portfolio

SVS Focus Value+Growth Portfolio Class A shares (unadjusted for contract charges, and for the six-month period ended June 30, 2004) rose 2.03%, trailing the 3.44% total return of its benchmark, the Standard & Poor's 500 (S&P 500) index.

During this rocky period, the value sleeve saw its five largest holdings forced down by unusual circumstances. Freddie Mac, Fannie Mae (which together accounted for nearly 25% of the sleeve's assets) and Altria Group, Inc. detracted most. Over time, these companies have generated strong returns and consistently paid high dividends. The managers believe their difficulties are temporary and that these companies continue to offer extreme values, with remarkably low relative P/Es and strong earnings growth. Contributing to overall results were manufacturing conglomerate Tyco International Ltd., which is rebounding nicely from an earlier corporate scandal, and integrated energy company ConocoPhillips (not held as of June 30, 2004) which, along with the energy industry, was fueled by historically high oil and gas prices.

The growth sleeve advanced during the period. Overall, reported earnings growth was robust, supported by increased revenues and moderate profit-margin expansion. Energy stocks, including BJ Services were top contributors on a relative and absolute basis. Health care stocks added significantly. Most notably, biotechnology company Genentech, Inc., benefited from a new compound pipeline and the launch of the new drug, Avastin.

The consumer discretionary sector also contributed significantly to performance due to stellar returns from Starbucks and eBay. Total return in this sector was offset due to poor performance from Tiffany & Co. (not held as of June 30, 2004) and Bed, Bath & Beyond, two of the sleeve's bottom performers. Financials were the weakest-performing industry, hit hard by increased interest rates.

David N. Dreman
F. James Hutchinson

Co-Managers
Dreman Value Management L.L.C.
(Subadvisor for the Value portion of the Portfolio)

Spiros Segalas
Kathleen McCarragher

Co-Managers
Jennison Associates LLC
(Subadvisor for the Growth portion of the Portfolio)

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. Please see scudder.com for the product's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Information concerning the portfolio holdings of the portfolio as of month-end is available upon request on the 16th of the following month.

Risk Considerations

This portfolio is subject to stock market risk. It is nondiversified and can take larger positions in fewer companies, increasing its overall potential risk. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of all distributions and do not reflect fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of June 30, 2004, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Investment Portfolio June 30, 2004 (Unaudited)

SVS Focus Value+Growth Portfolio

	Shares	Value ($)

Common Stocks 98.4%
Consumer Discretionary 13.9%
Hotels Restaurants & Leisure 2.8%
Starbucks Corp.*	80,800	3,513,184
Internet & Catalog Retail 3.6%
eBay, Inc.*	48,800	4,487,160
Media 2.4%
Univision Communications, Inc. "A"*	92,800	2,963,104
Specialty Retail 5.1%
Bed Bath & Beyond, Inc.*	69,500	2,672,275
Best Buy Co., Inc.	1,500	76,110
Borders Group, Inc.	33,750	791,100
Home Depot, Inc.	61,065	2,149,488
Staples, Inc.	25,440	745,646
		6,434,619
Consumer Staples 8.5%
Tobacco
Altria Group, Inc.	120,200	6,016,010
R.J. Reynolds Tobacco Holdings, Inc.	12,825	866,842
UST, Inc.	103,520	3,726,720
		10,609,572
Energy 5.6%
Energy Equipment & Services 3.7%
BJ Services Co.*	99,200	4,547,328
Oil & Gas 1.9%
ChevronTexaco Corp.	675	63,524
Devon Energy Corp.	20,795	1,372,470
El Paso Corp.	10,835	85,380
Kerr-McGee Corp.	16,550	889,894
		2,411,268
Financials 25.7%
Banks 7.1%
Bank of America Corp.	26,210	2,217,890
PNC Financial Services Group	18,810	998,435
Sovereign Bancorp, Inc.	58,110	1,284,231
US Bancorp.	31,200	859,872
Washington Mutual, Inc.	91,651	3,541,395
		8,901,823
Capital Markets 0.0%
Piper Jaffray Companies, Inc.*	313	14,157
Consumer Finance 2.8%
American Express Co.	68,800	3,534,944
Diversified Financial Services 14.1%
Fannie Mae	92,450	6,597,232
Freddie Mac	122,250	7,738,425
J.P. Morgan Chase & Co.	86,100	3,338,097
		17,673,754
Insurance 1.7%
American International Group, Inc.	21,000	1,496,880
	Shares	Value ($)

Marsh & McLennan Companies, Inc.	13,100	594,478
		2,091,358
Health Care 19.6%
Biotechnology 4.7%
Genentech, Inc.*	41,700	2,343,540
Gilead Sciences, Inc.*	53,000	3,551,000
		5,894,540
Health Care Equipment & Supplies 0.4%
Becton, Dickinson and Co.	10,875	563,325
Health Care Providers & Services 5.7%
AmerisourceBergen Corp.	8,225	491,691
Caremark Rx, Inc.*	102,700	3,382,938
HCA, Inc.	18,475	768,375
Laboratory Corp. of America Holdings*	25,890	1,027,833
Medco Health Solutions, Inc.*	15,162	568,575
Quest Diagnostics, Inc.	11,020	936,149
		7,175,561
Pharmaceuticals 8.8%
Bristol-Myers Squibb Co.	66,270	1,623,615
Eli Lilly & Co.	44,200	3,090,022
Merck & Co., Inc.	51,100	2,427,250
Pfizer, Inc.	103,100	3,534,268
Schering-Plough Corp.	4,655	86,024
Wyeth	5,725	207,016
		10,968,195
Industrials 3.5%
Industrial Conglomerates
General Electric Co.	106,300	3,444,120
Tyco International Ltd.	28,050	929,577
		4,373,697
Information Technology 21.6%
Communications Equipment 2.9%
Cisco Systems, Inc.*	151,500	3,590,550
Electronic Equipment & Instruments 2.9%
Agilent Technologies, Inc.*	125,200	3,665,856
Internet Software & Services 3.0%
Yahoo!, Inc.*	102,700	3,731,091
IT Consulting & Services 2.0%
Electronic Data Systems Corp.	128,575	2,462,211
Semiconductors & Semiconductor Equipment 8.0%
Intel Corp.	126,400	3,488,640
Marvell Technology Group Ltd.*	125,000	3,337,500
Texas Instruments, Inc.	133,200	3,220,776
		10,046,916
Software 2.8%
Electronic Arts, Inc.*	64,800	3,534,877
Total Common Stocks Cost $108,508,720)		123,189,090

	Shares	Value ($)

Cash Equivalents 1.6%
Scudder Cash Management QP Trust 1.20% (b) (Cost $1,990,277)	1,990,277	1,990,277
Total Investment Portfolio - 100.0% (Cost $110,498,997) (a)		125,179,367

Notes to SVS Focus Value+Growth Portfolio of Investments

* Non-income producing security.
(a) The cost for federal income tax purposes was $110,931,044. At June 30, 2004, net unrealized appreciation for all securities based on tax cost was $14,248,286. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $16,687,542 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,439,256.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $108,508,720)	$ 123,189,090
Investment in Scudder Cash Management QP Trust (cost $1,990,277)	1,990,277
Total investments in securities, at value (cost $110,498,997)	125,179,367
Cash	10,000
Receivable for investments sold	51,638
Dividends receivable	175,242
Interest receivable	2,203
Receivable for Fund shares sold	28,021
Other assets	9,913
Total assets	125,456,384
Liabilities
Payable for investment purchased	26,595
Accrued management fee	79,827
Other accrued expenses and payables	270,832
Total liabilities	377,254
Net assets, at value	$ 125,079,130
Net Assets
Net assets consist of: Undistributed net investment income	500,871
Net unrealized appreciation (depreciation) on investments	14,680,370
Accumulated net realized gain (loss)	(32,716,647)
Paid-in capital	142,614,536
Net assets, at value	$ 125,079,130
Class A Net Asset Value, offering and redemption price per share ($115,380,566 / 8,978,061 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.85
Class B Net Asset Value, offering and redemption price per share ($9,698,564 / 755,263 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.84

Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Income: Dividends	$ 1,046,767
Interest - Scudder Cash Management QP Trust	17,519
Securities lending income	237
Total Income	1,064,523
Expenses: Management fee	468,881
Custodian fees	7,941
Auditing	20,886
Distribution service fees (Class B)	9,864
Record keeping fee (Class B)	5,676
Legal	3,682
Reports to shareholders	1,338
Other	1,184
Total expenses, before expense reductions	519,452
Expense reductions	(496)
Total expenses, after expense reductions	518,956
Net investment income (loss)	545,567
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	1,573,925
Futures	116,366
1,690,291
Net unrealized appreciation (depreciation) during the period on: Investments	276,855
Futures	(64,159)
212,696
Net gain (loss) on investment transactions	1,902,987
Net increase (decrease) in net assets resulting from operations	$ 2,448,554

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income (loss)	$ 545,567	$ 1,010,016
Net realized gain (loss) on investment transactions	1,690,291	(762,388)
Net unrealized appreciation (depreciation) on investment transactions during the period	212,696	30,764,910
Net increase (decrease) in net assets resulting from operations	2,448,554	31,012,538
Distributions to shareholders from: Net investment income Class A	(964,388)	(861,563)
Class B	(34,623)	(12,687)
Portfolio share transactions: Class A Proceeds from shares sold	4,297,563	11,072,613
Reinvestment of distributions	964,388	861,563
Cost of shares redeemed	(11,974,773)	(17,513,556)
Net increase (decrease) in net assets from Class A share transactions	(6,712,822)	(5,579,380)
Class B Proceeds from shares sold	3,544,532	5,121,184
Reinvestment of distributions	34,623	12,687
Cost of shares redeemed	(289,591)	(406,433)
Net increase (decrease) in net assets from Class B share transactions	3,289,564	4,727,438
Increase (decrease) in net assets	(1,973,715)	29,286,346
Net assets at beginning of period	127,052,845	97,766,499
Net assets at end of period (including undistributed net investment income of $500,871 and $954,315, respectively)	$ 125,079,130	$ 127,052,845
Other Information
Class A Shares outstanding at beginning of period	9,513,858	10,089,997
Shares sold	338,226	983,070
Shares issued to shareholders in reinvestment of distributions	76,791	93,142
Shares redeemed	(950,814)	(1,652,351)
Net increase (decrease) in Portfolio shares	(535,797)	(576,139)
Shares outstanding at end of period	8,978,061	9,513,858
Class B Shares outstanding at beginning of period	495,365	39,304
Shares sold	280,097	491,329
Shares issued to shareholders in reinvestment of distributions	2,757	1,372
Shares redeemed	(22,956)	(36,640)
Net increase (decrease) in Portfolio shares	259,898	456,061
Shares outstanding at end of period	755,263	495,365

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2004[a]	2003	2002	2001	2000[b]	1999[b]
Selected Per Share Data
Net asset value, beginning of period	$ 12.70	$ 9.65	$ 13.08	$ 16.55	$ 18.96	$ 16.71
Income (loss) from investment operations: Net investment income (loss)[c]	.06	.10	.08	.09	.12	.08
Net realized and unrealized gain (loss) on investment transactions	.20	3.04	(3.45)	(2.41)	(.73)	2.62
Total from investment operations	.26	3.14	(3.37)	(2.32)	(.61)	2.70
Less distributions from: Net investment income	(.11)	(.09)	(.06)	(.10)	(.10)	(.10)
Net realized gains on investment transactions	-	-	-	(1.05)	(1.70)	(.35)
Total distributions	(.11)	(.09)	(.06)	(1.15)	(1.80)	(.45)
Net asset value, end of period	$ 12.85	$ 12.70	$ 9.65	$ 13.08	$ 16.55	$ 18.96
Total Return (%)	2.03**	32.87[d]	(25.89)	(14.35)	(3.90)	16.52
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	115	121	97	140	153	172
Ratio of expenses before expense reductions (%)	.81*	.85	.81	.79	.81	.83
Ratio of expenses after expense reductions (%)	.81*	.84	.81	.79	.81	.82
Ratio of net investment income (loss) (%)	.89*	.96	.73	.64	.66	.46
Portfolio turnover rate (%)	71*	82	109	180	39	102

a For the six months ended June 30, 2004 (Unaudited).
b On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Per share information, for the periods prior to June 30, 2001, has been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
c Based on average shares outstanding during the period.
d Total returns would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Class B

Years Ended December 31,	2004[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 12.66	$ 9.63	$ 10.74
Income (loss) from investment operations: Net investment income (loss)[c]	.03	.05	.08
Net realized and unrealized gain (loss) on investment transactions	.20	3.04	(1.19)
Total from investment operations	.23	3.09	(1.11)
Less distributions from: Net investment income	(.05)	(.06)	-
Net asset value, end of period	$ 12.84	$ 12.66	$ 9.63
Total Return (%)	1.86**	32.39[d]	(10.34)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10	6.4
Ratio of expenses (%)	1.20*	1.25	1.06*
Ratio of net investment income (loss) (%)	.50*	.56	1.64*
Portfolio turnover rate (%)	71*	82	109

a For the six months ended June 30, 2004 (Unaudited).
b For the period July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
d Total returns would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Management Summary June 30, 2004

SVS Index 500 Portfolio

For the six-month period ended June 30, 2004, the portfolio produced a total return of 3.12% (Class A shares, unadjusted for contract charges, compared with a 3.12% return for the Standard & Poor's 500 (S&P 500) index. Following an 18-month rally in growth stocks, equity markets traded "sideways" for much of the first half of 2004, remaining within a 5% trading range. Although the conflict in Iraq continued, there were no significant turns in the market as a response to events in Iraq. Elsewhere, the late-June federal funds rate increase of one-quarter of a percentage point was well-anticipated. The market edged up on this news, and then immediately sold off. Investors remain risk-wary and prone to quick sell-offs following gains. On a more positive note, late April marked one of the most favorable earnings seasons in the last five years. After a succession of positive earnings announcements, the market rallied off of its six-month lows, but it gave back those gains at the end of April and in early May.

In 2003 and through early 2004, investors favored high-beta1 growth stocks with relatively high price-to-earnings ratios. Then in March, many investors began to switch over to value-oriented stocks as they pursued more-defensive strategies. For the six-month period, the value portion of the S&P 500 index outgained the growth portion by 1.45%. The energy sector posted the strongest performance during the six-month period, going hand in hand with recent and significant increases in oil prices. In terms of underperformers, semiconductors and equipment - one of 2003's leading subsectors - dragged down the technology sector over the period as semiconductor stocks declined approximately 12% as a group. The best individual stock return came from AT&T Wireless Services, which is being sold; the leading bidder for the company is Cingular. The worst performing stock within the index was storage provider QLogic, which made a negative earnings announcement at the end of March. There were ten additions to and ten deletions from the index during the period.

The Portfolio Management Team
Northern Trust Investments, N.A., Subadvisor to the Portfolio

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. Please see scudder.com for the product's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Information concerning the portfolio holdings of the portfolio as of month-end is available upon request on the 16th of the following month.

Risk Considerations

The portfolio may not be able to mirror the S&P 500 index closely enough to track its performance for several reasons, including the portfolio's cost to buy and sell securities, as well as the flow of money into and out of the portfolio. This portfolio is subject to stock market risk, meaning stocks in the portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Additionally, derivatives may be more volatile and less liquid than traditional securities and the portfolio could suffer losses on its derivatives positions. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of all distributions and do not reflect fees or expenses. It is not possible to invest directly into an index.

1 "High-beta" refers to equities that tend to have high price fluctuations greater than those of the market as a whole.

Portfolio management market commentary is as of June 30, 2004, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Investment Portfolio June 30, 2004 (Unaudited)

SVS Index 500 Portfolio

	Shares	Value ($)

Common Stocks 98.1%
Consumer Discretionary 10.7%
Auto Components 0.2%
Cooper Tire & Rubber Co.	2,549	58,627
Dana Corp.	5,157	101,077
Delphi Corp.	19,383	207,011
Goodyear Tire & Rubber Co.*	6,057	55,058
Johnson Controls, Inc.	6,706	357,966
Visteon Corp.	3,894	45,443
		825,182
Automobiles 0.7%
Ford Motor Co.	63,903	1,000,082
General Motors Corp.	18,491	861,496
Harley-Davidson, Inc.	10,135	627,762
		2,489,340
Distributors 0.1%
Genuine Parts Co.	5,509	218,597
Hotels Restaurants & Leisure 1.3%
Carnival Corp.	21,791	1,024,177
Darden Restaurants, Inc.	5,675	116,621
Harrah's Entertainment, Inc.	3,419	184,968
Hilton Hotels Corp.	13,140	245,193
International Game Technology	11,497	443,784
Marriott International, Inc. "A"	8,017	399,888
McDonald's Corp.	43,406	1,128,556
Starbucks Corp.*	13,433	584,067
Starwood Hotels & Resorts Worldwide, Inc.	7,246	324,983
Wendy's International, Inc.	3,611	125,807
YUM! Brands, Inc.*	10,149	377,746
		4,955,790
Household Durables 0.5%
Black & Decker Corp.	2,694	167,378
Centex Corp.	4,256	194,712
Fortune Brands, Inc.	4,987	376,169
KB Home	1,669	114,544
Leggett & Platt, Inc.	6,557	175,138
Maytag Corp.	3,329	81,594
Newell Rubbermaid, Inc.	9,546	224,331
Pulte Homes, Inc.	4,296	223,521
Snap-On, Inc.	1,893	63,510
The Stanley Works	3,219	146,722
Whirlpool Corp.	2,314	158,740
		1,926,359
Internet & Catalog Retail 0.6%
eBay, Inc.*	22,635	2,081,288
Leisure Equipment & Products 0.2%
Brunswick Corp.	3,275	133,620
Eastman Kodak Co.	9,959	268,694
Hasbro, Inc.	5,527	105,013
Mattel, Inc.	16,553	302,092
		809,419
Media 3.5%
Clear Channel Communications, Inc.	21,359	789,215
Comcast Corp. "A"*	77,477	2,171,680
Dow Jones & Co., Inc.	2,820	127,182
	Shares	Value ($)

Gannett Co., Inc.	9,346	793,008
Interpublic Group of Companies, Inc.*	14,397	197,671
Knight-Ridder, Inc.	2,734	196,848
McGraw-Hill, Inc.	6,669	510,645
Meredith Corp.	1,700	93,432
New York Times Co. "A"	5,282	236,158
Omnicom Group, Inc.	6,582	499,508
Time Warner, Inc.*	156,760	2,755,841
Tribune Co.	11,206	510,321
Univision Communications, Inc. "A"*	11,105	354,583
Viacom, Inc. "B"	60,209	2,150,666
Walt Disney Co.	70,537	1,797,988
		13,184,746
Multiline Retail 1.0%
Big Lots, Inc.*	3,692	53,386
Dillard's, Inc. "A"	2,851	63,577
Dollar General Corp.	11,647	227,815
Family Dollar Stores, Inc.	5,979	181,881
Federated Department Stores, Inc.	6,209	304,862
J.C. Penny Co., Inc.	9,483	358,078
Kohl's Corp.*	11,781	498,101
Nordstrom, Inc.	4,724	201,290
Sears, Roebuck & Co.	7,701	290,790
Target Corp.	31,411	1,334,025
The May Department Stores Co.	9,937	273,168
		3,786,973
Specialty Retail 2.3%
AutoNation, Inc.*	8,500	145,350
AutoZone, Inc.*	3,042	243,664
Bed Bath & Beyond, Inc.*	10,376	398,957
Best Buy Co., Inc.	11,297	573,210
Boise Cascade Corp.	2,941	110,699
Circuit City Stores, Inc.	7,230	93,629
Home Depot, Inc.	76,533	2,693,962
Limited Brands	17,421	325,773
Lowe's Companies, Inc.	27,136	1,425,997
Office Depot, Inc.*	9,903	177,363
RadioShack Corp.	5,270	150,880
Sherwin-Williams Co.	4,970	206,503
Staples, Inc.	17,126	501,963
The Gap, Inc.	30,625	742,656
Tiffany & Co.	4,600	169,510
TJX Companies, Inc.	17,093	412,625
Toys "R" Us, Inc.*	8,217	130,897
		8,503,638
Textiles, Apparel & Luxury Goods 0.3%
Jones Apparel Group, Inc.	4,366	172,370
Liz Claiborne, Inc.	3,766	135,501
NIKE, Inc. "B"	9,163	694,097
Reebok International Ltd.	2,018	72,607
VF Corp.	3,721	181,213
		1,255,788
Consumer Staples 10.9%
Beverages 2.7%
Adolph Coors Co. "B"	1,835	132,744
Anheuser-Busch Companies, Inc.	27,990	1,511,460
	Shares	Value ($)

Brown-Forman Corp. "B"	3,780	182,460
Coca-Cola Enterprises, Inc.	15,934	461,927
Pepsi Bottling Group, Inc.	9,000	274,860
PepsiCo, Inc.	57,478	3,096,915
The Coca-Cola Co.	84,204	4,250,618
		9,910,984
Food & Drug Retailing 3.3%
Albertsons, Inc.	12,691	336,819
Costco Wholesale Corp.	15,894	652,766
CVS Corp.	13,596	571,304
Kroger Co.*	25,649	466,812
Safeway, Inc.*	14,637	370,902
Supervalu, Inc.	4,270	130,705
Sysco Corp.	22,126	793,660
Wal-Mart Stores, Inc.	147,674	7,791,280
Walgreen Co.	35,191	1,274,266
Winn-Dixie Stores, Inc.	4,557	32,810
		12,421,324
Food Products 1.3%
Archer-Daniels-Midland Co.	22,616	379,496
Campbell Soup Co.	14,199	381,669
ConAgra Foods, Inc.	18,561	502,632
General Mills, Inc.	13,016	618,651
H.J. Heinz Co.	12,190	477,848
Hershey Foods Corp.	10,178	470,936
Kellogg Co.	15,493	648,382
McCormick & Co, Inc.	4,800	163,200
Sara Lee Corp.	27,428	630,570
William Wrigley Jr. Co.	7,070	445,764
		4,719,148
Household Products 2.0%
Clorox Co.	7,330	394,207
Colgate-Palmolive Co.	18,420	1,076,649
Kimberly-Clark Corp.	17,369	1,144,270
Procter & Gamble Co.	89,100	4,850,604
		7,465,730
Personal Products 0.6%
Alberto-Culver Co. "B"	3,150	157,941
Avon Products, Inc.	16,182	746,637
Gillette Co.	34,692	1,470,941
		2,375,519
Tobacco 1.0%
Altria Group, Inc.	70,047	3,505,852
R.J. Reynolds Tobacco Holdings, Inc.	3,245	219,330
UST, Inc.	5,211	187,596
		3,912,778
Energy 6.5%
Energy Equipment & Services 0.9%
Baker Hughes, Inc.	11,549	434,820
BJ Services Co.*	5,869	269,035
Halliburton Co.	14,407	435,956
Nabors Industries Ltd.*	4,998	226,010
Noble Corp.*	5,240	198,544
Rowan Companies, Inc.*	3,409	82,941
Schlumberger Ltd.	20,444	1,298,398
Transocean, Inc.*	10,224	295,882
		3,241,586
	Shares	Value ($)

Oil & Gas 5.6%
Amerada Hess Corp.	3,150	249,448
Anadarko Petroleum Corp.	8,727	511,402
Apache Corp.	11,197	487,629
Ashland, Inc.	2,415	127,536
Burlington Resources, Inc.	13,496	488,285
ChevronTexaco Corp.	37,101	3,491,575
ConocoPhillips	23,747	1,811,659
Devon Energy Corp.	8,036	530,376
El Paso Corp.	19,141	150,831
EOG Resources, Inc.	3,939	235,198
ExxonMobil Corp.	226,550	10,061,085
Kerr-McGee Corp.	5,170	277,991
Kinder Morgan, Inc.	4,264	252,813
Marathon Oil Corp.	10,323	390,622
Occidental Petroleum Corp.	13,311	644,386
Sunoco, Inc.	3,108	197,731
Unocal Corp.	8,608	327,104
Valero Energy Corp.	4,300	317,168
Williams Companies, Inc.	20,143	239,702
		20,792,541
Financials 19.9%
Banks 6.6%
AmSouth Bancorp.	12,145	309,333
Bank of America Corp.	69,504	5,881,429
Bank One Corp.	38,524	1,964,724
BB&T Corp.	18,059	667,641
Charter One Financial, Inc.	7,690	339,821
Comerica, Inc.	6,046	331,805
Fifth Third Bancorp.	19,591	1,053,604
First Horizon National Corp.	4,343	197,476
Golden West Financial Corp.	5,253	558,657
Huntington Bancshares, Inc.	7,910	181,139
KeyCorp.	16,418	490,734
M&T Bank Corp.	4,197	366,398
Marshall & Ilsley Corp.	7,700	300,993
National City Corp.	23,303	815,838
North Fork Bancorp., Inc.	4,700	178,835
PNC Financial Services Group	9,580	508,506
Regions Financial Corp.	7,664	280,119
SouthTrust Corp.	12,727	493,935
Sovereign Bancorp, Inc.	10,567	233,531
SunTrust Banks, Inc.	9,649	627,089
Synovus Financial Corp.	10,482	265,404
Union Planters Corp.	6,226	185,597
US Bancorp.	66,511	1,833,043
Wachovia Corp.	45,545	2,026,753
Washington Mutual, Inc.	29,777	1,150,583
Wells Fargo & Co.	57,613	3,297,192
Zions Bancorp.	3,665	225,214
		24,765,393
Capital Markets 2.7%
Bank of New York Co., Inc.	26,787	789,681
Bear Stearns Companies, Inc.	3,600	303,516
Charles Schwab Corp.	46,997	451,641
E*TRADE Financial Corp.*	12,700	141,605
Federated Investors, Inc. "B"	3,800	115,292
Franklin Resources, Inc.	8,612	431,289
Goldman Sachs Group, Inc.	16,595	1,562,585
	Shares	Value ($)

Janus Capital Group, Inc.	8,356	137,790
Lehman Brothers Holdings, Inc.	9,583	721,121
Mellon Financial Corp.	14,873	436,225
Merrill Lynch & Co., Inc.	33,399	1,802,878
Morgan Stanley	37,802	1,994,812
Northern Trust Corp.	7,049	298,032
State Street Corp.	11,053	542,039
T. Rowe Price Group, Inc.	4,331	218,282
		9,946,788
Consumer Finance 1.3%
American Express Co.	44,323	2,277,316
Capital One Finance Corp.	7,973	545,194
MBNA Corp.	44,313	1,142,832
Providian Financial Corp.*	10,014	146,905
SLM Corp.	15,325	619,896
		4,732,143
Diversified Financial Services 4.4%
Citigroup, Inc.	178,077	8,280,581
Countrywide Financial Corp.	9,524	669,061
Fannie Mae	33,618	2,398,981
Freddie Mac	24,187	1,531,037
J.P. Morgan Chase & Co.	71,707	2,780,080
MGIC Investment Corp.	3,177	241,007
Moody's Corp.	5,152	333,128
Principal Financial Group, Inc.	10,200	354,756
		16,588,631
Insurance 4.5%
ACE Ltd.	9,300	393,204
AFLAC, Inc.	18,800	767,228
Allstate Corp.	24,249	1,128,791
AMBAC Financial Group, Inc.	3,686	270,700
American International Group, Inc.	89,855	6,404,865
Aon Corp.	9,983	284,216
Chubb Corp.	6,364	433,898
Cincinnati Financial Corp.	5,335	232,179
Hartford Financial Services Group, Inc.	9,888	679,701
Jefferson-Pilot Corp.	4,473	227,228
Lincoln National Corp.	5,946	280,949
Loews Corp.	6,030	361,559
Marsh & McLennan Companies, Inc.	18,271	829,138
MBIA, Inc.	4,564	260,696
MetLife, Inc.	26,145	937,298
Progressive Corp.	7,587	647,171
Prudential Financial, Inc.	18,590	863,877
Safeco Corp.	5,343	235,092
St. Paul Companies, Inc.	22,871	927,190
Torchmark Corp.	3,589	193,088
UnumProvident Corp.	9,316	148,124
XL Capital Ltd. "A"	4,541	342,664
		16,848,856
Real Estate 0.4%
Apartment Investment & Management Co. (REIT)	3,200	99,616
Equity Office Properties Trust (REIT)	14,929	406,069
Equity Residential (REIT)	9,700	288,381
Plum Creek Timber Co., Inc. (REIT)	5,800	188,964
ProLogis (REIT)	5,700	187,644
Simon Property Group, Inc. (REIT)	7,068	363,436
		1,534,110
	Shares	Value ($)

Health Care 13.3%
Biotechnology 1.2%
Amgen, Inc.*	44,401	2,422,963
Applera Corp. - Applied Biosystems Group	7,041	153,142
Biogen Idec, Inc.*	11,307	715,168
Chiron Corp.*	6,560	292,838
Genzyme Corp. (General Division)*	7,747	366,665
Gilead Sciences, Inc.*	7,342	491,914
MedImmune, Inc.*	8,545	199,953
		4,642,643
Health Care Equipment & Supplies 2.2%
Bausch & Lomb, Inc.	1,782	115,955
Baxter International, Inc.	21,151	729,921
Becton, Dickinson and Co.	8,688	450,038
Biomet, Inc.	8,853	393,427
Boston Scientific Corp.*	28,216	1,207,645
C.R. Bard, Inc.	3,516	199,181
Guidant Corp.	10,834	605,404
Hospira, Inc.*	5,439	150,116
Medtronic, Inc.	41,720	2,032,598
Millipore Corp.*	1,731	97,577
St. Jude Medical, Inc.*	6,012	454,808
Stryker Corp.	13,756	756,580
Thermo Electron Corp.*	5,705	175,372
Waters Corp.*	4,200	200,676
Zimmer Holdings, Inc.*	8,344	735,941
		8,305,239
Health Care Providers & Services 2.1%
Aetna, Inc.	5,350	454,750
AmerisourceBergen Corp.	3,844	229,794
Anthem, Inc.*	4,953	443,591
Cardinal Health, Inc.	15,069	1,055,584
Caremark Rx, Inc.*	15,343	505,398
CIGNA Corp.	4,645	319,622
Express Scripts, Inc. "A"*	3,205	253,932
HCA, Inc.	17,147	713,144
Health Management Associates, Inc. "A"	8,079	181,131
Humana, Inc.*	7,042	119,010
IMS Health, Inc.	8,316	194,927
Manor Care, Inc.	2,838	92,746
McKesson Corp.	9,978	342,545
Medco Health Solutions, Inc.*	9,025	338,438
Quest Diagnostics, Inc.	3,391	288,065
Tenet Healthcare Corp.*	15,222	204,127
UnitedHealth Group, Inc.	21,496	1,338,126
WellPoint Health Networks, Inc.*	5,075	568,451
		7,643,381
Pharmaceuticals 7.8%
Abbott Laboratories	53,895	2,196,760
Allergan, Inc.	4,536	406,063
Bristol-Myers Squibb Co.	67,241	1,647,405
Eli Lilly & Co.	38,975	2,724,742
Forest Laboratories, Inc.*	12,740	721,466
Johnson & Johnson	102,206	5,692,874
King Pharmaceuticals, Inc.*	9,165	104,939
Merck & Co., Inc.	77,075	3,661,062
Mylan Laboratories, Inc.	9,300	188,325
	Shares	Value ($)

Pfizer, Inc.	261,128	8,951,468
Schering-Plough Corp.	50,483	932,926
Watson Pharmaceuticals, Inc.*	3,459	93,047
Wyeth	45,868	1,658,587
		28,979,664
Industrials 11.2%
Aerospace & Defense 1.9%
Boeing Co.	29,160	1,489,784
General Dynamics Corp.	6,876	682,787
Goodrich Corp.	4,032	130,354
Honeywell International, Inc.	29,803	1,091,684
Lockheed Martin Corp.	15,622	813,594
Northrop Grumman Corp.	12,618	677,587
Raytheon Co.	14,626	523,172
Rockwell Collins, Inc.	6,156	205,118
United Technologies Corp.	17,719	1,620,934
		7,235,014
Air Freight & Logistics 1.0%
FedEx Corp.	10,365	846,717
Ryder System, Inc.	2,252	90,237
United Parcel Service, Inc. "B"	38,911	2,924,940
		3,861,894
Airlines 0.1%
Delta Air Lines, Inc.* (e)	4,270	30,403
Southwest Airlines Co.	27,347	458,609
		489,012
Building Products 0.2%
American Standard Companies, Inc.*	7,389	297,850
Masco Corp.	15,716	490,025
		787,875
Commercial Services & Supplies 1.1%
Allied Waste Industries, Inc.*	11,039	145,494
Apollo Group, Inc. "A"*	6,131	541,306
Avery Dennison Corp.	3,815	244,198
Cendant Corp.	34,881	853,887
Cintas Corp.	5,964	284,304
Deluxe Corp.	1,709	74,341
Equifax, Inc.	4,824	119,394
H&R Block, Inc.	6,178	294,567
Monster Worldwide, Inc.*	3,933	101,157
Pitney Bowes, Inc.	8,091	358,027
R.R. Donnelley & Sons Co.	7,464	246,461
Robert Half International, Inc.	5,900	175,643
Waste Management, Inc.	19,985	612,540
		4,051,319
Construction & Engineering 0.0%
Fluor Corp.	2,825	134,668
Electrical Equipment 0.4%
American Power Conversion Corp.	6,914	135,860
Cooper Industries, Inc. "A"	3,151	187,201
Emerson Electric Co.	14,463	919,124
Power-One, Inc.*	2,882	31,644
Rockwell Automation, Inc.	6,508	244,115
Thomas & Betts Corp.	2,127	57,918
		1,575,862
	Shares	Value ($)

Industrial Conglomerates 4.5%
3M Co.	26,986	2,429,010
General Electric Co.	363,401	11,774,192
Textron, Inc.	4,382	260,072
Tyco International Ltd.	68,834	2,281,159
		16,744,433
Machinery 1.5%
Caterpillar, Inc.	12,050	957,252
Crane Co.	2,014	63,219
Cummins, Inc.	1,502	93,875
Danaher Corp.	10,646	551,995
Deere & Co.	8,350	585,669
Dover Corp.	7,035	296,174
Eaton Corp.	5,242	339,367
Illinois Tool Works, Inc.	10,677	1,023,818
Ingersoll-Rand Co. "A"	6,035	412,251
ITT Industries, Inc.	3,773	313,159
Navistar International Corp.*	2,371	91,900
PACCAR, Inc.	6,086	352,927
Pall Corp.	3,953	103,529
Parker-Hannifin Corp.	3,598	213,937
		5,399,072
Road & Rail 0.4%
Burlington Northern Santa Fe Corp.	12,915	452,929
CSX Corp.	7,401	242,531
Norfolk Southern Corp.	13,385	354,970
Union Pacific Corp.	8,857	526,549
		1,576,979
Trading Companies & Distributors 0.1%
W.W. Grainger, Inc.	3,174	182,505
Information Technology 16.8%
Communications Equipment 3.0%
ADC Telecommunications, Inc.*	30,808	87,495
Andrew Corp.*	5,480	109,655
Avaya, Inc.*	14,715	232,350
CIENA Corp.*	15,877	59,062
Cisco Systems, Inc.*	232,832	5,518,118
Comverse Technologies, Inc.*	6,708	133,757
Corning, Inc.*	46,747	610,516
JDS Uniphase Corp.*	50,134	190,008
Lucent Technologies, Inc.*	143,788	543,519
Motorola, Inc.	80,565	1,470,311
QLogic Corp.*	3,309	87,986
QUALCOMM, Inc.	27,869	2,033,880
Scientific-Atlanta, Inc.	5,268	181,746
Tellabs, Inc.*	14,577	127,403
		11,385,806
Computers & Peripherals 3.5%
Apple Computer, Inc.*	12,767	415,438
Dell, Inc.*	86,846	3,110,824
EMC Corp.*	83,824	955,594
Gateway, Inc.*	10,377	46,697
Hewlett-Packard Co.	105,053	2,216,618
International Business Machines Corp.	58,035	5,115,785
Lexmark International, Inc.*	4,436	428,207
NCR Corp.*	3,294	163,350
Network Appliance, Inc.*	11,914	256,508
	Shares	Value ($)

Sun Microsystems, Inc.*	112,266	487,234
		13,196,255
Electronic Equipment & Instruments 0.4%
Agilent Technologies, Inc.*	16,471	482,271
Jabil Circuit, Inc.*	6,981	175,782
Molex, Inc.	6,591	211,439
PerkinElmer, Inc.	4,420	88,577
Sanmina-SCI Corp.*	18,017	163,955
Solectron Corp.*	31,707	205,144
Symbol Technologies, Inc.	8,050	118,657
Tektronix, Inc.	2,824	96,072
		1,541,897
Internet Software & Services 0.5%
Yahoo!, Inc.*	46,244	1,680,045
IT Consulting & Services 1.2%
Affiliated Computer Services, Inc. "A"*	4,700	248,818
Automatic Data Processing, Inc.	20,408	854,687
Computer Sciences Corp.*	6,423	298,220
Convergys Corp.*	4,947	76,184
Electronic Data Systems Corp.	16,553	316,990
First Data Corp.	30,535	1,359,418
Fiserv, Inc.*	6,641	258,269
Paychex, Inc.	13,051	442,168
Sabre Holdings Corp.	4,362	120,871
SunGard Data Systems, Inc.*	9,799	254,774
Unisys Corp.*	11,480	159,342
		4,389,741
Office Electronics 0.1%
Xerox Corp.*	27,417	397,546
Semiconductors & Semiconductor Equipment 3.6%
Advanced Micro Devices, Inc.*	12,213	194,187
Altera Corp.*	13,165	292,526
Analog Devices, Inc.	12,962	610,251
Applied Materials, Inc.*	58,225	1,142,374
Applied Micro Circuits Corp.*	9,900	52,668
Broadcom Corp. "A"*	10,477	490,009
Intel Corp.	223,245	6,161,562
KLA-Tencor Corp.*	6,786	335,093
Linear Technology Corp.	10,841	427,894
LSI Logic Corp.*	13,113	99,921
Maxim Integrated Products, Inc.	11,247	589,568
Micron Technology, Inc.*	21,114	323,255
National Semiconductor Corp.*	12,334	271,225
Novellus Systems, Inc.*	5,332	167,638
NVIDIA Corp.*	5,607	114,944
PMC-Sierra, Inc.*	5,955	85,454
Teradyne, Inc.*	6,605	149,934
Texas Instruments, Inc.	59,657	1,442,506
Xilinx, Inc.	11,811	393,424
		13,344,433
Software 4.5%
Adobe Systems, Inc.	8,238	383,067
Autodesk, Inc.	3,924	167,986
BMC Software, Inc.*	7,808	144,448
Citrix Systems, Inc.*	5,698	116,011
Computer Associates International, Inc.	20,152	565,465
	Shares	Value ($)

Compuware Corp.*	12,246	80,824
Electronic Arts, Inc.*	10,346	564,374
Intuit, Inc.*	6,837	263,772
Mercury Interactive Corp.*	3,183	158,609
Microsoft Corp.	371,762	10,617,523
Novell, Inc.*	13,516	113,399
Oracle Corp.*	180,269	2,150,609
Parametric Technology Corp.*	7,591	37,955
PeopleSoft, Inc.*	12,471	230,714
Siebel Systems, Inc.*	17,715	189,196
Symantec Corp.*	10,487	459,121
VERITAS Software Corp.*	14,786	409,572
		16,652,645
Materials 2.9%
Chemicals 1.5%
Air Products & Chemicals, Inc.	7,864	412,467
Dow Chemical Co.	32,295	1,314,407
E.I. du Pont de Nemours & Co.	34,350	1,525,827
Eastman Chemical Co.	2,637	121,909
Ecolab, Inc.	8,886	281,686
Engelhard Corp.	4,300	138,933
Great Lakes Chemical Corp.	1,800	48,708
Hercules, Inc.*	3,807	46,407
International Flavors & Fragrances, Inc.	3,211	120,091
Monsanto Co.	9,158	352,583
PPG Industries, Inc.	5,505	344,008
Praxair, Inc.	11,063	441,524
Rohm & Haas Co.	7,052	293,222
Sigma-Aldrich Corp.	3,320	197,905
		5,639,677
Construction Materials 0.0%
Vulcan Materials Co.	3,410	162,145
Containers & Packaging 0.2%
Ball Corp.	2,000	144,100
Bemis Co., Inc.	3,712	104,864
Pactiv Corp.*	4,998	124,650
Sealed Air Corp.*	2,695	143,563
Temple-Inland, Inc.	1,768	122,434
		639,611
Metals & Mining 0.7%
Alcoa, Inc.	30,167	996,416
Allegheny Technologies, Inc.	2,767	49,944
Freeport-McMoRan Copper & Gold, Inc. "B"	5,909	195,883
Newmont Mining Corp.	14,711	570,199
Nucor Corp.	2,751	211,167
Phelps Dodge Corp.	3,177	246,249
United States Steel Corp.	3,859	135,528
Worthington Industries, Inc.	2,726	55,965
		2,461,351
Paper & Forest Products 0.5%
Georgia-Pacific Corp.	8,702	321,800
International Paper Co.	16,690	746,043
Louisiana-Pacific Corp.	3,597	85,069
MeadWestvaco Corp.	6,793	199,646
Weyerhaeuser Co.	7,999	504,897
		1,857,455
	Shares	Value ($)

Telecommunication Services 3.3%
Diversified Telecommunication Services 2.7%
ALLTEL Corp.	10,837	548,569
AT&T Corp.	27,136	397,000
BellSouth Corp.	63,164	1,656,160
CenturyTel, Inc.	6,224	186,969
Citizens Communications Co.	9,100	110,110
Qwest Communications International, Inc.*	60,085	215,705
SBC Communications, Inc.	112,706	2,733,120
Sprint Corp. (FON Group)	49,066	863,562
Verizon Communications, Inc.	95,085	3,441,126
		10,152,321
Wireless Telecommunication Services 0.6%
AT&T Wireless Services, Inc.*	93,800	1,343,216
Nextel Communications, Inc. "A"*	38,143	1,016,893
		2,360,109
Utilities 2.6%
Electric Utilities 1.8%
Allegheny Energy, Inc.*	4,410	67,958
Ameren Corp.	6,269	269,316
American Electric Power Co.	13,684	437,888
CenterPoint Energy, Inc.	11,121	127,891
CINergy Corp.	5,549	210,862
CMS Energy Corp.*	5,056	46,161
Consolidated Edison, Inc.	7,222	287,147
DTE Energy Co.	7,557	306,361
Edison International	10,367	265,084
Entergy Corp.	8,256	462,419
Exelon Corp.	22,500	749,025
FirstEnergy Corp.	12,970	485,208
FPL Group, Inc.	6,847	437,866
PG&E Corp.*	14,426	403,062
Pinnacle West Capital Corp.	3,208	129,571
PPL Corp.	5,579	256,076
Progress Energy, Inc.	7,623	335,793
Southern Co.	25,217	735,076
TECO Energy, Inc.	5,400	64,746
TXU Corp.	10,624	430,378
	Shares	Value ($)

Xcel Energy, Inc.	13,087	218,684
		6,726,572
Gas Utilities 0.1%
KeySpan Corp.	5,232	192,014
NICOR, Inc.	1,506	51,159
NiSource, Inc.	9,300	191,766
Peoples Energy Corp.	1,128	47,545
		482,484
Multi-Utilities & Unregulated Power 0.7%
AES Corp.*	19,771	196,326
Calpine Corp.* (e)	13,801	59,620
Constellation Energy Group, Inc.	5,710	216,409
Dominion Resources, Inc.	11,345	715,643
Duke Energy Corp.	31,431	637,735
Dynegy, Inc. "A"	16,653	70,942
Public Service Enterprise Group, Inc.	8,455	338,454
Sempra Energy	7,487	257,784
		2,492,913
Total Common Stocks (Cost $341,390,483)		366,465,217

	Principal Amount ($)	Value ($)

US Government Backed 0.2%
US Treasury Bill, 1.23%, 7/22/2004** (c) (Cost $639,646)	640,000	639,646

	Shares	Value ($)

Securities Lending Collateral 0.0%
Daily Assets Fund Institutional, 1.15% (d) (f) (Cost $86,450)	86,450	86,450

Cash Equivalents 1.7%
Scudder Cash Management QP Trust, 1.20% (b) (Cost $6,230,666)	6,230,666	6,230,666
Total Investment Portfolio - 100.0% (Cost $348,347,245) (a)		373,421,979

Notes to SVS Index 500 Portfolio of Investments

* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
(a) The cost for federal income tax purposes was $348,347,245. At June 30, 2004, net unrealized appreciation for all securities based on tax cost was $25,074,734. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $49,293,023 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $24,218,289.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) At June 30, 2004, this security, in part or in whole, has been segregated to cover initial margin requirements for open futures contracts.
(d) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(e) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2004 amounted to $82,000, which is 0.0% of total net assets.
(f) Represents collateral held in connection with securities lending.
At June 30, 2004, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Net Unrealized Appreciation (Depreciation) ($)
S&P 500 Index Future	9/16/2004	21	5,953,101	5,987,100	33,999

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $342,030,129)	$ 367,104,863
Investment in Daily Assets Fund Institutional (cost $86,450)*	86,450
Investment in Scudder Cash Management QP Trust (cost $6,230,666)	6,230,666
Total investments in securities, at value (cost $348,347,245)	373,421,979
Cash	10,000
Dividends receivable	416,261
Interest receivable	3,233
Receivable for Portfolio shares sold	37,815
Receivable for daily variation margin on open futures contracts	13,118
Other assets	3,740
Total assets	373,906,146
Liabilities
Payable for investments purchased	796,684
Payable upon return of securities loaned	86,450
Payable for Portfolio shares redeemed	151,005
Accrued management fee	100,695
Other accrued expenses and payables	233,508
Total liabilities	1,368,342
Net assets, at value	$ 372,537,804
Net Assets
Net assets consist of: Undistributed net investment income	1,899,282
Net unrealized appreciation (depreciation) on: Investments	25,074,734
Futures	33,999
Accumulated net realized gain (loss)	(41,342,527)
Paid-in capital	386,872,316
Net assets, at value	$ 372,537,804
Class A Net Asset Value, offering and redemption price per share ($316,667,844 / 37,162,442 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.52
Class B Net Asset Value, offering and redemption price per share ($55,869,960 / 6,567,304 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.51

* Represents collateral on securities loaned.
Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Income: Dividends	$ 2,890,051
Interest - Scudder Cash Management QP Trust	24,837
Securities lending income	1,023
Total Income	2,915,911
Expenses: Management fee	634,535
Custodian and accounting fees	96,344
Distribution service fees (Class B)	54,818
Record keeping fees (Class B)	30,954
Auditing	34,500
Legal	7,140
Trustees' fees and expenses	2,234
Reports to shareholders	17,840
Registration fees	24
Other	8,532
Total expenses, before expense reductions	886,921
Expense reductions	(861)
Total expenses, after expense reductions	886,060
Net investment income (loss)	2,029,851
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(5,998,041)
Futures	156,412
(5,841,629)
Net unrealized appreciation (depreciation) during the period on: Investments	14,403,887
Futures	(136,357)
14,267,530
Net gain (loss) on investment transactions	8,425,901
Net increase (decrease) in net assets resulting from operations	$ 10,455,752

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income (loss)	$ 2,029,851	$ 3,524,386
Net realized gain (loss) on investment transactions	(5,841,629)	(12,180,785)
Net unrealized appreciation (depreciation) on investment transactions during the period	14,267,530	79,217,419
Net increase (decrease) in net assets resulting from operations	10,455,752	70,561,020
Distributions to shareholders from: Net investment income Class A	(3,148,196)	(2,840,811)
Class B	(262,259)	(39,707)
Portfolio share transactions: Class A Proceeds from shares sold	33,865,223	64,041,270
Reinvestment of distributions	3,148,196	2,840,811
Cost of shares redeemed	(35,106,167)	(54,166,484)
Net increase (decrease) in net assets from Class A share transactions	1,907,252	12,715,597
Class B Proceeds from shares sold	27,163,500	30,974,956
Reinvestment of distributions	262,259	39,707
Cost of shares redeemed	(5,931,902)	(3,018,857)
Net increase (decrease) in net assets from Class B share transactions	21,493,857	27,995,806
Increase (decrease) in net assets	30,446,406	108,391,905
Net assets at beginning of period	342,091,398	233,699,493
Net assets at end of period (including undistributed net investment income of $1,899,282 and $3,279,886, respectively)	$ 372,537,804	$ 342,091,398
Other Information
Class A Shares outstanding at beginning of period	36,967,597	35,202,430
Shares sold	3,989,643	8,891,513
Shares issued to shareholders in reinvestment of distributions	375,232	450,208
Shares redeemed	(4,170,030)	(7,576,554)
Net increase (decrease) in Portfolio shares	194,845	1,765,167
Shares outstanding at end of period	37,162,422	36,967,597
Class B Shares outstanding at beginning of period	4,013,326	175,906
Shares sold	3,214,999	4,214,305
Shares issued to shareholders in reinvestment of distributions	31,296	6,293
Shares redeemed	(692,317)	(383,178)
Net increase (decrease) in Portfolio shares	2,553,978	3,837,420
Shares outstanding at end of period	6,567,304	4,013,326

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2004[a]	2003	2002	2001	2000[b]	1999[b,c]
Selected Per Share Data
Net asset value, beginning of period	$ 8.35	$ 6.61	$ 8.55	$ 9.78	$ 10.96	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[d]	.05	.09	.09	.08	.10	.10
Net realized and unrealized gain (loss) on investment transactions	.21	1.73	(1.99)	(1.26)	(1.18)	.86
Total from investment operations	.26	1.82	(1.90)	(1.18)	(1.08)	.96
Less distributions from: Net investment income	(.09)	(.08)	(.04)	(.05)	(.05)	-
Net realized gains on investment transactions	-	-	-	-	(.05)	-
Total distributions	(.09)	(.08)	(.04)	(.05)	(.10)	-
Net asset value, end of period	$ 8.52	$ 8.35	$ 6.61	$ 8.55	$ 9.78	$ 10.96
Total Return (%)	3.12**	27.93	(22.34)	(12.05)[e]	(9.93)[e]	9.55e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	317	309	233	219	102	32
Ratio of expenses before expense reductions (%)	.45*	.49	.48	.65	.88	.84*
Ratio of expenses after expense reductions (%)	.45*	.49	.48	.55	.54	.55*
Ratio of net investment income (loss) (%)	1.19*	1.31	1.16	.88	.90	3.72*
Portfolio turnover rate (%)	12*	8	6	13	20	1*

a For the six months ended June 30, 2004 (Unaudited).
b On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
c For the period from September 1, 1999 (commencement of operations) to December 31, 1999.
d Based on average shares outstanding during the period.
e Total return would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Class B

Years Ended December 31,	2004[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 8.32	$ 6.59	$ 7.21
Income (loss) from investment operations: Net investment income (loss)[c]	.03	.06	.05
Net realized and unrealized gain (loss) on investment transactions	.22	1.74	(.67)
Total from investment operations	.25	1.80	(.62)
Less distributions from: Net investment income	(.06)	(.07)	-
Net asset value, end of period	$ 8.51	$ 8.32	$ 6.59
Total Return (%)	2.96**	27.57	(8.60)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	56	33	1
Ratio of expenses (%)	.84*	.88	.69*
Ratio of net investment income (loss) (%)	.80*	.92	1.42*
Portfolio turnover rate (%)	12*	8	6

a For the six months ended June 30, 2004 (Unaudited).
b For the period July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
* Annualized ** Not annualized

Management Summary June 30, 2004

SVS INVESCO Dynamic Growth Portfolio

Although the economy started off slower than expected in the first quarter of 2004, it continued to broaden. In March, the equity markets became more volatile, though most economic indicators continued to be encouraging. Consumer sentiment remained optimistic, and service sector jobs were created faster than expected.

SVS INVESCO Dynamic Growth Portfolio returned 3.64% (Class A shares, unadjusted for contract charges, and for the six-month period ended June 30, 2004), underperforming its benchmark, the Russell Midcap Growth Index, which returned 5.94%.

In the first quarter of the six-month period, higher-quality, more defensive stocks and sectors outperformed. As a result, the fund's underweight position in the consumer discretionary and health care sectors and overweight position in technology were the primary reasons for its underperformance versus the benchmark.

In the second quarter, the portfolio managers concentrated positions in the information technology, consumer discretionary, health care and industrials sectors. Stock selection in the health care sector was the largest detractor from relative performance due to poor performance among pharmaceutical stocks. An underweight position in the consumer staples sector also detracted from relative performance. An overweight position and good stock picking in the industrials sector positively contributed to the portfolio's relative performance.

The portfolio managers will continue to seek growth companies with earnings power. The portfolio manager believes the portfolio should be well-positioned for continued cyclical improvement in the economy and the markets.

Timothy J. Miller

Portfolio Manager
INVESCO, Subadvisor to the Portfolio

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. Please see scudder.com for the product's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Information concerning the portfolio holdings of the portfolio as of month-end is available upon request on the 16th of the following month.

Returns during part or all of the periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Risk Considerations

Stocks of medium-sized companies involve greater risk as they often have limited product lines, markets, or financial resources and may be sensitive to erratic and abrupt market movements more so than securities of larger, more-established companies. Additionally, the portfolio may also focus its investments on certain industry sectors, thereby increasing its vulnerability to any single industry or regulatory development. All of these factors may result in greater share price volatility. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

The Russell Midcap Growth Index is an unmanaged, capitalization-weighted index of medium and medium/small companies in the Russell 1000 Index chosen for their growth orientation. Index returns assume reinvestment of all distributions and do not reflect fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of June 30, 2004, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Investment Portfolio June 30, 2004 (Unaudited)

SVS INVESCO Dynamic Growth Portfolio

	Shares	Value ($)

Common Stocks 90.2%
Consumer Discretionary 18.1%
Hotels Restaurants & Leisure 4.8%
Hilton Hotels Corp.	31,900	595,254
International Game Technology	7,800	301,080
Royal Caribbean Cruises Ltd. (e)	9,000	390,690
Starwood Hotels & Resorts Worldwide, Inc.	8,800	394,680
Station Casinos, Inc.	7,400	358,160
		2,039,864
Household Durables 1.0%
Pulte Homes, Inc.	8,400	437,052
Internet & Catalog Retail 0.4%
Priceline.com, Inc.* (e)	5,800	156,194
Leisure Equipment & Products 0.6%
Marvel Enterprises, Inc.* (e)	13,950	272,304
Media 5.7%
Cox Communications, Inc. "A"* (e)	27,800	772,562
EchoStar Communications Corp. "A"*	15,350	472,012
Omnicom Group, Inc.	3,700	280,793
The E.W. Scripps Co. "A"	2,200	231,000
Univision Communications, Inc. "A"*	21,200	676,916
		2,433,283
Multiline Retail 2.0%
Family Dollar Stores, Inc.	9,800	298,116
J.C. Penny Co., Inc.	5,500	207,680
Kohl's Corp.*	8,100	342,468
		848,264
Specialty Retail 1.1%
Staples, Inc.	16,500	483,615
Textiles, Apparel & Luxury Goods 2.5%
Coach, Inc.*	5,600	253,064
NIKE, Inc. "B"	3,900	295,425
Polo Ralph Lauren Corp.	14,900	513,305
		1,061,794
Consumer Staples 0.5%
Beverages
Pepsi Bottling Group, Inc.	6,300	192,402
Energy 4.8%
Energy Equipment & Services 2.0%
Nabors Industries Ltd.*	4,600	208,012
Smith International, Inc.*	8,600	479,536
Weatherford International Ltd.*	3,200	143,936
		831,484
Oil & Gas 2.8%
Apache Corp.	5,402	235,257
Murphy Oil Corp.	6,000	442,200
Noble Energy Inc.	800	40,595
Talisman Energy, Inc.	20,700	450,018
		1,168,070
	Shares	Value ($)

Financials 6.7%
Banks 0.3%
Zions Bancorp.	1,900	116,755
Capital Markets 4.4%
Franklin Resources, Inc.	4,700	235,376
Investors Financial Services Corp.	6,500	283,270
Legg Mason, Inc.	7,400	673,474
Northern Trust Corp.	6,900	291,732
T. Rowe Price Group, Inc.	8,300	418,320
		1,902,172
Consumer Finance 0.2%
Providian Financial Corp.*	5,300	77,751
Diversified Financial Services 0.5%
Ameritrade Holding Corp.*	17,400	197,490
Insurance 1.3%
PMI Group Inc.	4,200	182,784
Safeco Corp.	9,100	400,400
		583,184
Health Care 16.1%
Biotechnology 2.0%
Biogen Idec, Inc.*	3,900	246,675
Genzyme Corp. (General Division)*	5,100	241,383
Invitrogen Corp.*	4,800	345,552
		833,610
Health Care Equipment & Supplies 5.3%
Alcon, Inc.	4,100	322,465
Boston Scientific Corp.*	9,700	415,160
Guidant Corp.	3,100	173,228
Hospira, Inc.*	3,000	82,800
Kinetic Concepts, Inc.*	4,200	209,580
Smith & Nephew PLC	14,200	153,182
Thermo Electron Corp.*	10,000	307,400
Zimmer Holdings, Inc.*	7,000	617,400
		2,281,215
Health Care Providers & Services 4.1%
Aetna, Inc.	3,500	297,500
Anthem, Inc.* (e)	4,000	358,240
Caremark Rx, Inc.*	13,229	435,763
Coventry Health Care, Inc.*	2,000	97,800
McKesson Corp.	4,500	154,485
Medco Health Solutions, Inc.*	10,800	405,000
		1,748,788
Pharmaceuticals 4.7%
Elan Corp. (ADR)* (e)	16,900	418,106
Shire Pharmaceuticals Group PLC*	18,800	502,712
Teva Pharmaceutical Industries Ltd. (ADR)	10,100	679,629
Valeant Pharmaceuticals International	19,400	388,000
		1,988,447
Industrials 16.3%
Air Freight & Couriers 0.3%
C.H. Robinson Worldwide, Inc.	2,500	114,600
	Shares	Value ($)

Commercial Services & Supplies 9.0%
Apollo Group, Inc. "A"*	4,340	383,179
Career Education Corp.*	5,000	227,800
Cintas Corp.	6,800	324,156
Hewitt Associates, Inc. "A"* (e)	4,200	115,500
Iron Mountain, Inc.*	6,600	318,516
Manpower, Inc.	16,000	812,320
Republic Services, Inc.	19,900	575,906
Robert Half International, Inc.	23,650	704,060
Stericycle, Inc.*	6,900	357,006
		3,818,443
Construction & Engineering 0.4%
Chicago Bridge & Iron Co., NV (ADR)	5,600	155,960
Machinery 5.0%
Cummins, Inc. (e)	3,400	212,500
Deere & Co.	5,700	399,798
Eaton Corp.	9,000	582,660
Illinois Tool Works, Inc.	1,700	163,013
Ingersoll-Rand Co. "A"	4,800	327,888
PACCAR, Inc.	7,750	449,423
		2,135,282
Trading Companies & Distributors 1.4%
Fastenal Co.	10,200	579,666
Transportation Infrastructure 0.2%
Sirva, Inc.*	3,500	80,500
Information Technology 25.2%
Communications Equipment 3.8%
Alcatel SA (ADR)*	4,500	69,705
Avaya, Inc.*	37,100	585,809
Comverse Technologies, Inc.*	22,100	440,674
Corning, Inc.*	23,500	306,910
Juniper Networks, Inc.*	8,363	205,479
		1,608,577
Computers & Peripherals 2.0%
Lexmark International, Inc.*	5,700	550,221
Network Appliance, Inc.*	9,700	208,841
Storage Technology Corp.*	2,900	84,100
		843,162
Electronic Equipment & Instruments 1.8%
Amphenol Corp. "A"*	7,100	236,572
CDW Corp.	8,450	538,772
		775,344
Internet Software & Services 2.5%
Ask Jeeves, Inc.* (e)	3,400	132,702
Check Point Software Technologies Ltd.*	15,900	429,141
	Shares	Value ($)

VeriSign, Inc.*	24,200	481,580
		1,043,423
IT Consulting & Services 3.3%
Alliance Data Systems Corp.*	3,800	160,550
DST Systems, Inc.* (e)	11,100	533,799
Fiserv, Inc.*	8,200	318,898
Paychex, Inc.	11,900	403,172
		1,416,419
Office Electronics 0.5%
Zebra Technologies Corp. "A"*	2,400	208,800
Semiconductors & Semiconductor Equipment 6.1%
Altera Corp.*	13,333	296,259
Analog Devices, Inc.	5,500	258,940
Broadcom Corp. "A"*	10,100	472,377
KLA-Tencor Corp.*	4,300	212,334
Marvell Technology Group Ltd.*	1,700	44,563
Maxim Integrated Products, Inc.	7,400	387,908
Microchip Technology, Inc.	15,750	496,755
National Semiconductor Corp.*	7,300	160,527
Silicon Laboratories, Inc.* (e)	5,200	241,020
		2,570,683
Software 5.2%
Amdocs Ltd.*	16,400	384,252
Electronic Arts, Inc.*	8,700	474,585
Hyperion Solutions Corp.* (e)	3,500	153,020
Mercury Interactive Corp.*	3,700	184,371
Novell, Inc.*	49,800	417,822
Symantec Corp.*	7,600	332,728
Synopsys Ltd.*	6,600	187,638
VERITAS Software Corp.*	2,800	77,764
		2,212,180
Telecommunication Services 1.9%
Wireless Telecommunication Services
American Towers, Inc. "A"*	23,000	349,600
Nextel Partners, Inc. "A"*	17,500	278,600
SpectraSite, Inc.*	3,700	159,914
		788,114
Other 0.6%
Internet HOLDRs Trust (e)	4,000	257,520
Total Common Stocks (Cost $30,976,176)		38,262,411

Securities Lending Collateral 6.9%
Daily Assets Fund Institutional, 1.15% (c) (d) (Cost $2,948,299)	2,948,299	2,948,299

Cash Equivalents 2.9%
Scudder Cash Management QP Trust, 1.20% (b) (Cost $1,228,127)	1,228,127	1,228,127
Total Investment Portfolio - 100.0% (Cost $35,152,602) (a)		42,438,837

Notes to SVS INVESCO Dynamic Growth Portfolio of Investments

* Non-income producing security.
(a) The cost for federal income tax purposes was $35,360,447. At June 30, 2004, net unrealized appreciation for all securities based on tax cost was $7,078,390. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,556,764 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $478,374.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Daily Assets Fund Institutional, an affiliated fund, is also managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending.
(e) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2004, amounted to $2,874,210, which is 7.26% of net assets.
HOLDRs: Holding Company Depositary Receipts

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $30,976,176)	$ 38,262,411
Investments in Daily Assets Fund Institutional (cost $2,948,299)*	2,948,299
Investment in Scudder Cash Management QP Trust (cost $1,228,127)	1,228,127
Total investments in securities, at value (cost $35,152,602)	42,438,837
Cash	10,000
Foreign currency, at value (cost $776)	800
Receivable for investments sold	743,634
Dividends receivable	12,356
Interest receivable	1,267
Receivable for Portfolio shares sold	6,517
Foreign taxes recoverable	1,422
Other assets	993
Total assets	43,215,826
Liabilities
Payable for investments purchased	604,353
Payable upon return of securities loaned	2,948,299
Payable for Portfolio shares redeemed	18,319
Other accrued expenses and payables	57,256
Total liabilities	3,628,227
Net assets, at value	$ 39,587,599
Net Assets
Net assets consist of: Accumulated net investment loss	(181,549)
Net unrealized appreciation (depreciation) on: Investments	7,286,235
Foreign currency related transactions	24
Accumulated net realized gain (loss)	(4,709,645)
Paid-in capital	37,192,534
Net assets, at value	$ 39,587,599
Class A Net Asset Value, offering and redemption price per share ($33,579,744 / 3,933,777 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.54
Class B Net Asset Value, offering and redemption price per share ($6,007,855 / 707,960 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.49

* Represents collateral on securities loaned.
Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $1,099)	$ 79,129
Interest - Scudder Cash Management QP Trust	7,455
Securities lending income	1,401
Total Income	87,985
Expenses: Management fee	198,464
Custodian and accounting fees	34,071
Distribution service fees (Class B)	6,688
Record keeping fees (Class B)	3,784
Auditing	20,966
Legal	10,219
Trustees' fees and expenses	650
Reports to shareholders	2,011
Other	1,388
Total expenses, before expense reductions	278,241
Expense reductions	(8,915)
Total expenses, after expense reductions	269,326
Net investment income (loss)	(181,341)
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	2,704,694
Foreign currency related transactions	5,813
2,710,507
Net unrealized appreciation (depreciation) during the period on: Investments	(1,195,241)
Foreign currency related transactions	21
(1,195,220)
Net gain (loss) on investment transactions	1,515,287
Net increase (decrease) in net assets resulting from operations	$ 1,333,946

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income (loss)	$ (181,341)	$ (267,890)
Net realized gain (loss) on investment transactions	2,710,507	787,660
Net unrealized appreciation (depreciation) on investment transactions during the period	(1,195,220)	8,947,748
Net increase (decrease) in net assets resulting from operations	1,333,946	9,467,518
Portfolio share transactions: Class A Proceeds from shares sold	3,224,062	4,799,111
Cost of shares redeemed	(5,299,300)	(4,360,153)
Net increase (decrease) in net assets from Class A share transactions	(2,075,238)	438,958
Class B Proceeds from shares sold	1,676,105	3,887,012
Cost of shares redeemed	(460,853)	(110,618)
Net increase (decrease) in net assets from Class B share transactions	1,215,252	3,776,394
Increase (decrease) in net assets	473,960	13,682,870
Net assets at beginning of period	39,113,639	25,430,769
Net assets at end of period (including accumulated net investment loss of $181,549 and $208, respectively)	$ 39,587,599	$ 39,113,639
Other Information
Class A Shares outstanding at beginning of period	4,185,184	4,165,073
Shares sold	378,391	671,597
Shares redeemed	(629,798)	(651,486)
Net increase (decrease) in Portfolio shares	(251,407)	20,111
Shares outstanding at end of period	3,933,777	4,185,184
Class B Shares outstanding at beginning of period	562,802	15,737
Shares sold	199,324	562,002
Shares redeemed	(54,166)	(14,937)
Net increase (decrease) in Portfolio shares	145,158	547,065
Shares outstanding at end of period	707,960	562,802

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2004[a]	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 8.24	$ 6.08	$ 8.80	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[c]	(.04)	(.06)	(.05)	(.02)
Net realized and unrealized gain (loss) on investment transactions	.34	2.22	(2.67)	(1.18)
Total from investment operations	.30	2.16	(2.72)	(1.20)
Net asset value, end of period	$ 8.54	$ 8.24	$ 6.08	$ 8.80
Total Return (%)	3.64d**	35.53[d]	(30.91)	(12.00)d**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	34	34	25	23
Ratio of expenses before expense reductions (%)	1.34*	1.46	1.14	1.97*
Ratio of expenses after expense reductions (%)	1.30*	1.30	1.14	1.30*
Ratio of net investment income (loss) (%)	(.86)*	(.85)	(.71)	(.40)*
Portfolio turnover rate (%)	127*	115	79	40*

a For the six months ended June 30, 2004 (Unaudited).
b For the period from May 1, 2001 (commencement of operations) to December 31, 2001.
c Based on average shares outstanding during the period.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class B

Years Ended December 31,	2004[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 8.21	$ 6.07	$ 6.51
Income (loss) from investment operations: Net investment income (loss)[c]	(.05)	(.09)	(.03)
Net realized and unrealized gain (loss) on investment transactions	.33	2.23	(.41)
Total from investment operations	.28	2.14	(.44)
Net asset value, end of period	$ 8.49	$ 8.21	$ 6.07
Total Return (%)	3.41d**	35.26[d]	(6.76)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	5.1
Ratio of expenses before expense reductions (%)	1.74*	1.85	1.40*
Ratio of expenses after expense reductions (%)	1.70*	1.69	1.40*
Ratio of net investment income (loss) (%)	(1.26)*	(1.24)	(.82)*
Portfolio turnover rate (%)	127*	115	79

a For the six months ended June 30, 2004 (Unaudited).
b For the period July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Management Summary June 30, 2004

SVS Janus Growth and Income Portfolio

The threat of inflation overshadowed the market in the second quarter of the six-month period ended June 30, 2004, limiting major stock indices to single-digit gains. Brisk retail and home sales, coupled with news that 1.2 million jobs had been added to the economy this year, sparked some optimism for the burgeoning recovery. This positive news prompted the Federal Reserve to raise its prime lending rate a quarter point in an effort to fight off inflation. During the period, the portfolio posted a positive return, though it trailed its benchmark, the Russell 1000 Growth Index. The portfolio returned 2.37% (Class A shares, unadjusted for contract charges, and for the six-month period ending June 30, 2004), versus a 2.74% return for the Russell 1000 Growth Index.

Leading the upside was Internet software and services company Yahoo! The firm has continued to benefit from online advertising growth as it takes market share from other promotional vehicles such as newspapers and radio. In addition, a shift in focus from high-volume Internet advertising to high-revenue sponsored-search services has paid off. As proof, Yahoo!'s shares hit a new 52-week high in April.

Technology interests generally underperformed, led by cellular phone maker Nokia. The company cautioned that second-quarter sales and earnings likely would come in below forecasts and that global market share fell about 5%. As a result, we sold our Nokia position.

By adding to a larger number of core holdings, we are aiming to create a risk-reward profile designed to earn returns for long-term shareholders.

Minyoung Sohn

Portfolio Manager, Janus Capital Management LLC, Subadvisor to the Portfolio

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. Please see scudder.com for the product's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Information concerning the portfolio holdings of the portfolio as of month-end is available upon request on the 16th of the following month.

Risk Considerations

The portfolio is subject to stock market risk, meaning stocks in the portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. The portfolio also invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

The Russell 1000 Growth Index is an unmanaged, capitalization-weighted index containing those securities in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of all distributions and do not reflect fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of June 30, 2004, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Investment Portfolio June 30, 2004 (Unaudited)

SVS Janus Growth and Income Portfolio

	Shares	Value ($)

Common Stocks 85.0%
Consumer Discretionary 18.3%
Distributors 0.5%
LVMH Moet-Hennessy Louis Vuitton SA (b)	15,614	1,131,539
Hotels Restaurants & Leisure 3.1%
Fairmont Hotels & Resorts, Inc.	83,501	2,250,352
Four Seasons Hotels Ltd. (b)	32,475	1,955,320
Starwood Hotels & Resorts Worldwide, Inc.	63,400	2,843,490
		7,049,162
Household Durables 1.1%
Harman International Industries, Inc.	16,630	1,513,330
NVR, Inc.*	1,885	912,717
		2,426,047
Internet & Catalog Retail 1.0%
Amazon.com, Inc.*	20,305	1,104,592
eBay, Inc.*	12,490	1,148,455
		2,253,047
Leisure Equipment & Products 0.7%
Marvel Enterprises, Inc.* (b)	85,872	1,676,221
Media 10.4%
British Sky Broadcasting Group PLC	222,796	2,518,814
Clear Channel Communications, Inc.	74,285	2,744,831
Comcast Corp. "A"*	108,465	2,994,719
Cox Communications, Inc. "A"* (b)	82,390	2,289,618
Lamar Advertising Co.*	48,345	2,095,756
Liberty Media Corp. "A"*	300,650	2,702,843
Liberty Media International, Inc. "A"*	15,229	564,996
Time Warner, Inc.*	217,285	3,819,870
Viacom, Inc. "B"	48,950	1,748,494
Walt Disney Co.	76,525	1,950,622
		23,430,563
Specialty Retail 1.5%
AutoZone, Inc.*	7,265	581,927
Best Buy Co., Inc.	15,130	767,696
CarMax, Inc.*	11,250	246,038
PETsMART, Inc.	54,950	1,783,127
		3,378,788
Consumer Staples 4.5%
Beverages 1.8%
Anheuser-Busch Companies, Inc.	21,020	1,135,080
PepsiCo, Inc.	54,747	2,949,768
		4,084,848
Household Products 2.1%
Procter & Gamble Co.	75,500	4,110,220
Reckitt Benkiser PLC	23,907	678,307
		4,788,527
Tobacco 0.6%
Altria Group, Inc.	24,990	1,250,750
	Shares	Value ($)

Energy 5.7%
Oil & Gas
ConocoPhillips	15,600	1,190,124
Encana Corp.	79,259	3,420,818
ExxonMobil Corp.	151,275	6,718,123
Kinder Morgan, Inc.	27,250	1,615,653
		12,944,718
Financials 11.2%
Banks 1.3%
US Bancorp.	103,242	2,845,349
Capital Markets 1.1%
Goldman Sachs Group, Inc.	27,545	2,593,637
Consumer Finance 0.8%
Providian Financial Corp.*	118,955	1,745,070
Diversified Financial Services 4.6%
Citigroup, Inc.	154,623	7,189,969
Countrywide Financial Corp.	23,702	1,665,066
J.P. Morgan Chase & Co.	43,875	1,701,034
		10,556,069
Insurance 3.4%
American International Group, Inc.	47,300	3,371,544
Berkshire Hathaway, Inc. "B"*	1,419	4,193,145
		7,564,689
Health Care 13.0%
Biotechnology 1.4%
Amgen, Inc.*	51,815	2,827,545
Neurocrine Biosciences, Inc.*	5,650	292,952
		3,120,497
Health Care Equipment & Supplies 1.8%
C.R. Bard, Inc.	17,610	997,607
Medtronic, Inc.	63,245	3,081,296
		4,078,903
Health Care Providers & Services 6.4%
Aetna, Inc.	33,925	2,883,625
Caremark Rx, Inc.*	129,870	4,277,918
Medco Health Solutions, Inc.*	72,095	2,703,562
UnitedHealth Group, Inc.	75,420	4,694,895
		14,560,000
Pharmaceuticals 3.4%
Pfizer, Inc.	54,025	1,851,977
Roche Holding AG	58,033	5,755,723
		7,607,700
Industrials 12.0%
Aerospace & Defense 0.8%
Honeywell International, Inc.	53,480	1,958,972
Electrical Equipment 0.1%
Rockwell Automation, Inc.	3,975	149,102
Electronic Equipment & Instruments 2.3%
Samsung Electronics Co., Ltd. (GDR), 144A	25,065	5,157,124
	Shares	Value ($)

Industrial Conglomerates 8.0%
3M Co.	32,340	2,910,924
General Electric Co.	92,400	2,993,760
SmithKline Industries PLC	100,763	1,367,191
Tyco International Ltd. (b)	322,230	10,678,702
		17,950,577
Road & Rail 0.8%
Canadian National Railway Co.	42,637	1,858,547
Information Technology 19.8%
Communications Equipment 2.1%
Cisco Systems, Inc.*	200,045	4,741,066
Computers & Peripherals 2.8%
Dell, Inc.*	31,875	1,141,763
International Business Machines Corp.	33,955	2,993,133
Lexmark International, Inc.*	14,140	1,364,934
SanDisk Corp.* (b)	34,430	746,787
		6,246,617
Internet Software & Services 1.5%
EarthLink, Inc.*	99,925	1,034,224
Yahoo!, Inc.*	64,455	2,341,650
		3,375,874
Semiconductors & Semiconductor Equipment 8.0%
Advanced Micro Devices, Inc.* (b)	210,805	3,351,799
Applied Materials, Inc.*	93,595	1,836,334
Linear Technology Corp.	82,355	3,250,552
Maxim Integrated Products, Inc.	89,230	4,677,437
NVIDIA Corp.*	59,025	1,210,013
Texas Instruments, Inc.	150,035	3,627,846
		17,953,981
Software 5.4%
Computer Associates International, Inc.	106,135	2,978,148
Electronic Arts, Inc.*	53,520	2,919,516
Microsoft Corp.	181,250	5,176,500
Oracle Corp.*	87,670	1,045,903
		12,120,067
Materials 0.5%
Chemicals
International Flavors & Fragrances, Inc.	30,540	1,142,196
Total Common Stocks (Cost $162,383,157)		191,740,247
	Shares	Value ($)

Convertible Preferred Stocks 0.1%
Allied Waste Industries, Inc., 6.25% (b) (Cost $214,250)	4,285	305,435

Preferred Stock 1.9%
Amerada Hess Corp., 7.00%	20,700	1,499,715
Porsche AG	2,553	1,711,814
XL Capital Ltd., 6.5%	43,500	1,104,465
Total Preferred Stock (Cost $3,057,211)		4,315,994

	Principal Amount ($)	Value ($)

Convertible Bond 0.1%
Lamar Advertising Co., 2.875%, 12/31/2010 (Cost $175,000)	175,000	187,911

Corporate Bonds 0.6%
Allied Waste North America, Inc., 7.875%, 4/15/2013	95,000	99,275
CMS Energy Corp., 7.625%, 11/15/2004	195,000	197,925
Cox Communications, Inc., 7.125%, 10/1/2012	870,000	953,478
Mattel, Inc., 6.125%, 7/15/2005	155,000	158,990
Total Corporate Bonds (Cost $1,307,473)		1,409,668

	Shares	Value ($)

Securities Lending Collateral 8.9%
Daily Assets Fund Institutional, 1.15% (d) (e) (Cost $20,111,702)	20,111,702	20,111,702

Cash Equivalents 3.4%
Scudder Cash Management QP Trust, 1.20% (c) (Cost $7,585,211)	7,585,211	7,585,211
Total Investment Portfolio - 100.0% (Cost $194,834,004) (a)		225,656,168

Notes to SVS Janus Growth and Income Portfolio of Investments

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
(a) The cost for federal income tax purposes was $192,726,063. At June 30, 2004, net unrealized appreciation for all securities based on tax cost was $32,930,105. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $36,010,506 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,080,401.
(b) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2004 amounted to $19,649,396 which is 9.60% of total net assets.
(c) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(e) Represents collateral held in connection with securities lending.

144A: Security exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $167,137,091)	$ 197,959,255
Investment in Daily Assets Fund Institutional (cost $20,111,702)*	20,111,702
Investment in Scudder Cash Management QP Trust (cost $7,585,211)	7,585,211
Total investments in securities, at value (cost $194,834,004)	225,656,168
Cash	10,000
Foreign currency, at value (cost $87,837)	90,189
Receivable for investments sold	588,501
Dividends receivable	114,032
Interest receivable	32,409
Receivable for Portfolio shares sold	30,343
Foreign taxes recoverable	1,797
Other assets	7,130
Total assets	226,530,569
Liabilities
Payable for investments purchased	1,315,409
Net payable on closed forward foreign currency exchange contracts	1,654
Unrealized depreciation on forward foreign currency exchange contracts	41,475
Payable for Portfolio shares redeemed	79,278
Payable upon return of securities loaned	20,111,702
Accrued management fee	152,582
Other accrued expenses and payables	125,202
Total liabilities	21,827,302
Net assets, at value	$ 204,703,267
Net Assets
Net assets consist of: Undistributed net investment income	237,290
Net unrealized appreciation (depreciation) on: Investments	30,822,164
Foreign currency related transactions	(172,943)
Accumulated net realized gain (loss)	(55,686,101)
Paid-in capital	229,502,857
Net assets, at value	$ 204,703,267
Class A Net Asset Value, offering and redemption price per share ($182,345,854 / 20,102,240 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.07
Class B Net Asset Value, offering and redemption price per share ($22,357,413 / 2,474,962 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.03

* Represents collateral on securities loaned.
Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $29,809)	$ 1,022,616
Interest	55,079
Interest - Scudder Cash Management QP Trust	34,068
Securities lending income	11,476
Total Income	1,123,239
Expenses: Management fee	959,120
Custodian and accounting fees	60,195
Distribution service fees (Class B)	22,373
Record keeping fees (Class B)	12,496
Auditing	30,635
Legal	15,190
Trustees' fees and expenses	2,818
Reports to shareholders	9,730
Other	9,835
Total expenses	1,122,392
Expense reductions	(695)
Total expenses, after expense reductions	1,121,697
Net investment income (loss)	1,542
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	4,376,612
Foreign currency related transactions	4,792
4,381,404
Net unrealized appreciation (depreciation) during the period on: Investments	288,120
Foreign currency related transactions	61,965
350,085
Net gain (loss) on investment transactions	4,731,489
Net increase (decrease) in net assets resulting from operations	$ 4,733,031

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income (loss)	$ 1,542	$ 694,308
Net realized gain (loss) on investment transactions	4,381,404	(6,450,874)
Net unrealized appreciation (depreciation) on investment transactions during the period	350,085	46,205,428
Net increase (decrease) in net assets resulting from operations	4,733,031	40,448,862
Distributions to shareholders from: Net investment income Class A	-	(1,260,686)
Class B	-	(10,289)
Portfolio share transactions: Class A Proceeds from shares sold	2,908,999	34,880,490
Reinvestment of distributions	-	1,260,686
Cost of shares redeemed	(13,601,553)	(52,309,879)
Net increase (decrease) in net assets from Class A share transactions	(10,692,554)	(16,168,703)
Class B Proceeds from shares sold	7,480,715	15,708,908
Reinvestment of distributions	-	10,289
Cost of shares redeemed	(350,363)	(3,045,507)
Net increase (decrease) in net assets from Class B share transactions	7,130,352	12,673,690
Increase (decrease) in net assets	1,170,829	35,682,874
Net assets at beginning of period	203,532,438	167,849,564
Net assets at end of period (including undistributed net investment income of $237,290 and $235,748, respectively)	$ 204,703,267	$ 203,532,438
Other Information
Class A Shares outstanding at beginning of period	21,296,089	23,312,732
Shares sold	325,515	4,876,864
Shares issued to shareholders in reinvestment of distributions	-	180,614
Shares redeemed	(1,519,364)	(7,074,121)
Net increase (decrease) in Portfolio shares	(1,193,849)	(2,016,643)
Shares outstanding at end of period	20,102,240	21,296,089
Class B Shares outstanding at beginning of period	1,676,008	53,142
Shares sold	838,703	2,051,610
Shares issued to shareholders in reinvestment of distributions	-	1,472
Shares redeemed	(39,749)	(430,216)
Net increase (decrease) in Portfolio shares	798,954	1,622,866
Shares outstanding at end of period	2,474,962	1,676,008

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2004[a]	2003	2002***	2001[b]	2000[c]	1999[c,d]
Selected Per Share Data			(Restated)
Net asset value, beginning of period	$ 8.86	$ 7.18	$ 9.05	$ 10.40	$ 11.49	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[e]	.02	.03	.04	.08	.12	-
Net realized and unrealized gain (loss) on investment transactions	.19	1.71	(1.86)	(1.36)	(1.16)	1.49
Total from investment operations	.21	1.74	(1.82)	(1.28)	(1.04)	1.49
Less distributions from: Net investment income	-	(.06)	(.05)	(.07)	-	-
Net realized gains on investment transactions	-	-	-	-	(.05)	-
Total distributions	-	(.06)	(.05)	(.07)	(.05)	-
Net asset value, end of period	$ 9.07	$ 8.86	$ 7.18	$ 9.05	$ 10.40	$ 11.49
Total Return (%)	2.37**	24.37	(20.22)	(12.28)	(9.18)[f]	14.93f**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	182	189	167	179	104	16
Ratio of expenses before expense reductions (%)	1.07*	1.07	1.04	1.05	1.10	2.58*
Ratio of expenses after expense reductions (%)	1.07*	1.07	1.04	1.05	1.01	1.10*
Ratio of net investment income (loss) (%)	.04*	.40	.54	.90	1.07	(.05)*
Portfolio turnover rate (%)	48*	46	57	48	39	53*

a For the six months ended June 30, 2004 (Unaudited).
b As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $.01, increase net realized and unrealized gains and losses by $.01 and decrease the ratio of net investment income to average net assets from .92% to .90%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
c On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Per share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
d For the period from October 29, 1999 (commencement of operations) to December 31, 1999.
e Based on average shares outstanding during the period.
f Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Subsequent to December 31, 2002, these numbers have been restated to reflect an adjustment to the value of a security as of December 31, 2002. The effect of this adjustment for the year ended December 31, 2002 was to increase the net asset value per share by $0.03. The total return was also adjusted from -20.56% to -20.22% in accordance with this change.

Class B

Years Ended December 31,	2004[a]	2003	2002b***
Selected Per Share Data			(Restated)
Net asset value, beginning of period	$ 8.84	$ 7.17	$ 7.96
Income (loss) from investment operations: Net investment income (loss)[c]	(.02)	-[d]	.02
Net realized and unrealized gain (loss) on investment transactions	.21	1.71	(.81)
Total from investment operations	.19	1.71	(.79)
Less distributions from: Net investment income	-	(.04)	-
Net asset value, end of period	$ 9.03	$ 8.84	$ 7.17
Total Return (%)	2.15**	23.94	(9.92)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	22	15.4
Ratio of expenses (%)	1.46*	1.47	1.29*
Ratio of net investment income (loss) (%)	(.35)*	(.01)	.48*
Portfolio turnover rate (%)	48*	46	57

a For the six months ended June 30, 2004 (Unaudited).
b For the period July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
d Amount is less than $.005 per share.
* Annualized
** Not annualized
*** Subsequent to December 31, 2002, these numbers have been restated to reflect an adjustment to the value of a security as of December 31, 2002. The effect of this adjustment for the year ended December 31, 2002 was to increase the net asset value per share by $0.03. The total return was also adjusted from -10.30% to -9.92% in accordance with this change.

Management Summary June 30, 2004

SVS Janus Growth Opportunities Portfolio

For the six months ended June 30, 2004, the portfolio advanced 4.34% (Class A shares, unadjusted for contract charges) and outpaced its benchmark, the Russell 1000 Growth Index, which gained 2.74% for the period.

After finishing 2003 on a strong note, stocks treaded water during the first half of 2004, as concerns about increased interest rates, war and oil prices offset good news on job growth and corporate earnings. On June 30, investors' predictions about increasing interest rates came true when, for the first time in four years, the Federal Reserve raised the short-term benchmark rate.

There were no overarching investment themes in the portfolio during the period. We did a bit of selling in the financial services area, partly because of the likelihood of increased rates and partly because we feel that there are a lack of catalysts in this area. Other than that, we continued to select stocks company by company, resulting in an eclectic mix of growth names. Our focus remained on businesses we believe can successfully expand their margins, many of which were outperformers for us during the six months.

Two of the biggest contributors to the portfolio's absolute results were biotechnology holdings OSI Pharmaceuticals and Genentech. OSI, which focuses on oncology products, topped our list of outperformers, as successful phase-three (final) trials for a new cancer drug boosted investor enthusiasm for the company. Biotech concern Genentech advanced following news that the Food and Drug Administration approved its cancer treatment Avastin. Other standouts were Internet search engine Yahoo!, which remains one of the leading portals for online advertising; global air courier FedEx, which is benefiting from improving margins in its express business; and Lexmark International, a leading manufacturer of computer printers.

Finnish handset maker Nokia detracted from absolute performance when the stock declined as a result of new product introductions from competitors and waning market share. Another disappointment during the period was Intuit, a provider of small-business tax-preparation and personal-finance software products and services. A general weakening in the overall semiconductor business pressured chipmaker Applied Materials, which also subtracted from our results.

Although the economy's rate of expansion appears to have cooled, we remain confident in our fundamental approach to investing. We believe the market will reward strong, steady earnings growth, as opposed to broadly building up multiples, so we're comfortable with our mix of well-established companies, which, in our opinion, are poised to grow profits in a recovering economy.

Marc Pinto

Portfolio Manager, Janus Capital Management LLC, Subadvisor to the Portfolio

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. Please see scudder.com for the product's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Information concerning the portfolio holdings of the portfolio as of month-end is available upon request on the 16th of the following month.

Risk Considerations

This portfolio may at times have significant exposure to certain industry groups, which may react similarly to market developments (resulting in greater price volatility). The portfolio also may have significant exposure to foreign markets (which include risks such as currency fluctuation and political uncertainty). Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

The Russell 1000 Growth Index is an unmanaged, capitalization-weighted index containing those securities in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of all distributions and do not reflect fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of June 30, 2004, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Investment Portfolio June 30, 2004 (Unaudited)

SVS Janus Growth Opportunities Portfolio

	Shares	Value ($)

Common Stocks 93.6%
Consumer Discretionary 15.0%
Hotels Restaurants & Leisure 3.6%
Hilton Hotels Corp.	149,230	2,784,632
McDonald's Corp.	63,330	1,646,580
Royal Caribbean Cruises Ltd.	15,630	678,498
		5,109,710
Media 5.0%
Cablevision Systems New York Group "A"*	18,702	367,495
Gemstar-TV Guide International, Inc.*	160,495	770,376
Liberty Media Corp. "A"*	173,003	1,555,297
Time Warner, Inc.*	179,695	3,159,038
Viacom, Inc. "B"	36,085	1,288,956
		7,141,162
Multiline Retail 1.6%
Target Corp.	54,375	2,309,306
Specialty Retail 3.4%
Home Depot, Inc.	57,595	2,027,344
Staples, Inc.	98,035	2,873,406
		4,900,750
Textiles, Apparel & Luxury Goods 1.4%
NIKE, Inc. "B"	26,080	1,975,560
Consumer Staples 1.2%
Food & Drug Retailing
Costco Wholesale Corp.	42,245	1,735,002
Energy 3.0%
Energy Equipment & Services 1.1%
Halliburton Co.	53,125	1,607,562
Oil & Gas 1.9%
ExxonMobil Corp.	61,955	2,751,422
Financials 10.1%
Capital Markets 2.2%
Morgan Stanley	59,440	3,136,649
Consumer Finance 4.6%
American Express Co.	78,055	4,010,466
SLM Corp.	66,460	2,688,307
		6,698,773
Diversified Financial Services 2.1%
Citigroup, Inc.	34,173	1,589,044
Fannie Mae	19,000	1,355,840
		2,944,884
Insurance 1.2%
Allstate Corp.	36,530	1,700,472
	Shares	Value ($)

Health Care 18.2%
Biotechnology 7.2%
Amgen, Inc.*	78,150	4,264,646
Genentech, Inc.*	106,350	5,976,870
		10,241,516
Health Care Equipment & Supplies 3.3%
Biomet, Inc.	30,470	1,354,087
Medtronic, Inc.	69,505	3,386,283
		4,740,370
Health Care Providers & Services 3.7%
Caremark Rx, Inc.*	61,140	2,013,951
UnitedHealth Group, Inc.	52,095	3,242,914
		5,256,865
Pharmaceuticals 4.0%
Eli Lilly & Co.	20,625	1,441,894
Pfizer, Inc.	127,682	4,376,939
		5,818,833
Industrials 12.9%
Aerospace & Defense 2.1%
United Technologies Corp.	32,900	3,009,692
Air Freight & Logistics 3.7%
FedEx Corp.	65,065	5,315,160
Electronic Equipment & Instruments 2.0%
Samsung Electronics Co., Ltd. (GDR), 144A (b)	13,955	2,871,241
Industrial Conglomerates 5.1%
General Electric Co.	107,745	3,490,938
Tyco International Ltd.	112,195	3,718,142
		7,209,080
Information Technology 31.8%
Communications Equipment 7.7%
Cisco Systems, Inc.*	218,770	5,184,849
Motorola, Inc.	216,260	3,946,745
Nokia Oyj (ADR)	124,495	1,810,158
		10,941,752
Computers & Peripherals 5.4%
Dell, Inc.*	83,355	2,985,776
Lexmark International, Inc.*	48,370	4,669,156
		7,654,932
Electronic Equipment & Instruments 1.2%
Flextronics International Ltd.*	105,580	1,684,001
Internet Software & Services 3.1%
Yahoo!, Inc.*	121,110	4,399,926
Semiconductors & Semiconductor Equipment 4.6%
Applied Materials, Inc.*	181,695	3,564,856
Texas Instruments, Inc.	127,085	3,072,915
		6,637,771
	Shares	Value ($)

Software 9.8%
Electronic Arts, Inc.*	69,990	3,817,955
Intuit, Inc.*	35,105	1,354,351
Microsoft Corp.	309,100	8,827,896
		14,000,202
Materials 1.4%
Metals & Mining
Rio Tinto PLC (ADR) (b)	21,085	2,067,384
Total Common Stocks (Cost $118,044,848)		133,859,977
	Shares	Value ($)

Securities Lending Collateral 2.4%
Daily Assets Fund Institutional, 1.15% (d) (e) (Cost $3,465,300)	3,465,300	3,465,300

Cash Equivalents 4.0%
Scudder Cash Management QP Trust 1.20% (c) (Cost $5,656,210)	5,656,210	5,656,210
Total Investment Portfolio - 100.0% (Cost $127,166,358) (a)		142,981,487

Notes to SVS Janus Growth Opportunities Portfolio of Investments

* Non-income producing security.
(a) The cost for federal income tax purposes was $127,767,575. At June 30, 2004, net unrealized appreciation for all securities based on tax cost was $15,213,912. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $20,385,619 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,171,707.
(b) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2004 amounted to $3,394,732, which is 2.4% of net assets.
(c) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Daily Assets Fund Institutional, an affiliated fund, is also managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(e) Represents collateral held in connection with securities lending.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $118,044,848)	$ 133,859,977
Investments in Daily Assets Fund Institutional (cost $3,465,300)*	3,465,300
Investments in Scudder Cash Management QP Trust (cost $5,656,210)	5,656,210
Total investments in securities, at value (cost $127,166,358)	142,981,487
Dividends receivable	64,928
Interest receivable	6,838
Receivable for Portfolio shares sold	43,123
Total assets	143,096,376
Liabilities
Accrued management fee	106,050
Payable for Portfolio shares redeemed	113,544
Payable for investments purchased	402,637
Payable upon return of securities loaned	3,465,300
Other accrued expenses and payables	75,586
Total liabilities	4,163,117
Net assets, at value	$ 138,933,259
Net Assets
Net assets consist of: Accumulated net investment loss	(138,367)
Net unrealized appreciation (depreciation) on investments	15,815,129
Accumulated net realized gain (loss)	(93,906,047)
Paid-in capital	217,162,544
Net assets, at value	$ 138,933,259
Class A Net Asset Value, offering and redemption price per share ($131,866,854 / 18,272,796 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.22
Class B Net Asset Value, offering and redemption price per share ($7,066,405 / 986,397 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.16

* Represents collateral on securities loaned.
Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $16,444)	$ 539,120
Interest - Scudder Cash Management QP Trust	29,946
Securities lending income	13,239
Total Income	582,305
Expenses: Management fee	652,708
Custodian and accounting fees	19,596
Distribution service fees (Class B)	7,805
Record keeping fees (Class B)	4,466
Auditing	30,174
Trustees' fees and expenses	4,441
Registration fees	1,403
Total expenses, before expense reductions	720,593
Expense reduction	(543)
Total expenses, after expense reduction	720,050
Net investment income (loss)	(137,745)
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	2,566,096
Net unrealized appreciation (depreciation) during the period on investments	3,430,456
Net gain (loss) on investment transactions	5,996,552
Net increase (decrease) in net assets resulting from operations	$ 5,858,807

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income (loss)	$ (137,745)	$ (226,725)
Net realized gain (loss) on investment transactions	2,566,096	(16,015,858)
Net unrealized appreciation (depreciation) on investment transactions during the period	3,430,456	46,344,783
Net increase (decrease) in net assets resulting from operations	5,858,807	30,102,200
Portfolio share transactions: Class A Proceeds from shares sold	1,706,510	7,945,670
Cost of shares redeemed	(7,434,212)	(22,894,437)
Net increase (decrease) in net assets from Class A share transactions	(5,727,702)	(14,948,767)
Class B Proceeds from shares sold	1,421,549	5,021,617
Cost of shares redeemed	(207,250)	(370,373)
Net increase (decrease) in net assets from Class B share transactions	1,214,299	4,651,244
Increase (decrease) in net assets	1,345,404	19,804,677
Net assets at beginning of period	137,587,855	117,783,178
Net assets at end of period (including accumulated net investment loss of $138,367 and $622, respectively)	$ 138,933,259	$ 137,587,855
Other Information
Class A Shares outstanding at beginning of period	19,085,611	21,572,540
Shares sold	240,074	1,334,121
Shares redeemed	(1,052,889)	(3,821,050)
Net increase (decrease) in Portfolio shares	(812,815)	(2,486,929)
Shares outstanding at end of period	18,272,796	19,085,611
Class B Shares outstanding at beginning of period	812,791	31,870
Shares sold	203,120	838,111
Shares redeemed	(29,514)	(57,190)
Net increase (decrease) in Portfolio shares	173,606	780,921
Shares outstanding at end of period	986,397	812,791

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2004[a]	2003	2002	2001	2000[b]	1999[b,c]
Selected Per Share Data
Net asset value, beginning of period	$ 6.92	$ 5.45	$ 7.86	$ 10.31	$ 11.64	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[d]	(.01)	(.01)	(.01)	(.03)	(.02)	-***
Net realized and unrealized gain (loss) on investment transactions	.31	1.48	(2.40)	(2.42)	(1.31)	1.64
Total from investment operations	.30	1.47	(2.41)	(2.45)	(1.33)	1.64
Net asset value, end of period	$ 7.22	$ 6.92	$ 5.45	$ 7.86	$ 10.31	$ 11.64
Total Return (%)	4.34**	26.97	(30.53)	(23.76)	(11.42)[e]	16.43e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	132	132	118	164	139	17
Ratio of expenses before expense reductions (%)	1.05*	1.07	1.01	1.11	1.06	2.60*
Ratio of expenses after expense reductions (%)	1.05*	1.07	1.01	1.10	1.01	1.10*
Ratio of net investment income (loss) (%)	(.18)*	(.17)	(.10)	(.31)	(.20)	(.34)*
Portfolio turnover rate (%)	66*	50	48	34	14	1*

a For the six months ended June 30, 2004 (Unaudited).
b On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Share and per share information, for the periods prior to December 31, 2001, have been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
c For the period from October 29, 1999 (commencement of operations) to December 31, 1999.
d Based on average shares outstanding during the period.
e Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005

Class B

Years Ended December 31,	2004[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 6.88	$ 5.44	$ 5.87
Income (loss) from investment operations: Net investment income (loss)[c]	(.02)	(.04)	(.01)
Net realized and unrealized gain (loss) on investment transactions	.30	1.48	(.42)
Total from investment operations	.28	1.44	(.43)
Net asset value, end of period	$ 7.16	$ 6.88	$ 5.44
Total Return (%)	4.07**	26.47	(7.33)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7	6.2
Ratio of expenses (%)	1.44*	1.46	1.29*
Ratio of net investment income (loss) (%)	(.57)*	(.56)	(.49)*
Portfolio turnover rate (%)	66*	50	48

a For the six months ended June 30, 2004 (Unaudited).
b For the period July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
* Annualized
** Not annualized

Management Summary June 30, 2004

SVS MFS Strategic Value Portfolio

The turnaround in global stock markets that began in 2003 continued into the first quarter of 2004. The release of increasingly positive economic, corporate earnings and corporate capital spending numbers helped drive global equity markets.

In the second quarter, many measures of the global economy - including employment, consumer spending, corporate capital expenditures and earnings - continued to improve. However, stock prices, which made only modest gains in the second quarter, generally did not reflect these improvements.

We believe that several factors held back equity markets. One was the expectation that we were entering a period of increased interest rates, particularly in the United States. The US Federal Reserve Board fulfilled these expectations with a rate increase of 0.25% on the last day of the period. Investors may also have felt that corporations would have difficulty showing strong year-over-year gains in the latter half of 2004, after earnings growth had improved so dramatically in the second half of 2003.

Investor concerns about geopolitical instability seemed to hold back stock prices as well. Political instability in the Middle East, which could constrict oil supplies and bring additional oil price hikes, made investors uneasy. In addition, worries that the Chinese economic engine would sputter acted as a drag on the global economy.

For the semiannual period ended June 30, 2004, SVS MFS Strategic Value Portfolio returned 6.04% (Class A shares, unadjusted for contract charges), outperforming its benchmark, the Russell 1000 Value Index, which returned 3.94%.

For the semiannual period, stock selection in the utilities and communications, technology and financial services sectors had the largest positive impact on the portfolio. Our overweighted positions in the portfolio's top-performing individual stocks, US mobile phone service provider AT&T Wireless Services (not held as of June 30, 2004) and energy supplier TXU Corp., helped drive the portfolio's performance in the utilities and communications sector. Stock picking in the technology area proved to be another source of relative strength. Our positions in telecom-equipment maker Nortel Networks and software provider Microsoft Corp. boosted portfolio results. In financial services, our overweight position in property and casualty insurer Hartford Financial Services Group added to performance.

Our positioning in the leisure and retailing sectors proved to be the principal detractor from relative performance. In the leisure sector, our positions in media conglomerate Viacom and US cable television operator Comcast held back performance. Among retailing stocks, our overweight position in grocery chain Kroger detracted from relative returns.

Kenneth J. Enright

Portfolio Manager
Massachusetts Financial Services Company, Subadvisor to the Portfolio

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please see scudder.com for the product's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Information concerning the portfolio holdings of the portfolio as of month-end is available upon request on the 16th of the following month.

Returns during part or all of the periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Risk Considerations

The portfolio has stock market and equity risks, which means stocks in the portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

Russell 1000 Value Index is an unmanaged index, which consists of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted-growth values. Index returns assume reinvestment of all distributions and do not reflect fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of June 30, 2004, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Investment Portfolio June 30, 2004 (Unaudited)

SVS MFS Strategic Value Portfolio

	Shares	Value ($)

Common Stocks 93.2%
Consumer Discretionary 11.8%
Auto Components 1.0%
Magna International, Inc. "A"	4,210	358,566
Household Durables 2.2%
Newell Rubbermaid, Inc.	33,430	785,605
Leisure Equipment & Products 0.4%
Mattel, Inc.	7,000	127,750
Media 7.0%
Comcast Corp. "A"*	27,970	772,252
Viacom, Inc. "B"	28,035	1,001,410
Walt Disney Co.	28,590	728,759
		2,502,421
Specialty Retail 1.2%
Home Depot, Inc.	11,920	419,584
Consumer Staples 3.5%
Food & Drug Retailing 1.6%
Kroger Co.*	9,520	173,264
Rite Aid Corp.*	73,530	383,827
		557,091
Food Products 1.9%
General Mills, Inc.	14,100	670,173
Energy 11.6%
Energy Equipment & Services 9.4%
BJ Services Co.*	11,120	509,741
Cooper Cameron Corp.*	11,630	566,381
GlobalSantaFe Corp.	37,270	987,655
Noble Corp.*	22,510	852,904
Schlumberger Ltd.	6,750	428,692
		3,345,373
Oil & Gas 2.2%
Devon Energy Corp.	8,770	578,820
Newfield Exploration Co.*	3,650	203,451
		782,271
Financials 16.7%
Banks 3.7%
Bank of America Corp.	9,614	813,536
PNC Financial Services Group	9,510	504,791
		1,318,327
Capital Markets 3.6%
Mellon Financial Corp.	24,830	728,264
Merrill Lynch & Co., Inc.	10,240	552,755
		1,281,019
Consumer Finance 0.4%
MBNA Corp.	5,700	147,003
Diversified Financial Services 4.2%
Citigroup, Inc.	15,100	702,150
Freddie Mac	12,680	802,644
		1,504,794
	Shares	Value ($)

Insurance 4.8%
Allstate Corp.	16,200	754,110
Conseco, Inc.*	22,900	455,710
Hartford Financial Services Group, Inc.	7,290	501,115
		1,710,935
Health Care 12.7%
Health Care Providers & Services 2.8%
Apria Healthcare Group, Inc.*	6,410	183,967
Lincare Holdings, Inc.*	6,470	212,604
Tenet Healthcare Corp.*	45,310	607,607
		1,004,178
Pharmaceuticals 9.9%
Abbott Laboratories	8,000	326,080
Johnson & Johnson	21,900	1,219,830
Merck & Co., Inc.	20,590	978,025
Wyeth	27,560	996,570
		3,520,505
Industrials 6.8%
Aerospace & Defense 2.7%
Lockheed Martin Corp.	18,320	954,106
Airlines 0.6%
Southwest Airlines Co.	13,000	218,010
Industrial Conglomerates 3.5%
General Electric Co.	17,340	561,816
Tyco International Ltd.	20,910	692,957
		1,254,773
Information Technology 10.0%
Communications Equipment 4.4%
Nokia Oyj (ADR)	53,400	776,436
Nortel Networks Corp.*	158,110	788,969
		1,565,405
Software 5.6%
Computer Associates International, Inc.	12,200	342,332
Microsoft Corp.	48,120	1,374,307
Network Associates, Inc.*	15,490	280,834
		1,997,473
Materials 7.6%
Chemicals 2.1%
E.I. du Pont de Nemours & Co.	9,180	407,775
Lyondell Chemical Co.	19,530	339,627
		747,402
Containers & Packaging 3.0%
Owens-Illinois, Inc.*	46,430	778,167
Smurfit-Stone Container Corp.*	13,990	279,100
		1,057,267
Metals & Mining 1.7%
Companhia Vale do Rio Doce (ADR)	13,000	618,150
	Shares	Value ($)

Paper & Forest Products 0.8%
Bowater, Inc.	7,150	297,369
Telecommunication Services 9.4%
Diversified Telecommunication Services 8.0%
Sprint Corp. (FON Group)	82,770	1,456,752
Verizon Communications, Inc.	38,600	1,396,934
		2,853,686
Wireless Telecommunication Services 1.4%
Vodafone Group PLC (ADR)	22,750	502,775
Utilities 3.1%
Electric Utilities 1.3%
TXU Corp.	11,790	477,613
	Shares	Value ($)

Multi-Utilities & Unregulated Power 1.8%
Calpine Corp.* (d)	150,200	648,863
Total Common Stocks (Cost $30,707,905)		33,228,487

Securities Lending Collateral 1.7%
Daily Assets Fund Institutional, 1.15% (c) (e) (Cost $586,150)	586,150	586,150

Cash Equivalents 5.1%
Scudder Cash Management QP Trust, 1.20% (b) (Cost $1,827,284)	1,827,284	1,827,284
Total Investment Portfolio - 100.0% (Cost $33,121,339) (a)		35,641,921

Notes to SVS MFS Strategic Value Portfolio

* Non-income producing security.
(a) The cost for federal income tax purposes was $33,208,325. At June 30, 2004, net unrealized appreciation for all securities based on tax cost was $2,433,596. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,695,143 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $261,547.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d) All or a portion of these securities were on loan (see Notes to Financials Statements). The value of all securities loaned at June 30, 2004 amounted to $552,832, which is 1.6% of total net assets.
(e) Represents collateral held in connection with securities lending.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $30,707,905)	$ 33,228,487
Investment in Daily Assets Fund Institutional (cost $586,150)*	586,150
Investment in Scudder Cash Management QP Trust (cost $1,827,284)	1,827,284
Total investments in securities, at value (cost $33,121,339)	35,641,921
Cash	10,000
Receivable for investments sold	3,285
Dividends receivable	26,759
Interest receivable	2,008
Receivable for Portfolio shares sold	34,026
Other assets	369
Total assets	35,718,368
Liabilities
Payable for investments purchased	1,091,426
Payable upon return of securities loaned	586,150
Other accrued expenses and payables	41,744
Total liabilities	1,719,320
Net assets, at value	$ 33,999,048
Net Assets
Net assets consist of: Undistributed net investment income	6,654
Net unrealized appreciation (depreciation) on investments	2,520,582
Accumulated net realized gain (loss)	952,282
Paid-in capital	30,519,530
Net assets, at value	$ 33,999,048
Class A Net Asset Value, offering and redemption price per share ($8,384,980 / 776,551 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.80
Class B Net Asset Value, offering and redemption price per share ($25,614,068 / 2,372,747 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.80

* Represents collateral on securities loaned.
Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $624)	$ 184,722
Interest - Scudder Cash Management QP Trust	6,379
Securities lending income	1,002
Total Income	192,103
Expenses: Management fee	119,235
Custodian and accounting fees	23,915
Distribution service fees (Class B)	21,969
Record keeping fees (Class B)	12,017
Auditing	16,905
Legal	6,985
Trustees' fees and expenses	412
Other	157
Total expenses, before expense reductions	201,595
Expense reductions	(21,182)
Total expenses, after expense reductions	180,413
Net investment income (loss)	11,690
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	1,150,289
Net unrealized appreciation (depreciation) during the period on investments	342,716
Net gain (loss) on investment transactions	1,493,005
Net increase (decrease) in net assets resulting from operations	$ 1,504,695

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income (loss)	$ 11,690	$ 49,544
Net realized gain (loss)	1,150,289	173,186
Net unrealized appreciation (depreciation) on investment transactions during the period	342,716	2,553,196
Net increase (decrease) in net assets resulting from operations	1,504,695	2,775,926
Distributions to shareholders from: Net investment income Class A	(35,768)	(20,827)
Class B	(15,246)	(4,093)
Net realized gains: Class A	(4,650)	-
Class B	(10,656)	-
Portfolio share transactions: Class A Proceeds from shares sold	1,706,261	1,854,390
Reinvestment of distributions	40,418	20,827
Cost of shares redeemed	(807,103)	(694,321)
Net increase (decrease) in net assets from Class A share transactions	939,576	1,180,896
Class B Proceeds from shares sold	12,133,622	10,810,720
Reinvestment of distributions	25,902	4,093
Cost of shares redeemed	(216,926)	(26,887)
Net increase (decrease) in net assets from Class B share transactions	11,942,598	10,787,926
Increase (decrease) in net assets	14,320,549	14,719,828
Net assets at beginning of period	19,678,499	4,958,671
Net assets at end of period (including undistributed net investment income of $6,654 and $45,978, respectively)	$ 33,999,048	$ 19,678,499
Other Information
Class A Shares outstanding at beginning of period	688,664	568,433
Shares sold	160,639	201,550
Shares issued to shareholders in reinvestment of distributions	3,864	2,726
Shares redeemed	(76,616)	(84,045)
Net increase in Portfolio shares	87,887	120,231
Shares outstanding at end of period	776,551	688,664
Class B Shares outstanding at beginning of period	1,236,034	42,038
Shares sold	1,154,665	1,196,368
Shares issued to shareholders in reinvestment of distributions	2,474	536
Shares redeemed	(20,426)	(2,908)
Net increase in Portfolio shares	1,136,713	1,193,996
Shares outstanding at end of period	2,372,747	1,236,034

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Year Ended December 31,	2004[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.24	$ 8.12	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[c]	.02	.06	.05
Net realized and unrealized gain (loss) on investment transactions	.60	2.10	(1.93)
Total from investment operations	.62	2.16	(1.88)
Less distributions from: Net investment income	(.05)	(.04)	-
Net realized gains	(.01)	-	-
Total distributions	(.06)	(.04)	-
Net asset value, end of period	$ 10.80	$ 10.24	$ 8.12
Total Return (%)[d]	6.04**	26.74	(18.80)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8	7	5
Ratio of expenses before expense reductions (%)	1.34*	1.93	2.71*
Ratio of expenses after expense reductions (%)	1.15*	1.15	1.15*
Ratio of net investment income (loss) (%)	.38*	.67	.82*
Portfolio turnover rate (%)	71*	40	7

a For the six months ended June 30, 2004 (Unaudited).
b For the period from May 1, 2002 (commencement of operations) to December 31, 2002.
c Based on average shares outstanding during the period.
d Total return would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Class B

Year Ended December 31,	2004[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.22	$ 8.11	$ 8.93
Income (loss) from investment operations: Net investment income (loss)[c]	(-)[d]	.02	.04
Net realized and unrealized gain (loss) on investment transactions	.60	2.11	(.86)
Total from investment operations	.60	2.13	(.82)
Less distributions from: Net investment income	(.01)	(.02)	-
Net realized gains	(.01)	-	-
Total distributions	(.02)	(.02)	-
Net asset value, end of period	$ 10.80	$ 10.22	$ 8.11
Total Return (%)[e]	5.83**	26.35	(9.18)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	26	13.3
Ratio of expenses before expense reductions (%)	1.71*	2.32	2.96*
Ratio of expenses after expense reductions (%)	1.55*	1.54	1.40*
Ratio of net investment income (loss) (%)	(.02)*	.28	.87*
Portfolio turnover rate (%)	71*	40	7

a For the six months ended June 30, 2004 (Unaudited).
b For the period from July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
d Amount is less than $0.005 per share.
e Total return would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Management Summary June 30, 2004

SVS Oak Strategic Equity Portfolio

The portfolio returned -0.58% (Class A shares, unadjusted for contract charges) for the semiannual period ended June 30, 2004. The portfolio's benchmark, the Russell 1000 Growth Index, had a gain of 2.74% over the past six months.

Within the portfolio, financials were the sector hardest hit during the latter three months of the period, with market-related names coming under the greatest pressure due to concern over increased interest rates and inflation. To the extent that higher rates reflect a stronger economy, we believe our financial holdings should benefit from improved credit quality and product demand. We also believe the current uptick in inflation is temporary.

Within the broader market, technology holdings were up slightly. However, the portfolio's technology exposure did not outperform due to certain subsectors. In general our significant exposure in semiconductors created a drag on the portfolio, while certain areas such as analog companies performed better. The semiconductor industry, which is rather cyclical, suffered from a debate over whether this most recent cycle is ending. An accumulation of inventory at certain vendors provided ammunition for the naysayers. And while the growth rates may decelerate some, the short-term cyclicality and inventory concerns do not alter the long-term productivity benefits that technology produces. The portfolio's software holdings did outperform the market, providing a slight boost to performance, but weren't able to offset the negative results that cropped up in other subsectors.

From a year-to-date perspective, our health care exposure posted modest gains in line with the market.

James D. Oelschlager

Portfolio Manager
Oak Associates, Ltd., Subadvisor to the Portfolio

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please see scudder.com for the product's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Information concerning the portfolio holdings of the portfolio as of month-end is available upon request on the 16th of the following month.

Risk Considerations

The portfolio may concentrate investments in specific sectors, which creates special risk considerations. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

The Russell 1000 Growth Index is an unmanaged, capitalization-weighted index containing those securities in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of all distributions and do not reflect fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of June 30, 2004, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Investment Portfolio June 30, 2004 (Unaudited)

SVS Oak Strategic Equity Portfolio

	Shares	Value ($)

Common Stocks 92.5%
Consumer Discretionary 5.6%
Internet & Catalog Retail
eBay, Inc.*	60,500	5,562,975
Financials 13.5%
Capital Markets 6.3%
Charles Schwab Corp.	381,400	3,665,254
Morgan Stanley	49,900	2,633,223
		6,298,477
Consumer Finance 3.8%
MBNA Corp.	147,300	3,798,867
Diversified Financial Services 3.4%
Citigroup, Inc.	74,000	3,441,000
Health Care 16.4%
Health Care Equipment & Supplies 4.4%
Medtronic, Inc.	89,600	4,365,312
Health Care Providers & Services 7.8%
Cardinal Health, Inc.	65,000	4,553,250
Express Scripts, Inc. "A"*	41,500	3,288,045
		7,841,295
Pharmaceuticals 4.2%
Pfizer, Inc.	123,100	4,219,868
Information Technology 57.0%
Communications Equipment 8.8%
Cisco Systems, Inc.*	174,600	4,138,020
Juniper Networks, Inc.* (e)	189,700	4,660,929
		8,798,949
	Shares	Value ($)

Computers & Peripherals 7.3%
Dell, Inc.*	111,600	3,997,512
EMC Corp.*	292,600	3,335,640
		7,333,152
IT Consulting & Services 7.6%
Cognizant Technology Solutions Corp.* (e)	185,600	4,716,096
Paychex, Inc.	83,500	2,828,980
		7,545,076
Semiconductors & Semiconductor Equipment 24.5%
Applied Materials, Inc.*	206,700	4,055,454
Intel Corp.	108,000	2,980,800
Intersil Corp. "A"	224,000	4,851,840
Linear Technology Corp.	78,700	3,106,289
Maxim Integrated Products, Inc.	81,650	4,280,093
PMC-Sierra, Inc.*	82,700	1,186,745
Xilinx, Inc.	120,000	3,997,200
		24,458,421
Software 8.8%
Microsoft Corp.	157,300	4,492,488
VERITAS Software Corp.*	155,800	4,315,660
		8,808,148
Total Common Stocks (Cost $82,115,799)		92,471,540

Securities Lending Collateral 4.2%
Daily Assets Fund Institutional, 1.15% (c) (d) (cost $4,181,570)	4,181,570	4,181,570

Cash Equivalents 3.3%
Scudder Cash Management QP Trust, 1.20% (b) (Cost $3,327,535)	3,327,535	3,327,535
Total Investment Portfolio - 100.0% (Cost $89,624,904) (a)		99,980,645

Notes to SVS Oak Strategic Equity Portfolio of Investments

* Non-income producing security.
(a) The cost for federal income tax purposes was $89,628,662. At June 30, 2004, net unrealized appreciation for all securities based on tax cost was $10,351,983. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $12,352,337 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,000,354.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Daily Assets Fund Institutional, an affiliated fund, is also managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending.
(e) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2004 amounted to $4,138,940, which is 4.32% of net assets.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $82,115,799)	$ 92,471,540
Investment in Daily Assets Fund Institutional (cost $4,181,570)*	4,181,570
Investment in Scudder Cash Management QP Trust (cost $3,327,535)	3,327,535
Total investments in securities, at value (cost $89,624,904)	99,980,645
Dividends receivable	27,130
Interest receivable	3,413
Receivable for Portfolio shares sold	79,920
Other assets	1,868
Total assets	100,092,976
Liabilities
Payable for Portfolio shares redeemed	31,089
Payable upon return of securities loaned	4,181,570
Accrued management fee	76,657
Other accrued expenses and payables	62,948
Total liabilities	4,352,264
Net assets, at value	$ 95,740,712
Net Assets
Net assets consist of: Accumulated net investment loss	(238,517)
Net unrealized appreciation (depreciation) on investments	10,355,741
Accumulated net realized gain (loss)	(10,081,049)
Paid-in capital	95,704,537
Net assets, at value	$ 95,740,712
Class A Net Asset Value, offering and redemption price per share ($76,150,597 / 11,165,292 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 6.82
Class B Net Asset Value, offering and redemption price per share ($19,590,115 / 2,891,396 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 6.78

* Represents collateral on securities loaned.
Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Income: Dividends	$ 260,962
Interest - Scudder Cash Management QP Trust	19,470
Securities lending income	3,465
Total Income	283,897
Expenses: Management fee	438,048
Custodian and accounting fees	24,252
Distribution service fees (Class B)	18,085
Record keeping fees (Class B)	9,888
Auditing	21,496
Legal	4,715
Trustees' fees and expenses	679
Reports to shareholders	3,651
Other	1,689
Total expenses, before expense reductions	522,503
Expense reductions	(344)
Total expenses, after expense reductions	522,159
Net investment income (loss)	(238,262)
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	423,443
Net unrealized appreciation (depreciation) during the period on investments	(1,108,575)
Net gain (loss) on investment transactions	(685,132)
Net increase (decrease) in net assets resulting from operations	$ (923,394)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income (loss)	$ (238,262)	$ (303,416)
Net realized gain (loss) on investment transactions	423,443	(4,050,440)
Net unrealized appreciation (depreciation) on investment transactions during the period	(1,108,575)	27,866,046
Net increase (decrease) in net assets resulting from operations	(923,394)	23,512,190
Portfolio share transactions: Class A Proceeds from shares sold	9,823,718	23,109,017
Cost of shares redeemed	(8,623,130)	(9,960,954)
Net increase (decrease) in net assets from Class A share transactions	1,200,588	13,148,063
Class B Proceeds from shares sold	9,360,876	8,766,882
Cost of shares redeemed	(131,112)	(230,435)
Net increase (decrease) in net assets from Class B share transactions	9,229,764	8,536,447
Increase (decrease) in net assets	9,506,958	45,196,700
Net assets at beginning of period	86,233,754	41,037,054
Net assets at end of period (including accumulated net investment loss of $238,517 and $255, respectively)	$ 95,740,712	$ 86,233,754
Other Information
Class A Shares outstanding at beginning of period	11,043,224	8,877,415
Shares sold	1,401,150	3,930,253
Shares redeemed	(1,279,082)	(1,764,444)
Net increase (decrease) in Portfolio shares	122,068	2,165,809
Shares outstanding at end of period	11,165,292	11,043,224
Class B Shares outstanding at beginning of period	1,533,571	77,050
Shares sold	1,377,387	1,494,172
Shares redeemed	(19,562)	(37,651)
Net increase (decrease) in Portfolio shares	1,357,825	1,456,521
Shares outstanding at end of period	2,891,396	1,533,571

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2004[a]	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 6.86	$ 4.58	$ 7.60	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[c]	(.02)	(.03)	(.02)	(.02)
Net realized and unrealized gain (loss) on investment transactions	(.02)	2.31	(3.00)	(2.38)
Total from investment operations	(.04)	2.28	(3.02)	(2.40)
Net asset value, end of period	$ 6.82	$ 6.86	$ 4.58	$ 7.60
Total Return (%)	(.58)**	49.78	(39.74)	(24.00)d**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	76	76	41	44
Ratio of expenses before expense reductions (%)	1.07*	1.13	.96	1.44*
Ratio of expenses after expense reductions (%)	1.07*	1.13	.96	1.15*
Ratio of net investment income (loss) (%)	(.46)*	(.48)	(.30)	(.43)*
Portfolio turnover rate (%)	10*	6	16	3*

a For the six months ended June 30, 2004 (Unaudited).
b For the period from May 1, 2001 (commencement of operations) to December 31, 2001.
c Based on average shares outstanding during the period.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class B

Years Ended December 31,	2004[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 6.83	$ 4.58	$ 5.04
Income (loss) from investment operations: Net investment income (loss)[c]	(.03)	(.06)	(.02)
Net realized and unrealized gain (loss) on investment transactions	(.02)	2.31	(.44)
Total from investment operations	(.05)	2.25	(.46)
Net asset value, end of period	$ 6.78	$ 6.83	$ 4.58
Total Return (%)	(.73)**	49.13	(9.13)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	20	10.4
Ratio of expenses (%)	1.46*	1.52	1.21*
Ratio of net investment income (loss) (%)	(.85)*	(.87)	(.68)*
Portfolio turnover rate (%)	10*	6	16

a For the six months ended June 30, 2004 (Unaudited).
b For the period July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
* Annualized
** Not annualized

Management Summary June 30, 2004

SVS Turner Mid Cap Growth Portfolio

For the first half of 2004, SVS Turner Mid Cap Growth Portfolio returned 2.70% (Class A shares, unadjusted for contract charges), versus 5.94% for the Russell Midcap Growth Index.

The portfolio benefited from a modestly increased stock market, which was caught in a tug-of-war between the bulls and bears throughout the quarter. Bullish pundits pointed to an improving economy, stronger-than-expected corporate earnings, increased capital spending, strong demand for commodities and industrial products worldwide, and the historically positive catalyst of a presidential election year as reasons for the stock market to rise. Bearish observers made the case that oil prices of about $40 a barrel, higher interest rates, above-average valuations, the specter of new terrorist attacks and continued turmoil in Iraq boded ill for the stock market.

The majority of positive performance for the time period can be attributed to holdings in the technology sector. Although as a whole the health care sector detracted from performance, holdings in medical and dental instruments and supplies, as well as biotechnology added to performance. The sectors that had a negative impact on performance were consumer discretionary, producer durables, and materials and processing. The stocks that detracted the most from performance were in the production technology equipment, electronics, and radio and TV broadcasters industries.

Christopher K. McHugh
William C. McVail
Robert E. Turner

Co-Managers
Turner Investment Partners, Inc., Subadvisor to the Portfolio

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please see scudder.com for the product's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Information concerning the portfolio holdings of the portfolio as of month-end is available upon request on the 16th of the following month.

Returns during part or all of the periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Risk Considerations

Stocks of medium-sized companies involve greater risks than securities of larger, more-established companies, as they often have limited product lines, markets or financial resources and may be subject to more erratic and abrupt market movements. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

The Russell Midcap Growth Index is an unmanaged, capitalization-weighted index of medium and medium/small companies in the Russell 1000 Index chosen for their growth orientation. Index returns assume reinvestment of all distributions and do not reflect fees or expenses. It is not possible to invest directly in an index.

Portfolio management market commentary is as of June 30, 2004, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Investment Portfolio June 30, 2004 (Unaudited)

SVS Turner Mid Cap Growth Portfolio

	Shares	Value ($)

Common Stocks 82.9%
Consumer Discretionary 12.1%
Auto Components 0.4%
Autoliv, Inc.	15,190	641,018
Hotels Restaurants & Leisure 4.0%
Marriott International, Inc. "A"	42,720	2,130,874
Ruby Tuesday, Inc.	22,430	615,703
Starwood Hotels & Resorts Worldwide, Inc.	33,340	1,495,299
Station Casinos, Inc.	27,830	1,346,972
Wynn Resorts Ltd.* (e)	18,140	700,748
		6,289,596
Leisure Equipment & Products 1.3%
Brunswick Corp.	22,930	935,544
Marvel Enterprises, Inc.* (e)	54,424	1,062,357
		1,997,901
Media 1.0%
Interpublic Group of Companies, Inc.*	43,070	591,351
Lamar Advertising Co.*	23,520	1,019,592
		1,610,943
Specialty Retail 4.3%
Boise Cascade Corp. (e)	24,080	906,371
Chico's FAS, Inc.*	31,380	1,417,121
Foot Locker, Inc.	40,240	979,442
PETsMART, Inc.	35,150	1,140,617
Talbots, Inc.	15,500	606,825
The Pep Boys - Manny, Moe & Jack (e)	30,630	776,470
Williams-Sonoma, Inc.*	29,810	982,538
		6,809,384
Textiles, Apparel & Luxury Goods 1.1%
Coach, Inc.*	38,550	1,742,075
Consumer Staples 1.8%
Food & Drug Retailing 0.6%
Whole Foods Market, Inc.	10,280	981,226
Food Products 0.5%
McCormick & Co, Inc.	24,620	837,080
Household Products 0.7%
Clorox Co.	18,540	997,081
Energy 3.0%
Energy Equipment & Services 1.3%
National-Oilwell, Inc.*	27,010	850,545
Smith International, Inc.*	23,230	1,295,305
		2,145,850
Oil & Gas 1.7%
Ashland, Inc.	20,300	1,072,043
Kinder Morgan, Inc.	2,250	133,402
Western Gas Resources, Inc.	1,490	48,424
XTO Energy, Inc.	46,272	1,378,443
		2,632,312
	Shares	Value ($)

Financials 5.0%
Banks 0.6%
UCBH Holdings, Inc.	23,120	913,703
Capital Markets 2.5%
Investors Financial Services Corp. (e)	25,600	1,115,648
Legg Mason, Inc.	16,390	1,491,654
T. Rowe Price Group, Inc.	28,550	1,438,920
		4,046,222
Diversified Financial Services 1.4%
Affiliated Managers Group, Inc.* (e)	18,824	948,165
CapitalSource, Inc.* (e)	25,810	631,054
MGIC Investment Corp.	8,800	667,568
		2,246,787
Insurance 0.5%
Axis Capital Holdings Ltd.	27,400	767,200
Health Care 18.2%
Biotechnology 3.8%
Biogen Idec, Inc.*	21,870	1,383,277
Charles River Laboratories International, Inc.*	15,150	740,381
Gen-Probe, Inc.*	28,620	1,354,298
Invitrogen Corp.*	13,120	944,509
Neurocrine Biosciences, Inc.* (e)	16,390	849,822
OSI Pharmaceuticals, Inc.* (e)	9,580	674,815
		5,947,102
Health Care Equipment & Supplies 5.9%
Biomet, Inc.	31,000	1,377,640
C.R. Bard, Inc.	36,220	2,051,863
Fisher Scientific International, Inc.* (e)	33,300	1,923,075
INAMED Corp.*	21,230	1,334,305
Varian Medical Systems, Inc.*	15,550	1,233,893
Zimmer Holdings, Inc.*	15,920	1,404,144
		9,324,920
Health Care Providers & Services 5.6%
Anthem, Inc.*	11,920	1,067,555
Caremark Rx, Inc.*	59,490	1,959,601
Henry Schein, Inc.*	16,150	1,019,711
Laboratory Corp. of America Holdings*	15,900	631,230
Manor Care, Inc.	20,730	677,456
McKesson Corp.	38,530	1,322,735
Omnicare, Inc.	20,000	856,200
PacifiCare Health Systems, Inc.*	36,310	1,403,745
		8,938,233
Pharmaceuticals 2.9%
Elan Corp. (ADR)* (e)	34,480	853,035
Endo Pharmaceuticals Holdings, Inc.*	22,310	523,170
Eon Labs, Inc. (e)	16,840	689,261
ImClone Systems, Inc.	8,800	754,952
IVAX Corp.*	26,490	635,495
Sepracor, Inc. (e)	21,070	1,114,603
		4,570,516
	Shares	Value ($)

Industrials 10.0%
Air Freight & Couriers 0.7%
Expeditors International of Washington, Inc.	20,520	1,013,893
Airlines 0.8%
Southwest Airlines Co.	73,000	1,224,210
Building Products 0.8%
American Standard Companies, Inc.*	29,220	1,177,858
Commercial Services & Supplies 4.3%
Aramark Corp. "B"	33,840	973,238
ChoicePoint Inc.*	29,540	1,348,796
Education Management Corp.*	25,600	841,216
Manpower, Inc.	28,650	1,454,561
Monster Worldwide, Inc.*	50,130	1,289,344
Nu Skin Enterprises, Inc. "A" (e)	38,220	967,730
		6,874,885
Electrical Equipment 1.2%
FormFactor, Inc.*	34,060	764,647
Power-One, Inc.* (e)	57,050	626,409
Rockwell Automation, Inc.	15,150	568,277
		1,959,333
Machinery 1.6%
Eaton Corp.	12,300	796,302
Oshkosh Truck Corp.	11,840	678,550
Pentair, Inc.	33,520	1,127,613
		2,602,465
Marine 0.6%
Teekay Shipping Corp.	25,020	935,248
Information Technology 29.1%
Communications Equipment 4.3%
Avaya, Inc.*	62,110	980,717
Comverse Technologies, Inc.*	79,380	1,582,837
Corning, Inc.*	107,750	1,407,215
Juniper Networks, Inc.* (e)	65,160	1,600,981
Polycom, Inc.*	55,980	1,254,512
		6,826,262
Computers & Peripherals 2.0%
Lexmark International, Inc.*	21,920	2,115,938
Research In Motion, Ltd.*	16,000	1,095,040
		3,210,978
Electronic Equipment & Instruments 3.4%
CDW Corp.	30,540	1,947,231
Flextronics International Ltd.*	56,320	898,304
PerkinElmer, Inc.	12,610	252,704
Sanmina-SCI Corp.*	170,770	1,554,007
Tektronix, Inc.	21,410	728,368
		5,380,614
Internet Software & Services 3.7%
Akamai Technologies, Inc.* (e)	26,700	479,265
Ask Jeeves, Inc.* (e)	25,140	981,214
	Shares	Value ($)

Check Point Software Technologies Ltd.*	41,790	1,127,912
CNET Networks, Inc.* (e)	113,100	1,252,017
InfoSpace, Inc.* (e)	13,810	525,333
SINA Corp.* (e)	12,380	408,416
VeriSign, Inc.*	54,100	1,076,590
		5,850,747
IT Consulting & Services 4.3%
Alliance Data Systems Corp.*	33,210	1,403,123
Ceridian Corp.*	37,570	845,325
CheckFree Corp.*	31,200	936,000
Cognizant Technology Solutions Corp.*	26,680	677,939
Fiserv, Inc.*	41,090	1,597,990
Global Payments, Inc. (e)	14,790	665,846
MPS Group, Inc.*	47,620	577,154
		6,703,377
Office Electronics 0.9%
Zebra Technologies Corp. "A"*	16,270	1,415,490
Semiconductors & Semiconductor Equipment 7.1%
Altera Corp.*	60,780	1,350,532
Broadcom Corp. "A"*	36,320	1,698,686
Cymer, Inc.*	28,020	1,049,069
Integrated Device Technology, Inc.*	45,320	627,229
Lam Research Corp.*	65,910	1,766,388
Microchip Technology, Inc.	39,460	1,244,568
NVIDIA Corp.*	58,960	1,208,680
PMC-Sierra, Inc.*	64,770	929,449
Silicon Laboratories, Inc.* (e)	28,060	1,300,581
		11,175,182
Software 3.4%
Citrix Systems, Inc.*	89,410	1,820,387
Mercury Interactive Corp.*	21,030	1,047,925
Red Hat, Inc.* (e)	55,069	1,264,935
Siebel Systems, Inc.*	121,700	1,299,756
		5,433,003
Materials 2.4%
Chemicals 0.6%
Ecolab, Inc.	28,500	903,450
Containers & Packaging 0.4%
Ball Corp.	9,630	693,842
Metals & Mining 1.4%
Peabody Energy Corp.	14,640	819,693
Phelps Dodge Corp.	17,180	1,331,622
		2,151,315
Telecommunication Services 1.0%
Wireless Telecommunication Services
NII Holdings, Inc. "B"* (e)	14,780	497,938
Western Wireless Corp. "A"* (e)	39,420	1,139,632
		1,637,570
	Shares	Value ($)

Utilities 0.3%
Multi-Utilities & Unregulated Power
Reliant Resources, Inc.*	52,070	563,918
Total Common Stocks (Cost $109,742,540)		131,172,789

Securities Lending Collateral 13.1%
Daily Assets Fund Institutional 1.15% (c) (d) (Cost $20,690,700)	20,690,700	20,690,700
	Shares	Value ($)

Cash Equivalents 4.0%
Scudder Cash Management QP Trust, 1.20% (b) (Cost $6,416,518)	6,416,518	6,416,518
Total Investment Portfolio - 100.0% (Cost $136,849,758) (a)		158,280,007

Notes to SVS Turner Mid Cap Growth Portfolio of Investments

* Non-income producing security.
(a) The cost for federal income tax purposes was $136,849,758. At June 30, 2004, net unrealized appreciation for all securities based on tax cost was $21,430,249. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $22,431,288 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,001,039.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Daily Assets Fund Institutional, an affiliated fund, is also managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending.
(e) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2004 amounted to $20,261,592, which is 14.61% of net assets.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $109,742,540)	$ 131,172,789
Investment in Daily Assets Fund Institutional (cost $20,690,700)*	20,690,700
Investment in Scudder Cash Management QP Trust (cost $6,416,518)	6,416,518
Total investments in securities, at value (cost $136,849,758)	158,280,007
Receivable for investments sold	4,607,066
Dividends receivable	27,925
Interest receivable	5,939
Receivable for Portfolio shares sold	154,664
Other assets	2,955
Total assets	163,078,556
Liabilities
Payable for investments purchased	3,385,701
Payable for Portfolio shares redeemed	94,091
Payable upon return of securities loaned	20,690,700
Accrued management fee	73,252
Other accrued expenses and payables	200,250
Total liabilities	24,443,994
Net assets, at value	$ 138,634,562
Net Assets
Net assets consist of: Accumulated net investment loss	(686,173)
Net unrealized appreciation (depreciation) on investments	21,430,249
Accumulated net realized gain (loss)	(6,084,102)
Paid-in capital	123,974,588
Net assets, at value	$ 138,634,562
Class A Net Asset Value, offering and redemption price per share ($117,838,829 / 12,922,323 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.12
Class B Net Asset Value, offering and redemption price per share ($20,795,733 / 2,295,171 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.06

* Represents collateral on securities loaned.
Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Income: Dividends	$ 160,718
Interest - Scudder Cash Management QP Trust	22,788
Securities lending income	12,798
Total Income	196,304
Expenses: Management fee	654,241
Custodian and accounting fees	148,704
Distribution service fees (Class B)	20,930
Record keeping fees (Class B)	11,651
Auditing	54,755
Legal	9,385
Trustees' fees and expenses	1,623
Reports to shareholders	19,050
Other	2,513
Total expenses, before expense reductions	922,852
Expense reductions	(40,656)
Total expenses, after expense reductions	882,196
Net investment income (loss)	(685,892)
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	8,266,605
Net unrealized appreciation (depreciation) during the period on investments	(4,277,683)
Net gain (loss) on investment transactions	3,988,922
Net increase (decrease) in net assets resulting from operations	$ 3,303,030

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income (loss)	$ (685,892)	$ (800,151)
Net realized gain (loss) on investment transactions	8,266,605	10,584,885
Net unrealized appreciation (depreciation) on investment transactions during the period	(4,277,683)	23,791,384
Net increase (decrease) in net assets resulting from operations	3,303,030	33,576,118
Portfolio share transactions: Class A Proceeds from shares sold	11,165,933	23,691,008
Cost of shares redeemed	(5,857,289)	(6,045,865)
Net increase (decrease) in net assets from Class A share transactions	5,308,644	17,645,143
Class B Proceeds from shares sold	7,579,058	11,019,067
Cost of shares redeemed	(464,758)	(720,077)
Net increase (decrease) in net assets from Class B share transactions	7,114,300	10,298,990
Increase (decrease) in net assets	15,725,974	61,520,251
Net assets at beginning of period	122,908,588	61,388,337
Net assets at end of period (including accumulated net investment loss of $686,173 and $281, respectively)	$ 138,634,562	$ 122,908,588
Other Information
Class A Shares outstanding at beginning of period	12,352,137	10,171,623
Shares sold	1,229,623	3,071,391
Shares redeemed	(659,437)	(890,877)
Net increase (decrease) in Portfolio shares	570,186	2,180,514
Shares outstanding at end of period	12,922,323	12,352,137
Class B Shares outstanding at beginning of period	1,499,883	96,707
Shares sold	846,103	1,496,481
Shares redeemed	(50,815)	(93,305)
Net increase (decrease) in Portfolio shares	795,288	1,403,176
Shares outstanding at end of period	2,295,171	1,499,883

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2004[a]	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 8.88	$ 5.98	$ 8.82	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[c]	(.05)	(.06)	(.06)	(.04)
Net realized and unrealized gain (loss) on investment transactions	.29	2.96	(2.78)	(1.14)
Total from investment operations	.24	2.90	(2.84)	(1.18)
Net asset value, end of period	$ 9.12	$ 8.88	$ 5.98	$ 8.82
Total Return (%)	2.70d**	48.49	(32.20)	(11.80)d**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	118	110	61	48
Ratio of expenses before expense reductions (%)	1.36*	1.18	1.13	1.82*
Ratio of expenses after expense reductions (%)	1.30*	1.18	1.13	1.30*
Ratio of net investment income (loss) (%)	(1.00)*	(.90)	(.82)	(.76)*
Portfolio turnover rate (%)	86*	155	225	205*

a For the six months ended June 30, 2004 (Unaudited).
b For the period from May 1, 2001 (commencement of operations) to December 31, 2001.
c Based on average shares outstanding during the period.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class B

Years Ended December 31,	2004[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 8.84	$ 5.97	$ 6.60
Income (loss) from investment operations: Net investment income (loss)[c]	(.06)	(.09)	(.02)
Net realized and unrealized gain (loss) on investment transactions	.28	2.96	(.61)
Total from investment operations	.22	2.87	(.63)
Net asset value, end of period	$ 9.06	$ 8.84	$ 5.97
Total Return (%)	2.49d**	48.07	(9.55)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	21	13.6
Ratio of expenses before expense reductions (%)	1.74*	1.57	1.38*
Ratio of expenses after expense reductions (%)	1.70*	1.57	1.38*
Ratio of net investment income (loss) (%)	(1.40)*	(1.29)	(.81)*
Portfolio turnover rate (%)	86*	155	225

a For the six months ended June 30, 2004 (Unaudited).
b For the period July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.
c Based on an average shares outstanding during the period.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Variable Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Trust offers twenty-seven portfolios (the "portfolio(s)"). During the period, Scudder Government Securities Portfolio changed its name to Scudder Government & Agency Securities Portfolio and Scudder Contrarian Value Portfolio changed its name to Scudder Large Cap Value Portfolio.

Multiple Classes of Shares of Beneficial Interest. The Trust offers two classes of shares (Class A shares and Class B shares). Sales of Class B shares are subject to Rule 12b-1 fees under the 1940 Act, and are subject to record keeping fees, equal to an annual rate of 0.25% and up to 0.15%, respectively, of the average daily net assets of the Class B shares of the applicable Portfolio. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class (including the applicable 12b-1 fee and record keeping fee). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Trust in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued by independent pricing services approved by the Trustees of the Portfolios. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker-dealer. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Foreign Currency Translations. The books and records of the Trust are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Repurchase Agreements. The portfolios may enter into repurchase agreements with certain banks and broker/dealers whereby the portfolios, through their custodian or sub-custodian bank, receive delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the portfolios have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the portfolios' claims on the collateral may be subject to legal proceedings.

Securities Lending. Each portfolio, except Scudder Money Market Portfolio and SVS Dreman Small Cap Value Portfolio, may lend securities to financial institutions. The portfolios retain beneficial ownership of the securities they have loaned and continue to receive interest and dividends paid by the securities and to participate in any changes in their market value. The portfolios require the borrowers of the securities to maintain collateral with the portfolios in the form of cash and/or government securities equal to 102 percent of the value of domestic securities and 105 percent of the value of foreign denominated securities on loan. The portfolios may invest the cash collateral in Daily Assets Fund Institutional, an affiliated money market fund. The portfolios receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral net fees paid to lending agent. Either the portfolios or the borrower may terminate the loan. The portfolios are subject to all investment risks associated with the value of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Options. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the portfolio if the option is exercised. The portfolios may enter into option contracts in order to hedge against potential adverse price movements in the value of portfolio assets; as a temporary substitute for selling selected investments; to lock in the purchase price of a security or currency which it expects to purchase in the near future; as a temporary substitute for purchasing selected investments; and to enhance potential gain.

The liability representing the portfolio's obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid and asked price are available. Over-the-counter written or purchased options are valued using dealer-supplied quotations. Gain or loss is recognized when the option contract expires or is closed.

If the portfolio writes a covered call option, the portfolio foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the portfolio writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The portfolio's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the portfolio's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The portfolios may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the portfolio is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the portfolio dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the portfolio. When entering into a closing transaction, the portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the portfolio gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (forward currency contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The portfolios may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, the portfolio gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Mortgage Dollar Rolls. The Scudder Fixed Income Portfolio, Scudder Government & Agency Securities Portfolio and Scudder Total Return Portfolio entered into mortgage dollar rolls in which each portfolio sells to a bank or broker/dealer (the "counterparty") mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. Each portfolio receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

Mortgage dollar rolls may be treated for purposes of the 1940 Act as borrowings by each portfolio because they involve the sale of a security coupled with an agreement to repurchase. A mortgage dollar roll involves costs to each portfolio. For example, while each portfolio receives compensation as consideration for agreeing to repurchase the security, each portfolio forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the compensation received by each portfolio, thereby effectively charging each portfolio interest on its borrowings. Further, although each portfolio can estimate the amount of expected principal prepayment over the term of the mortgage dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of each portfolio's borrowing.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before each portfolio is able to repurchase them. There can be no assurance that each portfolio's use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its borrowing costs.

When-Issued/Delayed Delivery Securities. Several of the portfolios may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the portfolio enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the portfolio until payment takes place. At the time the portfolio enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The portfolios' policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the portfolios paid no federal income taxes and no federal income tax provision was required.

At December 31, 2003, the following portfolios had an approximate net tax basis capital loss carryforward which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until the following expiration dates, whichever occurs first:

Portfolio	Capital Loss Carryforward ($)	Expiration Date
Scudder Aggressive Growth Portfolio	3,153,000	12/31/2008
	5,489,000	12/31/2009
	8,989,000	12/31/2010
	23,998,000	12/31/2011
Scudder Blue Chip Portfolio	33,261,000	12/31/2009
	21,981,000	12/31/2010
Scudder Global Blue Chip Portfolio	2,711,000	12/31/2009
	4,724,000	12/31/2010
	2,456,000	12/31/2011
Scudder Growth Portfolio*	127,000	12/31/2007
	94,269,000	12/31/2009
	39,544,000	12/31/2010
	24,621,000	12/31/2011
Scudder High Income Portfolio	12,052,000	12/31/2007
	16,114,000	12/31/2008
	22,935,000	12/31/2009
	55,108,000	12/31/2010
	13,877,000	12/31/2011
Scudder International Select Equity Portfolio*	130,000	12/31/2007
	3,819,000	12/31/2008
	30,360,000	12/31/2009
	20,016,000	12/31/2010
	4,400,000	12/31/2011
Scudder Large Cap Value Portfolio	19,935,000	12/31/2008
	11,765,000	12/31/2010
	6,438,000	12/31/2011
Scudder Small Cap Growth Portfolio	83,569,000	12/31/2009
	62,668,000	12/31/2010
Scudder Technology Growth Portfolio	8,613,000	12/31/2008
	94,141,000	12/31/2009
	93,499,000	12/31/2010
	71,517,000	12/31/2011
Scudder Total Return Portfolio	57,276,000	12/31/2009
	8,813,000	12/31/2010
	46,269,000	12/31/2011
SVS Davis Venture Value Portfolio	127,000	12/31/2009
	4,386,000	12/31/2010
	1,390,000	12/31/2011
SVS Dreman Financial Services Portfolio	2,341,000	12/31/2009
	2,479,000	12/31/2010
	2,101,000	12/31/2011
SVS Dreman High Return Equity Portfolio	21,004,000	12/31/2010
	8,716,000	12/31/2011
SVS Dreman Small Cap Value Portfolio	15,799,000	12/31/2011
SVS Eagle Focused Large Cap Growth Portfolio	1,336,000	12/31/2008
	7,025,000	12/31/2009
	13,889,000	12/31/2010
	334,000	12/31/2011
SVS Focus Value+Growth Portfolio	9,619,000	12/31/2009
	15,209,000	12/31/2010
	7,546,000	12/31/2011
SVS Index 500 Portfolio	448,000	12/31/2008
	3,267,000	12/31/2009
	9,116,000	12/31/2010
	3,518,000	12/31/2011
SVS INVESCO Dynamic Growth Portfolio	317,000	12/31/2009
	6,175,000	12/31/2010
	377,000	12/31/2011
SVS Janus Growth and Income Portfolio	3,871,000	12/31/2008
	16,173,000	12/31/2009
	29,907,000	12/31/2010
	6,934,000	12/31/2011
SVS Janus Growth Opportunities Portfolio	2,379,000	12/31/2008
	31,299,000	12/31/2009
	42,499,000	12/31/2010
	19,473,000	12/31/2011
SVS Oak Strategic Equity Portfolio	322,000	12/31/2009
	4,400,000	12/31/2010
	2,522,000	12/31/2011
SVS Turner Mid Cap Growth Portfolio	13,630,000	12/31/2010

* Certain of these losses may be subject to limitations under Section 381-383 of the Internal Revenue Code.

For the period from November 1, 2003 through December 31, 2003, the following portfolios incurred approximate net realized capital losses as follows:

Portfolio	Net Realized Capital Loss ($)
Scudder Aggressive Growth Portfolio	11,000
Scudder Government & Agency Securities Portfolio	376,000
Scudder High Income Portfolio	1,859,000
Scudder International Select Equity Portfolio	564,000
Scudder Small Cap Growth Portfolio	81,000
Scudder Strategic Income Portfolio	52,000
Scudder Technology Growth Portfolio	118,000
Scudder Total Return Portfolio	19,000
SVS Davis Venture Value Portfolio	512,000
SVS Index 500 Portfolio	512,000
SVS Janus Growth and Income Portfolio	535,000
SVS Janus Growth Opportunities Portfolio	48,000
SVS Oak Strategic Equity Portfolio	3,256,000

As permitted by tax regulations, the portfolios intend to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2004.

Distribution of Income and Gains. Distributions of net investment income, if any, for all portfolios except the Scudder Money Market Portfolio, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the portfolio if not distributed and, therefore, will be distributed to shareholders at least annually. All of the net investment income of the Scudder Money Market Portfolio is declared as a daily dividend and is distributed to shareholders monthly.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, a portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the portfolio.

The tax character of current year distributions, if any, will be determined at the end of the fiscal year.

Expenses. Expenses arising in connection with a specific portfolio are allocated to that portfolio. Trust expenses are allocated between the portfolios in proportion to their relative net assets.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the portfolio is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes for all portfolios, with the exception of securities bought in default.

B. Investment Transactions

During the six months ended June 30, 2004, purchases and sales of investment transactions (excluding short-term investments) were as follows:

Portfolio	Purchases ($)	Proceeds from Sales ($)
Scudder Aggressive Growth Portfolio	40,131,888	39,910,960
Scudder Blue Chip Portfolio	354,548,977	350,237,288
Scudder Fixed Income Portfolio excluding US Treasury Obligations and mortgage dollar roll transactions	151,432,843	136,110,897
US Treasury Obligations	140,315,647	138,563,863
mortgage dollar roll transactions	25,894,177	25,422,174
Scudder Global Blue Chip Portfolio	46,894,360	43,421,184
Scudder Government & Agency Securities Portfolio excluding US Treasury Obligations and mortgage dollar roll transactions	544,873,023	586,478,534
direct US Treasury Obligations	52,672,414	53,733,988
mortgage dollar roll transactions	52,115,176	19,485,546
Scudder Growth Portfolio	71,800,865	81,822,311
Scudder High Income Portfolio excluding US Treasury Obligations	454,001,517	491,950,281
US Treasury Obligations	13,558,961	16,188,693
Scudder International Select Equity Portfolio	126,171,100	108,826,293
Scudder Large Cap Value Portfolio	90,689,843	70,594,307
Scudder Small Cap Growth Portfolio	101,954,750	105,541,509
Scudder Strategic Income Portfolio excluding US Treasury Obligations	165,356,410	160,255,726
US Treasury Obligations	23,921,145	33,117,780
Scudder Technology Growth Portfolio	166,762,161	188,895,202
Scudder Total Return Portfolio excluding direct US Treasury Obligations and mortgage dollar roll transactions	53,906,228	161,774,999
direct US Treasury Obligations	225,700,338	130,701,758
mortgage dollar roll transactions	41,506,445	44,940,480
SVS Davis Venture Value Portfolio	55,512,511	21,112,215
SVS Dreman Financial Services Portfolio	11,123,114	6,693,839
SVS Dreman High Return Equity Portfolio	115,996,269	84,115,070
SVS Dreman Small Cap Value Portfolio	143,171,626	129,140,274
SVS Eagle Focused Large Cap Growth Portfolio	65,009,513	50,928,973
SVS Focus Value+Growth Portfolio	65,416,558	68,837,683
SVS Index 500 Portfolio	99,766,389	77,421,820
SVS INVESCO Dynamic Growth Portfolio	24,299,880	25,359,121
SVS Janus Growth and Income Portfolio	78,397,622	78,516,891
SVS Janus Growth Opportunities Portfolio	43,421,777	50,362,670
SVS MFS Strategic Value Portfolio	33,255,349	19,686,822
SVS Oak Strategic Equity Portfolio	12,652,057	4,502,532
SVS Turner Mid Cap Growth Portfolio	117,239,525	109,585,276

For the six months ended June 30, 2004, transactions for written options were as follows for the Scudder Strategic Income Portfolio:

	Contract Amounts	Premium ($)
Beginning of period	49,656	13,199
Written	5,557,677	197,222
Closed	(3,252,239)	(141,287)
End of period	2,355,094	69,134

For the six months ended June 30, 2004, transactions for written options were as follows for the Scudder Technology Growth Portfolio:

	Contract Amounts	Premium ($)
Beginning of period	-	-
Written	6,828	587,080
Closed	(1,733)	(176,872)
Expired	(3,902)	(315,740)
End of period	1,193	94,468

C. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the portfolios in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the portfolios. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. Accordingly, for the six months ended June 30, 2004, the fees pursuant to the Management Agreement were equivalent to the annual effective rates shown below of the portfolios' average daily net assets:

Portfolio	Annualized Management Fee Rate
Scudder Blue Chip Portfolio	0.65%
Scudder Fixed Income Portfolio	0.60%
Scudder Government & Agency Securities Portfolio	0.55%
Scudder Growth Portfolio	0.60%
Scudder High Income Portfolio	0.60%
Scudder International Select Equity Portfolio	0.75%
Scudder Large Cap Value Portfolio	0.75%
Scudder Money Market Portfolio	0.50%
Scudder Small Cap Growth Portfolio	0.65%
Scudder Strategic Income Portfolio	0.65%
Scudder Total Return Portfolio	0.55%
SVS Dreman Small Cap Value Portfolio	0.75%
SVS Focus Value+Growth Portfolio	0.75%

The Scudder Aggressive Growth Portfolio, Scudder Technology Growth Portfolio, SVS Dreman Financial Services Portfolio and SVS Dreman High Return Equity Portfolio each pay a monthly investment management fee, based on the average daily net assets of the portfolio, computed and accrued daily and payable monthly, of 1/12 of the annual rates shown below:

Average Daily Net Assets of the Portfolio	Annualized Management Fee Rate
$0-$250 million	0.75%
next $750 million	0.72%
next $1.5 billion	0.70%
next $2.5 billion	0.68%
next $2.5 billion	0.65%
next $2.5 billion	0.64%
next $2.5 billion	0.63%
over $12.5 billion	0.62%

Accordingly, for the six months ended June 30, 2004, the fees pursuant to the Management Agreement were equivalent to the annual effective rates shown below of the portfolios' average daily net assets:

Portfolio	Effective Rate
Scudder Aggressive Growth Portfolio	0.75%
Scudder Technology Growth Portfolio	0.75%
SVS Dreman Financial Services Portfolio	0.75%
SVS Dreman High Return Equity Portfolio	0.73%

SVS INVESCO Dynamic Growth Portfolio and SVS Turner Mid Cap Growth Portfolio each pay a monthly investment management fee, based on the average daily net assets of the portfolio, computed and accrued daily and payable monthly, of 1/12 of the annual rates shown below:

Average Daily Net Assets of the Portfolio	Annualized Management Fee Rate
$0-$250 million	1.000%
next $250 million	0.975%
next $500 million	0.950%
next $1.5 billion	0.925%
Over $2.5 billion	0.900%

For the six months ended June 30, 2004 the Advisor agreed to limit its fees and reimburse expenses of each class of the SVS INVESCO Dynamic Growth Portfolio and SVS Turner Mid Cap Growth Portfolio to the extent necessary to maintain the annualized expenses of Class A at 1.30% and Class B at 1.70%. For the six months ended June 30, 2004 the Advisor waived $8,664 and $40,253, respectively, of management fees.

Accordingly, for the six months ended June 30, 2004, the fees pursuant to the Management Agreement were equivalent to the annual effective rates shown below of the portfolios' average daily net assets:

Portfolio	Effective Rate
SVS INVESCO Dynamic Growth Portfolio	0.95%
SVS Turner Mid Cap Growth Portfolio	0.94%

SVS Davis Venture Value Portfolio, SVS Eagle Focused Large Cap Growth Portfolio, SVS Janus Growth and Income Portfolio, SVS Janus Growth Opportunities Portfolio and SVS Oak Strategic Equity Portfolio each pay a monthly investment management fee, based on the average daily net assets of the portfolio, computed and accrued daily and payable monthly, of 1/12 of the annual rates shown below:

Average Daily Net Assets of the Portfolio	Annualized Management Fee Rate
$0-$250 million	0.950%
next $250 million	0.925%
next $500 million	0.900%
next $1.5 billion	0.875%
Over $2.5 billion	0.850%

Accordingly, for the six months ended June 30, 2004, the fees pursuant to the Management Agreement were equivalent to the annual effective rates shown below of the portfolios' average daily net assets:

Portfolio	Effective Rate
SVS Davis Venture Value Portfolio	0.95%
SVS Eagle Focused Large Cap Growth Portfolio	0.95%
SVS Janus Growth and Income Portfolio	0.95%
SVS Janus Growth Opportunities Portfolio	0.95%
SVS Oak Strategic Equity Portfolio	0.95%

The SVS Index 500 Portfolio pays a monthly investment management fee, based on the average daily net assets of the portfolio, computed and accrued daily and payable monthly, of 1/12 of the annual rates shown below:

Average Daily Net Assets of the Portfolio	Annualized Management Fee Rate
$0-$250 million	0.370%
next $250 million	0.330%
next $500 million	0.310%
next $1.5 billion	0.295%
Over $2.5 billion	0.270%

Accordingly, for the six months ended June 30, 2004, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 0.37% of SVS Index 500 Portfolio's average daily net assets.

The Scudder Global Blue Chip Portfolio pays a monthly investment management fee, based on the average daily net assets of the portfolio, computed and accrued daily and payable monthly, of 1/12 of the annual rates shown below:

Average Daily Net Assets of the Portfolio	Annualized Management Fee Rate
$0-$250 million	1.00%
next $500 million	0.95%
next $750 million	0.90%
next $1.5 billion	0.85%
Over $3 billion	0.80%

Accordingly, for the six months ended June 30, 2004, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 1.00% of Scudder Global Blue Chip Portfolio's average daily net assets.

The SVS MFS Strategic Value Portfolio pays a monthly investment management fee, based on the average daily net assets of the portfolio, computed and accrued daily and payable monthly, of 1/12 of the annual rates shown below:

Average Daily Net Assets of the Portfolio	Annualized Management Fee Rate
$0-$250 million	0.950%
next $250 million	0.925%
next $500 million	0.900%
next $500 million	0.825%
next $1 billion	0.800%
Over $2.5 billion	0.775%

For the six months ended June 30, 2004 the Advisor agreed to limit its fees and reimburse expenses of each class of the SVS MFS Strategic Value Portfolio to the extent necessary to maintain the annualized expenses of Class A at 1.15% and Class B at 1.55%. Accordingly, for the six months ended June 30, 2004 the Advisor waived $20,940 of management fee and the fees pursuant to the Management Agreement were equivalent to an annual effective rate of 0.78% of the Portfolio's average daily net assets.

For the six months ended June 30, 2004, the Advisor has agreed to reimburse the Portfolios for expenses in the following amounts:

Portfolio	Amount ($)
Scudder Aggressive Growth Portfolio	337
Scudder Blue Chip Portfolio	769
Scudder Fixed Income Portfolio	843
Scudder Global Blue Chip Portfolio	325
Scudder Government & Agency Securities Portfolio	1,738
Scudder Growth Portfolio	985
Scudder High Income Portfolio	1,141
Scudder International Select Equity Portfolio	508
Scudder Large Cap Value Portfolio	771
Scudder Money Market Portfolio	1,709
Scudder Small Cap Growth Portfolio	623
Scudder Strategic Income Portfolio	396
Scudder Technology Growth Portfolio	694
Scudder Total Return Portfolio	1,913
SVS Davis Venture Value Portfolio	648
SVS Dreman Financial Services Portfolio	527
SVS Dreman High Return Equity Portfolio	1,564
SVS Dreman Small Cap Value Portfolio	837
SVS Eagle Focused Large Cap Growth Portfolio	392
SVS Focus Value+Growth Portfolio	478
SVS Index 500 Portfolio	857
SVS INVESCO Dynamic Growth Portfolio	244
SVS Janus Growth and Income Portfolio	675
SVS Janus Growth Opportunities Portfolio	532
SVS MFS Strategic Value Portfolio	232
SVS Oak Strategic Equity Portfolio	338
SVS Turner Mid Cap Growth Portfolio	390

Deutsche Asset Management Investment Services Limited ("DeAMIS") serves as sub-advisor to the Scudder International Select Equity and Scudder Strategic Income Portfolios and is paid by the Advisor for its services.

Dreman Value Management, LLC serves as sub-advisor to the SVS Dreman Financial Services, SVS Dreman High Return Equity and SVS Dreman Small Cap Value Portfolios and is paid by the Advisor for its services.

INVESCO Institutional (N.A.) Inc. serves as sub-advisor to the SVS INVESCO Dynamic Growth Portfolio and is paid by the Advisor for its services.

Eagle Asset Management, Inc. serves as sub-advisor to the SVS Eagle Focused Large Cap Growth Portfolio and is paid by the Advisor for its services.

Janus Capital Management, LLC, formerly Janus Capital Corporation, serves as sub-advisor to the SVS Janus Growth and Income and SVS Janus Growth Opportunities Portfolios and is paid by the Advisor for its services.

Turner Investment Partners, Inc. serves as sub-advisor to the SVS Turner Mid Cap Growth Portfolio and is paid by the Advisor for its services.

Oak Associates, Ltd. serves as sub-advisor to the SVS Oak Strategic Equity Portfolio and is paid by the Advisor for its services.

Davis Selected Advisers, L.P., serves as sub-advisor to the SVS Davis Venture Value Portfolio and is paid by the Advisor for its services.

Jennison Associates, L.L.C. serves as sub-advisor to the "growth" portion and Dreman Value Management, LLC. serves as sub-advisor to the "value" portion of the of the SVS Focus Value+Growth Portfolio and are paid by the Advisor for their services.

Massachusetts Financial Services Company ("MFS") serves as sub-advisor to the SVS MFS Strategic Value Portfolio and is paid by the Advisor for its services.

Northern Trust Investments, N.A. ("NTI") serves as sub-advisor to SVS Index 500 Portfolio and is paid by the Advisor for its services.

Service Provider Fees.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Advisor, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of each portfolio. In turn, SFAC has delegated certain fund accounting functions to a third-party service provider. For the six months ended June 30, 2004, SFAC received the following fee for its services for the following portfolios:

Portfolio	Total Aggregated ($)	Unpaid at June 30, 2004 ($)
Scudder Aggressive Growth Portfolio	18,079	18,079
Scudder Global Blue Chip Portfolio	28,767	28,767
Scudder Technology Growth Portfolio	28,400	28,400
SVS Davis Venture Value Portfolio	27,300	27,300
SVS Dreman Financial Services Portfolio	25,414	25,414
SVS Dreman High Return Equity Portfolio	57,690	57,690
SVS Eagle Focused Large Cap Growth Portfolio	20,101	20,101
SVS Index 500 Portfolio	78,260	78,260
SVS INVESCO Dynamic Growth Portfolio	24,588	24,588
SVS Janus Growth and Income Portfolio	45,500	45,500
SVS Janus Growth Opportunities Portfolio	22,386	22,386
SVS MFS Strategic Value Portfolio	14,805	14,805
SVS Oak Strategic Equity Portfolio	18,784	18,784
SVS Turner Mid Cap Growth Portfolio	137,680	137,680

Distribution Service Agreement. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, acts as each portfolio's transfer, dividend paying and shareholder service agent. SISC has, in turn, delegated certain of these functions to a third-party service provider. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, SISC, receives a fee ("Distribution Service Fee") of 0.25% of average daily net assets of Class B shares. For the six months ended June 30, 2004, the Distribution Service Fee was as follows:

Portfolio	Total Aggregated ($)	Unpaid at June 30, 2004 ($)
Scudder Aggressive Growth Portfolio	6,041	1,151
Scudder Blue Chip Portfolio	27,356	5,367
Scudder Fixed Income Portfolio	71,773	14,204
Scudder Global Blue Chip Portfolio	9,763	1,897
Scudder Government & Agency Securities Portfolio	51,878	17,047
Scudder Growth Portfolio	11,871	1,374
Scudder High Income Portfolio	51,789	9,248
Scudder International Select Equity Portfolio	30,314	6,263
Scudder Large Cap Value Portfolio	32,923	6,870
Scudder Money Market Portfolio	79,095	13,479
Scudder Small Cap Growth Portfolio	24,373	4,763
Scudder Strategic Income Portfolio	14,938	3,021
Scudder Technology Growth Portfolio	16,157	2,950
Scudder Total Return Portfolio	29,494	5,277
SVS Davis Venture Value Portfolio	48,211	9,712
SVS Dreman Financial Services Portfolio	15,107	2,840
SVS Dreman High Return Equity Portfolio	99,541	18,641
SVS Dreman Small Cap Value Portfolio	51,720	10,194
SVS Eagle Focused Large Cap Growth Portfolio	24,874	5,227
SVS Focus Value+Growth Portfolio	9,864	1,830
SVS Index 500 Portfolio	54,818	20,541
SVS INVESCO Dynamic Growth Portfolio	6,688	1,144
SVS Janus Growth and Income Portfolio	22,373	4,266
SVS Janus Growth Opportunities Portfolio	7,805	1,392
SVS MFS Strategic Value Portfolio	21,969	4,650
SVS Oak Strategic Equity Portfolio	18,085	3,668
SVS Turner Mid Cap Growth Portfolio	20,930	3,967

Trustees' Fees and Expenses. The portfolios pay each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the portfolios may invest in the Scudder Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Investing in High Yield Securities

Investing in high yield securities may involve greater risks and considerations not typically associated with investing in US Government bonds and other high quality fixed-income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high yield market and impaired the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities.

E. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States of America. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements and their prices more volatile than those of comparable securities in the United States of America.

F. Expense Off-Set Arrangements

The portfolios have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the portfolios' expenses. During the six months ended June 30, 2004, the portfolios' custodian fees were reduced under these arrangements as follows:

Portfolio	Amount ($)
Scudder Aggressive Growth Portfolio	5
Scudder Blue Chip Portfolio	10
Scudder Fixed Income Portfolio	447
Scudder Government & Agency Securities Portfolio	24
Scudder Growth Portfolio	8
Scudder High Income Portfolio	1,338
Scudder Large Cap Value Portfolio	14
Scudder Money Market Portfolio	88
Scudder Small Cap Growth Portfolio	123
Scudder Strategic Income Portfolio	199
Scudder Technology Growth Portfolio	102
Scudder Total Return Portfolio	276
SVS Davis Venture Value Portfolio	38
SVS Dreman Financial Services Portfolio	6
SVS Dreman High Return Equity Portfolio	7
SVS Dreman Small Cap Value Portfolio	318
SVS Eagle Focused Large Cap Growth Portfolio	7
SVS Focus Value+Growth Portfolio	18
SVS Index 500 Portfolio	4
SVS INVESCO Dynamic Growth Portfolio	7
SVS Janus Growth and Income Portfolio	20
SVS Janus Growth Opportunities Portfolio	11
SVS MFS Strategic Value Portfolio	10
SVS Oak Strategic Equity Portfolio	6
SVS Turner Mid Cap Growth Portfolio	13

G. Commitments

As of June 30, 2004, the following portfolios had entered into the following forward foreign currency exchange contracts resulting in the following:

Scudder High Income Portfolio		In Exchange For		Settlement Date	Unrealized Appreciation (US$)
Contracts to Deliver
EUR	4,977,120	USD	6,090,726	9/15/2004	35,353

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation (US$)
EUR	250,346	USD	302,057	9/15/2004	(2,524)

Scudder Strategic Income Portfolio		In Exchange For		Settlement Date	Unrealized Appreciation (US$)
Contracts to Deliver
CLP	9,481,680	USD	15,600	8/6/2004	710
CLP	94,855,820	USD	155,885	8/6/2004	6,922
USD	170,000	COP	463,250,000	8/6/2004	1,025
COP	8,281,800	USD	3,115	8/6/2004	57
COP	454,968,200	USD	170,720	8/6/2004	2,753
USD	45,747	PLN	185,000	8/6/2004	3,993
USD	298,528	TRL	431,671,200,000	7/29/2004	133,144
USD	110,000	TRL	182,215,000,000	10/28/2004	72,215
EUR	311,064	USD	380,663	9/15/2004	2,209
					223,028

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation (US$)
USD	90,000	BRL	276,030	8/6/2004	(1,713)
BRL	276,030	USD	87,908	8/6/2004	(380)
USD	170,000	CLP	104,337,500	8/6/2004	(6,147)
EUR	595,550	USD	707,156	7/29/2004	(17,857)
EUR	20,000	USD	24,160	7/29/2004	(188)
PLN	45,000	USD	11,211	8/6/2004	(889)
PLN	140,000	USD	36,609	8/6/2004	(1,032)
TRL	220,575,000,000	USD	150,000	7/29/2004	(70,575)
TRL	211,096,200,000	USD	143,262	7/29/2004	(67,835)
EUR	2,699,694	USD	3,208,044	7/16/2004	(79,385)
EUR	19,554	USD	23,593	9/15/2004	(197)
GBP	1,019,863	USD	1,811,277	7/16/2004	(35,081)
					(281,279)

SVS Janus Growth and Income Portfolio				Settlement Date	Unrealized Depreciation (US$)
Contracts to Deliver		In Exchange For
CHF	1,100,000	USD	869,016	9/27/2004	(12,057)
CHF	925,000	USD	712,635	10/15/2004	(28,710)
EUR	700,000	USD	850,850	9/27/2004	(708)
EUR	220,000	USD	263,410	9/27/2004	(4,222)
					(41,475)

As of June 30, 2004, the following portfolios had the following closed forward foreign currency exchange contracts resulting in the following:

SVS Janus Growth and Income Portfolio				Settlement Date	Receivable (Payable)
Contracts to Deliver		In Exchange For
USD	660,101	EUR	545,000	9/27/2004
EUR	220,000	USD	263,410	9/27/2004
EUR	325,000	USD	395,038	9/27/2004
Total receivable (payable)					(1,654)
Scudder Strategic Income Portfolio				Settlement Date	Receivable (Payable)
Contracts to Deliver		In Exchange For
USD	455,562	EUR	376,000	7/29/2004
USD	37,875	EUR	31,450	7/29/2004
EUR	407,450	USD	483,809	7/29/2004	(9,631)
USD	455,006	PLN	1,815,000	8/06/2004
PLN	650,000	USD	161,891	8/06/2004
PLN	1,165,000	USD	290,234	8/06/2004	7,120
USD	80,000	RUB	2,536,000	10/27/2004
EUR	2,536,000	USD	79,748	10/27/2004	(252)
Total receivable (payable)					(2,763)

Currency Abbreviations:

BRL	Brazilian Real	PLN	Polish Zloty
CLP	Chilean Peso	RUB	Russian Ruble
COP	Colombian Peso	USD	United States Dollar
EUR	Euro	TRL	Turkish Lira
GBP	British Pound

H. Ownership of the Portfolios

At June 30, 2004, the beneficial ownership in the portfolios was as follows:

Scudder Aggressive Growth Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 65% and 34%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 90%.

Scudder Blue Chip Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 57% and 41%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 89%.

Scudder Fixed Income Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 50% and 47%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 88%.

Scudder Global Blue Chip Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 59% and 39%, respectively. Two Participating Insurance Companies were the owners of record of 10% or more of the total outstanding Class B shares of the Portfolio, each owning 83% and 10%, respectively.

Scudder Government & Agency Securities Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 49% and 45%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 93%.

Scudder Growth Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 76% and 21%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 93%.

Scudder High Income Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 58% and 39%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 87%.

Scudder International Select Equity Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 67% and 31%, respectively. Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class B shares of the Portfolio, each owning 77% and 18%, respectively.

Scudder Large Cap Value Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 60% and 39% respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 88%.

Scudder Money Market Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 63% and 36%, respectively. Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class B shares of the Portfolio, each owning 70% and 27%, respectively.

Scudder Small Cap Growth Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 69% and 28%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 89%.

Scudder Strategic Income Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 49% and 48%, respectively. Two participating Insurance Companies were the owners of record of 10% or more of the outstanding Class B shares of the Portfolio, each owning 76% and 17%, respectively.

Scudder Technology Growth Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 62% and 36%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 87%.

Scudder Total Return Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 67% and 32%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 88%.

SVS Davis Venture Value Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 74% and 25%, respectively. Two Participating Insurance Companies were the owners of record of 10% or more of the total outstanding Class B shares of the Portfolio, each owning 85% and 10%, respectively.

SVS Dreman Financial Services Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 53% and 44%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 88%.

SVS Dreman High Return Equity Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 66% and 30%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 93%.

SVS Dreman Small Cap Value Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 66% and 33%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 88%.

SVS Eagle Focused Large Cap Growth Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 72% and 28%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 90%.

SVS Focus Value+Growth Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 52% and 47%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 91%.

SVS Index 500 Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 67% and 33%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 88%.

SVS INVESCO Dynamic Growth Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 80% and 20%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 92%.

SVS Janus Growth and Income Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 69% and 30%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 91%.

SVS Janus Growth Opportunities Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 69% and 30%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 96%.

SVS MFS Strategic Value Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 66% and 33%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 90%.

SVS Oak Strategic Equity Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 80% and 20%, respectively. Two Participating Insurance Companies were the owners of record of 10% or more of the total outstanding Class B shares of the Portfolio, each owning 86% and 10%, respectively.

SVS Turner Mid Cap Growth Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, owning 79% and 20%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 90%.

I. Line of Credit

The Trust and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The facility borrowing limit for each portfolio is as follows:

Portfolio	Facility Borrowing Limit
Scudder Aggressive Growth Portfolio	33%
Scudder Blue Chip Portfolio	33%
Scudder Fixed Income Portfolio	33%
Scudder Global Blue Chip Portfolio	33%
Scudder Government & Agency Securities Portfolio	33%
Scudder Growth Portfolio	33%
Scudder High Income Portfolio	33%
Scudder International Select Equity Portfolio	33%
Scudder Large Cap Value Portfolio	33%
Scudder Money Market Portfolio	33%
Scudder Small Cap Growth Portfolio	33%
Scudder Strategic Income Portfolio	33%
Scudder Technology Growth Portfolio	5%
Scudder Total Return Portfolio	33%
SVS Davis Venture Value Portfolio	33%
SVS Dreman Financial Services Portfolio	33%
SVS Dreman High Return Equity Portfolio	33%
SVS Dreman Small Cap Value Portfolio	33%
SVS Eagle Focused Large Cap Growth Portfolio	33%
SVS Focus Value+Growth Portfolio	33%
SVS Index 500 Portfolio	33%
SVS INVESCO Dynamic Growth Portfolio	33%
SVS Janus Growth and Income Portfolio	33%
SVS Janus Growth Opportunities Portfolio	33%
SVS MFS Strategic Value Portfolio	33%
SVS Oak Strategic Equity Portfolio	33%
SVS Turner Mid Cap Growth Portfolio	33%

J. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, Deutsche Asset Management ("DeAM") and its affiliates, certain individuals, including in some cases Fund Trustees/Directors, and other parties. DeAM has undertaken to bear all liabilities and expenses incurred by the Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding fund valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, DeAM believes the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder funds.

Proxy Voting

A description of the Trust's policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy of the Trust's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

About the Fund's Advisor

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
1-800-778-1482

SCUDDER
INVESTMENTS

Deutsche Asset Management

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

Printed on recycled paper.
SVS2-3 (8/31/04) 32426
Form A
Printed in the U.S.A.

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                        Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders
may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the
Chairman of the Nominating and Governance Committee, Two International Place,
Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

Fund management has previously identified a significant deficiency relating to the overall fund expense payment and accrual process. This matter relates primarily to a bill payment processing issue. There was no material impact to shareholders, fund net asset value, fund performance or the accuracy of any fund's financial statements. Fund management discussed this matter with the
Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Variable Series II

By:                                 /s/Julian Sluyters
                                    ------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Variable Series II

By:                                 /s/Julian Sluyters
                                    ------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 23, 2004

By:                                 /s/Charles A. Rizzo
                                    ------------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               August 23, 2004